UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Blue Chip Growth	.93%
Actual		$ 1,000.00	$ 1,231.20	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.76%
Actual		$ 1,000.00	$ 1,232.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.71%
Actual		$ 1,000.00	$ 1,232.40	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	6.6
Google, Inc. Class A	3.7	3.2
Exxon Mobil Corp.	3.1	2.4
QUALCOMM, Inc.	3.0	1.7
Amazon.com, Inc.	2.0	2.1
NVIDIA Corp.	1.7	0.0
Philip Morris International, Inc.	1.5	1.6
Target Corp.	1.5	1.4
The Coca-Cola Co.	1.5	1.4
Oracle Corp.	1.5	0.4
	26.4
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.7	35.1
Consumer Discretionary	16.9	15.1
Industrials	12.5	13.6
Energy	10.4	7.4
Consumer Staples	7.3	8.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	11.2%	** Foreign investments	8.6%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.8%
Johnson Controls, Inc.	500,500	$ 19,214
Lear Corp. (a)	210,600	22,246
TRW Automotive Holdings Corp. (a)	773,200	46,129
Visteon Corp. (a)(d)	389,100	27,330
		114,919
Automobiles - 2.8%
Bajaj Auto Ltd.	340,995	9,271
Bayerische Motoren Werke AG (BMW)	616,358	47,320
Fiat SpA	617,600	5,995
Ford Motor Co. (a)	7,453,300	118,880
General Motors Co.	3,829,100	139,724
Hyundai Motor Co.	95,676	15,293
Maruti Suzuki India Ltd.	94,097	2,580
Tesla Motors, Inc. (a)(d)	2,272,900	54,777
		393,840
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)	293,594	12,152
Everonn Education Ltd.	325,512	4,192
		16,344
Hotels, Restaurants & Leisure - 3.4%
Bravo Brio Restaurant Group, Inc.	322,300	5,253
Chipotle Mexican Grill, Inc. (a)	119,300	26,117
Hyatt Hotels Corp. Class A (a)	469,794	22,827
Las Vegas Sands Corp. (a)	1,757,900	81,725
Marriott International, Inc. Class A	489,200	19,319
McDonald's Corp.	1,447,230	106,617
Starbucks Corp.	3,885,900	122,522
Starwood Hotels & Resorts Worldwide, Inc.	650,600	38,366
WMS Industries, Inc. (a)	739,200	31,009
Wyndham Worldwide Corp.	1,278,785	35,972
		489,727
Household Durables - 0.3%
Beazer Homes USA, Inc. (a)(d)	3,151,700	16,862
Tempur-Pedic International, Inc. (a)	575,900	25,132
		41,994
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,709,100	289,932
E-Commerce China Dangdang, Inc. ADR	457,000	12,933
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	141,800	$ 30,357
Priceline.com, Inc. (a)	126,700	54,293
		387,515
Media - 0.2%
ReachLocal, Inc. (d)	720,300	15,703
The Walt Disney Co.	259,300	10,079
		25,782
Multiline Retail - 2.4%
Macy's, Inc.	5,266,700	121,924
Target Corp.	3,892,800	213,442
		335,366
Specialty Retail - 2.1%
Ascena Retail Group, Inc. (a)	421,000	11,413
Bed Bath & Beyond, Inc. (a)	374,400	17,971
China ZhengTong Auto Services Holdings Ltd.	2,268,000	1,882
Express, Inc.	774,100	13,469
Foot Locker, Inc.	2,721,000	48,597
Guess?, Inc.	480,800	20,569
Home Depot, Inc.	1,222,400	44,948
Limited Brands, Inc.	262,600	7,678
Lowe's Companies, Inc.	2,880,000	71,424
rue21, Inc. (a)(d)	150,000	4,425
TJX Companies, Inc.	1,072,400	50,821
Tractor Supply Co.	59,000	3,027
Williams-Sonoma, Inc.	280,600	9,035
		305,259
Textiles, Apparel & Luxury Goods - 1.3%
Cia Hering SA	254,600	3,909
Coach, Inc.	194,600	10,526
Columbia Sportswear Co. (d)	264,500	16,129
Deckers Outdoor Corp. (a)	256,300	18,810
Gitanjali Gems Ltd.	2,187,799	9,570
NIKE, Inc. Class B	154,800	12,768
Pandora A/S	325,500	20,773
Polo Ralph Lauren Corp. Class A	211,400	22,658
Provogue (India) Ltd.	2,190,561	2,170
Steven Madden Ltd. (a)	238,100	9,088
Timberland Co. Class A (a)	571,100	15,266
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	132,800	$ 7,949
Vera Bradley, Inc. (d)	961,625	33,075
		182,691
TOTAL CONSUMER DISCRETIONARY		2,293,437
CONSUMER STAPLES - 7.3%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	798,981	44,081
Central European Distribution Corp. (a)	562,800	12,911
Coca-Cola Enterprises, Inc.	454,100	11,425
Dr Pepper Snapple Group, Inc.	2,644,400	93,691
The Coca-Cola Co.	3,355,600	210,899
		373,007
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	509,400	36,595
CVS Caremark Corp.	2,281,800	78,038
Droga Raia SA	462,700	7,270
Drogasil SA	930,300	6,695
Fresh Market, Inc.	785,326	28,876
United Natural Foods, Inc. (a)	474,000	17,538
Walgreen Co.	3,265,800	132,069
Whole Foods Market, Inc.	1,360,000	70,326
		377,407
Food Products - 0.5%
Archer Daniels Midland Co.	319,500	10,438
Diamond Foods, Inc. (d)	427,800	21,292
Green Mountain Coffee Roasters, Inc. (a)(d)	961,300	32,280
Mead Johnson Nutrition Co. Class A	169,700	9,838
		73,848
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	139,300	4,190
Tobacco - 1.5%
Philip Morris International, Inc.	3,734,000	213,734
TOTAL CONSUMER STAPLES		1,042,186
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.4%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	1,097,900	$ 44,377
Baker Hughes, Inc.	756,800	51,848
Dresser-Rand Group, Inc. (a)	276,600	12,704
Halliburton Co.	2,702,700	121,622
National Oilwell Varco, Inc.	1,109,800	82,014
Oceaneering International, Inc. (a)	292,500	22,590
Schlumberger Ltd.	1,301,200	115,794
Transocean Ltd. (a)	1,132,800	90,545
		541,494
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	885,200	47,562
Amyris, Inc.	142,400	4,494
Anadarko Petroleum Corp.	160,700	12,387
Chevron Corp.	366,700	34,811
ConocoPhillips	233,500	16,686
Exxon Mobil Corp.	5,376,400	433,768
Hess Corp.	321,400	27,036
Massey Energy Co.	2,872,053	180,537
Occidental Petroleum Corp.	1,086,600	105,052
Paladin Energy Ltd. (a)	884,432	4,310
Tesoro Corp. (a)	773,100	14,882
Uranium One, Inc.	1,982,900	12,974
Valero Energy Corp.	852,100	21,609
Whiting Petroleum Corp. (a)	125,800	15,886
		931,994
TOTAL ENERGY		1,473,488
FINANCIALS - 5.7%
Capital Markets - 1.5%
BlackRock, Inc. Class A	177,200	35,089
Goldman Sachs Group, Inc.	201,700	33,002
Invesco Ltd.	289,800	7,170
Money Matters Financial Services Ltd.	1,633,500	4,408
Morgan Stanley	4,198,400	123,433
TD Ameritrade Holding Corp.	841,700	17,188
		220,290
Commercial Banks - 0.6%
HDFC Bank Ltd.	252,493	11,305
ICICI Bank Ltd.	666,777	14,980
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,070,500	$ 7,601
SunTrust Banks, Inc.	1,236,300	37,621
Synovus Financial Corp.	3,843,600	10,147
		81,654
Consumer Finance - 0.5%
Discover Financial Services	1,400,200	28,830
Green Dot Corp.	214,800	13,513
Manappuram General Finance & Leasing Ltd.	3,328,852	8,416
Shriram Transport Finance Co. Ltd.	1,309,840	19,630
		70,389
Diversified Financial Services - 2.5%
Bank of America Corp.	2,236,300	30,704
Citigroup, Inc. (a)	33,307,200	160,541
CME Group, Inc.	205,600	63,440
IntercontinentalExchange, Inc. (a)	163,900	19,748
JPMorgan Chase & Co.	1,795,300	80,681
		355,114
Insurance - 0.3%
Genworth Financial, Inc. Class A (a)	3,172,300	43,048
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	858,600	19,052
Parsvnath Developers Ltd. (a)(e)	21,771,340	22,306
		41,358
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	335,144	4,595
TOTAL FINANCIALS		816,448
HEALTH CARE - 6.7%
Biotechnology - 2.0%
Alkermes, Inc. (a)	917,100	11,840
Amgen, Inc. (a)	476,700	26,257
Amylin Pharmaceuticals, Inc. (a)	1,832,100	29,643
ARIAD Pharmaceuticals, Inc. (a)	885,726	5,647
Dendreon Corp. (a)	735,781	25,782
Exelixis, Inc. (a)	1,194,000	10,352
Gilead Sciences, Inc. (a)	890,200	34,166
Human Genome Sciences, Inc. (a)	1,012,500	24,563
InterMune, Inc. (a)	399,463	14,928
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Micromet, Inc. (a)	1,322,420	$ 8,503
SIGA Technologies, Inc. (a)	918,000	10,534
Theravance, Inc. (a)	208,800	4,393
Vertex Pharmaceuticals, Inc. (a)	2,001,500	77,838
		284,446
Health Care Equipment & Supplies - 0.4%
C. R. Bard, Inc.	91,200	8,605
Covidien PLC	477,000	22,643
Edwards Lifesciences Corp. (a)	165,100	13,916
Elekta AB (B Shares)	135,000	5,458
Opto Circuits India Ltd.	1,026,246	5,476
William Demant Holding AS (a)	126,000	10,089
		66,187
Health Care Providers & Services - 2.7%
Express Scripts, Inc. (a)	3,314,380	186,699
McKesson Corp.	1,379,100	103,667
Medco Health Solutions, Inc. (a)	1,539,900	93,965
		384,331
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	597,100	12,605
Cerner Corp. (a)	489,100	48,348
SXC Health Solutions Corp. (a)	163,800	7,886
		68,839
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	1,396,255	58,405
Covance, Inc. (a)	126,400	7,126
Illumina, Inc. (a)	391,000	27,112
Thermo Fisher Scientific, Inc. (a)	74,500	4,267
		96,910
Pharmaceuticals - 0.4%
Allergan, Inc.	161,300	11,389
AVANIR Pharmaceuticals Class A (a)(d)	1,264,000	5,119
Novo Nordisk AS Series B	76,779	8,643
Perrigo Co.	50,000	3,637
Questcor Pharmaceuticals, Inc. (a)	181,600	2,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ranbaxy Laboratories Ltd. (a)	560,099	$ 6,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	269,300	14,717
		52,972
TOTAL HEALTH CARE		953,685
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.7%
Bombardier, Inc. Class B (sub. vtg.)	4,930,700	28,074
Honeywell International, Inc.	746,800	41,828
Precision Castparts Corp.	954,700	136,513
Rockwell Collins, Inc.	398,700	25,573
The Boeing Co.	1,665,800	115,740
United Technologies Corp.	2,201,300	178,966
		526,694
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,008,600	72,236
Airlines - 0.5%
Copa Holdings SA Class A	216,000	12,150
United Continental Holdings, Inc. (a)	2,587,455	65,721
		77,871
Building Products - 0.3%
Armstrong World Industries, Inc.	670,000	27,209
Lennox International, Inc.	196,000	9,631
		36,840
Construction & Engineering - 1.2%
Fluor Corp.	1,360,600	94,140
Jacobs Engineering Group, Inc. (a)	968,471	49,750
Shaw Group, Inc. (a)	616,400	23,281
		167,171
Electrical Equipment - 0.8%
Emerson Electric Co.	1,044,700	61,512
Polypore International, Inc. (a)	539,800	25,991
Regal-Beloit Corp.	108,300	7,228
Rockwell Automation, Inc.	295,100	23,906
		118,637
Industrial Conglomerates - 0.1%
Textron, Inc.	572,000	15,038
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 4.0%
Beml Ltd.	504,883	$ 9,586
Caterpillar, Inc.	1,237,200	120,021
Cummins, Inc.	892,900	94,540
Danaher Corp.	1,490,300	68,643
Dover Corp.	513,100	32,890
Fiat Industrial SpA (a)	617,600	8,358
Ingersoll-Rand Co. Ltd.	2,120,100	100,069
PACCAR, Inc.	1,208,600	68,274
Pall Corp.	686,200	38,022
Parker Hannifin Corp.	168,600	15,075
WABCO Holdings, Inc. (a)	294,200	17,181
		572,659
Professional Services - 0.1%
Manpower, Inc.	285,800	18,454
Road & Rail - 1.2%
CSX Corp.	664,500	46,914
Kansas City Southern (a)	100,000	4,998
Swift Transporation Co.	1,145,300	16,366
Union Pacific Corp.	1,004,500	95,056
		163,334
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	10,365
TOTAL INDUSTRIALS		1,779,299
INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 5.1%
Acme Packet, Inc. (a)	464,200	24,965
Ciena Corp. (a)	373,700	8,233
Cisco Systems, Inc. (a)	4,640,200	98,140
HTC Corp.	1,787,000	60,244
Juniper Networks, Inc. (a)	1,955,400	72,584
Motorola Mobility Holdings, Inc. (a)	527,651	14,706
QUALCOMM, Inc.	7,794,600	421,922
Research In Motion Ltd. (a)	564,700	33,379
		734,173
Computers & Peripherals - 9.5%
Apple, Inc. (a)	2,886,200	979,345
EMC Corp. (a)	3,529,900	87,859
Hewlett-Packard Co.	946,200	43,232
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	2,039,100	$ 111,600
SanDisk Corp. (a)	763,700	34,649
Seagate Technology (a)	2,907,600	40,706
Western Digital Corp. (a)	1,463,200	49,778
		1,347,169
Electronic Equipment & Components - 0.3%
HLS Systems International Ltd. (a)	50,000	803
Jabil Circuit, Inc.	1,833,400	37,053
TPK Holdings Co.	16,000	391
		38,247
Internet Software & Services - 6.9%
Akamai Technologies, Inc. (a)	2,271,600	109,764
Alibaba.com Ltd.	4,368,000	8,628
Baidu.com, Inc. sponsored ADR (a)	600,400	65,221
Bitauto Holdings Ltd. ADR	1,106,400	11,993
Demand Media, Inc. (a)	286,500	5,810
eBay, Inc. (a)	3,717,518	112,864
Google, Inc. Class A (a)	884,200	530,838
INFO Edge India Ltd.	293,110	3,487
Mail.ru Group Ltd. GDR unit (a)(f)	764,100	27,202
OpenTable, Inc. (a)	264,051	20,760
Rackspace Hosting, Inc. (a)	2,061,200	69,071
VistaPrint Ltd. (a)	138,400	7,009
YouKu.com, Inc. ADR (a)(d)	411,900	12,205
		984,852
IT Services - 2.9%
Accenture PLC Class A	548,000	28,206
Cognizant Technology Solutions Corp. Class A (a)	1,141,900	83,302
MasterCard, Inc. Class A	543,600	128,567
VeriFone Systems, Inc. (a)	362,700	14,486
Visa, Inc. Class A	2,310,200	161,367
		415,928
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	188,300	7,074
Applied Materials, Inc.	1,867,200	29,296
Atmel Corp. (a)	2,932,500	39,706
Avago Technologies Ltd.	3,661,100	105,110
Broadcom Corp. Class A	2,335,100	105,290
GT Solar International, Inc. (a)(d)	1,761,900	19,460
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	701,200	$ 34,983
Marvell Technology Group Ltd. (a)	4,307,800	81,891
Maxim Integrated Products, Inc.	1,000,800	25,841
Micron Technology, Inc. (a)	895,000	9,433
National Semiconductor Corp.	3,163,000	47,951
NVIDIA Corp. (a)	9,794,422	234,283
NXP Semiconductors NV	2,790,200	71,820
Silicon Laboratories, Inc. (a)	364,700	16,222
Skyworks Solutions, Inc. (a)	974,800	30,969
Spreadtrum Communications, Inc. ADR (a)	720,700	15,495
Teradyne, Inc. (a)	1,000,000	16,680
		891,504
Software - 5.7%
Adobe Systems, Inc. (a)	252,300	8,339
BMC Software, Inc. (a)	181,100	8,638
BroadSoft, Inc. (a)	930,000	25,770
Check Point Software Technologies Ltd. (a)	1,510,800	67,306
Citrix Systems, Inc. (a)	913,600	57,721
Informatica Corp. (a)	1,193,700	55,388
Intuit, Inc. (a)	712,600	33,442
Microsoft Corp.	54,500	1,511
Nuance Communications, Inc. (a)	1,387,000	28,198
Oracle Corp.	6,488,000	207,811
QLIK Technologies, Inc.	961,763	22,323
RealPage, Inc.	1,106,300	30,302
Red Hat, Inc. (a)	2,268,900	93,751
Rovi Corp. (a)	456,600	28,200
salesforce.com, Inc. (a)	722,518	93,306
SuccessFactors, Inc. (a)	199,100	5,798
Velti Ltd. (a)	298,100	4,239
VMware, Inc. Class A (a)	417,900	35,739
		807,782
TOTAL INFORMATION TECHNOLOGY		5,219,655
MATERIALS - 3.5%
Chemicals - 1.5%
Cabot Corp.	439,900	19,026
Celanese Corp. Class A	436,600	18,115
CF Industries Holdings, Inc.	504,600	68,141
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Grasim Industries Ltd.	176,744	$ 9,382
LyondellBasell Industries NV Class A (a)	1,460,600	52,494
Methanex Corp.	228,300	6,207
Monsanto Co.	98,200	7,206
PPG Industries, Inc.	51,300	4,324
Rockwood Holdings, Inc. (a)	384,600	15,611
Sherwin-Williams Co.	51,200	4,338
Valspar Corp.	118,200	4,417
		209,261
Construction Materials - 0.0%
ACC Ltd.	150,000	3,246
Containers & Packaging - 0.1%
Ball Corp.	220,500	15,684
Metals & Mining - 1.9%
Allegheny Technologies, Inc.	66,300	4,322
Carpenter Technology Corp.	699,325	28,777
Freeport-McMoRan Copper & Gold, Inc.	708,700	77,071
Reliance Steel & Aluminum Co.	502,700	26,286
Silver Wheaton Corp. (a)	260,500	8,038
Stillwater Mining Co. (a)	393,700	8,535
United States Steel Corp. (d)	1,705,100	98,333
Walter Energy, Inc.	188,000	24,491
		275,853
TOTAL MATERIALS		504,044
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	460,200	19,319
TOTAL COMMON STOCKS (Cost $10,352,785)		14,101,561
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE	416,200	$ 38,654
Volkswagen AG	469,600	75,860
		114,514
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,268)		114,514
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.19% (b)	49,595,621	49,596
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	159,497,250	159,497
TOTAL MONEY MARKET FUNDS (Cost $209,093)		209,093
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $10,639,146)		14,425,168
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(189,793)
NET ASSETS - 100%		$ 14,235,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,202,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	472
Total	$ 507
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 16,160	$ -	$ 14,466	$ -	$ -
Parsvnath Developers Ltd.	18,023	14,168	-	-	22,306
Total	$ 34,183	$ 14,168	$ 14,466	$ -	$ 22,306
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,407,951	$ 2,405,371	$ 2,580	$ -
Consumer Staples	1,042,186	998,105	44,081	-
Energy	1,473,488	1,473,488	-	-
Financials	816,448	790,163	26,285	-
Health Care	953,685	945,042	8,643	-
Industrials	1,779,299	1,779,299	-	-
Information Technology	5,219,655	5,219,655	-	-
Materials	504,044	494,662	9,382	-
Telecommunication Services	19,319	19,319	-	-
Money Market Funds	209,093	209,093	-	-
Total Investments in Securities:	$ 14,425,168	$ 14,334,197	$ 90,971	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,774
Total Realized Gain (Loss)	(1,136)
Total Unrealized Gain (Loss)	174
Cost of Purchases	-
Proceeds of Sales	(5,812)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Ireland	1.3%
Germany	1.1%
India	1.1%
Others (Individually Less Than 1%)	7.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,028,059,000 of which $671,371,000 and $356,688,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,006) - See accompanying schedule: Unaffiliated issuers (cost $10,399,202)	$ 14,193,769
Fidelity Central Funds (cost $209,093)	209,093
Other affiliated issuers (cost $30,851)	22,306
Total Investments (cost $10,639,146)		$ 14,425,168
Foreign currency held at value (cost $820)		820
Receivable for investments sold		265,133
Receivable for fund shares sold		32,727
Dividends receivable		2,801
Distributions receivable from Fidelity Central Funds		191
Prepaid expenses		30
Other receivables		946
Total assets		14,727,816

Liabilities
Payable to custodian bank	$ 374
Payable for investments purchased	306,929
Payable for fund shares redeemed	14,250
Accrued management fee	8,434
Other affiliated payables	2,379
Other payables and accrued expenses	578
Collateral on securities loaned, at value	159,497
Total liabilities		492,441

Net Assets		$ 14,235,375
Net Assets consist of:
Paid in capital		$ 10,921,318
Accumulated net investment loss		(10,769)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(461,169)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,785,995
Net Assets		$ 14,235,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($12,293,630 ÷ 265,604 shares)	$ 46.29

Class K: Net Asset Value, offering price and redemption price per share ($1,237,872 ÷ 26,745 shares)	$ 46.28

Class F: Net Asset Value, offering price and redemption price per share ($703,873 ÷ 15,201 shares)	$ 46.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,561
Interest		3
Income from Fidelity Central Funds		507
Total income		53,071

Expenses
Management fee Basic fee	$ 35,632
Performance adjustment	8,114
Transfer agent fees	13,009
Accounting and security lending fees	712
Custodian fees and expenses	271
Independent trustees' compensation	35
Registration fees	74
Audit	66
Legal	43
Interest	12
Miscellaneous	63
Total expenses before reductions	58,031
Expense reductions	(894)	57,137
Net investment income (loss)		(4,066)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	664,639
Other affiliated issuers	(10,044)
Foreign currency transactions	(1,905)
Total net realized gain (loss)		652,690
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $49)	1,984,810
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		1,984,958
Net gain (loss)		2,637,648
Net increase (decrease) in net assets resulting from operations		$ 2,633,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,066)	$ 13,622
Net realized gain (loss)	652,690	1,055,028
Change in net unrealized appreciation (depreciation)	1,984,958	793,347
Net increase (decrease) in net assets resulting from operations	2,633,582	1,861,997
Distributions to shareholders from net investment income	(8,765)	(57,433)
Distributions to shareholders from net realized gain	(6,091)	-
Total distributions	(14,856)	(57,433)
Share transactions - net increase (decrease)	68,429	(538,131)
Total increase (decrease) in net assets	2,687,155	1,266,433

Net Assets
Beginning of period	11,548,220	10,281,787
End of period (including accumulated net investment loss of $10,769 and undistributed net investment income of $2,062, respectively)	$ 14,235,375	$ 11,548,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.27	.35	.32	.23
Net realized and unrealized gain (loss)	8.72	5.80	(6.36)	(2.89)	6.19	(1.06)
Total from investment operations	8.70	5.84	(6.09)	(2.54)	6.51	(.83)
Distributions from net investment income	(.02)	(.18)	(.29)	(.33)	(.24)	(.23)
Distributions from net realized gain	(.02)	-	(.71)	(4.95)	(.93)	-
Total distributions	(.04)	(.18)	(1.00)	(5.28)	(1.17)	(.23)
Net asset value, end of period	$ 46.29	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54
Total Return B, C	23.12%	18.29%	(15.85)%	(6.30)%	16.02%	(1.97)%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.94%	.76%	.58%	.60%	.63%
Expenses net of fee waivers, if any	.93% A	.94%	.76%	.58%	.60%	.63%
Expenses net of all reductions	.92% A	.93%	.76%	.57%	.59%	.61%
Net investment income (loss)	(.09)% A	.10%	.93%	.81%	.72%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 12,294	$ 10,295	$ 9,691	$ 13,349	$ 18,616	$ 19,571
Portfolio turnover rate F	126% A	135%	134%	82%	87%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.02	.11	.32	.10
Net realized and unrealized gain (loss)	8.72	5.79	(6.33)	(2.84)
Total from investment operations	8.74	5.90	(6.01)	(2.74)
Distributions from net investment income	(.10)	(.25)	(.34)	-
Distributions from net realized gain	(.02)	-	(.71)	-
Total distributions	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 46.28	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	23.23%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.76% A	.75%	.53%	.41% A
Expenses net of all reductions	.74% A	.74%	.52%	.41% A
Net investment income (loss)	.09% A	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,237,872	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	126% A	135%	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.03	.13	- I
Net realized and unrealized gain (loss)	8.71	5.80	2.82
Total from investment operations	8.74	5.93	2.82
Distributions from net investment income	(.11)	(.22)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.13)	(.22)	-
Net asset value, end of period	$ 46.30	$ 37.69	$ 31.98
Total Return B, C	23.24%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.70%	.51%A
Expenses net of fee waivers, if any	.71%A	.70%	.51%A
Expenses net of all reductions	.69%A	.68%	.51%A
Net investment income (loss)	.14%A	.35%	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 703,873	$ 321,409	$ 261
Portfolio turnover rate F	126%A	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,858,280
Gross unrealized depreciation	(125,852)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,732,428
Tax cost	$ 10,692,740

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,032,085 and $7,929,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 12,731.23
Class K	278.05
	$ 13,009

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $269 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,315.47%		$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,013. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $472, including $22 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,562. The weighted average interest rate was .69%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $894 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Blue Chip Growth	$ 5,059	$ 52,296
Class K	2,396	4,902
Class F	1,310	235
Total	$ 8,765	$ 57,433
From net realized gain
Blue Chip Growth	$ 5,301	$ -
Class K	520	-
Class F	270	-
Total	$ 6,091	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Blue Chip Growth
Shares sold	24,844	41,698	$ 1,071,524	$ 1,553,486
Conversion to Class K	-	(604)	-	(19,981)
Reinvestment of distributions	232	1,459	10,166	51,338
Shares redeemed	(33,085)	(72,051)	(1,382,230)	(2,676,741)
Net increase (decrease)	(8,009)	(29,498)	$ (300,540)	$ (1,091,898)
Class K
Shares sold	6,451	11,377	$ 271,887	$ 427,050
Conversion from Blue Chip Growth	-	603	-	19,981
Reinvestment of distributions	70	139	2,916	4,902
Shares redeemed	(4,511)	(5,839)	(188,331)	(218,811)
Net increase (decrease)	2,010	6,280	$ 86,472	$ 233,122
Class F
Shares sold	7,100	8,796	$ 301,794	$ 331,309
Reinvestment of distributions	38	6	1,580	235
Shares redeemed	(465)	(282)	(20,877)	(10,900)
Net increase (decrease)	6,673	8,520	$ 282,497	$ 320,644

A Conversion transactions for Class K and Blue Chip Growth are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

BCF-USAN-0311
1.789282.108

Fidelity®

Blue Chip Growth

Fund -
Class F

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Blue Chip Growth	.93%
Actual		$ 1,000.00	$ 1,231.20	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.76%
Actual		$ 1,000.00	$ 1,232.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.71%
Actual		$ 1,000.00	$ 1,232.40	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	6.6
Google, Inc. Class A	3.7	3.2
Exxon Mobil Corp.	3.1	2.4
QUALCOMM, Inc.	3.0	1.7
Amazon.com, Inc.	2.0	2.1
NVIDIA Corp.	1.7	0.0
Philip Morris International, Inc.	1.5	1.6
Target Corp.	1.5	1.4
The Coca-Cola Co.	1.5	1.4
Oracle Corp.	1.5	0.4
	26.4
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.7	35.1
Consumer Discretionary	16.9	15.1
Industrials	12.5	13.6
Energy	10.4	7.4
Consumer Staples	7.3	8.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	11.2%	** Foreign investments	8.6%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.8%
Johnson Controls, Inc.	500,500	$ 19,214
Lear Corp. (a)	210,600	22,246
TRW Automotive Holdings Corp. (a)	773,200	46,129
Visteon Corp. (a)(d)	389,100	27,330
		114,919
Automobiles - 2.8%
Bajaj Auto Ltd.	340,995	9,271
Bayerische Motoren Werke AG (BMW)	616,358	47,320
Fiat SpA	617,600	5,995
Ford Motor Co. (a)	7,453,300	118,880
General Motors Co.	3,829,100	139,724
Hyundai Motor Co.	95,676	15,293
Maruti Suzuki India Ltd.	94,097	2,580
Tesla Motors, Inc. (a)(d)	2,272,900	54,777
		393,840
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)	293,594	12,152
Everonn Education Ltd.	325,512	4,192
		16,344
Hotels, Restaurants & Leisure - 3.4%
Bravo Brio Restaurant Group, Inc.	322,300	5,253
Chipotle Mexican Grill, Inc. (a)	119,300	26,117
Hyatt Hotels Corp. Class A (a)	469,794	22,827
Las Vegas Sands Corp. (a)	1,757,900	81,725
Marriott International, Inc. Class A	489,200	19,319
McDonald's Corp.	1,447,230	106,617
Starbucks Corp.	3,885,900	122,522
Starwood Hotels & Resorts Worldwide, Inc.	650,600	38,366
WMS Industries, Inc. (a)	739,200	31,009
Wyndham Worldwide Corp.	1,278,785	35,972
		489,727
Household Durables - 0.3%
Beazer Homes USA, Inc. (a)(d)	3,151,700	16,862
Tempur-Pedic International, Inc. (a)	575,900	25,132
		41,994
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,709,100	289,932
E-Commerce China Dangdang, Inc. ADR	457,000	12,933
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	141,800	$ 30,357
Priceline.com, Inc. (a)	126,700	54,293
		387,515
Media - 0.2%
ReachLocal, Inc. (d)	720,300	15,703
The Walt Disney Co.	259,300	10,079
		25,782
Multiline Retail - 2.4%
Macy's, Inc.	5,266,700	121,924
Target Corp.	3,892,800	213,442
		335,366
Specialty Retail - 2.1%
Ascena Retail Group, Inc. (a)	421,000	11,413
Bed Bath & Beyond, Inc. (a)	374,400	17,971
China ZhengTong Auto Services Holdings Ltd.	2,268,000	1,882
Express, Inc.	774,100	13,469
Foot Locker, Inc.	2,721,000	48,597
Guess?, Inc.	480,800	20,569
Home Depot, Inc.	1,222,400	44,948
Limited Brands, Inc.	262,600	7,678
Lowe's Companies, Inc.	2,880,000	71,424
rue21, Inc. (a)(d)	150,000	4,425
TJX Companies, Inc.	1,072,400	50,821
Tractor Supply Co.	59,000	3,027
Williams-Sonoma, Inc.	280,600	9,035
		305,259
Textiles, Apparel & Luxury Goods - 1.3%
Cia Hering SA	254,600	3,909
Coach, Inc.	194,600	10,526
Columbia Sportswear Co. (d)	264,500	16,129
Deckers Outdoor Corp. (a)	256,300	18,810
Gitanjali Gems Ltd.	2,187,799	9,570
NIKE, Inc. Class B	154,800	12,768
Pandora A/S	325,500	20,773
Polo Ralph Lauren Corp. Class A	211,400	22,658
Provogue (India) Ltd.	2,190,561	2,170
Steven Madden Ltd. (a)	238,100	9,088
Timberland Co. Class A (a)	571,100	15,266
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	132,800	$ 7,949
Vera Bradley, Inc. (d)	961,625	33,075
		182,691
TOTAL CONSUMER DISCRETIONARY		2,293,437
CONSUMER STAPLES - 7.3%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	798,981	44,081
Central European Distribution Corp. (a)	562,800	12,911
Coca-Cola Enterprises, Inc.	454,100	11,425
Dr Pepper Snapple Group, Inc.	2,644,400	93,691
The Coca-Cola Co.	3,355,600	210,899
		373,007
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	509,400	36,595
CVS Caremark Corp.	2,281,800	78,038
Droga Raia SA	462,700	7,270
Drogasil SA	930,300	6,695
Fresh Market, Inc.	785,326	28,876
United Natural Foods, Inc. (a)	474,000	17,538
Walgreen Co.	3,265,800	132,069
Whole Foods Market, Inc.	1,360,000	70,326
		377,407
Food Products - 0.5%
Archer Daniels Midland Co.	319,500	10,438
Diamond Foods, Inc. (d)	427,800	21,292
Green Mountain Coffee Roasters, Inc. (a)(d)	961,300	32,280
Mead Johnson Nutrition Co. Class A	169,700	9,838
		73,848
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	139,300	4,190
Tobacco - 1.5%
Philip Morris International, Inc.	3,734,000	213,734
TOTAL CONSUMER STAPLES		1,042,186
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.4%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	1,097,900	$ 44,377
Baker Hughes, Inc.	756,800	51,848
Dresser-Rand Group, Inc. (a)	276,600	12,704
Halliburton Co.	2,702,700	121,622
National Oilwell Varco, Inc.	1,109,800	82,014
Oceaneering International, Inc. (a)	292,500	22,590
Schlumberger Ltd.	1,301,200	115,794
Transocean Ltd. (a)	1,132,800	90,545
		541,494
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	885,200	47,562
Amyris, Inc.	142,400	4,494
Anadarko Petroleum Corp.	160,700	12,387
Chevron Corp.	366,700	34,811
ConocoPhillips	233,500	16,686
Exxon Mobil Corp.	5,376,400	433,768
Hess Corp.	321,400	27,036
Massey Energy Co.	2,872,053	180,537
Occidental Petroleum Corp.	1,086,600	105,052
Paladin Energy Ltd. (a)	884,432	4,310
Tesoro Corp. (a)	773,100	14,882
Uranium One, Inc.	1,982,900	12,974
Valero Energy Corp.	852,100	21,609
Whiting Petroleum Corp. (a)	125,800	15,886
		931,994
TOTAL ENERGY		1,473,488
FINANCIALS - 5.7%
Capital Markets - 1.5%
BlackRock, Inc. Class A	177,200	35,089
Goldman Sachs Group, Inc.	201,700	33,002
Invesco Ltd.	289,800	7,170
Money Matters Financial Services Ltd.	1,633,500	4,408
Morgan Stanley	4,198,400	123,433
TD Ameritrade Holding Corp.	841,700	17,188
		220,290
Commercial Banks - 0.6%
HDFC Bank Ltd.	252,493	11,305
ICICI Bank Ltd.	666,777	14,980
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,070,500	$ 7,601
SunTrust Banks, Inc.	1,236,300	37,621
Synovus Financial Corp.	3,843,600	10,147
		81,654
Consumer Finance - 0.5%
Discover Financial Services	1,400,200	28,830
Green Dot Corp.	214,800	13,513
Manappuram General Finance & Leasing Ltd.	3,328,852	8,416
Shriram Transport Finance Co. Ltd.	1,309,840	19,630
		70,389
Diversified Financial Services - 2.5%
Bank of America Corp.	2,236,300	30,704
Citigroup, Inc. (a)	33,307,200	160,541
CME Group, Inc.	205,600	63,440
IntercontinentalExchange, Inc. (a)	163,900	19,748
JPMorgan Chase & Co.	1,795,300	80,681
		355,114
Insurance - 0.3%
Genworth Financial, Inc. Class A (a)	3,172,300	43,048
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	858,600	19,052
Parsvnath Developers Ltd. (a)(e)	21,771,340	22,306
		41,358
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	335,144	4,595
TOTAL FINANCIALS		816,448
HEALTH CARE - 6.7%
Biotechnology - 2.0%
Alkermes, Inc. (a)	917,100	11,840
Amgen, Inc. (a)	476,700	26,257
Amylin Pharmaceuticals, Inc. (a)	1,832,100	29,643
ARIAD Pharmaceuticals, Inc. (a)	885,726	5,647
Dendreon Corp. (a)	735,781	25,782
Exelixis, Inc. (a)	1,194,000	10,352
Gilead Sciences, Inc. (a)	890,200	34,166
Human Genome Sciences, Inc. (a)	1,012,500	24,563
InterMune, Inc. (a)	399,463	14,928
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Micromet, Inc. (a)	1,322,420	$ 8,503
SIGA Technologies, Inc. (a)	918,000	10,534
Theravance, Inc. (a)	208,800	4,393
Vertex Pharmaceuticals, Inc. (a)	2,001,500	77,838
		284,446
Health Care Equipment & Supplies - 0.4%
C. R. Bard, Inc.	91,200	8,605
Covidien PLC	477,000	22,643
Edwards Lifesciences Corp. (a)	165,100	13,916
Elekta AB (B Shares)	135,000	5,458
Opto Circuits India Ltd.	1,026,246	5,476
William Demant Holding AS (a)	126,000	10,089
		66,187
Health Care Providers & Services - 2.7%
Express Scripts, Inc. (a)	3,314,380	186,699
McKesson Corp.	1,379,100	103,667
Medco Health Solutions, Inc. (a)	1,539,900	93,965
		384,331
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	597,100	12,605
Cerner Corp. (a)	489,100	48,348
SXC Health Solutions Corp. (a)	163,800	7,886
		68,839
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	1,396,255	58,405
Covance, Inc. (a)	126,400	7,126
Illumina, Inc. (a)	391,000	27,112
Thermo Fisher Scientific, Inc. (a)	74,500	4,267
		96,910
Pharmaceuticals - 0.4%
Allergan, Inc.	161,300	11,389
AVANIR Pharmaceuticals Class A (a)(d)	1,264,000	5,119
Novo Nordisk AS Series B	76,779	8,643
Perrigo Co.	50,000	3,637
Questcor Pharmaceuticals, Inc. (a)	181,600	2,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ranbaxy Laboratories Ltd. (a)	560,099	$ 6,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	269,300	14,717
		52,972
TOTAL HEALTH CARE		953,685
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.7%
Bombardier, Inc. Class B (sub. vtg.)	4,930,700	28,074
Honeywell International, Inc.	746,800	41,828
Precision Castparts Corp.	954,700	136,513
Rockwell Collins, Inc.	398,700	25,573
The Boeing Co.	1,665,800	115,740
United Technologies Corp.	2,201,300	178,966
		526,694
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,008,600	72,236
Airlines - 0.5%
Copa Holdings SA Class A	216,000	12,150
United Continental Holdings, Inc. (a)	2,587,455	65,721
		77,871
Building Products - 0.3%
Armstrong World Industries, Inc.	670,000	27,209
Lennox International, Inc.	196,000	9,631
		36,840
Construction & Engineering - 1.2%
Fluor Corp.	1,360,600	94,140
Jacobs Engineering Group, Inc. (a)	968,471	49,750
Shaw Group, Inc. (a)	616,400	23,281
		167,171
Electrical Equipment - 0.8%
Emerson Electric Co.	1,044,700	61,512
Polypore International, Inc. (a)	539,800	25,991
Regal-Beloit Corp.	108,300	7,228
Rockwell Automation, Inc.	295,100	23,906
		118,637
Industrial Conglomerates - 0.1%
Textron, Inc.	572,000	15,038
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 4.0%
Beml Ltd.	504,883	$ 9,586
Caterpillar, Inc.	1,237,200	120,021
Cummins, Inc.	892,900	94,540
Danaher Corp.	1,490,300	68,643
Dover Corp.	513,100	32,890
Fiat Industrial SpA (a)	617,600	8,358
Ingersoll-Rand Co. Ltd.	2,120,100	100,069
PACCAR, Inc.	1,208,600	68,274
Pall Corp.	686,200	38,022
Parker Hannifin Corp.	168,600	15,075
WABCO Holdings, Inc. (a)	294,200	17,181
		572,659
Professional Services - 0.1%
Manpower, Inc.	285,800	18,454
Road & Rail - 1.2%
CSX Corp.	664,500	46,914
Kansas City Southern (a)	100,000	4,998
Swift Transporation Co.	1,145,300	16,366
Union Pacific Corp.	1,004,500	95,056
		163,334
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	10,365
TOTAL INDUSTRIALS		1,779,299
INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 5.1%
Acme Packet, Inc. (a)	464,200	24,965
Ciena Corp. (a)	373,700	8,233
Cisco Systems, Inc. (a)	4,640,200	98,140
HTC Corp.	1,787,000	60,244
Juniper Networks, Inc. (a)	1,955,400	72,584
Motorola Mobility Holdings, Inc. (a)	527,651	14,706
QUALCOMM, Inc.	7,794,600	421,922
Research In Motion Ltd. (a)	564,700	33,379
		734,173
Computers & Peripherals - 9.5%
Apple, Inc. (a)	2,886,200	979,345
EMC Corp. (a)	3,529,900	87,859
Hewlett-Packard Co.	946,200	43,232
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	2,039,100	$ 111,600
SanDisk Corp. (a)	763,700	34,649
Seagate Technology (a)	2,907,600	40,706
Western Digital Corp. (a)	1,463,200	49,778
		1,347,169
Electronic Equipment & Components - 0.3%
HLS Systems International Ltd. (a)	50,000	803
Jabil Circuit, Inc.	1,833,400	37,053
TPK Holdings Co.	16,000	391
		38,247
Internet Software & Services - 6.9%
Akamai Technologies, Inc. (a)	2,271,600	109,764
Alibaba.com Ltd.	4,368,000	8,628
Baidu.com, Inc. sponsored ADR (a)	600,400	65,221
Bitauto Holdings Ltd. ADR	1,106,400	11,993
Demand Media, Inc. (a)	286,500	5,810
eBay, Inc. (a)	3,717,518	112,864
Google, Inc. Class A (a)	884,200	530,838
INFO Edge India Ltd.	293,110	3,487
Mail.ru Group Ltd. GDR unit (a)(f)	764,100	27,202
OpenTable, Inc. (a)	264,051	20,760
Rackspace Hosting, Inc. (a)	2,061,200	69,071
VistaPrint Ltd. (a)	138,400	7,009
YouKu.com, Inc. ADR (a)(d)	411,900	12,205
		984,852
IT Services - 2.9%
Accenture PLC Class A	548,000	28,206
Cognizant Technology Solutions Corp. Class A (a)	1,141,900	83,302
MasterCard, Inc. Class A	543,600	128,567
VeriFone Systems, Inc. (a)	362,700	14,486
Visa, Inc. Class A	2,310,200	161,367
		415,928
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	188,300	7,074
Applied Materials, Inc.	1,867,200	29,296
Atmel Corp. (a)	2,932,500	39,706
Avago Technologies Ltd.	3,661,100	105,110
Broadcom Corp. Class A	2,335,100	105,290
GT Solar International, Inc. (a)(d)	1,761,900	19,460
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	701,200	$ 34,983
Marvell Technology Group Ltd. (a)	4,307,800	81,891
Maxim Integrated Products, Inc.	1,000,800	25,841
Micron Technology, Inc. (a)	895,000	9,433
National Semiconductor Corp.	3,163,000	47,951
NVIDIA Corp. (a)	9,794,422	234,283
NXP Semiconductors NV	2,790,200	71,820
Silicon Laboratories, Inc. (a)	364,700	16,222
Skyworks Solutions, Inc. (a)	974,800	30,969
Spreadtrum Communications, Inc. ADR (a)	720,700	15,495
Teradyne, Inc. (a)	1,000,000	16,680
		891,504
Software - 5.7%
Adobe Systems, Inc. (a)	252,300	8,339
BMC Software, Inc. (a)	181,100	8,638
BroadSoft, Inc. (a)	930,000	25,770
Check Point Software Technologies Ltd. (a)	1,510,800	67,306
Citrix Systems, Inc. (a)	913,600	57,721
Informatica Corp. (a)	1,193,700	55,388
Intuit, Inc. (a)	712,600	33,442
Microsoft Corp.	54,500	1,511
Nuance Communications, Inc. (a)	1,387,000	28,198
Oracle Corp.	6,488,000	207,811
QLIK Technologies, Inc.	961,763	22,323
RealPage, Inc.	1,106,300	30,302
Red Hat, Inc. (a)	2,268,900	93,751
Rovi Corp. (a)	456,600	28,200
salesforce.com, Inc. (a)	722,518	93,306
SuccessFactors, Inc. (a)	199,100	5,798
Velti Ltd. (a)	298,100	4,239
VMware, Inc. Class A (a)	417,900	35,739
		807,782
TOTAL INFORMATION TECHNOLOGY		5,219,655
MATERIALS - 3.5%
Chemicals - 1.5%
Cabot Corp.	439,900	19,026
Celanese Corp. Class A	436,600	18,115
CF Industries Holdings, Inc.	504,600	68,141
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Grasim Industries Ltd.	176,744	$ 9,382
LyondellBasell Industries NV Class A (a)	1,460,600	52,494
Methanex Corp.	228,300	6,207
Monsanto Co.	98,200	7,206
PPG Industries, Inc.	51,300	4,324
Rockwood Holdings, Inc. (a)	384,600	15,611
Sherwin-Williams Co.	51,200	4,338
Valspar Corp.	118,200	4,417
		209,261
Construction Materials - 0.0%
ACC Ltd.	150,000	3,246
Containers & Packaging - 0.1%
Ball Corp.	220,500	15,684
Metals & Mining - 1.9%
Allegheny Technologies, Inc.	66,300	4,322
Carpenter Technology Corp.	699,325	28,777
Freeport-McMoRan Copper & Gold, Inc.	708,700	77,071
Reliance Steel & Aluminum Co.	502,700	26,286
Silver Wheaton Corp. (a)	260,500	8,038
Stillwater Mining Co. (a)	393,700	8,535
United States Steel Corp. (d)	1,705,100	98,333
Walter Energy, Inc.	188,000	24,491
		275,853
TOTAL MATERIALS		504,044
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	460,200	19,319
TOTAL COMMON STOCKS (Cost $10,352,785)		14,101,561
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE	416,200	$ 38,654
Volkswagen AG	469,600	75,860
		114,514
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,268)		114,514
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.19% (b)	49,595,621	49,596
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	159,497,250	159,497
TOTAL MONEY MARKET FUNDS (Cost $209,093)		209,093
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $10,639,146)		14,425,168
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(189,793)
NET ASSETS - 100%		$ 14,235,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,202,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	472
Total	$ 507
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 16,160	$ -	$ 14,466	$ -	$ -
Parsvnath Developers Ltd.	18,023	14,168	-	-	22,306
Total	$ 34,183	$ 14,168	$ 14,466	$ -	$ 22,306
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,407,951	$ 2,405,371	$ 2,580	$ -
Consumer Staples	1,042,186	998,105	44,081	-
Energy	1,473,488	1,473,488	-	-
Financials	816,448	790,163	26,285	-
Health Care	953,685	945,042	8,643	-
Industrials	1,779,299	1,779,299	-	-
Information Technology	5,219,655	5,219,655	-	-
Materials	504,044	494,662	9,382	-
Telecommunication Services	19,319	19,319	-	-
Money Market Funds	209,093	209,093	-	-
Total Investments in Securities:	$ 14,425,168	$ 14,334,197	$ 90,971	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,774
Total Realized Gain (Loss)	(1,136)
Total Unrealized Gain (Loss)	174
Cost of Purchases	-
Proceeds of Sales	(5,812)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Ireland	1.3%
Germany	1.1%
India	1.1%
Others (Individually Less Than 1%)	7.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,028,059,000 of which $671,371,000 and $356,688,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,006) - See accompanying schedule: Unaffiliated issuers (cost $10,399,202)	$ 14,193,769
Fidelity Central Funds (cost $209,093)	209,093
Other affiliated issuers (cost $30,851)	22,306
Total Investments (cost $10,639,146)		$ 14,425,168
Foreign currency held at value (cost $820)		820
Receivable for investments sold		265,133
Receivable for fund shares sold		32,727
Dividends receivable		2,801
Distributions receivable from Fidelity Central Funds		191
Prepaid expenses		30
Other receivables		946
Total assets		14,727,816

Liabilities
Payable to custodian bank	$ 374
Payable for investments purchased	306,929
Payable for fund shares redeemed	14,250
Accrued management fee	8,434
Other affiliated payables	2,379
Other payables and accrued expenses	578
Collateral on securities loaned, at value	159,497
Total liabilities		492,441

Net Assets		$ 14,235,375
Net Assets consist of:
Paid in capital		$ 10,921,318
Accumulated net investment loss		(10,769)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(461,169)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,785,995
Net Assets		$ 14,235,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($12,293,630 ÷ 265,604 shares)	$ 46.29

Class K: Net Asset Value, offering price and redemption price per share ($1,237,872 ÷ 26,745 shares)	$ 46.28

Class F: Net Asset Value, offering price and redemption price per share ($703,873 ÷ 15,201 shares)	$ 46.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,561
Interest		3
Income from Fidelity Central Funds		507
Total income		53,071

Expenses
Management fee Basic fee	$ 35,632
Performance adjustment	8,114
Transfer agent fees	13,009
Accounting and security lending fees	712
Custodian fees and expenses	271
Independent trustees' compensation	35
Registration fees	74
Audit	66
Legal	43
Interest	12
Miscellaneous	63
Total expenses before reductions	58,031
Expense reductions	(894)	57,137
Net investment income (loss)		(4,066)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	664,639
Other affiliated issuers	(10,044)
Foreign currency transactions	(1,905)
Total net realized gain (loss)		652,690
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $49)	1,984,810
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		1,984,958
Net gain (loss)		2,637,648
Net increase (decrease) in net assets resulting from operations		$ 2,633,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,066)	$ 13,622
Net realized gain (loss)	652,690	1,055,028
Change in net unrealized appreciation (depreciation)	1,984,958	793,347
Net increase (decrease) in net assets resulting from operations	2,633,582	1,861,997
Distributions to shareholders from net investment income	(8,765)	(57,433)
Distributions to shareholders from net realized gain	(6,091)	-
Total distributions	(14,856)	(57,433)
Share transactions - net increase (decrease)	68,429	(538,131)
Total increase (decrease) in net assets	2,687,155	1,266,433

Net Assets
Beginning of period	11,548,220	10,281,787
End of period (including accumulated net investment loss of $10,769 and undistributed net investment income of $2,062, respectively)	$ 14,235,375	$ 11,548,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.27	.35	.32	.23
Net realized and unrealized gain (loss)	8.72	5.80	(6.36)	(2.89)	6.19	(1.06)
Total from investment operations	8.70	5.84	(6.09)	(2.54)	6.51	(.83)
Distributions from net investment income	(.02)	(.18)	(.29)	(.33)	(.24)	(.23)
Distributions from net realized gain	(.02)	-	(.71)	(4.95)	(.93)	-
Total distributions	(.04)	(.18)	(1.00)	(5.28)	(1.17)	(.23)
Net asset value, end of period	$ 46.29	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54
Total Return B, C	23.12%	18.29%	(15.85)%	(6.30)%	16.02%	(1.97)%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.94%	.76%	.58%	.60%	.63%
Expenses net of fee waivers, if any	.93% A	.94%	.76%	.58%	.60%	.63%
Expenses net of all reductions	.92% A	.93%	.76%	.57%	.59%	.61%
Net investment income (loss)	(.09)% A	.10%	.93%	.81%	.72%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 12,294	$ 10,295	$ 9,691	$ 13,349	$ 18,616	$ 19,571
Portfolio turnover rate F	126% A	135%	134%	82%	87%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.02	.11	.32	.10
Net realized and unrealized gain (loss)	8.72	5.79	(6.33)	(2.84)
Total from investment operations	8.74	5.90	(6.01)	(2.74)
Distributions from net investment income	(.10)	(.25)	(.34)	-
Distributions from net realized gain	(.02)	-	(.71)	-
Total distributions	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 46.28	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	23.23%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.76% A	.75%	.53%	.41% A
Expenses net of all reductions	.74% A	.74%	.52%	.41% A
Net investment income (loss)	.09% A	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,237,872	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	126% A	135%	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.03	.13	- I
Net realized and unrealized gain (loss)	8.71	5.80	2.82
Total from investment operations	8.74	5.93	2.82
Distributions from net investment income	(.11)	(.22)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.13)	(.22)	-
Net asset value, end of period	$ 46.30	$ 37.69	$ 31.98
Total Return B, C	23.24%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.70%	.51%A
Expenses net of fee waivers, if any	.71%A	.70%	.51%A
Expenses net of all reductions	.69%A	.68%	.51%A
Net investment income (loss)	.14%A	.35%	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 703,873	$ 321,409	$ 261
Portfolio turnover rate F	126%A	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,858,280
Gross unrealized depreciation	(125,852)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,732,428
Tax cost	$ 10,692,740

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,032,085 and $7,929,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 12,731.23
Class K	278.05
	$ 13,009

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $269 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,315.47%		$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,013. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $472, including $22 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,562. The weighted average interest rate was .69%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $894 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Blue Chip Growth	$ 5,059	$ 52,296
Class K	2,396	4,902
Class F	1,310	235
Total	$ 8,765	$ 57,433
From net realized gain
Blue Chip Growth	$ 5,301	$ -
Class K	520	-
Class F	270	-
Total	$ 6,091	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Blue Chip Growth
Shares sold	24,844	41,698	$ 1,071,524	$ 1,553,486
Conversion to Class K	-	(604)	-	(19,981)
Reinvestment of distributions	232	1,459	10,166	51,338
Shares redeemed	(33,085)	(72,051)	(1,382,230)	(2,676,741)
Net increase (decrease)	(8,009)	(29,498)	$ (300,540)	$ (1,091,898)
Class K
Shares sold	6,451	11,377	$ 271,887	$ 427,050
Conversion from Blue Chip Growth	-	603	-	19,981
Reinvestment of distributions	70	139	2,916	4,902
Shares redeemed	(4,511)	(5,839)	(188,331)	(218,811)
Net increase (decrease)	2,010	6,280	$ 86,472	$ 233,122
Class F
Shares sold	7,100	8,796	$ 301,794	$ 331,309
Reinvestment of distributions	38	6	1,580	235
Shares redeemed	(465)	(282)	(20,877)	(10,900)
Net increase (decrease)	6,673	8,520	$ 282,497	$ 320,644

A Conversion transactions for Class K and Blue Chip Growth are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-F-SANN-0311
1.891666.101

Fidelity®

Blue Chip Growth

Fund -
Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Blue Chip Growth	.93%
Actual		$ 1,000.00	$ 1,231.20	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.76%
Actual		$ 1,000.00	$ 1,232.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.71%
Actual		$ 1,000.00	$ 1,232.40	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	6.6
Google, Inc. Class A	3.7	3.2
Exxon Mobil Corp.	3.1	2.4
QUALCOMM, Inc.	3.0	1.7
Amazon.com, Inc.	2.0	2.1
NVIDIA Corp.	1.7	0.0
Philip Morris International, Inc.	1.5	1.6
Target Corp.	1.5	1.4
The Coca-Cola Co.	1.5	1.4
Oracle Corp.	1.5	0.4
	26.4
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.7	35.1
Consumer Discretionary	16.9	15.1
Industrials	12.5	13.6
Energy	10.4	7.4
Consumer Staples	7.3	8.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	11.2%	** Foreign investments	8.6%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.8%
Johnson Controls, Inc.	500,500	$ 19,214
Lear Corp. (a)	210,600	22,246
TRW Automotive Holdings Corp. (a)	773,200	46,129
Visteon Corp. (a)(d)	389,100	27,330
		114,919
Automobiles - 2.8%
Bajaj Auto Ltd.	340,995	9,271
Bayerische Motoren Werke AG (BMW)	616,358	47,320
Fiat SpA	617,600	5,995
Ford Motor Co. (a)	7,453,300	118,880
General Motors Co.	3,829,100	139,724
Hyundai Motor Co.	95,676	15,293
Maruti Suzuki India Ltd.	94,097	2,580
Tesla Motors, Inc. (a)(d)	2,272,900	54,777
		393,840
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)	293,594	12,152
Everonn Education Ltd.	325,512	4,192
		16,344
Hotels, Restaurants & Leisure - 3.4%
Bravo Brio Restaurant Group, Inc.	322,300	5,253
Chipotle Mexican Grill, Inc. (a)	119,300	26,117
Hyatt Hotels Corp. Class A (a)	469,794	22,827
Las Vegas Sands Corp. (a)	1,757,900	81,725
Marriott International, Inc. Class A	489,200	19,319
McDonald's Corp.	1,447,230	106,617
Starbucks Corp.	3,885,900	122,522
Starwood Hotels & Resorts Worldwide, Inc.	650,600	38,366
WMS Industries, Inc. (a)	739,200	31,009
Wyndham Worldwide Corp.	1,278,785	35,972
		489,727
Household Durables - 0.3%
Beazer Homes USA, Inc. (a)(d)	3,151,700	16,862
Tempur-Pedic International, Inc. (a)	575,900	25,132
		41,994
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,709,100	289,932
E-Commerce China Dangdang, Inc. ADR	457,000	12,933
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	141,800	$ 30,357
Priceline.com, Inc. (a)	126,700	54,293
		387,515
Media - 0.2%
ReachLocal, Inc. (d)	720,300	15,703
The Walt Disney Co.	259,300	10,079
		25,782
Multiline Retail - 2.4%
Macy's, Inc.	5,266,700	121,924
Target Corp.	3,892,800	213,442
		335,366
Specialty Retail - 2.1%
Ascena Retail Group, Inc. (a)	421,000	11,413
Bed Bath & Beyond, Inc. (a)	374,400	17,971
China ZhengTong Auto Services Holdings Ltd.	2,268,000	1,882
Express, Inc.	774,100	13,469
Foot Locker, Inc.	2,721,000	48,597
Guess?, Inc.	480,800	20,569
Home Depot, Inc.	1,222,400	44,948
Limited Brands, Inc.	262,600	7,678
Lowe's Companies, Inc.	2,880,000	71,424
rue21, Inc. (a)(d)	150,000	4,425
TJX Companies, Inc.	1,072,400	50,821
Tractor Supply Co.	59,000	3,027
Williams-Sonoma, Inc.	280,600	9,035
		305,259
Textiles, Apparel & Luxury Goods - 1.3%
Cia Hering SA	254,600	3,909
Coach, Inc.	194,600	10,526
Columbia Sportswear Co. (d)	264,500	16,129
Deckers Outdoor Corp. (a)	256,300	18,810
Gitanjali Gems Ltd.	2,187,799	9,570
NIKE, Inc. Class B	154,800	12,768
Pandora A/S	325,500	20,773
Polo Ralph Lauren Corp. Class A	211,400	22,658
Provogue (India) Ltd.	2,190,561	2,170
Steven Madden Ltd. (a)	238,100	9,088
Timberland Co. Class A (a)	571,100	15,266
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	132,800	$ 7,949
Vera Bradley, Inc. (d)	961,625	33,075
		182,691
TOTAL CONSUMER DISCRETIONARY		2,293,437
CONSUMER STAPLES - 7.3%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	798,981	44,081
Central European Distribution Corp. (a)	562,800	12,911
Coca-Cola Enterprises, Inc.	454,100	11,425
Dr Pepper Snapple Group, Inc.	2,644,400	93,691
The Coca-Cola Co.	3,355,600	210,899
		373,007
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	509,400	36,595
CVS Caremark Corp.	2,281,800	78,038
Droga Raia SA	462,700	7,270
Drogasil SA	930,300	6,695
Fresh Market, Inc.	785,326	28,876
United Natural Foods, Inc. (a)	474,000	17,538
Walgreen Co.	3,265,800	132,069
Whole Foods Market, Inc.	1,360,000	70,326
		377,407
Food Products - 0.5%
Archer Daniels Midland Co.	319,500	10,438
Diamond Foods, Inc. (d)	427,800	21,292
Green Mountain Coffee Roasters, Inc. (a)(d)	961,300	32,280
Mead Johnson Nutrition Co. Class A	169,700	9,838
		73,848
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	139,300	4,190
Tobacco - 1.5%
Philip Morris International, Inc.	3,734,000	213,734
TOTAL CONSUMER STAPLES		1,042,186
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.4%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	1,097,900	$ 44,377
Baker Hughes, Inc.	756,800	51,848
Dresser-Rand Group, Inc. (a)	276,600	12,704
Halliburton Co.	2,702,700	121,622
National Oilwell Varco, Inc.	1,109,800	82,014
Oceaneering International, Inc. (a)	292,500	22,590
Schlumberger Ltd.	1,301,200	115,794
Transocean Ltd. (a)	1,132,800	90,545
		541,494
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	885,200	47,562
Amyris, Inc.	142,400	4,494
Anadarko Petroleum Corp.	160,700	12,387
Chevron Corp.	366,700	34,811
ConocoPhillips	233,500	16,686
Exxon Mobil Corp.	5,376,400	433,768
Hess Corp.	321,400	27,036
Massey Energy Co.	2,872,053	180,537
Occidental Petroleum Corp.	1,086,600	105,052
Paladin Energy Ltd. (a)	884,432	4,310
Tesoro Corp. (a)	773,100	14,882
Uranium One, Inc.	1,982,900	12,974
Valero Energy Corp.	852,100	21,609
Whiting Petroleum Corp. (a)	125,800	15,886
		931,994
TOTAL ENERGY		1,473,488
FINANCIALS - 5.7%
Capital Markets - 1.5%
BlackRock, Inc. Class A	177,200	35,089
Goldman Sachs Group, Inc.	201,700	33,002
Invesco Ltd.	289,800	7,170
Money Matters Financial Services Ltd.	1,633,500	4,408
Morgan Stanley	4,198,400	123,433
TD Ameritrade Holding Corp.	841,700	17,188
		220,290
Commercial Banks - 0.6%
HDFC Bank Ltd.	252,493	11,305
ICICI Bank Ltd.	666,777	14,980
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,070,500	$ 7,601
SunTrust Banks, Inc.	1,236,300	37,621
Synovus Financial Corp.	3,843,600	10,147
		81,654
Consumer Finance - 0.5%
Discover Financial Services	1,400,200	28,830
Green Dot Corp.	214,800	13,513
Manappuram General Finance & Leasing Ltd.	3,328,852	8,416
Shriram Transport Finance Co. Ltd.	1,309,840	19,630
		70,389
Diversified Financial Services - 2.5%
Bank of America Corp.	2,236,300	30,704
Citigroup, Inc. (a)	33,307,200	160,541
CME Group, Inc.	205,600	63,440
IntercontinentalExchange, Inc. (a)	163,900	19,748
JPMorgan Chase & Co.	1,795,300	80,681
		355,114
Insurance - 0.3%
Genworth Financial, Inc. Class A (a)	3,172,300	43,048
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	858,600	19,052
Parsvnath Developers Ltd. (a)(e)	21,771,340	22,306
		41,358
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	335,144	4,595
TOTAL FINANCIALS		816,448
HEALTH CARE - 6.7%
Biotechnology - 2.0%
Alkermes, Inc. (a)	917,100	11,840
Amgen, Inc. (a)	476,700	26,257
Amylin Pharmaceuticals, Inc. (a)	1,832,100	29,643
ARIAD Pharmaceuticals, Inc. (a)	885,726	5,647
Dendreon Corp. (a)	735,781	25,782
Exelixis, Inc. (a)	1,194,000	10,352
Gilead Sciences, Inc. (a)	890,200	34,166
Human Genome Sciences, Inc. (a)	1,012,500	24,563
InterMune, Inc. (a)	399,463	14,928
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Micromet, Inc. (a)	1,322,420	$ 8,503
SIGA Technologies, Inc. (a)	918,000	10,534
Theravance, Inc. (a)	208,800	4,393
Vertex Pharmaceuticals, Inc. (a)	2,001,500	77,838
		284,446
Health Care Equipment & Supplies - 0.4%
C. R. Bard, Inc.	91,200	8,605
Covidien PLC	477,000	22,643
Edwards Lifesciences Corp. (a)	165,100	13,916
Elekta AB (B Shares)	135,000	5,458
Opto Circuits India Ltd.	1,026,246	5,476
William Demant Holding AS (a)	126,000	10,089
		66,187
Health Care Providers & Services - 2.7%
Express Scripts, Inc. (a)	3,314,380	186,699
McKesson Corp.	1,379,100	103,667
Medco Health Solutions, Inc. (a)	1,539,900	93,965
		384,331
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	597,100	12,605
Cerner Corp. (a)	489,100	48,348
SXC Health Solutions Corp. (a)	163,800	7,886
		68,839
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	1,396,255	58,405
Covance, Inc. (a)	126,400	7,126
Illumina, Inc. (a)	391,000	27,112
Thermo Fisher Scientific, Inc. (a)	74,500	4,267
		96,910
Pharmaceuticals - 0.4%
Allergan, Inc.	161,300	11,389
AVANIR Pharmaceuticals Class A (a)(d)	1,264,000	5,119
Novo Nordisk AS Series B	76,779	8,643
Perrigo Co.	50,000	3,637
Questcor Pharmaceuticals, Inc. (a)	181,600	2,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ranbaxy Laboratories Ltd. (a)	560,099	$ 6,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	269,300	14,717
		52,972
TOTAL HEALTH CARE		953,685
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.7%
Bombardier, Inc. Class B (sub. vtg.)	4,930,700	28,074
Honeywell International, Inc.	746,800	41,828
Precision Castparts Corp.	954,700	136,513
Rockwell Collins, Inc.	398,700	25,573
The Boeing Co.	1,665,800	115,740
United Technologies Corp.	2,201,300	178,966
		526,694
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,008,600	72,236
Airlines - 0.5%
Copa Holdings SA Class A	216,000	12,150
United Continental Holdings, Inc. (a)	2,587,455	65,721
		77,871
Building Products - 0.3%
Armstrong World Industries, Inc.	670,000	27,209
Lennox International, Inc.	196,000	9,631
		36,840
Construction & Engineering - 1.2%
Fluor Corp.	1,360,600	94,140
Jacobs Engineering Group, Inc. (a)	968,471	49,750
Shaw Group, Inc. (a)	616,400	23,281
		167,171
Electrical Equipment - 0.8%
Emerson Electric Co.	1,044,700	61,512
Polypore International, Inc. (a)	539,800	25,991
Regal-Beloit Corp.	108,300	7,228
Rockwell Automation, Inc.	295,100	23,906
		118,637
Industrial Conglomerates - 0.1%
Textron, Inc.	572,000	15,038
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 4.0%
Beml Ltd.	504,883	$ 9,586
Caterpillar, Inc.	1,237,200	120,021
Cummins, Inc.	892,900	94,540
Danaher Corp.	1,490,300	68,643
Dover Corp.	513,100	32,890
Fiat Industrial SpA (a)	617,600	8,358
Ingersoll-Rand Co. Ltd.	2,120,100	100,069
PACCAR, Inc.	1,208,600	68,274
Pall Corp.	686,200	38,022
Parker Hannifin Corp.	168,600	15,075
WABCO Holdings, Inc. (a)	294,200	17,181
		572,659
Professional Services - 0.1%
Manpower, Inc.	285,800	18,454
Road & Rail - 1.2%
CSX Corp.	664,500	46,914
Kansas City Southern (a)	100,000	4,998
Swift Transporation Co.	1,145,300	16,366
Union Pacific Corp.	1,004,500	95,056
		163,334
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	10,365
TOTAL INDUSTRIALS		1,779,299
INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 5.1%
Acme Packet, Inc. (a)	464,200	24,965
Ciena Corp. (a)	373,700	8,233
Cisco Systems, Inc. (a)	4,640,200	98,140
HTC Corp.	1,787,000	60,244
Juniper Networks, Inc. (a)	1,955,400	72,584
Motorola Mobility Holdings, Inc. (a)	527,651	14,706
QUALCOMM, Inc.	7,794,600	421,922
Research In Motion Ltd. (a)	564,700	33,379
		734,173
Computers & Peripherals - 9.5%
Apple, Inc. (a)	2,886,200	979,345
EMC Corp. (a)	3,529,900	87,859
Hewlett-Packard Co.	946,200	43,232
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	2,039,100	$ 111,600
SanDisk Corp. (a)	763,700	34,649
Seagate Technology (a)	2,907,600	40,706
Western Digital Corp. (a)	1,463,200	49,778
		1,347,169
Electronic Equipment & Components - 0.3%
HLS Systems International Ltd. (a)	50,000	803
Jabil Circuit, Inc.	1,833,400	37,053
TPK Holdings Co.	16,000	391
		38,247
Internet Software & Services - 6.9%
Akamai Technologies, Inc. (a)	2,271,600	109,764
Alibaba.com Ltd.	4,368,000	8,628
Baidu.com, Inc. sponsored ADR (a)	600,400	65,221
Bitauto Holdings Ltd. ADR	1,106,400	11,993
Demand Media, Inc. (a)	286,500	5,810
eBay, Inc. (a)	3,717,518	112,864
Google, Inc. Class A (a)	884,200	530,838
INFO Edge India Ltd.	293,110	3,487
Mail.ru Group Ltd. GDR unit (a)(f)	764,100	27,202
OpenTable, Inc. (a)	264,051	20,760
Rackspace Hosting, Inc. (a)	2,061,200	69,071
VistaPrint Ltd. (a)	138,400	7,009
YouKu.com, Inc. ADR (a)(d)	411,900	12,205
		984,852
IT Services - 2.9%
Accenture PLC Class A	548,000	28,206
Cognizant Technology Solutions Corp. Class A (a)	1,141,900	83,302
MasterCard, Inc. Class A	543,600	128,567
VeriFone Systems, Inc. (a)	362,700	14,486
Visa, Inc. Class A	2,310,200	161,367
		415,928
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	188,300	7,074
Applied Materials, Inc.	1,867,200	29,296
Atmel Corp. (a)	2,932,500	39,706
Avago Technologies Ltd.	3,661,100	105,110
Broadcom Corp. Class A	2,335,100	105,290
GT Solar International, Inc. (a)(d)	1,761,900	19,460
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	701,200	$ 34,983
Marvell Technology Group Ltd. (a)	4,307,800	81,891
Maxim Integrated Products, Inc.	1,000,800	25,841
Micron Technology, Inc. (a)	895,000	9,433
National Semiconductor Corp.	3,163,000	47,951
NVIDIA Corp. (a)	9,794,422	234,283
NXP Semiconductors NV	2,790,200	71,820
Silicon Laboratories, Inc. (a)	364,700	16,222
Skyworks Solutions, Inc. (a)	974,800	30,969
Spreadtrum Communications, Inc. ADR (a)	720,700	15,495
Teradyne, Inc. (a)	1,000,000	16,680
		891,504
Software - 5.7%
Adobe Systems, Inc. (a)	252,300	8,339
BMC Software, Inc. (a)	181,100	8,638
BroadSoft, Inc. (a)	930,000	25,770
Check Point Software Technologies Ltd. (a)	1,510,800	67,306
Citrix Systems, Inc. (a)	913,600	57,721
Informatica Corp. (a)	1,193,700	55,388
Intuit, Inc. (a)	712,600	33,442
Microsoft Corp.	54,500	1,511
Nuance Communications, Inc. (a)	1,387,000	28,198
Oracle Corp.	6,488,000	207,811
QLIK Technologies, Inc.	961,763	22,323
RealPage, Inc.	1,106,300	30,302
Red Hat, Inc. (a)	2,268,900	93,751
Rovi Corp. (a)	456,600	28,200
salesforce.com, Inc. (a)	722,518	93,306
SuccessFactors, Inc. (a)	199,100	5,798
Velti Ltd. (a)	298,100	4,239
VMware, Inc. Class A (a)	417,900	35,739
		807,782
TOTAL INFORMATION TECHNOLOGY		5,219,655
MATERIALS - 3.5%
Chemicals - 1.5%
Cabot Corp.	439,900	19,026
Celanese Corp. Class A	436,600	18,115
CF Industries Holdings, Inc.	504,600	68,141
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Grasim Industries Ltd.	176,744	$ 9,382
LyondellBasell Industries NV Class A (a)	1,460,600	52,494
Methanex Corp.	228,300	6,207
Monsanto Co.	98,200	7,206
PPG Industries, Inc.	51,300	4,324
Rockwood Holdings, Inc. (a)	384,600	15,611
Sherwin-Williams Co.	51,200	4,338
Valspar Corp.	118,200	4,417
		209,261
Construction Materials - 0.0%
ACC Ltd.	150,000	3,246
Containers & Packaging - 0.1%
Ball Corp.	220,500	15,684
Metals & Mining - 1.9%
Allegheny Technologies, Inc.	66,300	4,322
Carpenter Technology Corp.	699,325	28,777
Freeport-McMoRan Copper & Gold, Inc.	708,700	77,071
Reliance Steel & Aluminum Co.	502,700	26,286
Silver Wheaton Corp. (a)	260,500	8,038
Stillwater Mining Co. (a)	393,700	8,535
United States Steel Corp. (d)	1,705,100	98,333
Walter Energy, Inc.	188,000	24,491
		275,853
TOTAL MATERIALS		504,044
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	460,200	19,319
TOTAL COMMON STOCKS (Cost $10,352,785)		14,101,561
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE	416,200	$ 38,654
Volkswagen AG	469,600	75,860
		114,514
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,268)		114,514
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.19% (b)	49,595,621	49,596
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	159,497,250	159,497
TOTAL MONEY MARKET FUNDS (Cost $209,093)		209,093
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $10,639,146)		14,425,168
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(189,793)
NET ASSETS - 100%		$ 14,235,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,202,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	472
Total	$ 507
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 16,160	$ -	$ 14,466	$ -	$ -
Parsvnath Developers Ltd.	18,023	14,168	-	-	22,306
Total	$ 34,183	$ 14,168	$ 14,466	$ -	$ 22,306
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,407,951	$ 2,405,371	$ 2,580	$ -
Consumer Staples	1,042,186	998,105	44,081	-
Energy	1,473,488	1,473,488	-	-
Financials	816,448	790,163	26,285	-
Health Care	953,685	945,042	8,643	-
Industrials	1,779,299	1,779,299	-	-
Information Technology	5,219,655	5,219,655	-	-
Materials	504,044	494,662	9,382	-
Telecommunication Services	19,319	19,319	-	-
Money Market Funds	209,093	209,093	-	-
Total Investments in Securities:	$ 14,425,168	$ 14,334,197	$ 90,971	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,774
Total Realized Gain (Loss)	(1,136)
Total Unrealized Gain (Loss)	174
Cost of Purchases	-
Proceeds of Sales	(5,812)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Ireland	1.3%
Germany	1.1%
India	1.1%
Others (Individually Less Than 1%)	7.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,028,059,000 of which $671,371,000 and $356,688,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,006) - See accompanying schedule: Unaffiliated issuers (cost $10,399,202)	$ 14,193,769
Fidelity Central Funds (cost $209,093)	209,093
Other affiliated issuers (cost $30,851)	22,306
Total Investments (cost $10,639,146)		$ 14,425,168
Foreign currency held at value (cost $820)		820
Receivable for investments sold		265,133
Receivable for fund shares sold		32,727
Dividends receivable		2,801
Distributions receivable from Fidelity Central Funds		191
Prepaid expenses		30
Other receivables		946
Total assets		14,727,816

Liabilities
Payable to custodian bank	$ 374
Payable for investments purchased	306,929
Payable for fund shares redeemed	14,250
Accrued management fee	8,434
Other affiliated payables	2,379
Other payables and accrued expenses	578
Collateral on securities loaned, at value	159,497
Total liabilities		492,441

Net Assets		$ 14,235,375
Net Assets consist of:
Paid in capital		$ 10,921,318
Accumulated net investment loss		(10,769)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(461,169)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,785,995
Net Assets		$ 14,235,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($12,293,630 ÷ 265,604 shares)	$ 46.29

Class K: Net Asset Value, offering price and redemption price per share ($1,237,872 ÷ 26,745 shares)	$ 46.28

Class F: Net Asset Value, offering price and redemption price per share ($703,873 ÷ 15,201 shares)	$ 46.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,561
Interest		3
Income from Fidelity Central Funds		507
Total income		53,071

Expenses
Management fee Basic fee	$ 35,632
Performance adjustment	8,114
Transfer agent fees	13,009
Accounting and security lending fees	712
Custodian fees and expenses	271
Independent trustees' compensation	35
Registration fees	74
Audit	66
Legal	43
Interest	12
Miscellaneous	63
Total expenses before reductions	58,031
Expense reductions	(894)	57,137
Net investment income (loss)		(4,066)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	664,639
Other affiliated issuers	(10,044)
Foreign currency transactions	(1,905)
Total net realized gain (loss)		652,690
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $49)	1,984,810
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		1,984,958
Net gain (loss)		2,637,648
Net increase (decrease) in net assets resulting from operations		$ 2,633,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,066)	$ 13,622
Net realized gain (loss)	652,690	1,055,028
Change in net unrealized appreciation (depreciation)	1,984,958	793,347
Net increase (decrease) in net assets resulting from operations	2,633,582	1,861,997
Distributions to shareholders from net investment income	(8,765)	(57,433)
Distributions to shareholders from net realized gain	(6,091)	-
Total distributions	(14,856)	(57,433)
Share transactions - net increase (decrease)	68,429	(538,131)
Total increase (decrease) in net assets	2,687,155	1,266,433

Net Assets
Beginning of period	11,548,220	10,281,787
End of period (including accumulated net investment loss of $10,769 and undistributed net investment income of $2,062, respectively)	$ 14,235,375	$ 11,548,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.27	.35	.32	.23
Net realized and unrealized gain (loss)	8.72	5.80	(6.36)	(2.89)	6.19	(1.06)
Total from investment operations	8.70	5.84	(6.09)	(2.54)	6.51	(.83)
Distributions from net investment income	(.02)	(.18)	(.29)	(.33)	(.24)	(.23)
Distributions from net realized gain	(.02)	-	(.71)	(4.95)	(.93)	-
Total distributions	(.04)	(.18)	(1.00)	(5.28)	(1.17)	(.23)
Net asset value, end of period	$ 46.29	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54
Total Return B, C	23.12%	18.29%	(15.85)%	(6.30)%	16.02%	(1.97)%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.94%	.76%	.58%	.60%	.63%
Expenses net of fee waivers, if any	.93% A	.94%	.76%	.58%	.60%	.63%
Expenses net of all reductions	.92% A	.93%	.76%	.57%	.59%	.61%
Net investment income (loss)	(.09)% A	.10%	.93%	.81%	.72%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 12,294	$ 10,295	$ 9,691	$ 13,349	$ 18,616	$ 19,571
Portfolio turnover rate F	126% A	135%	134%	82%	87%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.02	.11	.32	.10
Net realized and unrealized gain (loss)	8.72	5.79	(6.33)	(2.84)
Total from investment operations	8.74	5.90	(6.01)	(2.74)
Distributions from net investment income	(.10)	(.25)	(.34)	-
Distributions from net realized gain	(.02)	-	(.71)	-
Total distributions	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 46.28	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	23.23%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.76% A	.75%	.53%	.41% A
Expenses net of all reductions	.74% A	.74%	.52%	.41% A
Net investment income (loss)	.09% A	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,237,872	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	126% A	135%	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.03	.13	- I
Net realized and unrealized gain (loss)	8.71	5.80	2.82
Total from investment operations	8.74	5.93	2.82
Distributions from net investment income	(.11)	(.22)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.13)	(.22)	-
Net asset value, end of period	$ 46.30	$ 37.69	$ 31.98
Total Return B, C	23.24%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.70%	.51%A
Expenses net of fee waivers, if any	.71%A	.70%	.51%A
Expenses net of all reductions	.69%A	.68%	.51%A
Net investment income (loss)	.14%A	.35%	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 703,873	$ 321,409	$ 261
Portfolio turnover rate F	126%A	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,858,280
Gross unrealized depreciation	(125,852)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,732,428
Tax cost	$ 10,692,740

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,032,085 and $7,929,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 12,731.23
Class K	278.05
	$ 13,009

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $269 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,315.47%		$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,013. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $472, including $22 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $27,562. The weighted average interest rate was .69%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $894 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Blue Chip Growth	$ 5,059	$ 52,296
Class K	2,396	4,902
Class F	1,310	235
Total	$ 8,765	$ 57,433
From net realized gain
Blue Chip Growth	$ 5,301	$ -
Class K	520	-
Class F	270	-
Total	$ 6,091	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Blue Chip Growth
Shares sold	24,844	41,698	$ 1,071,524	$ 1,553,486
Conversion to Class K	-	(604)	-	(19,981)
Reinvestment of distributions	232	1,459	10,166	51,338
Shares redeemed	(33,085)	(72,051)	(1,382,230)	(2,676,741)
Net increase (decrease)	(8,009)	(29,498)	$ (300,540)	$ (1,091,898)
Class K
Shares sold	6,451	11,377	$ 271,887	$ 427,050
Conversion from Blue Chip Growth	-	603	-	19,981
Reinvestment of distributions	70	139	2,916	4,902
Shares redeemed	(4,511)	(5,839)	(188,331)	(218,811)
Net increase (decrease)	2,010	6,280	$ 86,472	$ 233,122
Class F
Shares sold	7,100	8,796	$ 301,794	$ 331,309
Reinvestment of distributions	38	6	1,580	235
Shares redeemed	(465)	(282)	(20,877)	(10,900)
Net increase (decrease)	6,673	8,520	$ 282,497	$ 320,644

A Conversion transactions for Class K and Blue Chip Growth are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-K-USAN-0311
1.863115.102

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 6 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Actual	.72%	$ 1,000.00	$ 1,140.00	$ 3.88
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.58	$ 3.67

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.5	3.3
Sprint Nextel Corp.	4.0	0.9
Seagate Technology	3.8	0.0
General Electric Co.	3.5	1.3
Garmin Ltd.	2.8	0.0
Chevron Corp.	2.7	3.1
Johnson & Johnson	2.7	2.7
Grupo Modelo SAB de CV Series C	2.7	0.3
JPMorgan Chase & Co.	2.6	5.0
Citigroup, Inc.	2.6	1.9
	32.9
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	29.9
Health Care	16.6	13.9
Energy	12.3	13.9
Information Technology	11.0	7.1
Industrials	9.4	11.5
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 97.7%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	22.3%	** Foreign investments	9.3%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.7%
General Motors Co.	56,132	$ 2,048,258
Honda Motor Co. Ltd.	16,100	693,945
		2,742,203
Household Durables - 2.8%
D.R. Horton, Inc.	14,700	182,133
Garmin Ltd. (d)	333,559	10,283,624
		10,465,757
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	185,597	3,979,200
Time Warner, Inc.	126,500	3,978,425
Washington Post Co. Class B (d)	15,070	6,455,235
		14,412,860
Specialty Retail - 0.5%
Best Buy Co., Inc.	52,793	1,794,962
TOTAL CONSUMER DISCRETIONARY		29,415,782
CONSUMER STAPLES - 6.5%
Beverages - 3.0%
Grupo Modelo SAB de CV Series C	1,603,600	9,882,073
The Coca-Cola Co.	18,900	1,187,865
		11,069,938
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	116,100	3,970,620
Kroger Co.	32,450	694,430
		4,665,050
Food Products - 1.9%
Dean Foods Co. (a)	257,457	2,613,189
Kraft Foods, Inc. Class A	149,460	4,568,992
		7,182,181
Household Products - 0.4%
Procter & Gamble Co.	20,900	1,319,417
TOTAL CONSUMER STAPLES		24,236,586
ENERGY - 12.3%
Energy Equipment & Services - 0.5%
Transocean Ltd. (a)	21,100	1,686,523
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	55,700	$ 4,293,356
Apache Corp.	16,100	1,921,696
BP PLC sponsored ADR	164,162	7,792,770
Chevron Corp.	105,600	10,024,608
ConocoPhillips	49,700	3,551,562
Exxon Mobil Corp.	17,750	1,432,070
Marathon Oil Corp.	132,900	6,073,530
Occidental Petroleum Corp.	35,616	3,443,355
Suncor Energy, Inc.	101,800	4,215,990
Total SA sponsored ADR	21,400	1,257,678
		44,006,615
TOTAL ENERGY		45,693,138
FINANCIALS - 22.4%
Capital Markets - 5.1%
Bank of New York Mellon Corp.	123,600	3,860,028
BlackRock, Inc. Class A	6,099	1,207,724
Goldman Sachs Group, Inc.	30,700	5,023,134
Invesco Ltd.	46,000	1,138,040
Morgan Stanley	85,500	2,513,700
Northern Trust Corp.	55,500	2,884,890
State Street Corp.	50,570	2,362,630
		18,990,146
Commercial Banks - 4.1%
Aozora Bank Ltd.	871,000	1,920,699
PNC Financial Services Group, Inc.	9,922	595,320
Sumitomo Mitsui Financial Group, Inc.	118,600	4,032,399
Wells Fargo & Co.	270,998	8,785,755
		15,334,173
Consumer Finance - 0.7%
Discover Financial Services	129,100	2,658,169
Diversified Financial Services - 6.6%
Bank of America Corp.	380,802	5,228,411
Citigroup, Inc. (a)	1,971,560	9,502,919
JPMorgan Chase & Co.	216,552	9,731,847
		24,463,177
Insurance - 5.5%
Berkshire Hathaway, Inc. Class B (a)	50,920	4,162,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	11,044	$ 930,788
First American Financial Corp.	156,200	2,422,662
Genworth Financial, Inc. Class A (a)	97,727	1,326,155
Lincoln National Corp.	91,800	2,647,512
MetLife, Inc.	95,000	4,348,150
RenaissanceRe Holdings Ltd.	26,800	1,758,616
XL Capital Ltd. Class A	127,312	2,917,991
		20,514,584
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	192,900	1,385,022
TOTAL FINANCIALS		83,345,271
HEALTH CARE - 16.6%
Biotechnology - 1.4%
Gilead Sciences, Inc. (a)	132,200	5,073,836
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	129,200	901,816
CareFusion Corp. (a)	77,200	1,986,356
Covidien PLC	38,285	1,817,389
		4,705,561
Health Care Providers & Services - 1.4%
Omnicare, Inc.	113,979	2,954,336
UnitedHealth Group, Inc.	60,000	2,463,000
		5,417,336
Pharmaceuticals - 12.5%
Eli Lilly & Co.	194,489	6,762,383
Johnson & Johnson	166,081	9,926,661
Merck & Co., Inc.	283,515	9,404,193
Pfizer, Inc.	1,116,319	20,339,333
		46,432,570
TOTAL HEALTH CARE		61,629,303
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.0%
United Technologies Corp.	44,200	3,593,460
Building Products - 0.5%
Armstrong World Industries, Inc.	42,600	1,729,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	61,350	$ 3,151,550
KBR, Inc.	57,200	1,836,120
		4,987,670
Electrical Equipment - 0.4%
Alstom SA	26,116	1,457,463
Industrial Conglomerates - 4.6%
General Electric Co.	646,841	13,027,378
Siemens AG sponsored ADR	8,507	1,092,384
Textron, Inc.	108,286	2,846,839
		16,966,601
Machinery - 1.6%
Ingersoll-Rand Co. Ltd.	70,600	3,332,320
Navistar International Corp. (a)	43,600	2,827,460
		6,159,780
TOTAL INDUSTRIALS		34,894,960
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	761,300	4,994,128
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	51,436	2,350,111
Seagate Technology (a)	1,018,095	14,253,330
		16,603,441
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	48,823	1,739,075
Corning, Inc.	76,429	1,697,488
		3,436,563
Internet Software & Services - 0.4%
eBay, Inc. (a)	51,012	1,548,724
IT Services - 0.4%
CoreLogic, Inc. (a)	67,800	1,359,390
Office Electronics - 1.2%
Xerox Corp.	408,400	4,337,208
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	25,740	1,081,337
MEMC Electronic Materials, Inc. (a)	116,000	1,286,440
		2,367,777
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Microsoft Corp.	230,528	$ 6,391,389
TOTAL INFORMATION TECHNOLOGY		41,038,620
MATERIALS - 2.5%
Chemicals - 1.6%
Clariant AG (Reg.) (a)	203,949	3,600,942
Dow Chemical Co.	67,638	2,399,796
		6,000,738
Metals & Mining - 0.9%
Goldcorp, Inc.	84,900	3,408,382
TOTAL MATERIALS		9,409,120
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	181,800	5,003,136
Verizon Communications, Inc.	109,418	3,897,469
		8,900,605
Wireless Telecommunication Services - 5.1%
Sprint Nextel Corp. (a)	3,255,513	14,714,919
Vodafone Group PLC sponsored ADR	148,692	4,216,905
		18,931,824
TOTAL TELECOMMUNICATION SERVICES		27,832,429
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	63,375	3,388,028
PPL Corp.	98,239	2,533,584
		5,921,612
TOTAL COMMON STOCKS (Cost $354,969,435)		363,416,821
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	3,845,817	$ 3,845,817
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	11,932,853	11,932,853
TOTAL MONEY MARKET FUNDS (Cost $15,778,670)		15,778,670
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $370,748,105)		379,195,491
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(7,092,405)
NET ASSETS - 100%		$ 372,103,086
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,234
Fidelity Securities Lending Cash Central Fund	64,424
Total	$ 68,658
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,415,782	$ 28,721,837	$ 693,945	$ -
Consumer Staples	24,236,586	24,236,586	-	-
Energy	45,693,138	45,693,138	-	-
Financials	83,345,271	79,312,872	4,032,399	-
Health Care	61,629,303	61,629,303	-	-
Industrials	34,894,960	34,894,960	-	-
Information Technology	41,038,620	41,038,620	-	-
Materials	9,409,120	9,409,120	-	-
Telecommunication Services	27,832,429	27,832,429	-	-
Utilities	5,921,612	5,921,612	-	-
Money Market Funds	15,778,670	15,778,670	-	-
Total Investments in Securities:	$ 379,195,491	$ 374,469,147	$ 4,726,344	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Ireland	6.0%
Switzerland	4.3%
United Kingdom	3.2%
Mexico	2.7%
Canada	2.0%
Japan	1.8%
Bermuda	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $168,260,098 of which $112,736,963 and $55,523,135 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,589,670) - See accompanying schedule: Unaffiliated issuers (cost $354,969,435)	$ 363,416,821
Fidelity Central Funds (cost $15,778,670)	15,778,670
Total Investments (cost $370,748,105)		$ 379,195,491
Receivable for investments sold		12,570,061
Receivable for fund shares sold		446,432
Dividends receivable		316,400
Distributions receivable from Fidelity Central Funds		31,642
Prepaid expenses		841
Other receivables		7,158
Total assets		392,568,025

Liabilities
Payable for investments purchased	$ 6,957,837
Payable for fund shares redeemed	1,186,141
Accrued management fee	99,542
Other affiliated payables	91,504
Other payables and accrued expenses	197,062
Collateral on securities loaned, at value	11,932,853
Total liabilities		20,464,939

Net Assets		$ 372,103,086
Net Assets consist of:
Paid in capital		$ 528,186,478
Distributions in excess of net investment income		(155,259)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(164,212,862)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,284,729
Net Assets, for 33,704,368 shares outstanding		$ 372,103,086
Net Asset Value, offering price and redemption price per share ($372,103,086 ÷ 33,704,368 shares)		$ 11.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,769,449
Income from Fidelity Central Funds		68,658
Total income		2,838,107

Expenses
Management fee Basic fee	$ 898,650
Performance adjustment	(334,882)
Transfer agent fees	476,749
Accounting and security lending fees	62,911
Custodian fees and expenses	22,442
Independent trustees' compensation	912
Registration fees	6,878
Audit	29,103
Legal	1,040
Miscellaneous	1,864
Total expenses before reductions	1,165,667
Expense reductions	(6,154)	1,159,513
Net investment income (loss)		1,678,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,186,227
Foreign currency transactions	(32,274)
Total net realized gain (loss)		15,153,953
Change in net unrealized appreciation (depreciation) on: Investment securities	25,191,440
Assets and liabilities in foreign currencies	(2,677)
Total change in net unrealized appreciation (depreciation)		25,188,763
Net gain (loss)		40,342,716
Net increase (decrease) in net assets resulting from operations		$ 42,021,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,678,594	$ 3,671,908
Net realized gain (loss)	15,153,953	15,221,567
Change in net unrealized appreciation (depreciation)	25,188,763	18,524,048
Net increase (decrease) in net assets resulting from operations	42,021,310	37,417,523
Distributions to shareholders from net investment income	(4,255,614)	(4,762,190)
Distributions to shareholders from net realized gain	(151,971)	-
Total distributions	(4,407,585)	(4,762,190)
Share transactions Proceeds from sales of shares	67,243,344	59,027,300
Reinvestment of distributions	4,272,411	4,632,338
Cost of shares redeemed	(61,939,531)	(104,167,012)
Net increase (decrease) in net assets resulting from share transactions	9,576,224	(40,507,374)
Total increase (decrease) in net assets	47,189,949	(7,852,041)

Net Assets
Beginning of period	324,913,137	332,765,178
End of period (including distributions in excess of net investment income of $155,259 and undistributed net investment income of $2,421,761, respectively)	$ 372,103,086	$ 324,913,137
Other Information Shares
Sold	6,223,470	5,931,222
Issued in reinvestment of distributions	426,327	479,700
Redeemed	(6,043,291)	(10,487,025)
Net increase (decrease)	606,506	(4,076,103)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 8.95	$ 12.15	$ 15.46	$ 13.95	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.05	.10	.16	.21	.19	.10
Net realized and unrealized gain (loss)	1.31	.90	(3.17)	(2.68)	2.05	.95
Total from investment operations	1.36	1.00	(3.01)	(2.47)	2.24	1.05
Distributions from net investment income	(.14)	(.13)	(.18)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.01)	-	(.01)	(.68)	(.60)	(.23)
Total distributions	(.14) H	(.13)	(.19)	(.84)	(.73)	(.31)
Net asset value, end of period	$ 11.04	$ 9.82	$ 8.95	$ 12.15	$ 15.46	$ 13.95
Total Return B,C	14.00%	11.20%	(24.89)%	(16.86)%	16.60%	8.05%
Ratios to Average Net Assets E,G
Expenses before reductions	.72% A	.87%	.77%	.92%	.87%	.94%
Expenses net of fee waivers, if any	.72% A	.87%	.77%	.92%	.87%	.94%
Expenses net of all reductions	.72% A	.86%	.77%	.91%	.87%	.93%
Net investment income (loss)	1.04% A	1.05%	1.87%	1.46%	1.25%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,103	$ 324,913	$ 332,765	$ 517,730	$ 731,351	$ 272,702
Portfolio turnover rate F	189% A	59%	69%	61%	92%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,502,952
Gross unrealized depreciation	(25,629,606)
Net unrealized appreciation (depreciation) on securities and other investments	$ 873,346
Tax cost	$ 378,322,145

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $301,240,500 and $300,906,687, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,623 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $579 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,541,500. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $64,424, including $7,509 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,154 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BCV-USAN-0311
1.789732.108

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Dividend Growth	.93%
Actual		$ 1,000.00	$ 1,233.30	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.77%
Actual		$ 1,000.00	$ 1,234.20	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.2
Wells Fargo & Co.	1.8	1.9
JPMorgan Chase & Co.	1.6	1.8
Citigroup, Inc.	1.6	0.8
General Electric Co.	1.3	1.6
The Coca-Cola Co.	1.3	0.8
Cisco Systems, Inc.	1.0	1.3
Oracle Corp.	0.9	0.9
Hewlett-Packard Co.	0.9	1.1
Merck & Co., Inc.	0.9	1.1
	14.0
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	17.4
Financials	15.8	17.5
Industrials	14.5	13.9
Energy	12.2	11.2
Consumer Discretionary	10.7	10.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks and Investment Companies 97.8%		Stocks and Investment Companies 97.7%
	Bonds 0.0%		Bonds 0.3%
	Convertible Securities 1.1%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	19.6%	** Foreign investments	16.6%
Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.4%
Exide Industries Ltd.	306,475	$ 859
Minth Group Ltd.	4,494,000	6,801
Modine Manufacturing Co. (a)	641,445	10,584
Tenneco, Inc. (a)	211,707	8,750
Tower International, Inc.	69,197	1,237
TRW Automotive Holdings Corp. (a)	150,864	9,001
		37,232
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	149,691	11,492
General Motors Co.	142,548	5,202
Harley-Davidson, Inc.	294,262	11,667
Mazda Motor Corp.	2,500,000	7,371
Thor Industries, Inc.	220,590	8,197
Winnebago Industries, Inc. (a)(d)(e)	1,556,036	23,185
		67,114
Distributors - 0.1%
Silver Base Group Holdings Ltd.	11,002,000	7,902
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)	204,300	8,456
DeVry, Inc.	261,696	13,637
Global Education & Technology Group Ltd. ADR (a)	57,530	518
Grand Canyon Education, Inc. (a)	163,100	2,950
H&R Block, Inc.	326,600	4,089
ITT Educational Services, Inc. (a)	45,000	2,963
Service Corp. International	1,072,000	9,294
Stewart Enterprises, Inc. Class A (d)	2,248,355	14,345
		56,252
Hotels, Restaurants & Leisure - 2.0%
Accor SA	581,822	26,604
Ameristar Casinos, Inc.	272,485	4,185
Bravo Brio Restaurant Group, Inc.	519,449	8,467
Brinker International, Inc.	914,306	21,514
Club Mediterranee SA (a)	98,055	2,249
DineEquity, Inc. (a)(d)	493,765	25,468
InterContinental Hotel Group PLC	448,700	9,461
McDonald's Corp.	204,060	15,033
NH Hoteles SA (a)	2,196,373	12,990
O'Charleys, Inc. (a)(e)	1,496,225	10,354
Penn National Gaming, Inc. (a)	8,187	293
Sol Melia SA	812,867	8,574
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Spur Corp. Ltd.	1,680,051	$ 3,271
Starbucks Corp.	163,530	5,156
WMS Industries, Inc. (a)	867,944	36,410
Wyndham Worldwide Corp.	408,509	11,491
		201,520
Household Durables - 0.6%
Garmin Ltd. (d)	343,400	10,587
La-Z-Boy, Inc. (a)	323,157	2,689
Newell Rubbermaid, Inc.	367,400	7,072
PulteGroup, Inc. (a)	1,102,075	8,695
Stanley Black & Decker, Inc.	287,339	20,884
Techtronic Industries Co. Ltd.	4,062,000	5,054
Tempur-Pedic International, Inc. (a)	248,000	10,823
		65,804
Internet & Catalog Retail - 0.1%
Expedia, Inc.	588,903	14,817
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	261,601	11,534
Media - 2.4%
CC Media Holdings, Inc. Class A (a)	1,200,000	9,900
Cinemark Holdings, Inc.	339,188	5,749
Comcast Corp.:
Class A	51,870	1,180
Class A (special) (non-vtg.)	2,279,067	48,863
McGraw-Hill Companies, Inc.	313,498	12,220
MDC Partners, Inc. Class A (sub. vtg.)	1,398,539	23,398
Mood Media Corp. (a)	1,001,500	2,001
News Corp. Class A	429,081	6,445
Saraiva SA Livreiros Editores	179,400	4,454
The Walt Disney Co.	1,243,725	48,344
Time Warner Cable, Inc.	642,634	43,590
Time Warner, Inc.	845,816	26,601
United Business Media Ltd.	751,111	8,451
Wolters Kluwer NV (Certificaten Van Aandelen)	398,800	9,139
		250,335
Multiline Retail - 0.6%
Maoye International Holdings Ltd.	9,689,000	4,300
Target Corp.	1,040,021	57,024
		61,324
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	466,900	$ 29,854
Asbury Automotive Group, Inc. (a)	479,969	8,836
Best Buy Co., Inc.	374,842	12,745
Big 5 Sporting Goods Corp.	492,300	6,242
Carphone Warehouse Group PLC (a)	1,419,949	9,165
Casual Male Retail Group, Inc. (a)	2,082,200	8,745
Collective Brands, Inc. (a)	106,250	2,163
Express, Inc.	213,030	3,707
Foot Locker, Inc.	692,827	12,374
Foschini Ltd.	552,000	6,103
Hengdeli Holdings Ltd.	25,940,000	14,606
Home Depot, Inc.	328,168	12,067
I.T Ltd.	4,754,000	3,219
Lowe's Companies, Inc.	2,016,312	50,005
Lumber Liquidators Holdings, Inc. (a)(d)	265,919	7,430
MarineMax, Inc. (a)	679,636	6,144
OfficeMax, Inc. (a)	919,756	14,780
Staples, Inc.	662,378	14,778
SuperGroup PLC	110,926	2,718
Urban Outfitters, Inc. (a)	322,600	10,910
		236,591
Textiles, Apparel & Luxury Goods - 0.4%
Bosideng International Holdings Ltd.	21,544,000	6,687
G-III Apparel Group Ltd. (a)	372,829	13,008
Maidenform Brands, Inc. (a)	118,516	3,051
Peak Sport Products Co. Ltd. (d)	7,808,000	5,197
Phillips-Van Heusen Corp.	288,763	16,855
		44,798
TOTAL CONSUMER DISCRETIONARY		1,055,223
CONSUMER STAPLES - 8.2%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	302,047	16,664
Britvic PLC	830,568	5,968
Carlsberg AS Series B	136,900	13,639
Dr Pepper Snapple Group, Inc.	504,687	17,881
Grupo Modelo SAB de CV Series C	1,687,400	10,398
The Coca-Cola Co.	2,111,041	132,679
		197,229
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	1,043,197	$ 35,677
Droga Raia SA	343,000	5,389
Drogasil SA	707,700	5,093
Eurocash SA	102,200	1,130
Kroger Co.	2,269,372	48,565
PriceSmart, Inc.	158,748	5,793
Susser Holdings Corp. (a)	474,400	6,841
Wal-Mart Stores, Inc.	1,004,563	56,326
Walgreen Co.	1,004,818	40,635
Winn-Dixie Stores, Inc. (a)	1,091,635	6,965
		212,414
Food Products - 2.1%
Archer Daniels Midland Co.	584,315	19,090
Calavo Growers, Inc.	581,770	13,427
Chiquita Brands International, Inc. (a)	452,692	6,981
Darling International, Inc. (a)	326,900	4,429
Flowers Foods, Inc.	596,212	15,042
Global Dairy Holdings Ltd.	12,877,000	4,112
Green Mountain Coffee Roasters, Inc. (a)	155,300	5,215
Kellogg Co.	146,498	7,369
Kraft Foods, Inc. Class A	1,573,194	48,093
M. Dias Branco SA	12,100	268
Marine Harvest ASA (d)	26,152,624	29,421
Nestle SA	497,616	26,906
Sara Lee Corp.	563,066	9,555
Seneca Foods Corp. Class A (a)	113,852	3,165
Shenguan Holdings Group Ltd.	1,414,000	1,897
Smithfield Foods, Inc. (a)	705,321	14,043
The J.M. Smucker Co.	81,737	5,081
		214,094
Household Products - 0.8%
Procter & Gamble Co.	1,158,963	73,165
Uni-Charm Corp.	139,000	5,351
Youyuan International Holdings Ltd.	8,394,000	4,393
		82,909
Personal Products - 0.4%
Avon Products, Inc.	692,228	19,597
BaWang International (Group) Holding Ltd. (d)	19,470,000	5,519
Estee Lauder Companies, Inc. Class A	137,835	11,096
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Hengan International Group Co. Ltd.	951,500	$ 7,121
USANA Health Sciences, Inc. (a)	101,905	3,864
		47,197
Tobacco - 0.9%
Imperial Tobacco Group PLC	256,077	7,317
Philip Morris International, Inc.	1,497,419	85,712
		93,029
TOTAL CONSUMER STAPLES		846,872
ENERGY - 12.2%
Energy Equipment & Services - 3.9%
Aker Solutions ASA	1,215,979	22,111
Baker Hughes, Inc.	402,276	27,560
Cathedral Energy Services Ltd.	409,500	4,050
Ensco International Ltd. ADR	16,300	886
Halliburton Co.	1,161,975	52,289
ION Geophysical Corp. (a)	1,912,478	18,188
McDermott International, Inc. (a)	40,916	850
National Oilwell Varco, Inc.	1,093,270	80,793
Noble Corp.	384,508	14,707
Oceaneering International, Inc. (a)	53,500	4,132
Saipem SpA	265,598	13,286
Schlumberger Ltd.	950,054	84,545
Transocean Ltd. (a)	290,576	23,226
Unit Corp. (a)	20,400	1,044
Vantage Drilling Co. (a)	5,475,916	10,185
Weatherford International Ltd. (a)	1,676,911	39,776
		397,628
Oil, Gas & Consumable Fuels - 8.3%
Americas Petrogas, Inc. (a)	1,433,100	2,663
Anadarko Petroleum Corp.	395,417	30,479
Apache Corp.	438,989	52,398
Berry Petroleum Co. Class A	591,038	27,584
BP PLC sponsored ADR	655,859	31,134
Buckeye Partners LP (g)	129,500	7,536
Chesapeake Energy Corp.	253,500	7,486
Chevron Corp.	329,187	31,250
Cimarex Energy Co.	122,247	12,730
Compton Petroleum Corp. (a)	388,200	171
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	39,098	$ 3,763
Concho Resources, Inc. (a)(g)	230,820	22,216
CVR Energy, Inc. (a)	1,037,512	17,970
Daylight Energy Ltd.	113,600	1,145
Denbury Resources, Inc. (a)	1,034,899	21,060
Double Eagle Petroleum Co. (a)	167,886	1,308
EOG Resources, Inc.	206,745	21,996
Extract Resources Ltd. (a)	306,808	2,724
Exxon Mobil Corp.	382,880	30,891
Gran Tierra Energy, Inc. (a)	633,600	5,690
Heritage Oil PLC	715,800	3,737
Hess Corp.	24,573	2,067
Holly Corp.	590,935	28,997
InterOil Corp. (a)(d)	244,719	16,935
Kodiak Oil & Gas Corp. (a)(d)	1,928,607	12,247
Madalena Ventures, Inc. (a)	1,472,000	1,323
Marathon Oil Corp.	666,456	30,457
Massey Energy Co.	364,617	22,920
Niko Resources Ltd.	114,100	11,113
Noble Energy, Inc.	304,011	27,695
Northern Oil & Gas, Inc. (a)	2,076,595	57,252
OAO Gazprom sponsored ADR	220,700	5,906
Occidental Petroleum Corp.	461,622	44,630
Painted Pony Petroleum Ltd. (a)(f)	116,500	1,222
Painted Pony Petroleum Ltd. Class A (a)	61,300	643
Pan Orient Energy Corp. (a)	938,500	6,422
PetroBakken Energy Ltd. Class A (d)	281,726	6,034
Petrofrontier Corp.	204,400	755
Petrohawk Energy Corp. (a)	875,568	17,555
Petroleum Development Corp. (a)	122,609	5,580
Petroplus Holdings AG	533,570	8,743
Plains Exploration & Production Co. (a)	634,117	22,448
Progress Energy Resources Corp.	418,000	5,687
Repsol YPF SA sponsored ADR	12,300	390
Resolute Energy Corp. (a)(d)	506,732	9,172
Rockhopper Exploration PLC (a)	565,593	3,225
Rodinia Oil Corp.	592,800	1,528
Royal Dutch Shell PLC Class B ADR	297,716	21,010
Southwestern Energy Co. (a)	315,125	12,447
Suncor Energy, Inc.	355,800	14,735
TAG Oil Ltd. (a)	797,300	5,671
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.	627,900	$ 14,388
Tesoro Corp. (a)	925,116	17,808
Total SA sponsored ADR	175,728	10,328
Valero Energy Corp.	1,123,316	28,487
Voyager Oil & Gas, Inc. (a)	100	0*
Western Refining, Inc. (a)	163,405	1,990
Whiting Petroleum Corp. (a)	173,985	21,971
Williams Companies, Inc.	768,230	20,735
		856,447
TOTAL ENERGY		1,254,075
FINANCIALS - 15.3%
Capital Markets - 2.5%
American Capital Ltd. (a)	673,725	5,504
Bank of New York Mellon Corp.	856,352	26,744
Bank Sarasin & Co. Ltd. Series B (Reg.)	170,269	7,827
BlackRock, Inc. Class A	159,000	31,485
Deutsche Bank AG (NY Shares)	28,600	1,675
Evercore Partners, Inc. Class A	42,900	1,386
FXCM, Inc. Class A	305,800	4,150
Goldman Sachs Group, Inc.	348,429	57,010
GP Investments, Ltd. unit (a)	1,348,529	5,499
ICAP PLC	686,000	5,895
Invesco Ltd.	662,787	16,397
Medley Capital Corp. (a)	234,600	2,815
Morgan Stanley	2,004,924	58,945
State Street Corp.	540,841	25,268
TD Ameritrade Holding Corp.	286,217	5,845
		256,445
Commercial Banks - 4.1%
Associated Banc-Corp.	1,351,243	18,890
Banco do Brasil SA	592,500	10,574
Banco Pine SA	625,500	5,210
CapitalSource, Inc.	5,651,145	43,627
CIT Group, Inc. (a)	162,663	7,757
Comerica, Inc.	163,602	6,250
Commercial Bank of Qatar GDR (Reg. S)	706,706	3,260
Guaranty Trust Bank PLC GDR (Reg. S)	554,957	3,968
Huntington Bancshares, Inc.	2,935,105	21,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR (a)(f)	253,800	$ 5,457
Lloyds Banking Group PLC (a)	5,231,900	5,290
PNC Financial Services Group, Inc.	351,038	21,062
Regions Financial Corp.	2,739,959	19,454
Seven Bank Ltd.	694	1,566
SunTrust Banks, Inc.	800,916	24,372
Susquehanna Bancshares, Inc., Pennsylvania	888,625	8,495
SVB Financial Group (a)	422,500	22,169
U.S. Bancorp, Delaware	101,398	2,738
Webster Financial Corp.	65,424	1,497
Wells Fargo & Co.	5,628,041	182,461
Wilmington Trust Corp., Delaware	1,245,858	5,457
Zions Bancorporation	196,302	4,629
		425,433
Consumer Finance - 0.7%
American Express Co.	710,857	30,837
Capital One Financial Corp.	225,992	10,884
Discover Financial Services	678,627	13,973
International Personal Finance PLC	122,761	672
SLM Corp. (a)	787,260	11,344
		67,710
Diversified Financial Services - 4.0%
Bank of America Corp.	396,300	5,441
Citigroup, Inc. (a)	34,674,685	167,132
CME Group, Inc.	59,027	18,213
Deutsche Boerse AG	128,642	9,749
Infrastructure Development Finance Co. Ltd.	1,797,985	5,777
JPMorgan Chase & Co.	3,759,919	168,971
PICO Holdings, Inc. (a)(e)	1,219,564	37,782
		413,065
Insurance - 1.4%
AEGON NV (a)	1,257,527	9,306
Allstate Corp.	69,264	2,157
Assured Guaranty Ltd.	1,750,051	25,306
Berkshire Hathaway, Inc. Class B (a)	81,754	6,683
Delphi Financial Group, Inc. Class A	313,335	9,018
Endurance Specialty Holdings Ltd.	226,900	10,549
Genworth Financial, Inc. Class A (a)	2,711,525	36,795
Lincoln National Corp.	669,350	19,304
MetLife, Inc.	199,500	9,131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	127,000	$ 5,613
Prudential Financial, Inc.	187,900	11,558
		145,420
Real Estate Investment Trusts - 1.7%
alstria office REIT-AG	101,900	1,437
Boston Properties, Inc.	56,991	5,378
CBL & Associates Properties, Inc.	633,200	10,802
Digital Realty Trust, Inc. (d)	106,321	5,784
Education Realty Trust, Inc.	826,300	6,445
Franklin Street Properties Corp.	606,400	9,090
HCP, Inc.	125,400	4,651
ProLogis Trust	1,593,800	23,779
Public Storage	133,419	14,540
Sabra Health Care REIT, Inc.	300,733	5,597
SL Green Realty Corp.	291,200	21,188
The Macerich Co.	125,654	6,114
U-Store-It Trust	568,200	5,489
Vornado Realty Trust	146,838	12,935
Westfield Group unit	168,768	1,655
Westfield Retail Trust unit	208,666	551
Weyerhaeuser Co.	1,572,556	36,452
		171,887
Real Estate Management & Development - 0.9%
Beni Stabili SpA Siiq	4,716,900	4,494
CB Richard Ellis Group, Inc. Class A (a)	2,247,658	49,876
Coresite Realty Corp.	340,335	4,891
Iguatemi Empresa de Shopping Centers SA	432,100	9,329
Jones Lang LaSalle, Inc.	167,934	14,886
Kenedix, Inc. (a)	36,232	9,151
		92,627
TOTAL FINANCIALS		1,572,587
HEALTH CARE - 9.8%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	126,500	10,603
Amgen, Inc. (a)	846,059	46,601
Amylin Pharmaceuticals, Inc. (a)	598,370	9,682
ARIAD Pharmaceuticals, Inc. (a)	2,189,679	13,959
ArQule, Inc. (a)	429,200	2,631
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
AVEO Pharmaceuticals, Inc.	773,000	$ 11,077
AVEO Pharmaceuticals, Inc. (g)	290,609	4,164
Biogen Idec, Inc. (a)	296,922	19,439
Cephalon, Inc. (a)	145,400	8,590
Clinical Data, Inc. (a)(d)	408,877	12,160
Dynavax Technologies Corp. (a)	2,621,070	7,863
Gilead Sciences, Inc. (a)	226,500	8,693
Human Genome Sciences, Inc. (a)	577,300	14,005
ImmunoGen, Inc. (a)	376,900	3,113
InterMune, Inc. (a)	218,906	8,181
Micromet, Inc. (a)	1,097,200	7,055
NPS Pharmaceuticals, Inc. (a)	429,035	4,292
PDL BioPharma, Inc.	1,012,800	5,003
Renovo Group PLC (a)	1,935,800	2,279
SIGA Technologies, Inc. (a)(d)	1,484,674	17,037
Theravance, Inc. (a)	1,321,161	27,797
Thrombogenics NV (a)	402,397	12,119
United Therapeutics Corp. (a)	225,400	15,323
ZIOPHARM Oncology, Inc. (a)	983,452	5,738
		277,404
Health Care Equipment & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)	639,316	12,479
Boston Scientific Corp. (a)	1,461,300	10,200
C. R. Bard, Inc.	300,130	28,317
Covidien PLC	513,027	24,353
GN Store Nordic AS (a)	592,874	5,678
Hill-Rom Holdings, Inc.	341,100	13,804
Kinetic Concepts, Inc. (a)	240,125	11,077
Orthofix International NV (a)	432,888	12,381
Orthovita, Inc. (a)	1,626,500	3,342
Sirona Dental Systems, Inc. (a)	20,400	894
Symmetry Medical, Inc. (a)	951,051	9,102
William Demant Holding AS (a)	115,354	9,236
Wright Medical Group, Inc. (a)	712,491	10,588
Zimmer Holdings, Inc. (a)	187,942	11,119
		162,570
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	1,149,700	25,121
Catalyst Health Solutions, Inc. (a)	241,229	10,469
CIGNA Corp.	964,700	40,537
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	150,398	$ 11,107
Emeritus Corp. (a)	431,073	8,233
Express Scripts, Inc. (a)	820,200	46,202
Fresenius Medical Care AG & Co. KGaA	224,223	13,118
McKesson Corp.	326,946	24,577
Medco Health Solutions, Inc. (a)	537,308	32,787
Sun Healthcare Group, Inc. (a)	1,171,265	14,635
Sunrise Senior Living, Inc. (a)	4,392	35
		226,821
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	722,300	15,248
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc. (a)	1,185,375	49,584
Lonza Group AG	105,252	8,288
PerkinElmer, Inc.	147,200	3,765
QIAGEN NV (a)	163,100	3,009
Thermo Fisher Scientific, Inc. (a)	378,390	21,670
		86,316
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)	759,132	20,132
Cadence Pharmaceuticals, Inc. (a)(d)	2,395,495	18,601
Cardiome Pharma Corp. (a)	519,000	3,266
Columbia Laboratories, Inc. (a)	776,400	1,755
GlaxoSmithKline PLC	1,163,300	21,002
GlaxoSmithKline PLC sponsored ADR	538,929	19,579
Merck & Co., Inc.	2,690,124	89,231
Novo Nordisk AS Series B	200,837	22,609
Pfizer, Inc.	351,400	6,403
Pronova BioPharma ASA (a)	987,850	1,624
Teva Pharmaceutical Industries Ltd. sponsored ADR	376,219	20,560
Valeant Pharmaceuticals International, Inc.	377,700	13,767
		238,529
TOTAL HEALTH CARE		1,006,888
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	2,043,200	11,633
DigitalGlobe, Inc. (a)	283,021	8,692
Esterline Technologies Corp. (a)	153,521	10,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)	581,150	$ 23,200
Goodrich Corp.	254,477	23,061
HEICO Corp. Class A	408,232	15,578
Honeywell International, Inc.	593,730	33,255
Meggitt PLC	4,061,741	23,094
Precision Castparts Corp.	250,572	35,829
Raytheon Co.	478,526	23,922
Rockwell Collins, Inc.	32,720	2,099
United Technologies Corp.	848,602	68,991
		280,282
Airlines - 0.2%
Copa Holdings SA Class A	93,997	5,287
Southwest Airlines Co.	785,995	9,314
United Continental Holdings, Inc. (a)	167,572	4,256
		18,857
Building Products - 0.4%
Masco Corp.	1,590,623	21,187
Owens Corning (a)	519,607	17,391
Quanex Building Products Corp.	228,938	4,462
		43,040
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	258,621	10,885
Casella Waste Systems, Inc. Class A (a)	426,952	3,424
Interface, Inc. Class A	861,327	13,997
Iron Mountain, Inc.	166,823	4,069
Knoll, Inc.	748,166	12,524
Pitney Bowes, Inc.	218,912	5,315
Quad/Graphics, Inc. (a)	141,849	6,307
R.R. Donnelley & Sons Co.	558,468	9,896
Republic Services, Inc.	500,465	15,434
Schawk, Inc. Class A	145,563	2,655
Steelcase, Inc. Class A	442,346	4,521
The Geo Group, Inc. (a)	482,449	11,468
		100,495
Construction & Engineering - 1.3%
Aveng Ltd.	890,100	4,707
Chiyoda Corp.	151,000	1,341
Dycom Industries, Inc. (a)	573,133	9,210
EMCOR Group, Inc. (a)	196,124	5,939
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	493,627	$ 34,154
Foster Wheeler Ag (a)	1,169,395	43,045
Great Lakes Dredge & Dock Corp.	646,573	5,373
Jacobs Engineering Group, Inc. (a)	204,300	10,495
MasTec, Inc. (a)	345,300	5,255
MYR Group, Inc. (a)	466,142	10,250
Shaw Group, Inc. (a)	236,983	8,951
		138,720
Electrical Equipment - 1.1%
Alstom SA	339,756	18,961
AMETEK, Inc.	293,182	11,956
Cooper Industries PLC Class A	365,312	22,379
Emerson Electric Co.	211,785	12,470
Prysmian SpA (d)	565,000	11,401
Regal-Beloit Corp.	158,974	10,610
Schneider Electric SA	95,607	14,908
Zumtobel AG	450,805	13,167
		115,852
Industrial Conglomerates - 2.3%
Cookson Group PLC (a)	898,953	9,568
General Electric Co.	6,874,839	138,459
Koninklijke Philips Electronics NV	518,400	16,151
Rheinmetall AG	228,900	19,598
Siemens AG sponsored ADR	66,560	8,547
Textron, Inc.	1,510,429	39,709
		232,032
Machinery - 2.8%
Actuant Corp. Class A	589,902	16,358
ArvinMeritor, Inc. (a)	456,144	9,971
Blount International, Inc. (a)	377,454	5,666
Caterpillar, Inc.	321,411	31,180
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	5,069,600	11,626
China Automation Group Ltd.	2,775,000	2,121
Commercial Vehicle Group, Inc. (a)	489,100	7,894
Cummins, Inc.	279,394	29,582
Dover Corp.	177,471	11,376
Fiat Industrial SpA (a)	588,400	7,963
Hardinge, Inc.	300,507	2,629
Harsco Corp.	171,653	5,539
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	605,524	$ 28,581
Navistar International Corp. (a)	904,300	58,644
NSK Ltd.	1,224,000	11,721
Pall Corp.	271,128	15,023
Schindler Holding AG (participation certificate)	85,465	9,541
SmartHeat, Inc. (a)(d)	1,573,910	7,492
Timken Co.	211,152	9,928
Trinity Industries, Inc.	200,347	5,588
WABCO Holdings, Inc. (a)	60,198	3,516
		291,939
Professional Services - 0.7%
CBIZ, Inc. (a)	680,713	4,745
FTI Consulting, Inc. (a)	282,394	10,299
IHS, Inc. Class A (a)	26,509	2,173
Kforce, Inc. (a)	433,860	7,757
Robert Half International, Inc.	525,300	16,473
SR Teleperformance SA	290,188	10,458
Towers Watson & Co.	331,202	18,060
		69,965
Road & Rail - 1.8%
Arkansas Best Corp.	265,197	6,776
Con-way, Inc.	423,386	14,404
CSX Corp.	823,500	58,139
Norfolk Southern Corp.	213,066	13,038
Saia, Inc. (a)(e)	865,075	12,379
Union Pacific Corp.	722,700	68,389
Universal Truckload Services, Inc. (a)	530,923	7,911
		181,036
Trading Companies & Distributors - 0.2%
Barloworld Ltd.	555,700	5,358
Finning International, Inc.	202,700	5,900
Kaman Corp.	334,000	9,831
		21,089
TOTAL INDUSTRIALS		1,493,307
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.3%
Alcatel-Lucent SA sponsored ADR (a)(d)	1,021,800	3,382
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Calix Networks, Inc. (a)(d)	1,181,115	$ 19,252
Cisco Systems, Inc. (a)	4,640,807	98,153
Comtech Telecommunications Corp.	93,883	2,634
Comverse Technology, Inc. (a)	1,650,800	10,829
HTC Corp.	80,850	2,726
Infinera Corp. (a)	972,768	7,135
Juniper Networks, Inc. (a)	1,210,135	44,920
Motorola Mobility Holdings, Inc. (a)	315,396	8,790
Motorola Solutions, Inc. (a)	274,969	10,661
Nokia Corp. sponsored ADR (d)	196,177	2,099
QUALCOMM, Inc.	485,200	26,264
		236,845
Computers & Peripherals - 3.6%
Apple, Inc. (a)	802,976	272,464
Hewlett-Packard Co.	2,094,453	95,696
		368,160
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	114,359	4,323
Avnet, Inc. (a)	960,688	34,220
Corning, Inc.	1,525,097	33,872
Funtalk China Holdings Ltd. (a)	2,067,961	12,346
HLS Systems International Ltd. (a)	349,968	5,617
Keyence Corp.	55,000	14,594
Molex, Inc. (d)	523,230	13,682
Tyco Electronics Ltd.	582,256	21,095
		139,749
Internet Software & Services - 0.9%
eAccess Ltd. (d)	20,253	12,263
eBay, Inc. (a)	1,078,226	32,735
Google, Inc. Class A (a)	68,225	40,960
NHN Corp. (a)	27,832	4,971
		90,929
IT Services - 1.3%
Acxiom Corp. (a)	607,828	10,473
Alliance Data Systems Corp. (a)	273,238	19,329
Atos Origin SA (a)	205,101	11,418
Fidelity National Information Services, Inc.	642,635	19,555
Heartland Payment Systems, Inc.	643,700	10,170
MasterCard, Inc. Class A	80,416	19,019
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	430,385	$ 12,193
Virtusa Corp. (a)	221,384	3,564
Visa, Inc. Class A	462,100	32,278
		137,999
Office Electronics - 0.3%
Xerox Corp.	3,007,338	31,938
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	815,571	6,386
Analog Devices, Inc.	581,800	22,591
ASML Holding NV	616,749	25,910
Atmel Corp. (a)	2,352,488	31,853
Avago Technologies Ltd.	1,523,359	43,736
Cymer, Inc. (a)	742,789	36,092
Entropic Communications, Inc. (a)(d)	445,384	4,886
Fairchild Semiconductor International, Inc. (a)	2,220,398	39,523
GT Solar International, Inc. (a)	192,033	2,121
Himax Technologies, Inc. sponsored ADR	2,128,823	5,365
Intersil Corp. Class A	698,817	10,566
Kulicke & Soffa Industries, Inc. (a)	1,089,526	10,623
Lam Research Corp. (a)	1,774,905	88,550
LTX-Credence Corp. (a)(e)	3,288,837	29,156
Mattson Technology, Inc. (a)	300,534	688
Maxim Integrated Products, Inc.	789,957	20,397
Microchip Technology, Inc. (d)	162,479	5,926
Micron Technology, Inc. (a)	4,000,552	42,166
National Semiconductor Corp.	1,318,226	19,984
NVIDIA Corp. (a)	649,696	15,541
NXP Semiconductors NV	1,137,300	29,274
ON Semiconductor Corp. (a)	3,189,702	35,246
Skyworks Solutions, Inc. (a)	106,171	3,373
Standard Microsystems Corp. (a)	177,477	4,268
Teradyne, Inc. (a)	57,974	967
TriQuint Semiconductor, Inc. (a)	839,100	11,043
		546,231
Software - 2.2%
Aspen Technology, Inc. (a)	396,000	5,603
Autodesk, Inc. (a)	45,000	1,831
BMC Software, Inc. (a)	450,990	21,512
CA, Inc.	959,167	22,828
Citrix Systems, Inc. (a)	235,740	14,894
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
DemandTec, Inc. (a)	810,662	$ 9,768
Informatica Corp. (a)	524,210	24,323
JDA Software Group, Inc. (a)	406,472	12,267
Micro Focus International PLC	1,735,629	11,403
NSD Co. Ltd.	204,200	2,122
Oracle Corp.	3,000,079	96,093
Sage Group PLC	1,057,600	4,999
		227,643
TOTAL INFORMATION TECHNOLOGY		1,779,494
MATERIALS - 6.1%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	132,211	11,535
Ashland, Inc.	155,250	9,014
Cabot Corp.	40,900	1,769
Celanese Corp. Class A	383,840	15,926
CF Industries Holdings, Inc.	114,335	15,440
Clariant AG (Reg.) (a)	1,135,000	20,040
Dow Chemical Co.	1,132,668	40,187
Huabao International Holdings Ltd.	8,481,461	12,553
Israel Chemicals Ltd.	371,900	5,836
LyondellBasell Industries NV Class A (a)	392,600	14,110
Solutia, Inc. (a)	613,852	14,376
Spartech Corp. (a)(e)	1,840,701	15,370
Symrise AG	32,700	926
Syngenta AG (Switzerland)	23,750	7,658
Valspar Corp.	183,140	6,844
W.R. Grace & Co. (a)	1,353,025	48,019
Yara International ASA	345,300	19,428
		259,031
Construction Materials - 0.2%
HeidelbergCement AG	304,444	19,893
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	532,076	15,691
Rock-Tenn Co. Class A	106,270	7,094
Silgan Holdings, Inc.	181,600	6,779
		29,564
Metals & Mining - 3.1%
Alcoa, Inc.	875,476	14,507
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Anglo American PLC (United Kingdom)	225,500	$ 11,061
Argonaut Gold, Inc. (a)	49,100	214
Centamin Egypt Ltd. (Canada) (a)	408,600	918
Commercial Metals Co.	1,134,000	18,960
Eldorado Gold Corp.	1,021,878	16,424
Freeport-McMoRan Copper & Gold, Inc.	277,187	30,144
Goldcorp, Inc.	818,600	32,863
Grande Cache Coal Corp. (a)	738,500	7,952
Gulf Resources, Inc. (a)(d)	582,180	5,560
Gulf Resources, Inc. (a)(g)	1,894,460	18,092
Ivanhoe Mines Ltd. (a)	1,850,265	51,399
Kinross Gold Corp.	860,545	14,304
Mirabela Nickel Ltd. (a)	306,652	688
Newcrest Mining Ltd.	907,007	33,425
Pan American Silver Corp.	297,400	9,758
Pediment Gold Corp. (a)	286,000	774
Randgold Resources Ltd. sponsored ADR	368,823	28,211
United States Steel Corp.	358,019	20,647
Walter Energy, Inc.	57,336	7,469
		323,370
TOTAL MATERIALS		631,858
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	6,244,000	10,430
Frontier Communications Corp.	709,869	6,509
Iliad Group SA	129,004	13,696
Koninklijke KPN NV	163,453	2,577
Qwest Communications International, Inc.	4,603,100	32,820
Telefonica SA sponsored ADR	315,960	7,940
		73,972
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	251,000	10,537
SOFTBANK CORP.	175,200	6,026
Sprint Nextel Corp. (a)	9,619,815	43,482
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	1,860,000	$ 6,871
Turkcell Iletisim Hizmet AS	1,389,000	8,560
		75,476
TOTAL TELECOMMUNICATION SERVICES		149,448
UTILITIES - 2.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	265,462	9,472
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	502,200	8,266
FirstEnergy Corp. (d)	221,753	8,675
NextEra Energy, Inc.	380,956	20,366
NV Energy, Inc.	355,509	5,109
Power Grid Corp. of India Ltd.	367,766	775
PPL Corp.	637,653	16,445
		69,108
Gas Utilities - 0.1%
China Gas Holdings Ltd.	9,504,000	4,132
Enn Energy Holdings Ltd.	3,084,000	9,177
		13,309
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	6,036,156	74,848
Multi-Utilities - 0.8%
Alliant Energy Corp.	138,905	5,162
CMS Energy Corp.	1,183,601	23,080
National Grid PLC	1,145,900	10,161
PG&E Corp.	300,057	13,887
Public Service Enterprise Group, Inc.	423,114	13,722
Sempra Energy	207,722	10,816
		76,828
TOTAL UTILITIES		234,093
TOTAL COMMON STOCKS (Cost $8,166,176)		10,023,845
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Co. 4.75%	501,900	$ 27,258
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	157,200	21,634
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	187,100	10,055
TOTAL CONVERTIBLE PREFERRED STOCKS		58,947
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	85,200	13,763
TOTAL PREFERRED STOCKS (Cost $59,563)		72,710
Investment Companies - 0.2%

Ares Capital Corp. (Cost $13,555)	1,070,680	17,977
Convertible Bonds - 0.5%
	Principal Amount (000s)
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16	$ 6,170	9,031
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	18,163	18,708
TOTAL FINANCIALS		27,739
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	5,630	10,676
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15	$ 8,010	$ 10,163
TOTAL HEALTH CARE		20,839
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 11/15/17 (f)	2,450	2,625
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	4,080	4,391
TOTAL CONVERTIBLE BONDS (Cost $37,228)		55,594
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	100,796,509	100,797
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	99,351,830	99,352
TOTAL MONEY MARKET FUNDS (Cost $200,149)		200,149
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $6,976)	$ 6,976	$ 6,976
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,483,647)		10,377,251
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(93,741)
NET ASSETS - 100%		$ 10,283,510
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,403,000 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,008,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 3,923
Buckeye Partners LP	12/20/10	$ 7,822
Concho Resources, Inc.	7/20/10	$ 10,456
Gulf Resources, Inc.	12/11/09	$ 16,103
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000's)
$6,976,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 2,149
Barclays Capital, Inc.	1,319
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,508
$ 6,976
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Fidelity Securities Lending Cash Central Fund	1,031
Total	$ 1,099
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LTX-Credence Corp.	$ 24,000	$ 3,810	$ 915	$ -	$ 29,156
O'Charleys, Inc.	9,141	1,240	-	-	10,354
PICO Holdings, Inc.	38,871	687	1,228	-	37,782
Saia, Inc.	11,583	1,315	-	-	12,379
Spartech Corp.	15,775	2,357	-	-	15,370
Winnebago Industries, Inc.	16,261	-	-	-	23,185
Total	$ 115,631	$ 9,409	$ 2,143	$ -	$ 128,226
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,096,244	$ 1,086,783	$ 9,461	$ -
Consumer Staples	846,872	830,208	16,664	-
Energy	1,254,075	1,246,539	7,536	-
Financials	1,594,221	1,557,991	36,230	-
Health Care	1,006,888	963,277	43,611	-
Industrials	1,493,307	1,477,156	16,151	-
Information Technology	1,779,494	1,779,494	-	-
Materials	631,858	624,200	7,658	-
Telecommunication Services	149,448	130,458	18,990	-
Utilities	244,148	219,800	20,216	4,132
Investment Companies	17,977	17,977	-	-
Corporate Bonds	55,594	-	55,594	-
Money Market Funds	200,149	200,149	-	-
Cash Equivalents	6,976	-	6,976	-
Total Investments in Securities:	$ 10,377,251	$ 10,134,032	$ 239,087	$ 4,132
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,057)
Cost of Purchases	5,127
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	62
Transfers out of Level 3	-
Ending Balance	$ 4,132
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (1,057)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Canada	2.8%
Switzerland	2.5%
United Kingdom	2.1%
France	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	10.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $804,929,000 of which $691,258,000 and $113,671,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,582 and repurchase agreements of $6,976) - See accompanying schedule: Unaffiliated issuers (cost $8,161,345)	$ 10,048,876
Fidelity Central Funds (cost $200,149)	200,149
Other affiliated issuers (cost $122,153)	128,226
Total Investments (cost $8,483,647)		$ 10,377,251
Cash		2
Foreign currency held at value (cost $578)		574
Receivable for investments sold		106,865
Receivable for fund shares sold		14,653
Dividends receivable		4,298
Interest receivable		824
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		21
Other receivables		422
Total assets		10,505,038

Liabilities
Payable for investments purchased	$ 103,337
Payable for fund shares redeemed	9,710
Accrued management fee	6,061
Other affiliated payables	1,721
Other payables and accrued expenses	1,347
Collateral on securities loaned, at value	99,352
Total liabilities		221,528

Net Assets		$ 10,283,510
Net Assets consist of:
Paid in capital		$ 9,037,384
Distributions in excess of net investment income		(1,112)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(645,470)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,892,708
Net Assets		$ 10,283,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($9,709,090 ÷ 333,220 shares)	$ 29.14

Class K: Net Asset Value, offering price and redemption price per share ($574,420 ÷ 19,716 shares)	$ 29.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,679
Interest		6,444
Income from Fidelity Central Funds		1,099
Total income		60,222

Expenses
Management fee Basic fee	$ 25,078
Performance adjustment	5,932
Transfer agent fees	9,411
Accounting and security lending fees	633
Custodian fees and expenses	216
Independent trustees' compensation	26
Registration fees	58
Audit	47
Legal	29
Miscellaneous	42
Total expenses before reductions	41,472
Expense reductions	(184)	41,288
Net investment income (loss)		18,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	271,907
Other affiliated issuers	(559)
Foreign currency transactions	(997)
Total net realized gain (loss)		270,351
Change in net unrealized appreciation (depreciation) on: Investment securities	1,615,358
Assets and liabilities in foreign currencies	79
Total change in net unrealized appreciation (depreciation)		1,615,437
Net gain (loss)		1,885,788
Net increase (decrease) in net assets resulting from operations		$ 1,904,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,934	$ 44,690
Net realized gain (loss)	270,351	922,532
Change in net unrealized appreciation (depreciation)	1,615,437	264,038
Net increase (decrease) in net assets resulting from operations	1,904,722	1,231,260
Distributions to shareholders from net investment income	(51,737)	(39,369)
Distributions to shareholders from net realized gain	(26,364)	(16,428)
Total distributions	(78,101)	(55,797)
Share transactions - net increase (decrease)	371,477	104,895
Total increase (decrease) in net assets	2,198,098	1,280,358

Net Assets
Beginning of period	8,085,412	6,805,054
End of period (including distributions in excess of net investment income of $1,112 and undistributed net investment income of $31,691, respectively)	$ 10,283,510	$ 8,085,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.84	$ 20.25	$ 25.40	$ 32.73	$ 29.50	$ 28.85
Income from Investment Operations
Net investment income (loss) D	.05	.13 G	.24	.43	.52 H	.35
Net realized and unrealized gain (loss)	5.48	3.63	(4.01)	(5.08)	3.98	.99
Total from investment operations	5.53	3.76	(3.77)	(4.65)	4.50	1.34
Distributions from net investment income	(.15)	(.12)	(.37)	(.45)	(.45)	(.31)
Distributions from net realized gain	(.08)	(.05)	(1.01)	(2.23)	(.82)	(.38)
Total distributions	(.23)	(.17)	(1.38) J	(2.68)	(1.27)	(.69)
Net asset value, end of period	$ 29.14	$ 23.84	$ 20.25	$ 25.40	$ 32.73	$ 29.50
Total Return B, C	23.33%	18.59%	(15.33)%	(15.45)%	15.62%	4.73%
Ratios to Average Net Assets E, I
Expenses before reductions	.93% A	.93%	.62%	.64%	.61%	.60%
Expenses net of fee waivers, if any	.93%A	.93%	.62%	.64%	.61%	.60%
Expenses net of all reductions	.93%A	.92%	.62%	.63%	.60%	.59%
Net investment income (loss)	.41%A	.56%G	1.34%	1.47%	1.62% H	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 9,709	$ 7,730	$ 6,603	$ 9,502	$ 16,265	$ 15,523
Portfolio turnover rate F	65%A	85%	177%	52%	36%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss)D	.08	.18G	.26	.10
Net realized and unrealized gain (loss)	5.46	3.63	(4.00)	(2.41)
Total from investment operations	5.54	3.81	(3.74)	(2.31)
Distributions from net investment income	(.20)	(.16)	(.41)	-
Distributions from net realized gain	(.08)	(.05)	(1.01)	-
Total distributions	(.27) K	(.21)	(1.41)J	-
Net asset value, end of period	$ 29.13	$ 23.86	$ 20.26	$ 25.41
Total Return B, C	23.42%	18.86%	(15.16)%	(8.33)%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	.72%	.40%	.47%A
Expenses net of fee waivers, if any	.77% A	.72%	.40%	.47%A
Expenses net of all reductions	.76% A	.71%	.39%	.47%A
Net investment income (loss)	.58% A	.76% G	1.57%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,420	$ 355,463	$ 201,625	$ 92
Portfolio turnover rate F	65% A	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,131,228
Gross unrealized depreciation	(290,721)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,840,507
Tax cost	$ 8,536,744

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,129,771 and $2,864,503, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 9,300.22
Class K	111.05
	$ 9,411

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,574. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,031, including $24 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $184 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Dividend Growth	$ 48,547	$ 37,603
Class K	3,190	1,766
Total	$ 51,737	$ 39,369
From net realized gain
Dividend Growth	$ 25,105	$ 15,884
Class K	1,259	544
Total	$ 26,364	$ 16,428

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Dividend Growth
Shares sold	50,155	100,583	$ 1,302,331	$ 2,382,785
Conversion to Class K	-	(734)	-	(15,619)
Reinvestment of distributions	2,707	2,281	68,380	51,426
Shares redeemed	(43,935)	(104,010)	(1,131,649)	(2,429,464)
Net increase (decrease)	8,927	(1,880)	$ 239,062	$ (10,872)
Class K
Shares sold	6,798	6,982	$ 182,411	$ 165,346
Conversion from Dividend Growth	-	733	-	15,619
Reinvestment of distributions	175	102	4,449	2,310
Shares redeemed	(2,155)	(2,870)	(54,445)	(67,508)
Net increase (decrease)	4,818	4,947	$ 132,415	$ 115,767

A Conversion transactions for Class K and Dividend Growth are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118 for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DGF-USAN-0311
1.789283.108

Fidelity®

Dividend Growth

Fund -

Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Dividend Growth	.93%
Actual		$ 1,000.00	$ 1,233.30	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.77%
Actual		$ 1,000.00	$ 1,234.20	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.2
Wells Fargo & Co.	1.8	1.9
JPMorgan Chase & Co.	1.6	1.8
Citigroup, Inc.	1.6	0.8
General Electric Co.	1.3	1.6
The Coca-Cola Co.	1.3	0.8
Cisco Systems, Inc.	1.0	1.3
Oracle Corp.	0.9	0.9
Hewlett-Packard Co.	0.9	1.1
Merck & Co., Inc.	0.9	1.1
	14.0
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	17.4
Financials	15.8	17.5
Industrials	14.5	13.9
Energy	12.2	11.2
Consumer Discretionary	10.7	10.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks and Investment Companies 97.8%		Stocks and Investment Companies 97.7%
	Bonds 0.0%		Bonds 0.3%
	Convertible Securities 1.1%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	19.6%	** Foreign investments	16.6%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.4%
Exide Industries Ltd.	306,475	$ 859
Minth Group Ltd.	4,494,000	6,801
Modine Manufacturing Co. (a)	641,445	10,584
Tenneco, Inc. (a)	211,707	8,750
Tower International, Inc.	69,197	1,237
TRW Automotive Holdings Corp. (a)	150,864	9,001
		37,232
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	149,691	11,492
General Motors Co.	142,548	5,202
Harley-Davidson, Inc.	294,262	11,667
Mazda Motor Corp.	2,500,000	7,371
Thor Industries, Inc.	220,590	8,197
Winnebago Industries, Inc. (a)(d)(e)	1,556,036	23,185
		67,114
Distributors - 0.1%
Silver Base Group Holdings Ltd.	11,002,000	7,902
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)	204,300	8,456
DeVry, Inc.	261,696	13,637
Global Education & Technology Group Ltd. ADR (a)	57,530	518
Grand Canyon Education, Inc. (a)	163,100	2,950
H&R Block, Inc.	326,600	4,089
ITT Educational Services, Inc. (a)	45,000	2,963
Service Corp. International	1,072,000	9,294
Stewart Enterprises, Inc. Class A (d)	2,248,355	14,345
		56,252
Hotels, Restaurants & Leisure - 2.0%
Accor SA	581,822	26,604
Ameristar Casinos, Inc.	272,485	4,185
Bravo Brio Restaurant Group, Inc.	519,449	8,467
Brinker International, Inc.	914,306	21,514
Club Mediterranee SA (a)	98,055	2,249
DineEquity, Inc. (a)(d)	493,765	25,468
InterContinental Hotel Group PLC	448,700	9,461
McDonald's Corp.	204,060	15,033
NH Hoteles SA (a)	2,196,373	12,990
O'Charleys, Inc. (a)(e)	1,496,225	10,354
Penn National Gaming, Inc. (a)	8,187	293
Sol Melia SA	812,867	8,574
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Spur Corp. Ltd.	1,680,051	$ 3,271
Starbucks Corp.	163,530	5,156
WMS Industries, Inc. (a)	867,944	36,410
Wyndham Worldwide Corp.	408,509	11,491
		201,520
Household Durables - 0.6%
Garmin Ltd. (d)	343,400	10,587
La-Z-Boy, Inc. (a)	323,157	2,689
Newell Rubbermaid, Inc.	367,400	7,072
PulteGroup, Inc. (a)	1,102,075	8,695
Stanley Black & Decker, Inc.	287,339	20,884
Techtronic Industries Co. Ltd.	4,062,000	5,054
Tempur-Pedic International, Inc. (a)	248,000	10,823
		65,804
Internet & Catalog Retail - 0.1%
Expedia, Inc.	588,903	14,817
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	261,601	11,534
Media - 2.4%
CC Media Holdings, Inc. Class A (a)	1,200,000	9,900
Cinemark Holdings, Inc.	339,188	5,749
Comcast Corp.:
Class A	51,870	1,180
Class A (special) (non-vtg.)	2,279,067	48,863
McGraw-Hill Companies, Inc.	313,498	12,220
MDC Partners, Inc. Class A (sub. vtg.)	1,398,539	23,398
Mood Media Corp. (a)	1,001,500	2,001
News Corp. Class A	429,081	6,445
Saraiva SA Livreiros Editores	179,400	4,454
The Walt Disney Co.	1,243,725	48,344
Time Warner Cable, Inc.	642,634	43,590
Time Warner, Inc.	845,816	26,601
United Business Media Ltd.	751,111	8,451
Wolters Kluwer NV (Certificaten Van Aandelen)	398,800	9,139
		250,335
Multiline Retail - 0.6%
Maoye International Holdings Ltd.	9,689,000	4,300
Target Corp.	1,040,021	57,024
		61,324
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	466,900	$ 29,854
Asbury Automotive Group, Inc. (a)	479,969	8,836
Best Buy Co., Inc.	374,842	12,745
Big 5 Sporting Goods Corp.	492,300	6,242
Carphone Warehouse Group PLC (a)	1,419,949	9,165
Casual Male Retail Group, Inc. (a)	2,082,200	8,745
Collective Brands, Inc. (a)	106,250	2,163
Express, Inc.	213,030	3,707
Foot Locker, Inc.	692,827	12,374
Foschini Ltd.	552,000	6,103
Hengdeli Holdings Ltd.	25,940,000	14,606
Home Depot, Inc.	328,168	12,067
I.T Ltd.	4,754,000	3,219
Lowe's Companies, Inc.	2,016,312	50,005
Lumber Liquidators Holdings, Inc. (a)(d)	265,919	7,430
MarineMax, Inc. (a)	679,636	6,144
OfficeMax, Inc. (a)	919,756	14,780
Staples, Inc.	662,378	14,778
SuperGroup PLC	110,926	2,718
Urban Outfitters, Inc. (a)	322,600	10,910
		236,591
Textiles, Apparel & Luxury Goods - 0.4%
Bosideng International Holdings Ltd.	21,544,000	6,687
G-III Apparel Group Ltd. (a)	372,829	13,008
Maidenform Brands, Inc. (a)	118,516	3,051
Peak Sport Products Co. Ltd. (d)	7,808,000	5,197
Phillips-Van Heusen Corp.	288,763	16,855
		44,798
TOTAL CONSUMER DISCRETIONARY		1,055,223
CONSUMER STAPLES - 8.2%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	302,047	16,664
Britvic PLC	830,568	5,968
Carlsberg AS Series B	136,900	13,639
Dr Pepper Snapple Group, Inc.	504,687	17,881
Grupo Modelo SAB de CV Series C	1,687,400	10,398
The Coca-Cola Co.	2,111,041	132,679
		197,229
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	1,043,197	$ 35,677
Droga Raia SA	343,000	5,389
Drogasil SA	707,700	5,093
Eurocash SA	102,200	1,130
Kroger Co.	2,269,372	48,565
PriceSmart, Inc.	158,748	5,793
Susser Holdings Corp. (a)	474,400	6,841
Wal-Mart Stores, Inc.	1,004,563	56,326
Walgreen Co.	1,004,818	40,635
Winn-Dixie Stores, Inc. (a)	1,091,635	6,965
		212,414
Food Products - 2.1%
Archer Daniels Midland Co.	584,315	19,090
Calavo Growers, Inc.	581,770	13,427
Chiquita Brands International, Inc. (a)	452,692	6,981
Darling International, Inc. (a)	326,900	4,429
Flowers Foods, Inc.	596,212	15,042
Global Dairy Holdings Ltd.	12,877,000	4,112
Green Mountain Coffee Roasters, Inc. (a)	155,300	5,215
Kellogg Co.	146,498	7,369
Kraft Foods, Inc. Class A	1,573,194	48,093
M. Dias Branco SA	12,100	268
Marine Harvest ASA (d)	26,152,624	29,421
Nestle SA	497,616	26,906
Sara Lee Corp.	563,066	9,555
Seneca Foods Corp. Class A (a)	113,852	3,165
Shenguan Holdings Group Ltd.	1,414,000	1,897
Smithfield Foods, Inc. (a)	705,321	14,043
The J.M. Smucker Co.	81,737	5,081
		214,094
Household Products - 0.8%
Procter & Gamble Co.	1,158,963	73,165
Uni-Charm Corp.	139,000	5,351
Youyuan International Holdings Ltd.	8,394,000	4,393
		82,909
Personal Products - 0.4%
Avon Products, Inc.	692,228	19,597
BaWang International (Group) Holding Ltd. (d)	19,470,000	5,519
Estee Lauder Companies, Inc. Class A	137,835	11,096
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Hengan International Group Co. Ltd.	951,500	$ 7,121
USANA Health Sciences, Inc. (a)	101,905	3,864
		47,197
Tobacco - 0.9%
Imperial Tobacco Group PLC	256,077	7,317
Philip Morris International, Inc.	1,497,419	85,712
		93,029
TOTAL CONSUMER STAPLES		846,872
ENERGY - 12.2%
Energy Equipment & Services - 3.9%
Aker Solutions ASA	1,215,979	22,111
Baker Hughes, Inc.	402,276	27,560
Cathedral Energy Services Ltd.	409,500	4,050
Ensco International Ltd. ADR	16,300	886
Halliburton Co.	1,161,975	52,289
ION Geophysical Corp. (a)	1,912,478	18,188
McDermott International, Inc. (a)	40,916	850
National Oilwell Varco, Inc.	1,093,270	80,793
Noble Corp.	384,508	14,707
Oceaneering International, Inc. (a)	53,500	4,132
Saipem SpA	265,598	13,286
Schlumberger Ltd.	950,054	84,545
Transocean Ltd. (a)	290,576	23,226
Unit Corp. (a)	20,400	1,044
Vantage Drilling Co. (a)	5,475,916	10,185
Weatherford International Ltd. (a)	1,676,911	39,776
		397,628
Oil, Gas & Consumable Fuels - 8.3%
Americas Petrogas, Inc. (a)	1,433,100	2,663
Anadarko Petroleum Corp.	395,417	30,479
Apache Corp.	438,989	52,398
Berry Petroleum Co. Class A	591,038	27,584
BP PLC sponsored ADR	655,859	31,134
Buckeye Partners LP (g)	129,500	7,536
Chesapeake Energy Corp.	253,500	7,486
Chevron Corp.	329,187	31,250
Cimarex Energy Co.	122,247	12,730
Compton Petroleum Corp. (a)	388,200	171
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	39,098	$ 3,763
Concho Resources, Inc. (a)(g)	230,820	22,216
CVR Energy, Inc. (a)	1,037,512	17,970
Daylight Energy Ltd.	113,600	1,145
Denbury Resources, Inc. (a)	1,034,899	21,060
Double Eagle Petroleum Co. (a)	167,886	1,308
EOG Resources, Inc.	206,745	21,996
Extract Resources Ltd. (a)	306,808	2,724
Exxon Mobil Corp.	382,880	30,891
Gran Tierra Energy, Inc. (a)	633,600	5,690
Heritage Oil PLC	715,800	3,737
Hess Corp.	24,573	2,067
Holly Corp.	590,935	28,997
InterOil Corp. (a)(d)	244,719	16,935
Kodiak Oil & Gas Corp. (a)(d)	1,928,607	12,247
Madalena Ventures, Inc. (a)	1,472,000	1,323
Marathon Oil Corp.	666,456	30,457
Massey Energy Co.	364,617	22,920
Niko Resources Ltd.	114,100	11,113
Noble Energy, Inc.	304,011	27,695
Northern Oil & Gas, Inc. (a)	2,076,595	57,252
OAO Gazprom sponsored ADR	220,700	5,906
Occidental Petroleum Corp.	461,622	44,630
Painted Pony Petroleum Ltd. (a)(f)	116,500	1,222
Painted Pony Petroleum Ltd. Class A (a)	61,300	643
Pan Orient Energy Corp. (a)	938,500	6,422
PetroBakken Energy Ltd. Class A (d)	281,726	6,034
Petrofrontier Corp.	204,400	755
Petrohawk Energy Corp. (a)	875,568	17,555
Petroleum Development Corp. (a)	122,609	5,580
Petroplus Holdings AG	533,570	8,743
Plains Exploration & Production Co. (a)	634,117	22,448
Progress Energy Resources Corp.	418,000	5,687
Repsol YPF SA sponsored ADR	12,300	390
Resolute Energy Corp. (a)(d)	506,732	9,172
Rockhopper Exploration PLC (a)	565,593	3,225
Rodinia Oil Corp.	592,800	1,528
Royal Dutch Shell PLC Class B ADR	297,716	21,010
Southwestern Energy Co. (a)	315,125	12,447
Suncor Energy, Inc.	355,800	14,735
TAG Oil Ltd. (a)	797,300	5,671
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.	627,900	$ 14,388
Tesoro Corp. (a)	925,116	17,808
Total SA sponsored ADR	175,728	10,328
Valero Energy Corp.	1,123,316	28,487
Voyager Oil & Gas, Inc. (a)	100	0*
Western Refining, Inc. (a)	163,405	1,990
Whiting Petroleum Corp. (a)	173,985	21,971
Williams Companies, Inc.	768,230	20,735
		856,447
TOTAL ENERGY		1,254,075
FINANCIALS - 15.3%
Capital Markets - 2.5%
American Capital Ltd. (a)	673,725	5,504
Bank of New York Mellon Corp.	856,352	26,744
Bank Sarasin & Co. Ltd. Series B (Reg.)	170,269	7,827
BlackRock, Inc. Class A	159,000	31,485
Deutsche Bank AG (NY Shares)	28,600	1,675
Evercore Partners, Inc. Class A	42,900	1,386
FXCM, Inc. Class A	305,800	4,150
Goldman Sachs Group, Inc.	348,429	57,010
GP Investments, Ltd. unit (a)	1,348,529	5,499
ICAP PLC	686,000	5,895
Invesco Ltd.	662,787	16,397
Medley Capital Corp. (a)	234,600	2,815
Morgan Stanley	2,004,924	58,945
State Street Corp.	540,841	25,268
TD Ameritrade Holding Corp.	286,217	5,845
		256,445
Commercial Banks - 4.1%
Associated Banc-Corp.	1,351,243	18,890
Banco do Brasil SA	592,500	10,574
Banco Pine SA	625,500	5,210
CapitalSource, Inc.	5,651,145	43,627
CIT Group, Inc. (a)	162,663	7,757
Comerica, Inc.	163,602	6,250
Commercial Bank of Qatar GDR (Reg. S)	706,706	3,260
Guaranty Trust Bank PLC GDR (Reg. S)	554,957	3,968
Huntington Bancshares, Inc.	2,935,105	21,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR (a)(f)	253,800	$ 5,457
Lloyds Banking Group PLC (a)	5,231,900	5,290
PNC Financial Services Group, Inc.	351,038	21,062
Regions Financial Corp.	2,739,959	19,454
Seven Bank Ltd.	694	1,566
SunTrust Banks, Inc.	800,916	24,372
Susquehanna Bancshares, Inc., Pennsylvania	888,625	8,495
SVB Financial Group (a)	422,500	22,169
U.S. Bancorp, Delaware	101,398	2,738
Webster Financial Corp.	65,424	1,497
Wells Fargo & Co.	5,628,041	182,461
Wilmington Trust Corp., Delaware	1,245,858	5,457
Zions Bancorporation	196,302	4,629
		425,433
Consumer Finance - 0.7%
American Express Co.	710,857	30,837
Capital One Financial Corp.	225,992	10,884
Discover Financial Services	678,627	13,973
International Personal Finance PLC	122,761	672
SLM Corp. (a)	787,260	11,344
		67,710
Diversified Financial Services - 4.0%
Bank of America Corp.	396,300	5,441
Citigroup, Inc. (a)	34,674,685	167,132
CME Group, Inc.	59,027	18,213
Deutsche Boerse AG	128,642	9,749
Infrastructure Development Finance Co. Ltd.	1,797,985	5,777
JPMorgan Chase & Co.	3,759,919	168,971
PICO Holdings, Inc. (a)(e)	1,219,564	37,782
		413,065
Insurance - 1.4%
AEGON NV (a)	1,257,527	9,306
Allstate Corp.	69,264	2,157
Assured Guaranty Ltd.	1,750,051	25,306
Berkshire Hathaway, Inc. Class B (a)	81,754	6,683
Delphi Financial Group, Inc. Class A	313,335	9,018
Endurance Specialty Holdings Ltd.	226,900	10,549
Genworth Financial, Inc. Class A (a)	2,711,525	36,795
Lincoln National Corp.	669,350	19,304
MetLife, Inc.	199,500	9,131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	127,000	$ 5,613
Prudential Financial, Inc.	187,900	11,558
		145,420
Real Estate Investment Trusts - 1.7%
alstria office REIT-AG	101,900	1,437
Boston Properties, Inc.	56,991	5,378
CBL & Associates Properties, Inc.	633,200	10,802
Digital Realty Trust, Inc. (d)	106,321	5,784
Education Realty Trust, Inc.	826,300	6,445
Franklin Street Properties Corp.	606,400	9,090
HCP, Inc.	125,400	4,651
ProLogis Trust	1,593,800	23,779
Public Storage	133,419	14,540
Sabra Health Care REIT, Inc.	300,733	5,597
SL Green Realty Corp.	291,200	21,188
The Macerich Co.	125,654	6,114
U-Store-It Trust	568,200	5,489
Vornado Realty Trust	146,838	12,935
Westfield Group unit	168,768	1,655
Westfield Retail Trust unit	208,666	551
Weyerhaeuser Co.	1,572,556	36,452
		171,887
Real Estate Management & Development - 0.9%
Beni Stabili SpA Siiq	4,716,900	4,494
CB Richard Ellis Group, Inc. Class A (a)	2,247,658	49,876
Coresite Realty Corp.	340,335	4,891
Iguatemi Empresa de Shopping Centers SA	432,100	9,329
Jones Lang LaSalle, Inc.	167,934	14,886
Kenedix, Inc. (a)	36,232	9,151
		92,627
TOTAL FINANCIALS		1,572,587
HEALTH CARE - 9.8%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	126,500	10,603
Amgen, Inc. (a)	846,059	46,601
Amylin Pharmaceuticals, Inc. (a)	598,370	9,682
ARIAD Pharmaceuticals, Inc. (a)	2,189,679	13,959
ArQule, Inc. (a)	429,200	2,631
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
AVEO Pharmaceuticals, Inc.	773,000	$ 11,077
AVEO Pharmaceuticals, Inc. (g)	290,609	4,164
Biogen Idec, Inc. (a)	296,922	19,439
Cephalon, Inc. (a)	145,400	8,590
Clinical Data, Inc. (a)(d)	408,877	12,160
Dynavax Technologies Corp. (a)	2,621,070	7,863
Gilead Sciences, Inc. (a)	226,500	8,693
Human Genome Sciences, Inc. (a)	577,300	14,005
ImmunoGen, Inc. (a)	376,900	3,113
InterMune, Inc. (a)	218,906	8,181
Micromet, Inc. (a)	1,097,200	7,055
NPS Pharmaceuticals, Inc. (a)	429,035	4,292
PDL BioPharma, Inc.	1,012,800	5,003
Renovo Group PLC (a)	1,935,800	2,279
SIGA Technologies, Inc. (a)(d)	1,484,674	17,037
Theravance, Inc. (a)	1,321,161	27,797
Thrombogenics NV (a)	402,397	12,119
United Therapeutics Corp. (a)	225,400	15,323
ZIOPHARM Oncology, Inc. (a)	983,452	5,738
		277,404
Health Care Equipment & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)	639,316	12,479
Boston Scientific Corp. (a)	1,461,300	10,200
C. R. Bard, Inc.	300,130	28,317
Covidien PLC	513,027	24,353
GN Store Nordic AS (a)	592,874	5,678
Hill-Rom Holdings, Inc.	341,100	13,804
Kinetic Concepts, Inc. (a)	240,125	11,077
Orthofix International NV (a)	432,888	12,381
Orthovita, Inc. (a)	1,626,500	3,342
Sirona Dental Systems, Inc. (a)	20,400	894
Symmetry Medical, Inc. (a)	951,051	9,102
William Demant Holding AS (a)	115,354	9,236
Wright Medical Group, Inc. (a)	712,491	10,588
Zimmer Holdings, Inc. (a)	187,942	11,119
		162,570
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	1,149,700	25,121
Catalyst Health Solutions, Inc. (a)	241,229	10,469
CIGNA Corp.	964,700	40,537
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	150,398	$ 11,107
Emeritus Corp. (a)	431,073	8,233
Express Scripts, Inc. (a)	820,200	46,202
Fresenius Medical Care AG & Co. KGaA	224,223	13,118
McKesson Corp.	326,946	24,577
Medco Health Solutions, Inc. (a)	537,308	32,787
Sun Healthcare Group, Inc. (a)	1,171,265	14,635
Sunrise Senior Living, Inc. (a)	4,392	35
		226,821
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	722,300	15,248
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc. (a)	1,185,375	49,584
Lonza Group AG	105,252	8,288
PerkinElmer, Inc.	147,200	3,765
QIAGEN NV (a)	163,100	3,009
Thermo Fisher Scientific, Inc. (a)	378,390	21,670
		86,316
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)	759,132	20,132
Cadence Pharmaceuticals, Inc. (a)(d)	2,395,495	18,601
Cardiome Pharma Corp. (a)	519,000	3,266
Columbia Laboratories, Inc. (a)	776,400	1,755
GlaxoSmithKline PLC	1,163,300	21,002
GlaxoSmithKline PLC sponsored ADR	538,929	19,579
Merck & Co., Inc.	2,690,124	89,231
Novo Nordisk AS Series B	200,837	22,609
Pfizer, Inc.	351,400	6,403
Pronova BioPharma ASA (a)	987,850	1,624
Teva Pharmaceutical Industries Ltd. sponsored ADR	376,219	20,560
Valeant Pharmaceuticals International, Inc.	377,700	13,767
		238,529
TOTAL HEALTH CARE		1,006,888
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	2,043,200	11,633
DigitalGlobe, Inc. (a)	283,021	8,692
Esterline Technologies Corp. (a)	153,521	10,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)	581,150	$ 23,200
Goodrich Corp.	254,477	23,061
HEICO Corp. Class A	408,232	15,578
Honeywell International, Inc.	593,730	33,255
Meggitt PLC	4,061,741	23,094
Precision Castparts Corp.	250,572	35,829
Raytheon Co.	478,526	23,922
Rockwell Collins, Inc.	32,720	2,099
United Technologies Corp.	848,602	68,991
		280,282
Airlines - 0.2%
Copa Holdings SA Class A	93,997	5,287
Southwest Airlines Co.	785,995	9,314
United Continental Holdings, Inc. (a)	167,572	4,256
		18,857
Building Products - 0.4%
Masco Corp.	1,590,623	21,187
Owens Corning (a)	519,607	17,391
Quanex Building Products Corp.	228,938	4,462
		43,040
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	258,621	10,885
Casella Waste Systems, Inc. Class A (a)	426,952	3,424
Interface, Inc. Class A	861,327	13,997
Iron Mountain, Inc.	166,823	4,069
Knoll, Inc.	748,166	12,524
Pitney Bowes, Inc.	218,912	5,315
Quad/Graphics, Inc. (a)	141,849	6,307
R.R. Donnelley & Sons Co.	558,468	9,896
Republic Services, Inc.	500,465	15,434
Schawk, Inc. Class A	145,563	2,655
Steelcase, Inc. Class A	442,346	4,521
The Geo Group, Inc. (a)	482,449	11,468
		100,495
Construction & Engineering - 1.3%
Aveng Ltd.	890,100	4,707
Chiyoda Corp.	151,000	1,341
Dycom Industries, Inc. (a)	573,133	9,210
EMCOR Group, Inc. (a)	196,124	5,939
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	493,627	$ 34,154
Foster Wheeler Ag (a)	1,169,395	43,045
Great Lakes Dredge & Dock Corp.	646,573	5,373
Jacobs Engineering Group, Inc. (a)	204,300	10,495
MasTec, Inc. (a)	345,300	5,255
MYR Group, Inc. (a)	466,142	10,250
Shaw Group, Inc. (a)	236,983	8,951
		138,720
Electrical Equipment - 1.1%
Alstom SA	339,756	18,961
AMETEK, Inc.	293,182	11,956
Cooper Industries PLC Class A	365,312	22,379
Emerson Electric Co.	211,785	12,470
Prysmian SpA (d)	565,000	11,401
Regal-Beloit Corp.	158,974	10,610
Schneider Electric SA	95,607	14,908
Zumtobel AG	450,805	13,167
		115,852
Industrial Conglomerates - 2.3%
Cookson Group PLC (a)	898,953	9,568
General Electric Co.	6,874,839	138,459
Koninklijke Philips Electronics NV	518,400	16,151
Rheinmetall AG	228,900	19,598
Siemens AG sponsored ADR	66,560	8,547
Textron, Inc.	1,510,429	39,709
		232,032
Machinery - 2.8%
Actuant Corp. Class A	589,902	16,358
ArvinMeritor, Inc. (a)	456,144	9,971
Blount International, Inc. (a)	377,454	5,666
Caterpillar, Inc.	321,411	31,180
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	5,069,600	11,626
China Automation Group Ltd.	2,775,000	2,121
Commercial Vehicle Group, Inc. (a)	489,100	7,894
Cummins, Inc.	279,394	29,582
Dover Corp.	177,471	11,376
Fiat Industrial SpA (a)	588,400	7,963
Hardinge, Inc.	300,507	2,629
Harsco Corp.	171,653	5,539
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	605,524	$ 28,581
Navistar International Corp. (a)	904,300	58,644
NSK Ltd.	1,224,000	11,721
Pall Corp.	271,128	15,023
Schindler Holding AG (participation certificate)	85,465	9,541
SmartHeat, Inc. (a)(d)	1,573,910	7,492
Timken Co.	211,152	9,928
Trinity Industries, Inc.	200,347	5,588
WABCO Holdings, Inc. (a)	60,198	3,516
		291,939
Professional Services - 0.7%
CBIZ, Inc. (a)	680,713	4,745
FTI Consulting, Inc. (a)	282,394	10,299
IHS, Inc. Class A (a)	26,509	2,173
Kforce, Inc. (a)	433,860	7,757
Robert Half International, Inc.	525,300	16,473
SR Teleperformance SA	290,188	10,458
Towers Watson & Co.	331,202	18,060
		69,965
Road & Rail - 1.8%
Arkansas Best Corp.	265,197	6,776
Con-way, Inc.	423,386	14,404
CSX Corp.	823,500	58,139
Norfolk Southern Corp.	213,066	13,038
Saia, Inc. (a)(e)	865,075	12,379
Union Pacific Corp.	722,700	68,389
Universal Truckload Services, Inc. (a)	530,923	7,911
		181,036
Trading Companies & Distributors - 0.2%
Barloworld Ltd.	555,700	5,358
Finning International, Inc.	202,700	5,900
Kaman Corp.	334,000	9,831
		21,089
TOTAL INDUSTRIALS		1,493,307
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.3%
Alcatel-Lucent SA sponsored ADR (a)(d)	1,021,800	3,382
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Calix Networks, Inc. (a)(d)	1,181,115	$ 19,252
Cisco Systems, Inc. (a)	4,640,807	98,153
Comtech Telecommunications Corp.	93,883	2,634
Comverse Technology, Inc. (a)	1,650,800	10,829
HTC Corp.	80,850	2,726
Infinera Corp. (a)	972,768	7,135
Juniper Networks, Inc. (a)	1,210,135	44,920
Motorola Mobility Holdings, Inc. (a)	315,396	8,790
Motorola Solutions, Inc. (a)	274,969	10,661
Nokia Corp. sponsored ADR (d)	196,177	2,099
QUALCOMM, Inc.	485,200	26,264
		236,845
Computers & Peripherals - 3.6%
Apple, Inc. (a)	802,976	272,464
Hewlett-Packard Co.	2,094,453	95,696
		368,160
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	114,359	4,323
Avnet, Inc. (a)	960,688	34,220
Corning, Inc.	1,525,097	33,872
Funtalk China Holdings Ltd. (a)	2,067,961	12,346
HLS Systems International Ltd. (a)	349,968	5,617
Keyence Corp.	55,000	14,594
Molex, Inc. (d)	523,230	13,682
Tyco Electronics Ltd.	582,256	21,095
		139,749
Internet Software & Services - 0.9%
eAccess Ltd. (d)	20,253	12,263
eBay, Inc. (a)	1,078,226	32,735
Google, Inc. Class A (a)	68,225	40,960
NHN Corp. (a)	27,832	4,971
		90,929
IT Services - 1.3%
Acxiom Corp. (a)	607,828	10,473
Alliance Data Systems Corp. (a)	273,238	19,329
Atos Origin SA (a)	205,101	11,418
Fidelity National Information Services, Inc.	642,635	19,555
Heartland Payment Systems, Inc.	643,700	10,170
MasterCard, Inc. Class A	80,416	19,019
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	430,385	$ 12,193
Virtusa Corp. (a)	221,384	3,564
Visa, Inc. Class A	462,100	32,278
		137,999
Office Electronics - 0.3%
Xerox Corp.	3,007,338	31,938
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	815,571	6,386
Analog Devices, Inc.	581,800	22,591
ASML Holding NV	616,749	25,910
Atmel Corp. (a)	2,352,488	31,853
Avago Technologies Ltd.	1,523,359	43,736
Cymer, Inc. (a)	742,789	36,092
Entropic Communications, Inc. (a)(d)	445,384	4,886
Fairchild Semiconductor International, Inc. (a)	2,220,398	39,523
GT Solar International, Inc. (a)	192,033	2,121
Himax Technologies, Inc. sponsored ADR	2,128,823	5,365
Intersil Corp. Class A	698,817	10,566
Kulicke & Soffa Industries, Inc. (a)	1,089,526	10,623
Lam Research Corp. (a)	1,774,905	88,550
LTX-Credence Corp. (a)(e)	3,288,837	29,156
Mattson Technology, Inc. (a)	300,534	688
Maxim Integrated Products, Inc.	789,957	20,397
Microchip Technology, Inc. (d)	162,479	5,926
Micron Technology, Inc. (a)	4,000,552	42,166
National Semiconductor Corp.	1,318,226	19,984
NVIDIA Corp. (a)	649,696	15,541
NXP Semiconductors NV	1,137,300	29,274
ON Semiconductor Corp. (a)	3,189,702	35,246
Skyworks Solutions, Inc. (a)	106,171	3,373
Standard Microsystems Corp. (a)	177,477	4,268
Teradyne, Inc. (a)	57,974	967
TriQuint Semiconductor, Inc. (a)	839,100	11,043
		546,231
Software - 2.2%
Aspen Technology, Inc. (a)	396,000	5,603
Autodesk, Inc. (a)	45,000	1,831
BMC Software, Inc. (a)	450,990	21,512
CA, Inc.	959,167	22,828
Citrix Systems, Inc. (a)	235,740	14,894
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
DemandTec, Inc. (a)	810,662	$ 9,768
Informatica Corp. (a)	524,210	24,323
JDA Software Group, Inc. (a)	406,472	12,267
Micro Focus International PLC	1,735,629	11,403
NSD Co. Ltd.	204,200	2,122
Oracle Corp.	3,000,079	96,093
Sage Group PLC	1,057,600	4,999
		227,643
TOTAL INFORMATION TECHNOLOGY		1,779,494
MATERIALS - 6.1%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	132,211	11,535
Ashland, Inc.	155,250	9,014
Cabot Corp.	40,900	1,769
Celanese Corp. Class A	383,840	15,926
CF Industries Holdings, Inc.	114,335	15,440
Clariant AG (Reg.) (a)	1,135,000	20,040
Dow Chemical Co.	1,132,668	40,187
Huabao International Holdings Ltd.	8,481,461	12,553
Israel Chemicals Ltd.	371,900	5,836
LyondellBasell Industries NV Class A (a)	392,600	14,110
Solutia, Inc. (a)	613,852	14,376
Spartech Corp. (a)(e)	1,840,701	15,370
Symrise AG	32,700	926
Syngenta AG (Switzerland)	23,750	7,658
Valspar Corp.	183,140	6,844
W.R. Grace & Co. (a)	1,353,025	48,019
Yara International ASA	345,300	19,428
		259,031
Construction Materials - 0.2%
HeidelbergCement AG	304,444	19,893
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	532,076	15,691
Rock-Tenn Co. Class A	106,270	7,094
Silgan Holdings, Inc.	181,600	6,779
		29,564
Metals & Mining - 3.1%
Alcoa, Inc.	875,476	14,507
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Anglo American PLC (United Kingdom)	225,500	$ 11,061
Argonaut Gold, Inc. (a)	49,100	214
Centamin Egypt Ltd. (Canada) (a)	408,600	918
Commercial Metals Co.	1,134,000	18,960
Eldorado Gold Corp.	1,021,878	16,424
Freeport-McMoRan Copper & Gold, Inc.	277,187	30,144
Goldcorp, Inc.	818,600	32,863
Grande Cache Coal Corp. (a)	738,500	7,952
Gulf Resources, Inc. (a)(d)	582,180	5,560
Gulf Resources, Inc. (a)(g)	1,894,460	18,092
Ivanhoe Mines Ltd. (a)	1,850,265	51,399
Kinross Gold Corp.	860,545	14,304
Mirabela Nickel Ltd. (a)	306,652	688
Newcrest Mining Ltd.	907,007	33,425
Pan American Silver Corp.	297,400	9,758
Pediment Gold Corp. (a)	286,000	774
Randgold Resources Ltd. sponsored ADR	368,823	28,211
United States Steel Corp.	358,019	20,647
Walter Energy, Inc.	57,336	7,469
		323,370
TOTAL MATERIALS		631,858
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd.	6,244,000	10,430
Frontier Communications Corp.	709,869	6,509
Iliad Group SA	129,004	13,696
Koninklijke KPN NV	163,453	2,577
Qwest Communications International, Inc.	4,603,100	32,820
Telefonica SA sponsored ADR	315,960	7,940
		73,972
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	251,000	10,537
SOFTBANK CORP.	175,200	6,026
Sprint Nextel Corp. (a)	9,619,815	43,482
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	1,860,000	$ 6,871
Turkcell Iletisim Hizmet AS	1,389,000	8,560
		75,476
TOTAL TELECOMMUNICATION SERVICES		149,448
UTILITIES - 2.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	265,462	9,472
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	502,200	8,266
FirstEnergy Corp. (d)	221,753	8,675
NextEra Energy, Inc.	380,956	20,366
NV Energy, Inc.	355,509	5,109
Power Grid Corp. of India Ltd.	367,766	775
PPL Corp.	637,653	16,445
		69,108
Gas Utilities - 0.1%
China Gas Holdings Ltd.	9,504,000	4,132
Enn Energy Holdings Ltd.	3,084,000	9,177
		13,309
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	6,036,156	74,848
Multi-Utilities - 0.8%
Alliant Energy Corp.	138,905	5,162
CMS Energy Corp.	1,183,601	23,080
National Grid PLC	1,145,900	10,161
PG&E Corp.	300,057	13,887
Public Service Enterprise Group, Inc.	423,114	13,722
Sempra Energy	207,722	10,816
		76,828
TOTAL UTILITIES		234,093
TOTAL COMMON STOCKS (Cost $8,166,176)		10,023,845
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Co. 4.75%	501,900	$ 27,258
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	157,200	21,634
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	187,100	10,055
TOTAL CONVERTIBLE PREFERRED STOCKS		58,947
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	85,200	13,763
TOTAL PREFERRED STOCKS (Cost $59,563)		72,710
Investment Companies - 0.2%

Ares Capital Corp. (Cost $13,555)	1,070,680	17,977
Convertible Bonds - 0.5%
	Principal Amount (000s)
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16	$ 6,170	9,031
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	18,163	18,708
TOTAL FINANCIALS		27,739
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	5,630	10,676
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15	$ 8,010	$ 10,163
TOTAL HEALTH CARE		20,839
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 11/15/17 (f)	2,450	2,625
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	4,080	4,391
TOTAL CONVERTIBLE BONDS (Cost $37,228)		55,594
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	100,796,509	100,797
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	99,351,830	99,352
TOTAL MONEY MARKET FUNDS (Cost $200,149)		200,149
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $6,976)	$ 6,976	$ 6,976
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,483,647)		10,377,251
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(93,741)
NET ASSETS - 100%		$ 10,283,510
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,403,000 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,008,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 3,923
Buckeye Partners LP	12/20/10	$ 7,822
Concho Resources, Inc.	7/20/10	$ 10,456
Gulf Resources, Inc.	12/11/09	$ 16,103
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000's)
$6,976,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 2,149
Barclays Capital, Inc.	1,319
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,508
$ 6,976
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Fidelity Securities Lending Cash Central Fund	1,031
Total	$ 1,099
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LTX-Credence Corp.	$ 24,000	$ 3,810	$ 915	$ -	$ 29,156
O'Charleys, Inc.	9,141	1,240	-	-	10,354
PICO Holdings, Inc.	38,871	687	1,228	-	37,782
Saia, Inc.	11,583	1,315	-	-	12,379
Spartech Corp.	15,775	2,357	-	-	15,370
Winnebago Industries, Inc.	16,261	-	-	-	23,185
Total	$ 115,631	$ 9,409	$ 2,143	$ -	$ 128,226
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,096,244	$ 1,086,783	$ 9,461	$ -
Consumer Staples	846,872	830,208	16,664	-
Energy	1,254,075	1,246,539	7,536	-
Financials	1,594,221	1,557,991	36,230	-
Health Care	1,006,888	963,277	43,611	-
Industrials	1,493,307	1,477,156	16,151	-
Information Technology	1,779,494	1,779,494	-	-
Materials	631,858	624,200	7,658	-
Telecommunication Services	149,448	130,458	18,990	-
Utilities	244,148	219,800	20,216	4,132
Investment Companies	17,977	17,977	-	-
Corporate Bonds	55,594	-	55,594	-
Money Market Funds	200,149	200,149	-	-
Cash Equivalents	6,976	-	6,976	-
Total Investments in Securities:	$ 10,377,251	$ 10,134,032	$ 239,087	$ 4,132
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,057)
Cost of Purchases	5,127
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	62
Transfers out of Level 3	-
Ending Balance	$ 4,132
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (1,057)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Canada	2.8%
Switzerland	2.5%
United Kingdom	2.1%
France	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	10.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $804,929,000 of which $691,258,000 and $113,671,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,582 and repurchase agreements of $6,976) - See accompanying schedule: Unaffiliated issuers (cost $8,161,345)	$ 10,048,876
Fidelity Central Funds (cost $200,149)	200,149
Other affiliated issuers (cost $122,153)	128,226
Total Investments (cost $8,483,647)		$ 10,377,251
Cash		2
Foreign currency held at value (cost $578)		574
Receivable for investments sold		106,865
Receivable for fund shares sold		14,653
Dividends receivable		4,298
Interest receivable		824
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		21
Other receivables		422
Total assets		10,505,038

Liabilities
Payable for investments purchased	$ 103,337
Payable for fund shares redeemed	9,710
Accrued management fee	6,061
Other affiliated payables	1,721
Other payables and accrued expenses	1,347
Collateral on securities loaned, at value	99,352
Total liabilities		221,528

Net Assets		$ 10,283,510
Net Assets consist of:
Paid in capital		$ 9,037,384
Distributions in excess of net investment income		(1,112)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(645,470)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,892,708
Net Assets		$ 10,283,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($9,709,090 ÷ 333,220 shares)	$ 29.14

Class K: Net Asset Value, offering price and redemption price per share ($574,420 ÷ 19,716 shares)	$ 29.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,679
Interest		6,444
Income from Fidelity Central Funds		1,099
Total income		60,222

Expenses
Management fee Basic fee	$ 25,078
Performance adjustment	5,932
Transfer agent fees	9,411
Accounting and security lending fees	633
Custodian fees and expenses	216
Independent trustees' compensation	26
Registration fees	58
Audit	47
Legal	29
Miscellaneous	42
Total expenses before reductions	41,472
Expense reductions	(184)	41,288
Net investment income (loss)		18,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	271,907
Other affiliated issuers	(559)
Foreign currency transactions	(997)
Total net realized gain (loss)		270,351
Change in net unrealized appreciation (depreciation) on: Investment securities	1,615,358
Assets and liabilities in foreign currencies	79
Total change in net unrealized appreciation (depreciation)		1,615,437
Net gain (loss)		1,885,788
Net increase (decrease) in net assets resulting from operations		$ 1,904,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,934	$ 44,690
Net realized gain (loss)	270,351	922,532
Change in net unrealized appreciation (depreciation)	1,615,437	264,038
Net increase (decrease) in net assets resulting from operations	1,904,722	1,231,260
Distributions to shareholders from net investment income	(51,737)	(39,369)
Distributions to shareholders from net realized gain	(26,364)	(16,428)
Total distributions	(78,101)	(55,797)
Share transactions - net increase (decrease)	371,477	104,895
Total increase (decrease) in net assets	2,198,098	1,280,358

Net Assets
Beginning of period	8,085,412	6,805,054
End of period (including distributions in excess of net investment income of $1,112 and undistributed net investment income of $31,691, respectively)	$ 10,283,510	$ 8,085,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.84	$ 20.25	$ 25.40	$ 32.73	$ 29.50	$ 28.85
Income from Investment Operations
Net investment income (loss) D	.05	.13 G	.24	.43	.52 H	.35
Net realized and unrealized gain (loss)	5.48	3.63	(4.01)	(5.08)	3.98	.99
Total from investment operations	5.53	3.76	(3.77)	(4.65)	4.50	1.34
Distributions from net investment income	(.15)	(.12)	(.37)	(.45)	(.45)	(.31)
Distributions from net realized gain	(.08)	(.05)	(1.01)	(2.23)	(.82)	(.38)
Total distributions	(.23)	(.17)	(1.38) J	(2.68)	(1.27)	(.69)
Net asset value, end of period	$ 29.14	$ 23.84	$ 20.25	$ 25.40	$ 32.73	$ 29.50
Total Return B, C	23.33%	18.59%	(15.33)%	(15.45)%	15.62%	4.73%
Ratios to Average Net Assets E, I
Expenses before reductions	.93% A	.93%	.62%	.64%	.61%	.60%
Expenses net of fee waivers, if any	.93%A	.93%	.62%	.64%	.61%	.60%
Expenses net of all reductions	.93%A	.92%	.62%	.63%	.60%	.59%
Net investment income (loss)	.41%A	.56%G	1.34%	1.47%	1.62% H	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 9,709	$ 7,730	$ 6,603	$ 9,502	$ 16,265	$ 15,523
Portfolio turnover rate F	65%A	85%	177%	52%	36%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss)D	.08	.18G	.26	.10
Net realized and unrealized gain (loss)	5.46	3.63	(4.00)	(2.41)
Total from investment operations	5.54	3.81	(3.74)	(2.31)
Distributions from net investment income	(.20)	(.16)	(.41)	-
Distributions from net realized gain	(.08)	(.05)	(1.01)	-
Total distributions	(.27) K	(.21)	(1.41)J	-
Net asset value, end of period	$ 29.13	$ 23.86	$ 20.26	$ 25.41
Total Return B, C	23.42%	18.86%	(15.16)%	(8.33)%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	.72%	.40%	.47%A
Expenses net of fee waivers, if any	.77% A	.72%	.40%	.47%A
Expenses net of all reductions	.76% A	.71%	.39%	.47%A
Net investment income (loss)	.58% A	.76% G	1.57%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,420	$ 355,463	$ 201,625	$ 92
Portfolio turnover rate F	65% A	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,131,228
Gross unrealized depreciation	(290,721)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,840,507
Tax cost	$ 8,536,744

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,129,771 and $2,864,503, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 9,300.22
Class K	111.05
	$ 9,411

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,574. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,031, including $24 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $184 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Dividend Growth	$ 48,547	$ 37,603
Class K	3,190	1,766
Total	$ 51,737	$ 39,369
From net realized gain
Dividend Growth	$ 25,105	$ 15,884
Class K	1,259	544
Total	$ 26,364	$ 16,428

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Dividend Growth
Shares sold	50,155	100,583	$ 1,302,331	$ 2,382,785
Conversion to Class K	-	(734)	-	(15,619)
Reinvestment of distributions	2,707	2,281	68,380	51,426
Shares redeemed	(43,935)	(104,010)	(1,131,649)	(2,429,464)
Net increase (decrease)	8,927	(1,880)	$ 239,062	$ (10,872)
Class K
Shares sold	6,798	6,982	$ 182,411	$ 165,346
Conversion from Dividend Growth	-	733	-	15,619
Reinvestment of distributions	175	102	4,449	2,310
Shares redeemed	(2,155)	(2,870)	(54,445)	(67,508)
Net increase (decrease)	4,818	4,947	$ 132,415	$ 115,767

A Conversion transactions for Class K and Dividend Growth are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

DGF-K-USAN-0311
1.863067.102

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.fidelity.advisor.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Growth & Income	.73%
Actual		$ 1,000.00	$ 1,195.90	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class K	.54%
Actual		$ 1,000.00	$ 1,197.30	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	3.5
Apple, Inc.	3.9	3.8
JPMorgan Chase & Co.	2.8	2.5
Wells Fargo & Co.	2.5	1.9
The Coca-Cola Co.	2.2	1.8
Schlumberger Ltd.	2.2	0.8
United Technologies Corp.	2.2	2.1
Citigroup, Inc.	2.1	1.5
Google, Inc. Class A	1.8	1.6
Philip Morris International, Inc.	1.5	1.5
	26.2
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	19.1
Information Technology	19.1	20.8
Industrials	15.5	15.6
Energy	13.4	11.1
Health Care	10.3	9.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 98.2%		Stocks 99.6%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	8.1%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	395,900	$ 23,619
Automobiles - 0.6%
Ford Motor Co. (a)	1,050,000	16,748
General Motors Co.	529,900	19,336
		36,084
Distributors - 0.3%
Li & Fung Ltd.	1,880,000	12,189
Pool Corp.	241,035	5,876
		18,065
Hotels, Restaurants & Leisure - 1.5%
Accor SA	315,000	14,403
Carnival Corp. unit	66,100	2,955
Darden Restaurants, Inc.	130,000	6,124
Jack in the Box, Inc. (a)	125,400	2,751
Marriott International, Inc. Class A	630,618	24,903
Sonic Corp. (a)	397,600	3,813
Starbucks Corp.	1,185,000	37,363
Yum! Brands, Inc.	38,800	1,814
		94,126
Household Durables - 2.1%
D.R. Horton, Inc.	39,445	489
KB Home (d)	2,250,000	33,390
Newell Rubbermaid, Inc.	405,000	7,796
PulteGroup, Inc. (a)	2,252,370	17,771
Ryland Group, Inc.	1,480,000	26,344
Stanley Black & Decker, Inc.	590,000	42,881
Toll Brothers, Inc. (a)	210,292	4,256
Whirlpool Corp.	13,900	1,188
		134,115
Media - 1.8%
Comcast Corp. Class A	1,600,000	36,400
DIRECTV (a)	210,400	8,919
Lamar Advertising Co. Class A (a)	215,000	7,921
The Walt Disney Co.	1,520,000	59,082
		112,322
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.6%
Kohl's Corp. (a)	455,000	$ 23,105
Target Corp.	1,396,000	76,543
		99,648
Specialty Retail - 0.7%
Esprit Holdings Ltd.	906,400	4,296
Kingfisher PLC	3,048,100	12,303
Lowe's Companies, Inc.	1,020,000	25,296
		41,895
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	73,300	1,687
Polo Ralph Lauren Corp. Class A	285,000	30,546
		32,233
TOTAL CONSUMER DISCRETIONARY		592,107
CONSUMER STAPLES - 7.2%
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	775,000	19,499
PepsiCo, Inc.	236,700	15,222
The Coca-Cola Co.	2,195,000	137,956
		172,677
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	467,900	16,002
Wal-Mart Stores, Inc.	212,900	11,937
		27,939
Food Products - 1.2%
Bunge Ltd.	335,000	22,803
Kraft Foods, Inc. Class A	180,000	5,503
Mead Johnson Nutrition Co. Class A	280,000	16,232
Nestle SA	512,000	27,684
		72,222
Household Products - 1.1%
Colgate-Palmolive Co.	400,000	30,708
Energizer Holdings, Inc. (a)	41,500	3,019
Procter & Gamble Co.	410,000	25,883
Reckitt Benckiser Group PLC	169,300	9,206
WD-40 Co.	78,585	3,094
		71,910
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.7%
Lorillard, Inc.	124,100	$ 9,337
Philip Morris International, Inc.	1,690,000	96,736
		106,073
TOTAL CONSUMER STAPLES		450,821
ENERGY - 13.4%
Energy Equipment & Services - 5.9%
Cameron International Corp. (a)	1,309,100	69,775
Ensco International Ltd. ADR	245,000	13,313
Exterran Partners LP	152,900	4,272
Halliburton Co.	1,340,100	60,305
Oil States International, Inc. (a)	232,800	15,775
Saipem SpA	490,000	24,511
Schlumberger Ltd.	1,534,500	136,555
Weatherford International Ltd. (a)	1,791,800	42,501
		367,007
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	300,000	23,124
Apache Corp.	330,800	39,484
Cimarex Energy Co.	180,000	18,743
Exxon Mobil Corp.	3,881,300	313,145
Massey Energy Co.	123,804	7,782
Peabody Energy Corp.	425,000	26,954
PetroBakken Energy Ltd. Class A	207,000	4,433
Petrohawk Energy Corp. (a)	695,000	13,935
QEP Resources, Inc.	46,700	1,898
Ultra Petroleum Corp. (a)	280,000	13,364
Whiting Petroleum Corp. (a)	55,000	6,945
		469,807
TOTAL ENERGY		836,814
FINANCIALS - 19.2%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	435,000	26,818
Ashmore Group PLC	4,172,100	23,321
Bank of New York Mellon Corp.	925,000	28,888
BlackRock, Inc. Class A	170,000	33,663
Goldman Sachs Group, Inc.	161,300	26,392
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	693,375	$ 8,951
Morgan Stanley	465,000	13,671
State Street Corp.	1,857,400	86,778
		248,482
Commercial Banks - 5.0%
Bank of Montreal	53,500	3,088
HSBC Holdings PLC sponsored ADR	55,700	3,043
Huntington Bancshares, Inc.	888,800	6,435
Marshall & Ilsley Corp.	1,425,000	9,961
PNC Financial Services Group, Inc.	291,900	17,514
Regions Financial Corp.	2,020,000	14,342
Standard Chartered PLC (United Kingdom)	309,270	8,069
Sterling Bancshares, Inc.	705,000	6,253
SunTrust Banks, Inc.	550,000	16,737
U.S. Bancorp, Delaware	2,115,000	57,105
Wells Fargo & Co.	4,767,200	154,553
Zions Bancorporation	645,000	15,209
		312,309
Consumer Finance - 0.4%
Capital One Financial Corp.	331,900	15,984
Discover Financial Services	343,321	7,069
		23,053
Diversified Financial Services - 6.3%
Bank of America Corp.	4,360,900	59,875
Citigroup, Inc. (a)	27,575,300	132,913
JPMorgan Chase & Co.	3,964,500	178,165
KKR Financial Holdings LLC	1,733,900	16,749
MSCI, Inc. Class A (a)	301,300	10,313
		398,015
Insurance - 1.9%
Berkshire Hathaway, Inc. Class B (a)	437,500	35,766
Everest Re Group Ltd.	14,500	1,222
Hartford Financial Services Group, Inc.	365,000	10,140
Lincoln National Corp.	490,000	14,132
MetLife, Inc.	1,225,000	56,068
		117,328
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc.	459,200	7,834
ProLogis Trust	700,000	10,444
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	230,300	$ 25,098
Simon Property Group, Inc.	114,121	11,578
SL Green Realty Corp.	161,600	11,758
Ventas, Inc.	56,800	3,150
Weyerhaeuser Co.	136,300	3,159
		73,021
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	1,080,000	23,965
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (a)	41,300	1,156
Radian Group, Inc.	575,130	4,129
		5,285
TOTAL FINANCIALS		1,201,458
HEALTH CARE - 10.1%
Biotechnology - 1.9%
Amgen, Inc. (a)	786,400	43,315
Amylin Pharmaceuticals, Inc. (a)	900,000	14,562
ARIAD Pharmaceuticals, Inc. (a)	939,738	5,991
BioMarin Pharmaceutical, Inc. (a)	281,157	7,147
Cephalon, Inc. (a)	93,000	5,494
Gilead Sciences, Inc. (a)	495,000	18,998
SIGA Technologies, Inc. (a)	400,000	4,590
Theravance, Inc. (a)	249,076	5,241
Vertex Pharmaceuticals, Inc. (a)	360,000	14,000
		119,338
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	215,000	20,285
Covidien PLC	1,105,600	52,483
Mako Surgical Corp. (a)	319,400	4,957
Meridian Bioscience, Inc.	82,400	1,808
Mindray Medical International Ltd. sponsored ADR	195,200	5,106
St. Jude Medical, Inc. (a)	117,800	4,771
		89,410
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc. (a)	465,000	10,160
CIGNA Corp.	230,000	9,665
Express Scripts, Inc. (a)	784,200	44,174
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	523,400	$ 34,366
McKesson Corp.	300,000	22,551
Medco Health Solutions, Inc. (a)	230,000	14,035
UnitedHealth Group, Inc.	465,000	19,088
		154,039
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	158,800	7,646
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	413,000	17,276
Illumina, Inc. (a)	265,000	18,375
Life Technologies Corp. (a)	130,800	7,101
Lonza Group AG	208,334	16,406
QIAGEN NV (a)	401,600	7,410
		66,568
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	140,000	3,177
Cardiome Pharma Corp. (a)	375,600	2,364
GlaxoSmithKline PLC sponsored ADR	760,000	27,611
Johnson & Johnson	1,049,800	62,747
Merck & Co., Inc.	2,098,078	69,593
Pfizer, Inc.	1,252,500	22,821
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,000	5,738
		194,051
TOTAL HEALTH CARE		631,052
INDUSTRIALS - 15.5%
Aerospace & Defense - 5.0%
AerCap Holdings NV (a)	390,000	5,819
AeroVironment, Inc. (a)	119,100	3,359
BE Aerospace, Inc. (a)	626,400	24,235
Embraer SA sponsored ADR	76,200	2,515
Goodrich Corp.	356,300	32,288
Honeywell International, Inc.	430,000	24,084
Precision Castparts Corp.	186,300	26,639
Rockwell Collins, Inc.	225,400	14,457
The Boeing Co.	640,000	44,467
United Technologies Corp.	1,660,000	134,958
		312,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	205,000	$ 15,803
United Parcel Service, Inc. Class B	770,000	55,147
		70,950
Airlines - 0.3%
Southwest Airlines Co.	1,365,000	16,175
United Continental Holdings, Inc. (a)	175,000	4,445
		20,620
Building Products - 0.2%
Lennox International, Inc.	43,900	2,157
Owens Corning (a)	357,000	11,949
Quanex Building Products Corp.	24,378	475
		14,581
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	155,000	6,524
Construction & Engineering - 0.7%
Fluor Corp.	333,900	23,103
Jacobs Engineering Group, Inc. (a)	290,000	14,897
Orion Marine Group, Inc. (a)	201,100	2,357
		40,357
Industrial Conglomerates - 1.7%
3M Co.	669,700	58,880
General Electric Co.	718,400	14,469
Koninklijke Philips Electronics NV unit	500,900	15,643
Textron, Inc.	622,800	16,373
		105,365
Machinery - 2.9%
Charter International PLC	756,468	9,784
Cummins, Inc.	306,100	32,410
Danaher Corp.	910,000	41,915
Ingersoll-Rand Co. Ltd.	1,505,000	71,036
PACCAR, Inc.	480,000	27,115
		182,260
Professional Services - 0.6%
Bureau Veritas SA	85,300	6,188
FTI Consulting, Inc. (a)	163,900	5,977
IHS, Inc. Class A (a)	53,461	4,382
Robert Half International, Inc.	627,600	19,682
		36,229
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.9%
CSX Corp.	1,182,700	$ 83,499
Landstar System, Inc.	536,300	22,219
Union Pacific Corp.	760,000	71,919
		177,637
Trading Companies & Distributors - 0.0%
GATX Corp.	74,300	2,470
Watsco, Inc.	400	25
		2,495
TOTAL INDUSTRIALS		969,839
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	3,458,900	73,156
HTC Corp.	500,000	16,856
Juniper Networks, Inc. (a)	663,000	24,611
Motorola Mobility Holdings, Inc.	256,250	7,142
Motorola Solutions, Inc.	292,857	11,354
QUALCOMM, Inc.	1,325,000	71,722
		204,841
Computers & Peripherals - 5.3%
Apple, Inc. (a)	723,800	245,600
EMC Corp. (a)	1,505,000	37,459
Hewlett-Packard Co.	1,074,700	49,103
		332,162
Electronic Equipment & Components - 0.7%
Corning, Inc.	1,896,900	42,130
Internet Software & Services - 2.7%
eBay, Inc. (a)	1,457,800	44,259
Google, Inc. Class A (a)	188,000	112,868
OpenTable, Inc. (a)	125,000	9,828
		166,955
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	190,000	13,861
Fidelity National Information Services, Inc.	46,600	1,418
Fiserv, Inc. (a)	260,000	16,060
International Business Machines Corp.	155,000	25,110
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	173,000	$ 40,916
Visa, Inc. Class A	482,900	33,731
		131,096
Office Electronics - 0.3%
Xerox Corp.	1,535,000	16,302
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	550,000	24,800
Intersil Corp. Class A	895,000	13,532
Lam Research Corp. (a)	544,500	27,165
Marvell Technology Group Ltd. (a)	806,300	15,328
Micron Technology, Inc. (a)	1,305,900	13,764
NXP Semiconductors NV	211,800	5,452
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,370,900	9,500
		109,541
Software - 3.0%
ANSYS, Inc. (a)	23,600	1,238
Autonomy Corp. PLC (a)	826,100	19,794
BMC Software, Inc. (a)	537,400	25,634
Citrix Systems, Inc. (a)	205,000	12,952
Informatica Corp. (a)	300,000	13,920
Microsoft Corp.	933,100	25,870
Nuance Communications, Inc. (a)	510,000	10,368
Oracle Corp.	2,322,200	74,380
Red Hat, Inc. (a)	140,000	5,785
		189,941
TOTAL INFORMATION TECHNOLOGY		1,192,968
MATERIALS - 2.8%
Chemicals - 1.7%
Albemarle Corp.	330,200	18,544
CF Industries Holdings, Inc.	90,000	12,154
Dow Chemical Co.	445,000	15,789
Ecolab, Inc.	115,000	5,714
FMC Corp.	264,600	20,125
Praxair, Inc.	183,800	17,101
The Mosaic Co.	225,000	18,234
		107,661
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Vulcan Materials Co. (d)	190,000	$ 8,086
Metals & Mining - 1.0%
Alcoa, Inc.	1,875,000	31,069
AngloGold Ashanti Ltd. sponsored ADR	119,700	5,152
Barrick Gold Corp.	53,700	2,546
Carpenter Technology Corp.	273,800	11,267
Reliance Steel & Aluminum Co.	170,000	8,889
		58,923
TOTAL MATERIALS		174,670
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	585,000	29,753
Sprint Nextel Corp. (a)	2,725,000	12,317
Vodafone Group PLC sponsored ADR	650,000	18,434
		60,504
UTILITIES - 0.4%
Multi-Utilities - 0.4%
National Grid PLC	1,442,600	12,792
Public Service Enterprise Group, Inc.	360,000	11,675
		24,467
TOTAL COMMON STOCKS (Cost $4,918,420)		6,134,700
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (a)	22,100	6,122
Health Care Providers & Services - 0.0%
Omnicare Capital Trust II Series B, 4.00%	79,200	3,082
TOTAL HEALTH CARE		9,204
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	35,400	$ 3,288
TOTAL PREFERRED STOCKS (Cost $12,707)		12,492
Convertible Bonds - 0.1%
	Principal Amount (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25 (Cost $6,421)	$ 5,450	6,240
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.16% 2/24/11 (Cost $4,400)	4,400	4,400
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	173,087,080	173,087
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	14,882,450	14,882
TOTAL MONEY MARKET FUNDS (Cost $187,969)		187,969
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,834)	$ 7,834	$ 7,834
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,137,751)		6,353,635
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(102,590)
NET ASSETS - 100%		$ 6,251,045
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,834,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 2,413
Barclays Capital, Inc.	1,481
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,940
$ 7,834
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 82
Fidelity Securities Lending Cash Central Fund	9
Total	$ 91
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 595,395	$ 595,395	$ -	$ -
Consumer Staples	450,821	450,821	-	-
Energy	836,814	836,814	-	-
Financials	1,201,458	1,201,458	-	-
Health Care	640,256	637,174	3,082	-
Industrials	969,839	969,839	-	-
Information Technology	1,192,968	1,192,968	-	-
Materials	174,670	174,670	-	-
Telecommunication Services	60,504	60,504	-	-
Utilities	24,467	11,675	12,792	-
Corporate Bonds	6,240	-	6,240	-
U.S. Government and Government Agency Obligations	4,400	-	4,400	-
Money Market Funds	187,969	187,969	-	-
Cash Equivalents	7,834	-	7,834	-
Total Investments in Securities:	$ 6,353,635	$ 6,319,287	$ 34,348	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,241
Total Realized Gain (Loss)	(544)
Total Unrealized Gain (Loss)	83
Cost of Purchases	-
Proceeds of Sales	(2,780)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
United Kingdom	2.2%
Netherlands Antilles	2.2%
Ireland	1.9%
Switzerland	1.4%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $6,214,141,000 of which $3,048,336,000 and $3,165,805,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,453 and repurchase agreements of $7,834) - See accompanying schedule: Unaffiliated issuers (cost $4,949,782)	$ 6,165,666
Fidelity Central Funds (cost $187,969)	187,969
Total Investments (cost $5,137,751)		$ 6,353,635
Cash		1
Receivable for investments sold		56,575
Receivable for fund shares sold		2,934
Dividends receivable		2,239
Interest receivable		31
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		15
Other receivables		696
Total assets		6,416,145

Liabilities
Payable for investments purchased	$ 138,713
Payable for fund shares redeemed	7,248
Accrued management fee	2,376
Other affiliated payables	1,221
Other payables and accrued expenses	660
Collateral on securities loaned, at value	14,882
Total liabilities		165,100

Net Assets		$ 6,251,045
Net Assets consist of:
Paid in capital		$ 10,972,930
Distributions in excess of net investment income		(3,064)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,934,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,215,891
Net Assets		$ 6,251,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($5,618,858 ÷ 299,142 shares)	$ 18.78

Class K: Net Asset Value, offering price and redemption price per share ($632,187 ÷ 33,678 shares)	$ 18.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 34,837
Interest		2
Income from Fidelity Central Funds		91
Total income		34,930

Expenses
Management fee	$ 13,523
Transfer agent fees	6,701
Accounting and security lending fees	559
Custodian fees and expenses	58
Independent trustees' compensation	20
Registration fees	25
Audit	75
Legal	32
Miscellaneous	30
Total expenses before reductions	21,023
Expense reductions	(141)	20,882
Net investment income (loss)		14,048
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,056
Foreign currency transactions	81
Futures contracts	415
Total net realized gain (loss)		341,552
Change in net unrealized appreciation (depreciation) on: Investment securities		707,561
Net gain (loss)		1,049,113
Net increase (decrease) in net assets resulting from operations		$ 1,063,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,048	$ 40,566
Net realized gain (loss)	341,552	534,831
Change in net unrealized appreciation (depreciation)	707,561	81,662
Net increase (decrease) in net assets resulting from operations	1,063,161	657,059
Distributions to shareholders from net investment income	(18,197)	(38,583)
Distributions to shareholders from net realized gain	-	(3,482)
Total distributions	(18,197)	(42,065)
Share transactions - net increase (decrease)	(503,335)	(1,247,688)
Total increase (decrease) in net assets	541,629	(632,694)

Net Assets
Beginning of period	5,709,416	6,342,110
End of period (including distributions in excess of net investment income of $3,064 and undistributed net investment income of $1,085, respectively)	$ 6,251,045	$ 5,709,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 14.38	$ 21.88	$ 31.92	$ 34.16	$ 38.42
Income from Investment Operations
Net investment income (loss) D	.04	.10	.15	.35	.27	.34
Net realized and unrealized gain (loss)	3.04	1.37	(7.43)	(6.25)	3.84	.18
Total from investment operations	3.08	1.47	(7.28)	(5.90)	4.11	.52
Distributions from net investment income	(.05)	(.10)	(.19)	(.33)	(.27)	(.38)
Distributions from net realized gain	-	(.01)	(.03)	(3.81)	(6.08)	(4.40)
Total distributions	(.05)	(.10) H	(.22)	(4.14)	(6.35)	(4.78)
Net asset value, end of period	$ 18.78	$ 15.75	$ 14.38	$ 21.88	$ 31.92	$ 34.16
Total Return B, C	19.59%	10.25%	(33.32)%	(20.91)%	14.28%	1.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.78%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.73% A	.75%	.78%	.68%	.68%	.69%
Expenses net of all reductions	.72% A	.74%	.78%	.67%	.67%	.65%
Net investment income (loss)	.46% A	.63%	1.07%	1.29%	.84%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 5,619	$ 5,417	$ 5,993	$ 12,552	$ 22,693	$ 28,861
Portfolio turnover rate F	72% A	98%	122%	52%	52%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.06	.13	.16	.09
Net realized and unrealized gain (loss)	3.04	1.37	(7.40)	(3.45)
Total from investment operations	3.10	1.50	(7.24)	(3.36)
Distributions from net investment income	(.07)	(.13)	(.23)	(.10)
Distributions from net realized gain	-	(.01)	(.03)	-
Total distributions	(.07)	(.14) I	(.26)	(.10)
Net asset value, end of period	$ 18.77	$ 15.74	$ 14.38	$ 21.88
Total Return B, C	19.73%	10.41%	(33.12)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54%	.56%	.55% A
Expenses net of fee waivers, if any	.54% A	.54%	.56%	.55% A
Expenses net of all reductions	.53% A	.53%	.55%	.55% A
Net investment income (loss)	.65% A	.84%	1.29%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,187	$ 292,021	$ 349,324	$ 87
Portfolio turnover rate F	72% A	98%	122%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,352,867
Gross unrealized depreciation	(185,424)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,167,443
Tax cost	$ 5,186,192

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $415 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,085,580 and $2,664,179, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth & Income	$ 6,574.24
Class K	127.05
	$ 6,701

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $91 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $141 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Growth & Income	$ 16,113	$ 36,263
Class K	2,084	2,320
Total	$ 18,197	$ 38,583
From net realized gain
Growth & Income	$ -	$ 3,285
Class K	-	197
Total	$ -	$ 3,482

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011A	Year ended July 31, 2010	Six months ended January 31, 2011A	Year ended July 31, 2010
Growth & Income
Shares sold	5,989	18,939	$ 102,944	$ 300,805
Conversion to Class K	-	(593)	-	(8,751)
Reinvestment of distributions	909	2,436	15,489	38,201
Shares redeemed	(51,728)	(93,499)	(859,920)	(1,487,904)
Net increase (decrease)	(44,830)	(72,717)	$ (741,487)	$ (1,157,649)
Class K
Shares sold	21,515	8,408	$ 345,983	$ 133,367
Conversion from Growth & Income	-	593	-	8,751
Reinvestment of distributions	122	161	2,084	2,517
Shares redeemed	(6,510)	(14,911)	(109,915)	(234,674)
Net increase (decrease)	15,127	(5,749)	$ 238,152	$ (90,039)

A Conversion transactions for Class K and Growth & Income are presented for the period August 1, 2009 through August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

GAI-USAN-0311
1.789285.108

Fidelity®

Growth & Income

Portfolio -
Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.fidelity.advisor.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Growth & Income	.73%
Actual		$ 1,000.00	$ 1,195.90	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class K	.54%
Actual		$ 1,000.00	$ 1,197.30	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	3.5
Apple, Inc.	3.9	3.8
JPMorgan Chase & Co.	2.8	2.5
Wells Fargo & Co.	2.5	1.9
The Coca-Cola Co.	2.2	1.8
Schlumberger Ltd.	2.2	0.8
United Technologies Corp.	2.2	2.1
Citigroup, Inc.	2.1	1.5
Google, Inc. Class A	1.8	1.6
Philip Morris International, Inc.	1.5	1.5
	26.2
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	19.1
Information Technology	19.1	20.8
Industrials	15.5	15.6
Energy	13.4	11.1
Health Care	10.3	9.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 98.2%		Stocks 99.6%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	8.1%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	395,900	$ 23,619
Automobiles - 0.6%
Ford Motor Co. (a)	1,050,000	16,748
General Motors Co.	529,900	19,336
		36,084
Distributors - 0.3%
Li & Fung Ltd.	1,880,000	12,189
Pool Corp.	241,035	5,876
		18,065
Hotels, Restaurants & Leisure - 1.5%
Accor SA	315,000	14,403
Carnival Corp. unit	66,100	2,955
Darden Restaurants, Inc.	130,000	6,124
Jack in the Box, Inc. (a)	125,400	2,751
Marriott International, Inc. Class A	630,618	24,903
Sonic Corp. (a)	397,600	3,813
Starbucks Corp.	1,185,000	37,363
Yum! Brands, Inc.	38,800	1,814
		94,126
Household Durables - 2.1%
D.R. Horton, Inc.	39,445	489
KB Home (d)	2,250,000	33,390
Newell Rubbermaid, Inc.	405,000	7,796
PulteGroup, Inc. (a)	2,252,370	17,771
Ryland Group, Inc.	1,480,000	26,344
Stanley Black & Decker, Inc.	590,000	42,881
Toll Brothers, Inc. (a)	210,292	4,256
Whirlpool Corp.	13,900	1,188
		134,115
Media - 1.8%
Comcast Corp. Class A	1,600,000	36,400
DIRECTV (a)	210,400	8,919
Lamar Advertising Co. Class A (a)	215,000	7,921
The Walt Disney Co.	1,520,000	59,082
		112,322
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.6%
Kohl's Corp. (a)	455,000	$ 23,105
Target Corp.	1,396,000	76,543
		99,648
Specialty Retail - 0.7%
Esprit Holdings Ltd.	906,400	4,296
Kingfisher PLC	3,048,100	12,303
Lowe's Companies, Inc.	1,020,000	25,296
		41,895
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	73,300	1,687
Polo Ralph Lauren Corp. Class A	285,000	30,546
		32,233
TOTAL CONSUMER DISCRETIONARY		592,107
CONSUMER STAPLES - 7.2%
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	775,000	19,499
PepsiCo, Inc.	236,700	15,222
The Coca-Cola Co.	2,195,000	137,956
		172,677
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	467,900	16,002
Wal-Mart Stores, Inc.	212,900	11,937
		27,939
Food Products - 1.2%
Bunge Ltd.	335,000	22,803
Kraft Foods, Inc. Class A	180,000	5,503
Mead Johnson Nutrition Co. Class A	280,000	16,232
Nestle SA	512,000	27,684
		72,222
Household Products - 1.1%
Colgate-Palmolive Co.	400,000	30,708
Energizer Holdings, Inc. (a)	41,500	3,019
Procter & Gamble Co.	410,000	25,883
Reckitt Benckiser Group PLC	169,300	9,206
WD-40 Co.	78,585	3,094
		71,910
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.7%
Lorillard, Inc.	124,100	$ 9,337
Philip Morris International, Inc.	1,690,000	96,736
		106,073
TOTAL CONSUMER STAPLES		450,821
ENERGY - 13.4%
Energy Equipment & Services - 5.9%
Cameron International Corp. (a)	1,309,100	69,775
Ensco International Ltd. ADR	245,000	13,313
Exterran Partners LP	152,900	4,272
Halliburton Co.	1,340,100	60,305
Oil States International, Inc. (a)	232,800	15,775
Saipem SpA	490,000	24,511
Schlumberger Ltd.	1,534,500	136,555
Weatherford International Ltd. (a)	1,791,800	42,501
		367,007
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	300,000	23,124
Apache Corp.	330,800	39,484
Cimarex Energy Co.	180,000	18,743
Exxon Mobil Corp.	3,881,300	313,145
Massey Energy Co.	123,804	7,782
Peabody Energy Corp.	425,000	26,954
PetroBakken Energy Ltd. Class A	207,000	4,433
Petrohawk Energy Corp. (a)	695,000	13,935
QEP Resources, Inc.	46,700	1,898
Ultra Petroleum Corp. (a)	280,000	13,364
Whiting Petroleum Corp. (a)	55,000	6,945
		469,807
TOTAL ENERGY		836,814
FINANCIALS - 19.2%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	435,000	26,818
Ashmore Group PLC	4,172,100	23,321
Bank of New York Mellon Corp.	925,000	28,888
BlackRock, Inc. Class A	170,000	33,663
Goldman Sachs Group, Inc.	161,300	26,392
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	693,375	$ 8,951
Morgan Stanley	465,000	13,671
State Street Corp.	1,857,400	86,778
		248,482
Commercial Banks - 5.0%
Bank of Montreal	53,500	3,088
HSBC Holdings PLC sponsored ADR	55,700	3,043
Huntington Bancshares, Inc.	888,800	6,435
Marshall & Ilsley Corp.	1,425,000	9,961
PNC Financial Services Group, Inc.	291,900	17,514
Regions Financial Corp.	2,020,000	14,342
Standard Chartered PLC (United Kingdom)	309,270	8,069
Sterling Bancshares, Inc.	705,000	6,253
SunTrust Banks, Inc.	550,000	16,737
U.S. Bancorp, Delaware	2,115,000	57,105
Wells Fargo & Co.	4,767,200	154,553
Zions Bancorporation	645,000	15,209
		312,309
Consumer Finance - 0.4%
Capital One Financial Corp.	331,900	15,984
Discover Financial Services	343,321	7,069
		23,053
Diversified Financial Services - 6.3%
Bank of America Corp.	4,360,900	59,875
Citigroup, Inc. (a)	27,575,300	132,913
JPMorgan Chase & Co.	3,964,500	178,165
KKR Financial Holdings LLC	1,733,900	16,749
MSCI, Inc. Class A (a)	301,300	10,313
		398,015
Insurance - 1.9%
Berkshire Hathaway, Inc. Class B (a)	437,500	35,766
Everest Re Group Ltd.	14,500	1,222
Hartford Financial Services Group, Inc.	365,000	10,140
Lincoln National Corp.	490,000	14,132
MetLife, Inc.	1,225,000	56,068
		117,328
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc.	459,200	7,834
ProLogis Trust	700,000	10,444
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	230,300	$ 25,098
Simon Property Group, Inc.	114,121	11,578
SL Green Realty Corp.	161,600	11,758
Ventas, Inc.	56,800	3,150
Weyerhaeuser Co.	136,300	3,159
		73,021
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	1,080,000	23,965
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (a)	41,300	1,156
Radian Group, Inc.	575,130	4,129
		5,285
TOTAL FINANCIALS		1,201,458
HEALTH CARE - 10.1%
Biotechnology - 1.9%
Amgen, Inc. (a)	786,400	43,315
Amylin Pharmaceuticals, Inc. (a)	900,000	14,562
ARIAD Pharmaceuticals, Inc. (a)	939,738	5,991
BioMarin Pharmaceutical, Inc. (a)	281,157	7,147
Cephalon, Inc. (a)	93,000	5,494
Gilead Sciences, Inc. (a)	495,000	18,998
SIGA Technologies, Inc. (a)	400,000	4,590
Theravance, Inc. (a)	249,076	5,241
Vertex Pharmaceuticals, Inc. (a)	360,000	14,000
		119,338
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	215,000	20,285
Covidien PLC	1,105,600	52,483
Mako Surgical Corp. (a)	319,400	4,957
Meridian Bioscience, Inc.	82,400	1,808
Mindray Medical International Ltd. sponsored ADR	195,200	5,106
St. Jude Medical, Inc. (a)	117,800	4,771
		89,410
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc. (a)	465,000	10,160
CIGNA Corp.	230,000	9,665
Express Scripts, Inc. (a)	784,200	44,174
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	523,400	$ 34,366
McKesson Corp.	300,000	22,551
Medco Health Solutions, Inc. (a)	230,000	14,035
UnitedHealth Group, Inc.	465,000	19,088
		154,039
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	158,800	7,646
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	413,000	17,276
Illumina, Inc. (a)	265,000	18,375
Life Technologies Corp. (a)	130,800	7,101
Lonza Group AG	208,334	16,406
QIAGEN NV (a)	401,600	7,410
		66,568
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	140,000	3,177
Cardiome Pharma Corp. (a)	375,600	2,364
GlaxoSmithKline PLC sponsored ADR	760,000	27,611
Johnson & Johnson	1,049,800	62,747
Merck & Co., Inc.	2,098,078	69,593
Pfizer, Inc.	1,252,500	22,821
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,000	5,738
		194,051
TOTAL HEALTH CARE		631,052
INDUSTRIALS - 15.5%
Aerospace & Defense - 5.0%
AerCap Holdings NV (a)	390,000	5,819
AeroVironment, Inc. (a)	119,100	3,359
BE Aerospace, Inc. (a)	626,400	24,235
Embraer SA sponsored ADR	76,200	2,515
Goodrich Corp.	356,300	32,288
Honeywell International, Inc.	430,000	24,084
Precision Castparts Corp.	186,300	26,639
Rockwell Collins, Inc.	225,400	14,457
The Boeing Co.	640,000	44,467
United Technologies Corp.	1,660,000	134,958
		312,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	205,000	$ 15,803
United Parcel Service, Inc. Class B	770,000	55,147
		70,950
Airlines - 0.3%
Southwest Airlines Co.	1,365,000	16,175
United Continental Holdings, Inc. (a)	175,000	4,445
		20,620
Building Products - 0.2%
Lennox International, Inc.	43,900	2,157
Owens Corning (a)	357,000	11,949
Quanex Building Products Corp.	24,378	475
		14,581
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	155,000	6,524
Construction & Engineering - 0.7%
Fluor Corp.	333,900	23,103
Jacobs Engineering Group, Inc. (a)	290,000	14,897
Orion Marine Group, Inc. (a)	201,100	2,357
		40,357
Industrial Conglomerates - 1.7%
3M Co.	669,700	58,880
General Electric Co.	718,400	14,469
Koninklijke Philips Electronics NV unit	500,900	15,643
Textron, Inc.	622,800	16,373
		105,365
Machinery - 2.9%
Charter International PLC	756,468	9,784
Cummins, Inc.	306,100	32,410
Danaher Corp.	910,000	41,915
Ingersoll-Rand Co. Ltd.	1,505,000	71,036
PACCAR, Inc.	480,000	27,115
		182,260
Professional Services - 0.6%
Bureau Veritas SA	85,300	6,188
FTI Consulting, Inc. (a)	163,900	5,977
IHS, Inc. Class A (a)	53,461	4,382
Robert Half International, Inc.	627,600	19,682
		36,229
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.9%
CSX Corp.	1,182,700	$ 83,499
Landstar System, Inc.	536,300	22,219
Union Pacific Corp.	760,000	71,919
		177,637
Trading Companies & Distributors - 0.0%
GATX Corp.	74,300	2,470
Watsco, Inc.	400	25
		2,495
TOTAL INDUSTRIALS		969,839
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	3,458,900	73,156
HTC Corp.	500,000	16,856
Juniper Networks, Inc. (a)	663,000	24,611
Motorola Mobility Holdings, Inc.	256,250	7,142
Motorola Solutions, Inc.	292,857	11,354
QUALCOMM, Inc.	1,325,000	71,722
		204,841
Computers & Peripherals - 5.3%
Apple, Inc. (a)	723,800	245,600
EMC Corp. (a)	1,505,000	37,459
Hewlett-Packard Co.	1,074,700	49,103
		332,162
Electronic Equipment & Components - 0.7%
Corning, Inc.	1,896,900	42,130
Internet Software & Services - 2.7%
eBay, Inc. (a)	1,457,800	44,259
Google, Inc. Class A (a)	188,000	112,868
OpenTable, Inc. (a)	125,000	9,828
		166,955
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	190,000	13,861
Fidelity National Information Services, Inc.	46,600	1,418
Fiserv, Inc. (a)	260,000	16,060
International Business Machines Corp.	155,000	25,110
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	173,000	$ 40,916
Visa, Inc. Class A	482,900	33,731
		131,096
Office Electronics - 0.3%
Xerox Corp.	1,535,000	16,302
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	550,000	24,800
Intersil Corp. Class A	895,000	13,532
Lam Research Corp. (a)	544,500	27,165
Marvell Technology Group Ltd. (a)	806,300	15,328
Micron Technology, Inc. (a)	1,305,900	13,764
NXP Semiconductors NV	211,800	5,452
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,370,900	9,500
		109,541
Software - 3.0%
ANSYS, Inc. (a)	23,600	1,238
Autonomy Corp. PLC (a)	826,100	19,794
BMC Software, Inc. (a)	537,400	25,634
Citrix Systems, Inc. (a)	205,000	12,952
Informatica Corp. (a)	300,000	13,920
Microsoft Corp.	933,100	25,870
Nuance Communications, Inc. (a)	510,000	10,368
Oracle Corp.	2,322,200	74,380
Red Hat, Inc. (a)	140,000	5,785
		189,941
TOTAL INFORMATION TECHNOLOGY		1,192,968
MATERIALS - 2.8%
Chemicals - 1.7%
Albemarle Corp.	330,200	18,544
CF Industries Holdings, Inc.	90,000	12,154
Dow Chemical Co.	445,000	15,789
Ecolab, Inc.	115,000	5,714
FMC Corp.	264,600	20,125
Praxair, Inc.	183,800	17,101
The Mosaic Co.	225,000	18,234
		107,661
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Vulcan Materials Co. (d)	190,000	$ 8,086
Metals & Mining - 1.0%
Alcoa, Inc.	1,875,000	31,069
AngloGold Ashanti Ltd. sponsored ADR	119,700	5,152
Barrick Gold Corp.	53,700	2,546
Carpenter Technology Corp.	273,800	11,267
Reliance Steel & Aluminum Co.	170,000	8,889
		58,923
TOTAL MATERIALS		174,670
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	585,000	29,753
Sprint Nextel Corp. (a)	2,725,000	12,317
Vodafone Group PLC sponsored ADR	650,000	18,434
		60,504
UTILITIES - 0.4%
Multi-Utilities - 0.4%
National Grid PLC	1,442,600	12,792
Public Service Enterprise Group, Inc.	360,000	11,675
		24,467
TOTAL COMMON STOCKS (Cost $4,918,420)		6,134,700
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (a)	22,100	6,122
Health Care Providers & Services - 0.0%
Omnicare Capital Trust II Series B, 4.00%	79,200	3,082
TOTAL HEALTH CARE		9,204
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	35,400	$ 3,288
TOTAL PREFERRED STOCKS (Cost $12,707)		12,492
Convertible Bonds - 0.1%
	Principal Amount (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25 (Cost $6,421)	$ 5,450	6,240
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.16% 2/24/11 (Cost $4,400)	4,400	4,400
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	173,087,080	173,087
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	14,882,450	14,882
TOTAL MONEY MARKET FUNDS (Cost $187,969)		187,969
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,834)	$ 7,834	$ 7,834
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,137,751)		6,353,635
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(102,590)
NET ASSETS - 100%		$ 6,251,045
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,834,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 2,413
Barclays Capital, Inc.	1,481
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,940
$ 7,834
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 82
Fidelity Securities Lending Cash Central Fund	9
Total	$ 91
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 595,395	$ 595,395	$ -	$ -
Consumer Staples	450,821	450,821	-	-
Energy	836,814	836,814	-	-
Financials	1,201,458	1,201,458	-	-
Health Care	640,256	637,174	3,082	-
Industrials	969,839	969,839	-	-
Information Technology	1,192,968	1,192,968	-	-
Materials	174,670	174,670	-	-
Telecommunication Services	60,504	60,504	-	-
Utilities	24,467	11,675	12,792	-
Corporate Bonds	6,240	-	6,240	-
U.S. Government and Government Agency Obligations	4,400	-	4,400	-
Money Market Funds	187,969	187,969	-	-
Cash Equivalents	7,834	-	7,834	-
Total Investments in Securities:	$ 6,353,635	$ 6,319,287	$ 34,348	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,241
Total Realized Gain (Loss)	(544)
Total Unrealized Gain (Loss)	83
Cost of Purchases	-
Proceeds of Sales	(2,780)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
United Kingdom	2.2%
Netherlands Antilles	2.2%
Ireland	1.9%
Switzerland	1.4%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $6,214,141,000 of which $3,048,336,000 and $3,165,805,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,453 and repurchase agreements of $7,834) - See accompanying schedule: Unaffiliated issuers (cost $4,949,782)	$ 6,165,666
Fidelity Central Funds (cost $187,969)	187,969
Total Investments (cost $5,137,751)		$ 6,353,635
Cash		1
Receivable for investments sold		56,575
Receivable for fund shares sold		2,934
Dividends receivable		2,239
Interest receivable		31
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		15
Other receivables		696
Total assets		6,416,145

Liabilities
Payable for investments purchased	$ 138,713
Payable for fund shares redeemed	7,248
Accrued management fee	2,376
Other affiliated payables	1,221
Other payables and accrued expenses	660
Collateral on securities loaned, at value	14,882
Total liabilities		165,100

Net Assets		$ 6,251,045
Net Assets consist of:
Paid in capital		$ 10,972,930
Distributions in excess of net investment income		(3,064)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,934,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,215,891
Net Assets		$ 6,251,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($5,618,858 ÷ 299,142 shares)	$ 18.78

Class K: Net Asset Value, offering price and redemption price per share ($632,187 ÷ 33,678 shares)	$ 18.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 34,837
Interest		2
Income from Fidelity Central Funds		91
Total income		34,930

Expenses
Management fee	$ 13,523
Transfer agent fees	6,701
Accounting and security lending fees	559
Custodian fees and expenses	58
Independent trustees' compensation	20
Registration fees	25
Audit	75
Legal	32
Miscellaneous	30
Total expenses before reductions	21,023
Expense reductions	(141)	20,882
Net investment income (loss)		14,048
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,056
Foreign currency transactions	81
Futures contracts	415
Total net realized gain (loss)		341,552
Change in net unrealized appreciation (depreciation) on: Investment securities		707,561
Net gain (loss)		1,049,113
Net increase (decrease) in net assets resulting from operations		$ 1,063,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,048	$ 40,566
Net realized gain (loss)	341,552	534,831
Change in net unrealized appreciation (depreciation)	707,561	81,662
Net increase (decrease) in net assets resulting from operations	1,063,161	657,059
Distributions to shareholders from net investment income	(18,197)	(38,583)
Distributions to shareholders from net realized gain	-	(3,482)
Total distributions	(18,197)	(42,065)
Share transactions - net increase (decrease)	(503,335)	(1,247,688)
Total increase (decrease) in net assets	541,629	(632,694)

Net Assets
Beginning of period	5,709,416	6,342,110
End of period (including distributions in excess of net investment income of $3,064 and undistributed net investment income of $1,085, respectively)	$ 6,251,045	$ 5,709,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 14.38	$ 21.88	$ 31.92	$ 34.16	$ 38.42
Income from Investment Operations
Net investment income (loss) D	.04	.10	.15	.35	.27	.34
Net realized and unrealized gain (loss)	3.04	1.37	(7.43)	(6.25)	3.84	.18
Total from investment operations	3.08	1.47	(7.28)	(5.90)	4.11	.52
Distributions from net investment income	(.05)	(.10)	(.19)	(.33)	(.27)	(.38)
Distributions from net realized gain	-	(.01)	(.03)	(3.81)	(6.08)	(4.40)
Total distributions	(.05)	(.10) H	(.22)	(4.14)	(6.35)	(4.78)
Net asset value, end of period	$ 18.78	$ 15.75	$ 14.38	$ 21.88	$ 31.92	$ 34.16
Total Return B, C	19.59%	10.25%	(33.32)%	(20.91)%	14.28%	1.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.78%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.73% A	.75%	.78%	.68%	.68%	.69%
Expenses net of all reductions	.72% A	.74%	.78%	.67%	.67%	.65%
Net investment income (loss)	.46% A	.63%	1.07%	1.29%	.84%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 5,619	$ 5,417	$ 5,993	$ 12,552	$ 22,693	$ 28,861
Portfolio turnover rate F	72% A	98%	122%	52%	52%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.06	.13	.16	.09
Net realized and unrealized gain (loss)	3.04	1.37	(7.40)	(3.45)
Total from investment operations	3.10	1.50	(7.24)	(3.36)
Distributions from net investment income	(.07)	(.13)	(.23)	(.10)
Distributions from net realized gain	-	(.01)	(.03)	-
Total distributions	(.07)	(.14) I	(.26)	(.10)
Net asset value, end of period	$ 18.77	$ 15.74	$ 14.38	$ 21.88
Total Return B, C	19.73%	10.41%	(33.12)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54%	.56%	.55% A
Expenses net of fee waivers, if any	.54% A	.54%	.56%	.55% A
Expenses net of all reductions	.53% A	.53%	.55%	.55% A
Net investment income (loss)	.65% A	.84%	1.29%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,187	$ 292,021	$ 349,324	$ 87
Portfolio turnover rate F	72% A	98%	122%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,352,867
Gross unrealized depreciation	(185,424)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,167,443
Tax cost	$ 5,186,192

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $415 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,085,580 and $2,664,179, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth & Income	$ 6,574.24
Class K	127.05
	$ 6,701

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $91 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $141 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Growth & Income	$ 16,113	$ 36,263
Class K	2,084	2,320
Total	$ 18,197	$ 38,583
From net realized gain
Growth & Income	$ -	$ 3,285
Class K	-	197
Total	$ -	$ 3,482

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011A	Year ended July 31, 2010	Six months ended January 31, 2011A	Year ended July 31, 2010
Growth & Income
Shares sold	5,989	18,939	$ 102,944	$ 300,805
Conversion to Class K	-	(593)	-	(8,751)
Reinvestment of distributions	909	2,436	15,489	38,201
Shares redeemed	(51,728)	(93,499)	(859,920)	(1,487,904)
Net increase (decrease)	(44,830)	(72,717)	$ (741,487)	$ (1,157,649)
Class K
Shares sold	21,515	8,408	$ 345,983	$ 133,367
Conversion from Growth & Income	-	593	-	8,751
Reinvestment of distributions	122	161	2,084	2,517
Shares redeemed	(6,510)	(14,911)	(109,915)	(234,674)
Net increase (decrease)	15,127	(5,749)	$ 238,152	$ (90,039)

A Conversion transactions for Class K and Growth & Income are presented for the period August 1, 2009 through August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

GAI-K-USAN-0311
1.863232.102

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.50	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.69%
Actual		$ 1,000.00	$ 1,174.30	$ 9.26
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.80	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
International Real Estate	1.17%
Actual		$ 1,000.00	$ 1,177.80	$ 6.42
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,178.20	$ 6.37
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	8.1	8.6
Mitsui Fudosan Co. Ltd.	6.7	5.3
Westfield Group unit	5.5	7.4
Unibail-Rodamco	4.3	6.6
Sumitomo Realty & Development Co. Ltd.	3.3	3.3
Wharf Holdings Ltd.	3.2	4.4
CapitaLand Ltd.	3.0	3.2
Hang Lung Properties Ltd.	2.8	2.8
Kerry Properties Ltd.	2.6	2.5
Wing Tai Holdings Ltd.	2.4	2.1
	41.9
Top Five Countries as of January 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	21.8	23.6
Japan	19.4	17.7
Australia	15.5	14.1
United Kingdom	11.9	9.2
France	7.3	7.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	21.5	20.9
REITs - Shopping Centers	7.3	4.2
REITs - Office Buildings	5.8	6.0
REITs - Industrial Buildings	2.3	3.2
REITs - Hotels	0.4	0.0
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 98.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	98.8%	** Foreign investments	99.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 15.5%
Abacus Property Group unit	880,982	$ 1,957,812
Charter Hall Group unit	1,246,962	2,808,412
FKP Property Group unit	2,384,694	1,889,291
Goodman Group unit	11,669,614	7,733,520
Macquarie CountryWide Trust	1,333,061	4,078,378
Stockland Corp. Ltd. unit	1,702,457	6,107,701
The GPT Group unit	2,524,201	7,445,858
Westfield Group unit	2,111,248	20,703,008
Westfield Retail Trust unit	2,311,797	6,105,126
TOTAL AUSTRALIA		58,829,106
Bailiwick of Jersey - 1.1%
Atrium European Real Estate Ltd.	680,614	4,134,222
Brazil - 1.6%
Aliansce Shopping Centers SA	179,200	1,397,061
BR Malls Participacoes SA	78,900	719,208
Brascan Residential Properties SA	232,000	1,068,522
Iguatemi Empresa de Shopping Centers SA	136,400	2,944,768
TOTAL BRAZIL		6,129,559
Cayman Islands - 4.1%
Central China Real Estate Ltd.	9,688,000	2,920,018
Country Garden Holdings Co. Ltd.	1,240,000	464,396
Evergrande Real Estate Group Ltd.	4,295,000	2,280,589
Home Inns & Hotels Management, Inc. sponsored ADR (a)	14,400	485,712
KWG Property Holding Ltd.	4,995,500	3,716,127
Powerlong Real Estate Holding Ltd.	4,057,000	1,399,719
SOHO China Ltd.	5,599,000	4,416,408
TOTAL CAYMAN ISLANDS		15,682,969
China - 0.3%
BBMG Corp. (H Shares)	890,000	1,203,135
Finland - 0.5%
Citycon Oyj	468,511	2,033,211
France - 7.3%
Altarea	19,556	3,748,103
Gecina SA	15,500	1,852,675
Silic SA	14,200	1,916,959
Societe de la Tour Eiffel	46,511	3,835,058
Unibail-Rodamco	85,207	16,260,785
TOTAL FRANCE		27,613,580
Common Stocks - continued
	Shares	Value
Germany - 1.7%
alstria office REIT-AG	250,465	$ 3,531,732
DIC Asset AG	227,500	2,791,192
IVG Immobilien AG (a)	23,000	225,132
TOTAL GERMANY		6,548,056
Greece - 0.0%
Babis Vovos International Technical SA (a)	69,110	128,672
Hong Kong - 21.8%
Hang Lung Properties Ltd.	2,469,000	10,830,059
Hongkong Land Holdings Ltd.	1,051,000	7,399,040
Hysan Development Co. Ltd.	767,000	3,659,501
Kerry Properties Ltd.	1,824,500	9,746,361
New World Development Co. Ltd.	4,364,725	8,262,793
Sun Hung Kai Properties Ltd.	1,848,000	30,812,639
Wharf Holdings Ltd.	1,593,000	12,034,129
TOTAL HONG KONG		82,744,522
Italy - 2.7%
Beni Stabili SpA Siiq	5,131,700	4,889,607
Immobiliare Grande Distribuzione SpA	2,124,805	4,485,459
Pirelli & C. Real Estate SpA (a)	1,060,200	776,506
TOTAL ITALY		10,151,572
Japan - 19.4%
Goldcrest Co. Ltd.	93,610	2,506,759
Japan Hotel and Resort, Inc.	516	1,606,213
Japan Retail Fund Investment Corp.	3,645	6,692,270
Kenedix Realty Investment Corp.	505	2,328,734
Kenedix, Inc. (a)(d)	29,075	7,343,138
Mitsubishi Estate Co. Ltd.	375,000	7,081,506
Mitsui Fudosan Co. Ltd.	1,256,000	25,523,977
Nomura Real Estate Holdings, Inc.	175,500	3,190,132
NTT Urban Development Co.	2,146	2,211,886
ORIX JREIT, Inc. (d)	318	1,968,129
Sumitomo Realty & Development Co. Ltd.	516,000	12,516,521
Tosei Corp. (d)	1,571	762,724
TOTAL JAPAN		73,731,989
Netherlands - 0.8%
Eurocommercial (Certificaten Van Aandelen) unit	68,222	3,109,617
Poland - 0.7%
Globe Trade Centre SA (a)	351,800	2,569,305
Common Stocks - continued
	Shares	Value
Russia - 0.6%
LSR Group OJSC GDR (Reg. S) (a)	225,100	$ 2,194,725
Singapore - 6.3%
Allgreen Properties Ltd.	2,206,000	1,879,722
CapitaLand Ltd.	4,036,900	11,360,882
Parkway Life REIT	1,093,000	1,529,448
Wing Tai Holdings Ltd.	7,064,000	9,056,410
TOTAL SINGAPORE		23,826,462
Spain - 0.2%
Realia Business SA (a)	276,194	578,508
Sweden - 2.3%
Castellum AB	333,200	4,645,855
Wihlborgs Fastigheter AB	143,700	4,109,724
TOTAL SWEDEN		8,755,579
United Kingdom - 11.9%
Big Yellow Group PLC	696,800	3,675,086
British Land Co. PLC	879,729	7,305,758
Capital & Counties Properties PLC	1,057,300	2,497,801
Great Portland Estates PLC	642,354	3,705,832
Hammerson PLC	885,799	6,089,232
Helical Bar PLC	874,500	3,955,416
Land Securities Group PLC	694,777	7,505,766
Quintain Estates & Development PLC (a)	1,179,500	736,767
Segro PLC	1,046,500	4,999,886
St. Modwen Properties PLC	1,766,000	4,709,476
TOTAL UNITED KINGDOM		45,181,020
TOTAL COMMON STOCKS (Cost $377,272,484)		375,145,809
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	3,680,321	$ 3,680,321
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	3,194,340	3,194,340
TOTAL MONEY MARKET FUNDS (Cost $6,874,661)		6,874,661
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $384,147,145)		382,020,470
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,315,889)
NET ASSETS - 100%		$ 379,704,581
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,522
Fidelity Securities Lending Cash Central Fund	8,940
Total	$ 11,462
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $296,042,629 of which $159,443,097 and $136,599,532 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,770,782 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,041,887) - See accompanying schedule: Unaffiliated issuers (cost $377,272,484)	$ 375,145,809
Fidelity Central Funds (cost $6,874,661)	6,874,661
Total Investments (cost $384,147,145)		$ 382,020,470
Receivable for investments sold		3,017,921
Receivable for fund shares sold		283,548
Dividends receivable		1,024,260
Distributions receivable from Fidelity Central Funds		1,242
Prepaid expenses		881
Other receivables		70,842
Total assets		386,419,164

Liabilities
Payable to custodian bank	$ 313
Payable for investments purchased	2,017,800
Payable for fund shares redeemed	1,031,830
Accrued management fee	227,789
Distribution and service plan fees payable	6,767
Other affiliated payables	110,689
Other payables and accrued expenses	125,055
Collateral on securities loaned, at value	3,194,340
Total liabilities		6,714,583

Net Assets		$ 379,704,581
Net Assets consist of:
Paid in capital		$ 688,607,164
Distributions in excess of net investment income		(72,541)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,662,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,167,101)
Net Assets		$ 379,704,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,189,235 ÷ 882,840 shares)	$ 9.28

Maximum offering price per share (100/94.25 of $9.28)	$ 9.85
Class T: Net Asset Value and redemption price per share ($3,062,334 ÷ 331,780 shares)	$ 9.23

Maximum offering price per share (100/96.50 of $9.23)	$ 9.56
Class B: Net Asset Value and offering price per share ($673,181 ÷ 73,593 shares)A	$ 9.15

Class C: Net Asset Value and offering price per share ($3,711,009 ÷ 406,806 shares)A	$ 9.12

International Real Estate: Net Asset Value, offering price and redemption price per share ($362,279,531 ÷ 38,750,329 shares)	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,789,291 ÷ 191,798 shares)	$ 9.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,260,303
Special dividends		7,319,957
Interest		162
Income from Fidelity Central Funds		11,462
Income before foreign taxes withheld		11,591,884
Less foreign taxes withheld		(411,250)
Total income		11,180,634

Expenses
Management fee	$ 1,297,220
Transfer agent fees	550,138
Distribution and service plan fees	38,247
Accounting and security lending fees	95,007
Custodian fees and expenses	110,800
Independent trustees' compensation	1,009
Registration fees	39,321
Audit	40,241
Legal	1,079
Interest	134
Miscellaneous	1,904
Total expenses before reductions	2,175,100
Expense reductions	(94,927)	2,080,173
Net investment income (loss)		9,100,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,483,503
Foreign currency transactions	(229,779)
Total net realized gain (loss)		19,253,724
Change in net unrealized appreciation (depreciation) on: Investment securities	29,004,175
Assets and liabilities in foreign currencies	(25,964)
Total change in net unrealized appreciation (depreciation)		28,978,211
Net gain (loss)		48,231,935
Net increase (decrease) in net assets resulting from operations		$ 57,332,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,100,461	$ 7,955,511
Net realized gain (loss)	19,253,724	348,071
Change in net unrealized appreciation (depreciation)	28,978,211	9,565,008
Net increase (decrease) in net assets resulting from operations	57,332,396	17,868,590
Distributions to shareholders from net investment income	(13,892,744)	(3,235,770)
Distributions to shareholders from net realized gain	(11,440,782)	(5,017,915)
Total distributions	(25,333,526)	(8,253,685)
Share transactions - net increase (decrease)	14,608,462	(26,300,777)
Redemption fees	49,518	80,485
Total increase (decrease) in net assets	46,656,850	(16,605,387)

Net Assets
Beginning of period	333,047,731	349,653,118
End of period (including distributions in excess of net investment income of $72,541 and undistributed net investment income of $4,719,742, respectively)	$ 379,704,581	$ 333,047,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.22 H	.17	.18	.20	.11
Net realized and unrealized gain (loss)	1.23	.24	(2.57)	(3.48)	(1.87)
Total from investment operations	1.45	.41	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.33)	(.07)	-	(.31)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.63) L	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.28	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	17.65%	4.97%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.42% A	1.44%	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.42% A	1.44%	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.37% A	1.39%	1.42%	1.35%	1.26% A
Net investment income (loss)	4.75% A,H	2.02%	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,189	$ 7,250	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .74%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.20 H	.15	.17	.17	.10
Net realized and unrealized gain (loss)	1.22	.23	(2.58)	(3.48)	(1.87)
Total from investment operations	1.42	.38	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.31)	(.06)	-	(.28)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.60)	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.23	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	17.43%	4.68%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.70%	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.69% A	1.70%	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.63% A	1.65%	1.68%	1.60%	1.51% A
Net investment income (loss)	4.48% A,H	1.75%	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 2,510	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .48%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.18 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	1.21	.23	(2.57)	(3.48)	(1.87)
Total from investment operations	1.39	.34	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.27)	(.04)	-	(.23)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.56)	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.15	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	17.18%	4.20%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.17% A	2.19%	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.17% A	2.19%	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.12% A	2.14%	2.17%	2.11%	2.01% A
Net investment income (loss)	4.00% A,H	1.26%	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673	$ 629	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %. IFor the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.18 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	1.21	.22	(2.57)	(3.48)	(1.87)
Total from investment operations	1.39	.33	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.28)	(.04)	-	(.24)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.57)	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.12	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	17.22%	4.10%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.17% A	2.18%	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.17% A	2.18%	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.12% A	2.14%	2.17%	2.11%	2.00% A
Net investment income (loss)	3.99% A,H	1.27%	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,711	$ 3,201	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Income from Investment Operations
Net investment income (loss) D	.23 G	.19	.20	.25	.31	.30
Net realized and unrealized gain (loss)	1.24	.25	(2.59)	(3.50)	2.35	2.93
Total from investment operations	1.47	.44	(2.39)	(3.25)	2.66	3.23
Distributions from net investment income	(.35)	(.08)	-	(.31)	(.22)	(.24)
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	(1.42)	(.40)
Total distributions	(.65) J	(.20)	-	(1.81)	(1.64)	(.64)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.02	.01
Net asset value, end of period	$ 9.35	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69
Total Return B,C	17.78%	5.29%	(22.38)%	(22.97)%	19.01%	27.85%
Ratios to Average Net Assets E,H
Expenses before reductions	1.17% A	1.19%	1.19%	1.11%	1.07%	1.12%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.19%	1.10%	1.06%	1.12%
Expenses net of all reductions	1.12% A	1.14%	1.16%	1.07%	.96%	.91%
Net investment income (loss)	5.00% A,G	2.27%	2.81%	1.86%	1.86%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,280	$ 318,032	$ 336,126	$ 572,985	$ 1,032,138	$ 447,854
Portfolio turnover rate F	110% A	95%	55%	63%	144%	234%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .99%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.23 G	.19	.20	.24	.12
Net realized and unrealized gain (loss)	1.24	.24	(2.58)	(3.49)	(1.86)
Total from investment operations	1.47	.43	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.35)	(.08)	-	(.33)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.65) K	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01
Net asset value, end of period	$ 9.33	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	17.82%	5.18%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.16%A	1.18%	1.19%	1.13%	1.08%A
Expenses net of fee waivers, if any	1.16%A	1.18%	1.19%	1.13%	1.08%A
Expenses net of all reductions	1.11%A	1.14%	1.17%	1.10%	.97%A
Net investment income (loss)	5.00%A,G	2.27%	2.81%	1.83%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789	$ 1,425	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been 1.00%. H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,804,024
Gross unrealized depreciation	(38,679,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ (6,875,770)

Tax cost	$ 388,896,240

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,387,580 and $201,339,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,915	$ -
Class T	.25%	.25%	7,010	-
Class B	.75%	.25%	3,310	2,483
Class C	.75%	.25%	18,012	3,779
			$ 38,247	$ 6,262

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,047
Class T	1,159
Class B*	420
Class C*	25
$ 3,651

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,950.30
Class T	4,428.32
Class B	994.30
Class C	5,431.30
International Real Estate	525,000.30
Institutional Class	2,335.30
	$ 550,138

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,592,000	0.44%	$ 134

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,940. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $94,927 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 287,564	$ 58,598
Class T	96,278	19,755
Class B	19,520	3,225
Class C	109,655	14,423
International Real Estate	13,319,427	3,124,751
Institutional Class	60,300	15,018
Total	$ 13,892,744	$ 3,235,770
From net realized gain
Class A	$ 250,090	$ 101,910
Class T	89,657	37,040
Class B	21,506	9,214
Class C	114,914	39,337
International Real Estate	10,916,536	4,807,309
Institutional Class	48,079	23,105
Total	$ 11,440,782	$ 5,017,915

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	128,465	365,681	$ 1,175,293	$ 3,120,303
Reinvestment of distributions	50,966	15,947	451,020	134,591
Shares redeemed	(153,892)	(343,205)	(1,391,397)	(2,901,988)
Net increase (decrease)	25,539	38,423	$ 234,916	$ 352,906
Class T
Shares sold	55,531	132,643	$ 503,297	$ 1,140,128
Reinvestment of distributions	20,063	6,259	176,852	52,641
Shares redeemed	(42,382)	(93,841)	(377,877)	(767,585)
Net increase (decrease)	33,212	45,061	$ 302,272	$ 425,184

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class B
Shares sold	2,114	20,099	$ 19,205	$ 169,130
Reinvestment of distributions	4,289	1,355	37,454	11,297
Shares redeemed	(8,492)	(20,259)	(75,879)	(169,049)
Net increase (decrease)	(2,089)	1,195	$ (19,220)	$ 11,378
Class C
Shares sold	65,366	164,953	$ 581,387	$ 1,381,947
Reinvestment of distributions	21,061	5,842	183,176	48,663
Shares redeemed	(65,187)	(92,347)	(580,390)	(761,918)
Net increase (decrease)	21,240	78,448	$ 184,173	$ 668,692
International Real Estate
Shares sold	4,982,030	9,224,310	$ 46,871,707	$ 79,406,931
Reinvestment of distributions	2,559,870	875,447	22,802,021	7,441,303
Shares redeemed	(6,084,846)	(13,336,716)	(55,995,301)	(114,385,841)
Net increase (decrease)	1,457,054	(3,236,959)	$ 13,678,427	$ (27,537,607)
Institutional Class
Shares sold	44,493	40,774	$ 413,853	$ 351,025
Reinvestment of distributions	10,892	4,247	96,908	36,016
Shares redeemed	(31,054)	(70,819)	(282,867)	(608,371)
Net increase (decrease)	24,331	(25,798)	$ 227,894	$ (221,330)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IRE-USAN-0311
1.801329.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.50	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.69%
Actual		$ 1,000.00	$ 1,174.30	$ 9.26
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.80	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
International Real Estate	1.17%
Actual		$ 1,000.00	$ 1,177.80	$ 6.42
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,178.20	$ 6.37
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	8.1	8.6
Mitsui Fudosan Co. Ltd.	6.7	5.3
Westfield Group unit	5.5	7.4
Unibail-Rodamco	4.3	6.6
Sumitomo Realty & Development Co. Ltd.	3.3	3.3
Wharf Holdings Ltd.	3.2	4.4
CapitaLand Ltd.	3.0	3.2
Hang Lung Properties Ltd.	2.8	2.8
Kerry Properties Ltd.	2.6	2.5
Wing Tai Holdings Ltd.	2.4	2.1
	41.9
Top Five Countries as of January 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	21.8	23.6
Japan	19.4	17.7
Australia	15.5	14.1
United Kingdom	11.9	9.2
France	7.3	7.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	21.5	20.9
REITs - Shopping Centers	7.3	4.2
REITs - Office Buildings	5.8	6.0
REITs - Industrial Buildings	2.3	3.2
REITs - Hotels	0.4	0.0
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 98.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	98.8%	** Foreign investments	99.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 15.5%
Abacus Property Group unit	880,982	$ 1,957,812
Charter Hall Group unit	1,246,962	2,808,412
FKP Property Group unit	2,384,694	1,889,291
Goodman Group unit	11,669,614	7,733,520
Macquarie CountryWide Trust	1,333,061	4,078,378
Stockland Corp. Ltd. unit	1,702,457	6,107,701
The GPT Group unit	2,524,201	7,445,858
Westfield Group unit	2,111,248	20,703,008
Westfield Retail Trust unit	2,311,797	6,105,126
TOTAL AUSTRALIA		58,829,106
Bailiwick of Jersey - 1.1%
Atrium European Real Estate Ltd.	680,614	4,134,222
Brazil - 1.6%
Aliansce Shopping Centers SA	179,200	1,397,061
BR Malls Participacoes SA	78,900	719,208
Brascan Residential Properties SA	232,000	1,068,522
Iguatemi Empresa de Shopping Centers SA	136,400	2,944,768
TOTAL BRAZIL		6,129,559
Cayman Islands - 4.1%
Central China Real Estate Ltd.	9,688,000	2,920,018
Country Garden Holdings Co. Ltd.	1,240,000	464,396
Evergrande Real Estate Group Ltd.	4,295,000	2,280,589
Home Inns & Hotels Management, Inc. sponsored ADR (a)	14,400	485,712
KWG Property Holding Ltd.	4,995,500	3,716,127
Powerlong Real Estate Holding Ltd.	4,057,000	1,399,719
SOHO China Ltd.	5,599,000	4,416,408
TOTAL CAYMAN ISLANDS		15,682,969
China - 0.3%
BBMG Corp. (H Shares)	890,000	1,203,135
Finland - 0.5%
Citycon Oyj	468,511	2,033,211
France - 7.3%
Altarea	19,556	3,748,103
Gecina SA	15,500	1,852,675
Silic SA	14,200	1,916,959
Societe de la Tour Eiffel	46,511	3,835,058
Unibail-Rodamco	85,207	16,260,785
TOTAL FRANCE		27,613,580
Common Stocks - continued
	Shares	Value
Germany - 1.7%
alstria office REIT-AG	250,465	$ 3,531,732
DIC Asset AG	227,500	2,791,192
IVG Immobilien AG (a)	23,000	225,132
TOTAL GERMANY		6,548,056
Greece - 0.0%
Babis Vovos International Technical SA (a)	69,110	128,672
Hong Kong - 21.8%
Hang Lung Properties Ltd.	2,469,000	10,830,059
Hongkong Land Holdings Ltd.	1,051,000	7,399,040
Hysan Development Co. Ltd.	767,000	3,659,501
Kerry Properties Ltd.	1,824,500	9,746,361
New World Development Co. Ltd.	4,364,725	8,262,793
Sun Hung Kai Properties Ltd.	1,848,000	30,812,639
Wharf Holdings Ltd.	1,593,000	12,034,129
TOTAL HONG KONG		82,744,522
Italy - 2.7%
Beni Stabili SpA Siiq	5,131,700	4,889,607
Immobiliare Grande Distribuzione SpA	2,124,805	4,485,459
Pirelli & C. Real Estate SpA (a)	1,060,200	776,506
TOTAL ITALY		10,151,572
Japan - 19.4%
Goldcrest Co. Ltd.	93,610	2,506,759
Japan Hotel and Resort, Inc.	516	1,606,213
Japan Retail Fund Investment Corp.	3,645	6,692,270
Kenedix Realty Investment Corp.	505	2,328,734
Kenedix, Inc. (a)(d)	29,075	7,343,138
Mitsubishi Estate Co. Ltd.	375,000	7,081,506
Mitsui Fudosan Co. Ltd.	1,256,000	25,523,977
Nomura Real Estate Holdings, Inc.	175,500	3,190,132
NTT Urban Development Co.	2,146	2,211,886
ORIX JREIT, Inc. (d)	318	1,968,129
Sumitomo Realty & Development Co. Ltd.	516,000	12,516,521
Tosei Corp. (d)	1,571	762,724
TOTAL JAPAN		73,731,989
Netherlands - 0.8%
Eurocommercial (Certificaten Van Aandelen) unit	68,222	3,109,617
Poland - 0.7%
Globe Trade Centre SA (a)	351,800	2,569,305
Common Stocks - continued
	Shares	Value
Russia - 0.6%
LSR Group OJSC GDR (Reg. S) (a)	225,100	$ 2,194,725
Singapore - 6.3%
Allgreen Properties Ltd.	2,206,000	1,879,722
CapitaLand Ltd.	4,036,900	11,360,882
Parkway Life REIT	1,093,000	1,529,448
Wing Tai Holdings Ltd.	7,064,000	9,056,410
TOTAL SINGAPORE		23,826,462
Spain - 0.2%
Realia Business SA (a)	276,194	578,508
Sweden - 2.3%
Castellum AB	333,200	4,645,855
Wihlborgs Fastigheter AB	143,700	4,109,724
TOTAL SWEDEN		8,755,579
United Kingdom - 11.9%
Big Yellow Group PLC	696,800	3,675,086
British Land Co. PLC	879,729	7,305,758
Capital & Counties Properties PLC	1,057,300	2,497,801
Great Portland Estates PLC	642,354	3,705,832
Hammerson PLC	885,799	6,089,232
Helical Bar PLC	874,500	3,955,416
Land Securities Group PLC	694,777	7,505,766
Quintain Estates & Development PLC (a)	1,179,500	736,767
Segro PLC	1,046,500	4,999,886
St. Modwen Properties PLC	1,766,000	4,709,476
TOTAL UNITED KINGDOM		45,181,020
TOTAL COMMON STOCKS (Cost $377,272,484)		375,145,809
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	3,680,321	$ 3,680,321
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	3,194,340	3,194,340
TOTAL MONEY MARKET FUNDS (Cost $6,874,661)		6,874,661
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $384,147,145)		382,020,470
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,315,889)
NET ASSETS - 100%		$ 379,704,581
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,522
Fidelity Securities Lending Cash Central Fund	8,940
Total	$ 11,462
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $296,042,629 of which $159,443,097 and $136,599,532 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,770,782 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,041,887) - See accompanying schedule: Unaffiliated issuers (cost $377,272,484)	$ 375,145,809
Fidelity Central Funds (cost $6,874,661)	6,874,661
Total Investments (cost $384,147,145)		$ 382,020,470
Receivable for investments sold		3,017,921
Receivable for fund shares sold		283,548
Dividends receivable		1,024,260
Distributions receivable from Fidelity Central Funds		1,242
Prepaid expenses		881
Other receivables		70,842
Total assets		386,419,164

Liabilities
Payable to custodian bank	$ 313
Payable for investments purchased	2,017,800
Payable for fund shares redeemed	1,031,830
Accrued management fee	227,789
Distribution and service plan fees payable	6,767
Other affiliated payables	110,689
Other payables and accrued expenses	125,055
Collateral on securities loaned, at value	3,194,340
Total liabilities		6,714,583

Net Assets		$ 379,704,581
Net Assets consist of:
Paid in capital		$ 688,607,164
Distributions in excess of net investment income		(72,541)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,662,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,167,101)
Net Assets		$ 379,704,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,189,235 ÷ 882,840 shares)	$ 9.28

Maximum offering price per share (100/94.25 of $9.28)	$ 9.85
Class T: Net Asset Value and redemption price per share ($3,062,334 ÷ 331,780 shares)	$ 9.23

Maximum offering price per share (100/96.50 of $9.23)	$ 9.56
Class B: Net Asset Value and offering price per share ($673,181 ÷ 73,593 shares)A	$ 9.15

Class C: Net Asset Value and offering price per share ($3,711,009 ÷ 406,806 shares)A	$ 9.12

International Real Estate: Net Asset Value, offering price and redemption price per share ($362,279,531 ÷ 38,750,329 shares)	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,789,291 ÷ 191,798 shares)	$ 9.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,260,303
Special dividends		7,319,957
Interest		162
Income from Fidelity Central Funds		11,462
Income before foreign taxes withheld		11,591,884
Less foreign taxes withheld		(411,250)
Total income		11,180,634

Expenses
Management fee	$ 1,297,220
Transfer agent fees	550,138
Distribution and service plan fees	38,247
Accounting and security lending fees	95,007
Custodian fees and expenses	110,800
Independent trustees' compensation	1,009
Registration fees	39,321
Audit	40,241
Legal	1,079
Interest	134
Miscellaneous	1,904
Total expenses before reductions	2,175,100
Expense reductions	(94,927)	2,080,173
Net investment income (loss)		9,100,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,483,503
Foreign currency transactions	(229,779)
Total net realized gain (loss)		19,253,724
Change in net unrealized appreciation (depreciation) on: Investment securities	29,004,175
Assets and liabilities in foreign currencies	(25,964)
Total change in net unrealized appreciation (depreciation)		28,978,211
Net gain (loss)		48,231,935
Net increase (decrease) in net assets resulting from operations		$ 57,332,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,100,461	$ 7,955,511
Net realized gain (loss)	19,253,724	348,071
Change in net unrealized appreciation (depreciation)	28,978,211	9,565,008
Net increase (decrease) in net assets resulting from operations	57,332,396	17,868,590
Distributions to shareholders from net investment income	(13,892,744)	(3,235,770)
Distributions to shareholders from net realized gain	(11,440,782)	(5,017,915)
Total distributions	(25,333,526)	(8,253,685)
Share transactions - net increase (decrease)	14,608,462	(26,300,777)
Redemption fees	49,518	80,485
Total increase (decrease) in net assets	46,656,850	(16,605,387)

Net Assets
Beginning of period	333,047,731	349,653,118
End of period (including distributions in excess of net investment income of $72,541 and undistributed net investment income of $4,719,742, respectively)	$ 379,704,581	$ 333,047,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.22 H	.17	.18	.20	.11
Net realized and unrealized gain (loss)	1.23	.24	(2.57)	(3.48)	(1.87)
Total from investment operations	1.45	.41	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.33)	(.07)	-	(.31)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.63) L	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.28	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	17.65%	4.97%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.42% A	1.44%	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.42% A	1.44%	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.37% A	1.39%	1.42%	1.35%	1.26% A
Net investment income (loss)	4.75% A,H	2.02%	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,189	$ 7,250	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .74%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.20 H	.15	.17	.17	.10
Net realized and unrealized gain (loss)	1.22	.23	(2.58)	(3.48)	(1.87)
Total from investment operations	1.42	.38	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.31)	(.06)	-	(.28)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.60)	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.23	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	17.43%	4.68%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.70%	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.69% A	1.70%	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.63% A	1.65%	1.68%	1.60%	1.51% A
Net investment income (loss)	4.48% A,H	1.75%	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 2,510	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .48%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.18 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	1.21	.23	(2.57)	(3.48)	(1.87)
Total from investment operations	1.39	.34	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.27)	(.04)	-	(.23)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.56)	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.15	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	17.18%	4.20%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.17% A	2.19%	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.17% A	2.19%	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.12% A	2.14%	2.17%	2.11%	2.01% A
Net investment income (loss)	4.00% A,H	1.26%	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673	$ 629	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %. IFor the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.18 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	1.21	.22	(2.57)	(3.48)	(1.87)
Total from investment operations	1.39	.33	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.28)	(.04)	-	(.24)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.57)	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.12	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	17.22%	4.10%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.17% A	2.18%	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.17% A	2.18%	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.12% A	2.14%	2.17%	2.11%	2.00% A
Net investment income (loss)	3.99% A,H	1.27%	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,711	$ 3,201	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Income from Investment Operations
Net investment income (loss) D	.23 G	.19	.20	.25	.31	.30
Net realized and unrealized gain (loss)	1.24	.25	(2.59)	(3.50)	2.35	2.93
Total from investment operations	1.47	.44	(2.39)	(3.25)	2.66	3.23
Distributions from net investment income	(.35)	(.08)	-	(.31)	(.22)	(.24)
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	(1.42)	(.40)
Total distributions	(.65) J	(.20)	-	(1.81)	(1.64)	(.64)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.02	.01
Net asset value, end of period	$ 9.35	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69
Total Return B,C	17.78%	5.29%	(22.38)%	(22.97)%	19.01%	27.85%
Ratios to Average Net Assets E,H
Expenses before reductions	1.17% A	1.19%	1.19%	1.11%	1.07%	1.12%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.19%	1.10%	1.06%	1.12%
Expenses net of all reductions	1.12% A	1.14%	1.16%	1.07%	.96%	.91%
Net investment income (loss)	5.00% A,G	2.27%	2.81%	1.86%	1.86%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,280	$ 318,032	$ 336,126	$ 572,985	$ 1,032,138	$ 447,854
Portfolio turnover rate F	110% A	95%	55%	63%	144%	234%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .99%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.23 G	.19	.20	.24	.12
Net realized and unrealized gain (loss)	1.24	.24	(2.58)	(3.49)	(1.86)
Total from investment operations	1.47	.43	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.35)	(.08)	-	(.33)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.65) K	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01
Net asset value, end of period	$ 9.33	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	17.82%	5.18%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.16%A	1.18%	1.19%	1.13%	1.08%A
Expenses net of fee waivers, if any	1.16%A	1.18%	1.19%	1.13%	1.08%A
Expenses net of all reductions	1.11%A	1.14%	1.17%	1.10%	.97%A
Net investment income (loss)	5.00%A,G	2.27%	2.81%	1.83%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789	$ 1,425	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been 1.00%. H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,804,024
Gross unrealized depreciation	(38,679,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ (6,875,770)

Tax cost	$ 388,896,240

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,387,580 and $201,339,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,915	$ -
Class T	.25%	.25%	7,010	-
Class B	.75%	.25%	3,310	2,483
Class C	.75%	.25%	18,012	3,779
			$ 38,247	$ 6,262

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,047
Class T	1,159
Class B*	420
Class C*	25
$ 3,651

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,950.30
Class T	4,428.32
Class B	994.30
Class C	5,431.30
International Real Estate	525,000.30
Institutional Class	2,335.30
	$ 550,138

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,592,000	0.44%	$ 134

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,940. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $94,927 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 287,564	$ 58,598
Class T	96,278	19,755
Class B	19,520	3,225
Class C	109,655	14,423
International Real Estate	13,319,427	3,124,751
Institutional Class	60,300	15,018
Total	$ 13,892,744	$ 3,235,770
From net realized gain
Class A	$ 250,090	$ 101,910
Class T	89,657	37,040
Class B	21,506	9,214
Class C	114,914	39,337
International Real Estate	10,916,536	4,807,309
Institutional Class	48,079	23,105
Total	$ 11,440,782	$ 5,017,915

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	128,465	365,681	$ 1,175,293	$ 3,120,303
Reinvestment of distributions	50,966	15,947	451,020	134,591
Shares redeemed	(153,892)	(343,205)	(1,391,397)	(2,901,988)
Net increase (decrease)	25,539	38,423	$ 234,916	$ 352,906
Class T
Shares sold	55,531	132,643	$ 503,297	$ 1,140,128
Reinvestment of distributions	20,063	6,259	176,852	52,641
Shares redeemed	(42,382)	(93,841)	(377,877)	(767,585)
Net increase (decrease)	33,212	45,061	$ 302,272	$ 425,184

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class B
Shares sold	2,114	20,099	$ 19,205	$ 169,130
Reinvestment of distributions	4,289	1,355	37,454	11,297
Shares redeemed	(8,492)	(20,259)	(75,879)	(169,049)
Net increase (decrease)	(2,089)	1,195	$ (19,220)	$ 11,378
Class C
Shares sold	65,366	164,953	$ 581,387	$ 1,381,947
Reinvestment of distributions	21,061	5,842	183,176	48,663
Shares redeemed	(65,187)	(92,347)	(580,390)	(761,918)
Net increase (decrease)	21,240	78,448	$ 184,173	$ 668,692
International Real Estate
Shares sold	4,982,030	9,224,310	$ 46,871,707	$ 79,406,931
Reinvestment of distributions	2,559,870	875,447	22,802,021	7,441,303
Shares redeemed	(6,084,846)	(13,336,716)	(55,995,301)	(114,385,841)
Net increase (decrease)	1,457,054	(3,236,959)	$ 13,678,427	$ (27,537,607)
Institutional Class
Shares sold	44,493	40,774	$ 413,853	$ 351,025
Reinvestment of distributions	10,892	4,247	96,908	36,016
Shares redeemed	(31,054)	(70,819)	(282,867)	(608,371)
Net increase (decrease)	24,331	(25,798)	$ 227,894	$ (221,330)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIRE-USAN-0311
1.843181.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.50	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.69%
Actual		$ 1,000.00	$ 1,174.30	$ 9.26
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.80	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
International Real Estate	1.17%
Actual		$ 1,000.00	$ 1,177.80	$ 6.42
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,178.20	$ 6.37
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	8.1	8.6
Mitsui Fudosan Co. Ltd.	6.7	5.3
Westfield Group unit	5.5	7.4
Unibail-Rodamco	4.3	6.6
Sumitomo Realty & Development Co. Ltd.	3.3	3.3
Wharf Holdings Ltd.	3.2	4.4
CapitaLand Ltd.	3.0	3.2
Hang Lung Properties Ltd.	2.8	2.8
Kerry Properties Ltd.	2.6	2.5
Wing Tai Holdings Ltd.	2.4	2.1
	41.9
Top Five Countries as of January 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	21.8	23.6
Japan	19.4	17.7
Australia	15.5	14.1
United Kingdom	11.9	9.2
France	7.3	7.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	21.5	20.9
REITs - Shopping Centers	7.3	4.2
REITs - Office Buildings	5.8	6.0
REITs - Industrial Buildings	2.3	3.2
REITs - Hotels	0.4	0.0
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 98.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	98.8%	** Foreign investments	99.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 15.5%
Abacus Property Group unit	880,982	$ 1,957,812
Charter Hall Group unit	1,246,962	2,808,412
FKP Property Group unit	2,384,694	1,889,291
Goodman Group unit	11,669,614	7,733,520
Macquarie CountryWide Trust	1,333,061	4,078,378
Stockland Corp. Ltd. unit	1,702,457	6,107,701
The GPT Group unit	2,524,201	7,445,858
Westfield Group unit	2,111,248	20,703,008
Westfield Retail Trust unit	2,311,797	6,105,126
TOTAL AUSTRALIA		58,829,106
Bailiwick of Jersey - 1.1%
Atrium European Real Estate Ltd.	680,614	4,134,222
Brazil - 1.6%
Aliansce Shopping Centers SA	179,200	1,397,061
BR Malls Participacoes SA	78,900	719,208
Brascan Residential Properties SA	232,000	1,068,522
Iguatemi Empresa de Shopping Centers SA	136,400	2,944,768
TOTAL BRAZIL		6,129,559
Cayman Islands - 4.1%
Central China Real Estate Ltd.	9,688,000	2,920,018
Country Garden Holdings Co. Ltd.	1,240,000	464,396
Evergrande Real Estate Group Ltd.	4,295,000	2,280,589
Home Inns & Hotels Management, Inc. sponsored ADR (a)	14,400	485,712
KWG Property Holding Ltd.	4,995,500	3,716,127
Powerlong Real Estate Holding Ltd.	4,057,000	1,399,719
SOHO China Ltd.	5,599,000	4,416,408
TOTAL CAYMAN ISLANDS		15,682,969
China - 0.3%
BBMG Corp. (H Shares)	890,000	1,203,135
Finland - 0.5%
Citycon Oyj	468,511	2,033,211
France - 7.3%
Altarea	19,556	3,748,103
Gecina SA	15,500	1,852,675
Silic SA	14,200	1,916,959
Societe de la Tour Eiffel	46,511	3,835,058
Unibail-Rodamco	85,207	16,260,785
TOTAL FRANCE		27,613,580
Common Stocks - continued
	Shares	Value
Germany - 1.7%
alstria office REIT-AG	250,465	$ 3,531,732
DIC Asset AG	227,500	2,791,192
IVG Immobilien AG (a)	23,000	225,132
TOTAL GERMANY		6,548,056
Greece - 0.0%
Babis Vovos International Technical SA (a)	69,110	128,672
Hong Kong - 21.8%
Hang Lung Properties Ltd.	2,469,000	10,830,059
Hongkong Land Holdings Ltd.	1,051,000	7,399,040
Hysan Development Co. Ltd.	767,000	3,659,501
Kerry Properties Ltd.	1,824,500	9,746,361
New World Development Co. Ltd.	4,364,725	8,262,793
Sun Hung Kai Properties Ltd.	1,848,000	30,812,639
Wharf Holdings Ltd.	1,593,000	12,034,129
TOTAL HONG KONG		82,744,522
Italy - 2.7%
Beni Stabili SpA Siiq	5,131,700	4,889,607
Immobiliare Grande Distribuzione SpA	2,124,805	4,485,459
Pirelli & C. Real Estate SpA (a)	1,060,200	776,506
TOTAL ITALY		10,151,572
Japan - 19.4%
Goldcrest Co. Ltd.	93,610	2,506,759
Japan Hotel and Resort, Inc.	516	1,606,213
Japan Retail Fund Investment Corp.	3,645	6,692,270
Kenedix Realty Investment Corp.	505	2,328,734
Kenedix, Inc. (a)(d)	29,075	7,343,138
Mitsubishi Estate Co. Ltd.	375,000	7,081,506
Mitsui Fudosan Co. Ltd.	1,256,000	25,523,977
Nomura Real Estate Holdings, Inc.	175,500	3,190,132
NTT Urban Development Co.	2,146	2,211,886
ORIX JREIT, Inc. (d)	318	1,968,129
Sumitomo Realty & Development Co. Ltd.	516,000	12,516,521
Tosei Corp. (d)	1,571	762,724
TOTAL JAPAN		73,731,989
Netherlands - 0.8%
Eurocommercial (Certificaten Van Aandelen) unit	68,222	3,109,617
Poland - 0.7%
Globe Trade Centre SA (a)	351,800	2,569,305
Common Stocks - continued
	Shares	Value
Russia - 0.6%
LSR Group OJSC GDR (Reg. S) (a)	225,100	$ 2,194,725
Singapore - 6.3%
Allgreen Properties Ltd.	2,206,000	1,879,722
CapitaLand Ltd.	4,036,900	11,360,882
Parkway Life REIT	1,093,000	1,529,448
Wing Tai Holdings Ltd.	7,064,000	9,056,410
TOTAL SINGAPORE		23,826,462
Spain - 0.2%
Realia Business SA (a)	276,194	578,508
Sweden - 2.3%
Castellum AB	333,200	4,645,855
Wihlborgs Fastigheter AB	143,700	4,109,724
TOTAL SWEDEN		8,755,579
United Kingdom - 11.9%
Big Yellow Group PLC	696,800	3,675,086
British Land Co. PLC	879,729	7,305,758
Capital & Counties Properties PLC	1,057,300	2,497,801
Great Portland Estates PLC	642,354	3,705,832
Hammerson PLC	885,799	6,089,232
Helical Bar PLC	874,500	3,955,416
Land Securities Group PLC	694,777	7,505,766
Quintain Estates & Development PLC (a)	1,179,500	736,767
Segro PLC	1,046,500	4,999,886
St. Modwen Properties PLC	1,766,000	4,709,476
TOTAL UNITED KINGDOM		45,181,020
TOTAL COMMON STOCKS (Cost $377,272,484)		375,145,809
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	3,680,321	$ 3,680,321
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	3,194,340	3,194,340
TOTAL MONEY MARKET FUNDS (Cost $6,874,661)		6,874,661
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $384,147,145)		382,020,470
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,315,889)
NET ASSETS - 100%		$ 379,704,581
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,522
Fidelity Securities Lending Cash Central Fund	8,940
Total	$ 11,462
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $296,042,629 of which $159,443,097 and $136,599,532 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,770,782 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,041,887) - See accompanying schedule: Unaffiliated issuers (cost $377,272,484)	$ 375,145,809
Fidelity Central Funds (cost $6,874,661)	6,874,661
Total Investments (cost $384,147,145)		$ 382,020,470
Receivable for investments sold		3,017,921
Receivable for fund shares sold		283,548
Dividends receivable		1,024,260
Distributions receivable from Fidelity Central Funds		1,242
Prepaid expenses		881
Other receivables		70,842
Total assets		386,419,164

Liabilities
Payable to custodian bank	$ 313
Payable for investments purchased	2,017,800
Payable for fund shares redeemed	1,031,830
Accrued management fee	227,789
Distribution and service plan fees payable	6,767
Other affiliated payables	110,689
Other payables and accrued expenses	125,055
Collateral on securities loaned, at value	3,194,340
Total liabilities		6,714,583

Net Assets		$ 379,704,581
Net Assets consist of:
Paid in capital		$ 688,607,164
Distributions in excess of net investment income		(72,541)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,662,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,167,101)
Net Assets		$ 379,704,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,189,235 ÷ 882,840 shares)	$ 9.28

Maximum offering price per share (100/94.25 of $9.28)	$ 9.85
Class T: Net Asset Value and redemption price per share ($3,062,334 ÷ 331,780 shares)	$ 9.23

Maximum offering price per share (100/96.50 of $9.23)	$ 9.56
Class B: Net Asset Value and offering price per share ($673,181 ÷ 73,593 shares)A	$ 9.15

Class C: Net Asset Value and offering price per share ($3,711,009 ÷ 406,806 shares)A	$ 9.12

International Real Estate: Net Asset Value, offering price and redemption price per share ($362,279,531 ÷ 38,750,329 shares)	$ 9.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,789,291 ÷ 191,798 shares)	$ 9.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,260,303
Special dividends		7,319,957
Interest		162
Income from Fidelity Central Funds		11,462
Income before foreign taxes withheld		11,591,884
Less foreign taxes withheld		(411,250)
Total income		11,180,634

Expenses
Management fee	$ 1,297,220
Transfer agent fees	550,138
Distribution and service plan fees	38,247
Accounting and security lending fees	95,007
Custodian fees and expenses	110,800
Independent trustees' compensation	1,009
Registration fees	39,321
Audit	40,241
Legal	1,079
Interest	134
Miscellaneous	1,904
Total expenses before reductions	2,175,100
Expense reductions	(94,927)	2,080,173
Net investment income (loss)		9,100,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,483,503
Foreign currency transactions	(229,779)
Total net realized gain (loss)		19,253,724
Change in net unrealized appreciation (depreciation) on: Investment securities	29,004,175
Assets and liabilities in foreign currencies	(25,964)
Total change in net unrealized appreciation (depreciation)		28,978,211
Net gain (loss)		48,231,935
Net increase (decrease) in net assets resulting from operations		$ 57,332,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,100,461	$ 7,955,511
Net realized gain (loss)	19,253,724	348,071
Change in net unrealized appreciation (depreciation)	28,978,211	9,565,008
Net increase (decrease) in net assets resulting from operations	57,332,396	17,868,590
Distributions to shareholders from net investment income	(13,892,744)	(3,235,770)
Distributions to shareholders from net realized gain	(11,440,782)	(5,017,915)
Total distributions	(25,333,526)	(8,253,685)
Share transactions - net increase (decrease)	14,608,462	(26,300,777)
Redemption fees	49,518	80,485
Total increase (decrease) in net assets	46,656,850	(16,605,387)

Net Assets
Beginning of period	333,047,731	349,653,118
End of period (including distributions in excess of net investment income of $72,541 and undistributed net investment income of $4,719,742, respectively)	$ 379,704,581	$ 333,047,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.22 H	.17	.18	.20	.11
Net realized and unrealized gain (loss)	1.23	.24	(2.57)	(3.48)	(1.87)
Total from investment operations	1.45	.41	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.33)	(.07)	-	(.31)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.63) L	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.28	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	17.65%	4.97%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.42% A	1.44%	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.42% A	1.44%	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.37% A	1.39%	1.42%	1.35%	1.26% A
Net investment income (loss)	4.75% A,H	2.02%	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,189	$ 7,250	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .74%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.20 H	.15	.17	.17	.10
Net realized and unrealized gain (loss)	1.22	.23	(2.58)	(3.48)	(1.87)
Total from investment operations	1.42	.38	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.31)	(.06)	-	(.28)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.60)	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.23	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	17.43%	4.68%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.70%	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.69% A	1.70%	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.63% A	1.65%	1.68%	1.60%	1.51% A
Net investment income (loss)	4.48% A,H	1.75%	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 2,510	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .48%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.18 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	1.21	.23	(2.57)	(3.48)	(1.87)
Total from investment operations	1.39	.34	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.27)	(.04)	-	(.23)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.56)	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.15	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	17.18%	4.20%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.17% A	2.19%	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.17% A	2.19%	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.12% A	2.14%	2.17%	2.11%	2.01% A
Net investment income (loss)	4.00% A,H	1.26%	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673	$ 629	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %. IFor the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.18 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	1.21	.22	(2.57)	(3.48)	(1.87)
Total from investment operations	1.39	.33	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.28)	(.04)	-	(.24)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.57)	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01
Net asset value, end of period	$ 9.12	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	17.22%	4.10%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.17% A	2.18%	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.17% A	2.18%	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.12% A	2.14%	2.17%	2.11%	2.00% A
Net investment income (loss)	3.99% A,H	1.27%	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,711	$ 3,201	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Income from Investment Operations
Net investment income (loss) D	.23 G	.19	.20	.25	.31	.30
Net realized and unrealized gain (loss)	1.24	.25	(2.59)	(3.50)	2.35	2.93
Total from investment operations	1.47	.44	(2.39)	(3.25)	2.66	3.23
Distributions from net investment income	(.35)	(.08)	-	(.31)	(.22)	(.24)
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	(1.42)	(.40)
Total distributions	(.65) J	(.20)	-	(1.81)	(1.64)	(.64)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.02	.01
Net asset value, end of period	$ 9.35	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69
Total Return B,C	17.78%	5.29%	(22.38)%	(22.97)%	19.01%	27.85%
Ratios to Average Net Assets E,H
Expenses before reductions	1.17% A	1.19%	1.19%	1.11%	1.07%	1.12%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.19%	1.10%	1.06%	1.12%
Expenses net of all reductions	1.12% A	1.14%	1.16%	1.07%	.96%	.91%
Net investment income (loss)	5.00% A,G	2.27%	2.81%	1.86%	1.86%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,280	$ 318,032	$ 336,126	$ 572,985	$ 1,032,138	$ 447,854
Portfolio turnover rate F	110% A	95%	55%	63%	144%	234%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .99%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.23 G	.19	.20	.24	.12
Net realized and unrealized gain (loss)	1.24	.24	(2.58)	(3.49)	(1.86)
Total from investment operations	1.47	.43	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.35)	(.08)	-	(.33)	-
Distributions from net realized gain	(.29)	(.12)	-	(1.50)	-
Total distributions	(.65) K	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01
Net asset value, end of period	$ 9.33	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	17.82%	5.18%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.16%A	1.18%	1.19%	1.13%	1.08%A
Expenses net of fee waivers, if any	1.16%A	1.18%	1.19%	1.13%	1.08%A
Expenses net of all reductions	1.11%A	1.14%	1.17%	1.10%	.97%A
Net investment income (loss)	5.00%A,G	2.27%	2.81%	1.83%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789	$ 1,425	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	110% A	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.18 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been 1.00%. H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,804,024
Gross unrealized depreciation	(38,679,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ (6,875,770)

Tax cost	$ 388,896,240

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,387,580 and $201,339,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,915	$ -
Class T	.25%	.25%	7,010	-
Class B	.75%	.25%	3,310	2,483
Class C	.75%	.25%	18,012	3,779
			$ 38,247	$ 6,262

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,047
Class T	1,159
Class B*	420
Class C*	25
$ 3,651

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,950.30
Class T	4,428.32
Class B	994.30
Class C	5,431.30
International Real Estate	525,000.30
Institutional Class	2,335.30
	$ 550,138

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,592,000	0.44%	$ 134

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,940. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $94,927 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 287,564	$ 58,598
Class T	96,278	19,755
Class B	19,520	3,225
Class C	109,655	14,423
International Real Estate	13,319,427	3,124,751
Institutional Class	60,300	15,018
Total	$ 13,892,744	$ 3,235,770
From net realized gain
Class A	$ 250,090	$ 101,910
Class T	89,657	37,040
Class B	21,506	9,214
Class C	114,914	39,337
International Real Estate	10,916,536	4,807,309
Institutional Class	48,079	23,105
Total	$ 11,440,782	$ 5,017,915

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	128,465	365,681	$ 1,175,293	$ 3,120,303
Reinvestment of distributions	50,966	15,947	451,020	134,591
Shares redeemed	(153,892)	(343,205)	(1,391,397)	(2,901,988)
Net increase (decrease)	25,539	38,423	$ 234,916	$ 352,906
Class T
Shares sold	55,531	132,643	$ 503,297	$ 1,140,128
Reinvestment of distributions	20,063	6,259	176,852	52,641
Shares redeemed	(42,382)	(93,841)	(377,877)	(767,585)
Net increase (decrease)	33,212	45,061	$ 302,272	$ 425,184

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class B
Shares sold	2,114	20,099	$ 19,205	$ 169,130
Reinvestment of distributions	4,289	1,355	37,454	11,297
Shares redeemed	(8,492)	(20,259)	(75,879)	(169,049)
Net increase (decrease)	(2,089)	1,195	$ (19,220)	$ 11,378
Class C
Shares sold	65,366	164,953	$ 581,387	$ 1,381,947
Reinvestment of distributions	21,061	5,842	183,176	48,663
Shares redeemed	(65,187)	(92,347)	(580,390)	(761,918)
Net increase (decrease)	21,240	78,448	$ 184,173	$ 668,692
International Real Estate
Shares sold	4,982,030	9,224,310	$ 46,871,707	$ 79,406,931
Reinvestment of distributions	2,559,870	875,447	22,802,021	7,441,303
Shares redeemed	(6,084,846)	(13,336,716)	(55,995,301)	(114,385,841)
Net increase (decrease)	1,457,054	(3,236,959)	$ 13,678,427	$ (27,537,607)
Institutional Class
Shares sold	44,493	40,774	$ 413,853	$ 351,025
Reinvestment of distributions	10,892	4,247	96,908	36,016
Shares redeemed	(31,054)	(70,819)	(282,867)	(608,371)
Net increase (decrease)	24,331	(25,798)	$ 227,894	$ (221,330)
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIREI-USAN-0311
1.843174.103

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Leveraged Company Stock	.86%
Actual		$ 1,000.00	$ 1,245.60	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class K	.69%
Actual		$ 1,000.00	$ 1,246.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
ON Semiconductor Corp.	5.0	3.5
AES Corp.	2.8	2.6
Service Corp. International	2.8	3.4
El Paso Corp.	2.8	2.9
Tenet Healthcare Corp.	2.6	2.3
Peabody Energy Corp.	2.6	2.1
Celanese Corp. Class A	2.1	2.5
LyondellBasell Industries NV Class A	2.1	0.6
Owens Corning	1.9	2.0
Huntington Bancshares, Inc.	1.7	1.5
	26.4
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	16.7
Industrials	17.0	18.8
Energy	14.1	12.5
Materials	12.6	11.3
Information Technology	11.2	9.7
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 94.0%		Stocks 94.4%
	Bonds 1.0%		Bonds 2.4%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Other Investments 0.5%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	8.6%	** Foreign investments	7.3%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.9%
Exide Technologies (a)	3,643,393	$ 35,013
Johnson Controls, Inc.	548,300	21,049
Tenneco, Inc. (a)	97,700	4,038
The Goodyear Tire & Rubber Co. (a)	564,063	6,701
TRW Automotive Holdings Corp. (a)	399,400	23,828
		90,629
Automobiles - 0.7%
Daimler AG (United States) (a)	209,400	15,311
General Motors Co.	288,400	10,524
Toyota Motor Corp. sponsored ADR (e)	89,500	7,355
		33,190
Diversified Consumer Services - 3.0%
Service Corp. International (f)	15,356,618	133,142
Stewart Enterprises, Inc. Class A	1,515,242	9,667
		142,809
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc. (a)	198,560	8,127
Biglari Holdings, Inc. (a)	32,970	14,177
Domino's Pizza, Inc. (a)	641,095	10,514
O'Charleys, Inc. (a)	207,849	1,438
Penn National Gaming, Inc. (a)	537,836	19,217
Wendy's/Arby's Group, Inc.	546,800	2,641
		56,114
Household Durables - 3.3%
Harman International Industries, Inc. (a)	1,064,022	46,093
Lennar Corp. Class A	983,400	19,039
Newell Rubbermaid, Inc.	3,304,500	63,612
Stanley Black & Decker, Inc.	392,917	28,557
		157,301
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,514,010	18,478
Media - 2.8%
Belo Corp. Series A (a)	163,800	1,104
Cablevision Systems Corp. - NY Group Class A	541,324	18,324
Cinemark Holdings, Inc.	1,554,497	26,349
Comcast Corp. Class A	3,097,400	70,466
Gray Television, Inc. (a)(f)	3,766,164	7,457
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	818,437	$ 3,945
Nexstar Broadcasting Group, Inc. Class A (a)(e)	1,130,500	5,551
		133,196
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. (a)	385,122	7,090
Charming Shoppes, Inc. (a)	3,932,700	12,231
GameStop Corp. Class A (a)	542,795	11,437
Sally Beauty Holdings, Inc. (a)	300,000	3,948
		34,706
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	314,020	16,985
Deckers Outdoor Corp. (a)	544,945	39,994
Hanesbrands, Inc. (a)	404,100	9,302
Phillips-Van Heusen Corp.	548,718	32,029
		98,310
TOTAL CONSUMER DISCRETIONARY		764,733
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.9%
Safeway, Inc.	464,300	9,606
Whole Foods Market, Inc.	655,080	33,874
		43,480
Food Products - 1.1%
Darling International, Inc. (a)	2,997,330	40,614
Smithfield Foods, Inc. (a)	559,606	11,142
		51,756
Personal Products - 0.1%
Revlon, Inc. (a)	553,261	5,389
TOTAL CONSUMER STAPLES		100,625
ENERGY - 13.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	218,000	14,935
Ensco International Ltd. ADR	110,000	5,977
Exterran Holdings, Inc. (a)	1,019,808	25,301
Noble Corp.	524,700	20,070
Oil States International, Inc. (a)	270,700	18,343
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	1,200,000	$ 5,208
Rowan Companies, Inc. (a)	321,100	11,007
Schlumberger Ltd.	109,400	9,736
		110,577
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)	414,438	22,268
Arch Coal, Inc.	388,255	13,298
Carrizo Oil & Gas, Inc. (a)	438,502	14,843
Chesapeake Energy Corp.	1,750,830	51,702
ConocoPhillips	231,500	16,543
CONSOL Energy, Inc.	270,700	13,454
El Paso Corp.	8,366,776	132,864
Forest Oil Corp. (a)	1,314,652	51,008
Frontier Oil Corp.	1,972,600	41,030
International Coal Group, Inc. (a)	1,194,000	11,045
Nexen, Inc.	188,000	4,723
Overseas Shipholding Group, Inc. (e)	943,292	31,355
Paladin Energy Ltd. (a)	2,042,400	9,953
Peabody Energy Corp.	1,955,114	123,993
Range Resources Corp.	272,200	13,575
		551,654
TOTAL ENERGY		662,231
FINANCIALS - 9.9%
Commercial Banks - 7.5%
Huntington Bancshares, Inc.	11,032,080	79,872
KeyCorp	8,888,459	79,107
PNC Financial Services Group, Inc.	602,508	36,150
Regions Financial Corp.	2,011,695	14,283
SunTrust Banks, Inc.	2,425,100	73,796
Wells Fargo & Co.	2,440,088	79,108
		362,316
Consumer Finance - 0.1%
American Express Co.	108,649	4,713
Diversified Financial Services - 0.7%
Bank of America Corp.	1,762,781	24,203
Citigroup, Inc. (a)	1,638,400	7,897
		32,100
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.6%
Assured Guaranty Ltd.	1,194,784	$ 17,277
Lincoln National Corp.	435,700	12,566
		29,843
Real Estate Investment Trusts - 0.8%
FelCor Lodging Trust, Inc. (a)	1,085,852	7,634
Host Hotels & Resorts, Inc.	1,016,122	18,808
Sabra Health Care REIT, Inc.	547,507	10,189
		36,631
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	851,444	11,818
TOTAL FINANCIALS		477,421
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 0.4%
Alere, Inc. (a)	518,708	20,318
Health Care Providers & Services - 4.3%
Community Health Systems, Inc. (a)	554,676	19,480
DaVita, Inc. (a)	503,747	37,202
RehabCare Group, Inc. (a)	230,000	5,649
Rural/Metro Corp. (a)	834,200	11,629
Sun Healthcare Group, Inc. (a)	547,506	6,841
Tenet Healthcare Corp. (a)	18,689,259	124,284
		205,085
Health Care Technology - 0.4%
Cerner Corp. (a)	220,709	21,817
Pharmaceuticals - 0.7%
Hospira, Inc. (a)	575,358	31,777
TOTAL HEALTH CARE		278,997
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	85,370	7,427
Teledyne Technologies, Inc. (a)	340,694	16,118
		23,545
Airlines - 2.4%
AirTran Holdings, Inc. (a)	1,779,700	13,152
AMR Corp. (a)	1,140,630	8,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	5,499,749	$ 64,182
United Continental Holdings, Inc. (a)	370,700	9,416
US Airways Group, Inc. (a)	2,034,580	20,183
		114,974
Building Products - 3.3%
Armstrong World Industries, Inc.	1,217,530	49,444
Masco Corp.	1,605,541	21,386
Owens Corning (a)	2,649,712	88,686
Owens Corning warrants 10/31/13 (a)	406,600	1,346
		160,862
Commercial Services & Supplies - 3.0%
Cenveo, Inc. (a)(f)	3,858,300	20,758
Deluxe Corp.	1,786,873	43,689
R.R. Donnelley & Sons Co.	450,900	7,990
Republic Services, Inc.	1,317,784	40,640
The Brink's Co.	464,740	12,548
Waste Management, Inc.	483,234	18,300
		143,925
Electrical Equipment - 2.2%
Belden, Inc.	1,170,366	40,682
Emerson Electric Co.	163,500	9,627
General Cable Corp. (a)	441,500	16,340
Harbin Electric, Inc. (a)(e)	548,369	10,474
Polypore International, Inc. (a)	548,400	26,405
		103,528
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	109,910	4,145
General Electric Co.	1,103,883	22,232
Textron, Inc.	550,200	14,465
Tyco International Ltd.	187,433	8,403
		49,245
Machinery - 2.8%
Accuride Corp. (a)	5,737	86
Accuride Corp. warrants 2/26/12 (a)	778,347	117
Badger Meter, Inc. (e)	228,561	9,369
Fiat Industrial SpA (a)	1,634,423	22,118
Ingersoll-Rand Co. Ltd.	1,114,900	52,623
Mueller Water Products, Inc. Class A	1,202,599	4,810
Navistar International Corp. (a)	169,800	11,012
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Timken Co.	464,948	$ 21,862
WABCO Holdings, Inc. (a)	211,533	12,354
		134,351
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	10,554
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	830,314	11,492
CSX Corp.	109,400	7,724
Hertz Global Holdings, Inc. (a)(e)	2,518,600	37,049
		56,265
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	656,176	8,563
TOTAL INDUSTRIALS		805,812
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.1%
JDS Uniphase Corp. (a)	163,300	2,771
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	328,000	11,683
DDi Corp.	295,899	3,334
Flextronics International Ltd. (a)	9,134,646	72,986
TTM Technologies, Inc. (a)	1,190,636	18,931
Viasystems Group, Inc. (a)	290,108	5,869
		112,803
Internet Software & Services - 0.3%
NetEase.com, Inc. sponsored ADR (a)	191,500	7,725
VeriSign, Inc.	194,300	6,538
		14,263
IT Services - 0.9%
Alliance Data Systems Corp. (a)(e)	356,809	25,241
CACI International, Inc. Class A (a)	248,000	13,762
Cognizant Technology Solutions Corp. Class A (a)	56,200	4,100
		43,103
Semiconductors & Semiconductor Equipment - 7.5%
Amkor Technology, Inc. (a)(e)	5,242,218	42,672
Cypress Semiconductor Corp. (a)	651,200	14,098
Fairchild Semiconductor International, Inc. (a)	548,500	9,763
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	454,981	$ 9,764
Micron Technology, Inc. (a)	1,737,600	18,314
National Semiconductor Corp.	1,714,276	25,988
ON Semiconductor Corp. (a)	21,579,802	238,455
		359,054
Software - 0.1%
Microsoft Corp.	108,800	3,016
Nuance Communications, Inc. (a)	163,600	3,326
		6,342
TOTAL INFORMATION TECHNOLOGY		538,336
MATERIALS - 12.6%
Chemicals - 9.9%
Albemarle Corp.	635,192	35,672
Arch Chemicals, Inc.	344,342	12,479
Celanese Corp. Class A	2,472,953	102,603
Dow Chemical Co.	1,284,894	45,588
Ferro Corp. (a)	722,400	11,139
FMC Corp.	178,600	13,584
H.B. Fuller Co.	1,582,241	36,059
LyondellBasell Industries NV Class A (a)	2,811,151	101,033
Nalco Holding Co.	740,569	22,558
OMNOVA Solutions, Inc. (a)(f)	2,749,107	19,326
Phosphate Holdings, Inc. (a)	307,500	3,998
Solutia, Inc. (a)	657,600	15,401
W.R. Grace & Co. (a)	1,601,519	56,838
		476,278
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	421,000	12,415
Rock-Tenn Co. Class A (e)	429,702	28,683
		41,098
Metals & Mining - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	526,100	22,643
Compass Minerals International, Inc.	258,500	23,748
Ormet Corp. (a)	330,000	1,964
Ormet Corp. (a)(h)	1,075,000	6,396
Teck Resources Ltd. Class B (sub. vtg.)	417,300	25,281
		80,032
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	518,300	$ 9,982
TOTAL MATERIALS		607,390
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
PAETEC Holding Corp. (a)	2,980,233	11,772
Qwest Communications International, Inc.	4,637,500	33,065
		44,837
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	871,891	36,768
Sprint Nextel Corp. (a)	5,692,987	25,732
		62,500
TOTAL TELECOMMUNICATION SERVICES		107,337
UTILITIES - 3.6%
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	10,901,923	135,184
Calpine Corp. (a)	2,479,900	35,388
		170,572
TOTAL COMMON STOCKS (Cost $3,697,202)		4,513,454
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	14,319
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,633
TOTAL PREFERRED STOCKS (Cost $16,677)		17,952
Nonconvertible Bonds - 1.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	$ 1,053
7.125% 7/15/13 (d)	8,320	2,850
7.2% 1/15/49 (d)	22,980	7,813
8.25% 7/15/23 (d)	25,035	8,762
8.375% 7/15/33 (d)	50,210	17,825
8.8% 3/1/21 (d)	10,765	3,741
		42,044
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	8,360	1
7.75% 8/15/16 (d)	9,380	1
		2
TOTAL CONSUMER DISCRETIONARY		42,046
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	4,860
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	0
TOTAL NONCONVERTIBLE BONDS (Cost $29,698)		46,906
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. term loan 4.51% 3/31/17 (g)	9,586	9,418
INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.76% 3/23/14 (g)	10,947	10,195
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7864% 10/10/14 (g)	$ 5,677	$ 4,669
TOTAL FLOATING RATE LOANS (Cost $22,352)		24,282
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	189,091,678	189,092
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	97,495,930	97,496
TOTAL MONEY MARKET FUNDS (Cost $286,588)		286,588
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,052,517)		4,889,182
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(82,815)
NET ASSETS - 100%		$ 4,806,367
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,396,000 or 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 102
Fidelity Securities Lending Cash Central Fund	214
Total	$ 316
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 23,767	$ -	$ -	$ -	$ 20,758
Gray Television, Inc.	7,399	1,624	-	-	7,457
OMNOVA Solutions, Inc.	-	22,300	-	-	19,326
ON Semiconductor Corp.	155,780	-	16,844	-	-
Service Corp. International	150,430	-	18,657	1,323	133,142
Total	$ 337,376	$ 23,924	$ 35,501	$ 1,323	$ 180,683
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 764,733	$ 764,733	$ -	$ -
Consumer Staples	104,258	100,625	-	3,633
Energy	676,550	662,231	14,319	-
Financials	477,421	477,421	-	-
Health Care	278,997	278,997	-	-
Industrials	805,812	805,812	-	-
Information Technology	538,336	538,336	-	-
Materials	607,390	607,390	-	-
Telecommunication Services	107,337	107,337	-	-
Utilities	170,572	170,572	-	-
Corporate Bonds	46,906	-	46,906	-
Floating Rate Loans	24,282	-	24,282	-
Money Market Funds	286,588	286,588	-	-
Total Investments in Securities:	$ 4,889,182	$ 4,800,042	$ 85,507	$ 3,633
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 4,950
Total Realized Gain (Loss)	(1)
Total Unrealized Gain (Loss)	52
Cost of Purchases	-
Proceeds of Sales	(1,632)
Amortization/Accretion	264
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,633
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $988,870,000 of which $297,190,000 and $691,680,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,326) - See accompanying schedule: Unaffiliated issuers (cost $3,552,865)	$ 4,421,911
Fidelity Central Funds (cost $286,588)	286,588
Other affiliated issuers (cost $213,064)	180,683
Total Investments (cost $4,052,517)		$ 4,889,182
Cash		37
Receivable for investments sold		38,928
Receivable for fund shares sold		4,512
Dividends receivable		562
Interest receivable		95
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		11
Other receivables		52
Total assets		4,933,425

Liabilities
Payable for investments purchased	$ 19,188
Payable for fund shares redeemed	7,073
Accrued management fee	2,418
Other affiliated payables	843
Other payables and accrued expenses	40
Collateral on securities loaned, at value	97,496
Total liabilities		127,058

Net Assets		$ 4,806,367
Net Assets consist of:
Paid in capital		$ 4,896,170
Distributions in excess of net investment income		(6,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(920,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		836,665
Net Assets		$ 4,806,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($4,305,528 ÷ 147,701 shares)	$ 29.15

Class K: Net Asset Value, offering price and redemption price per share ($500,839 ÷ 17,186 shares)	$ 29.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $1,323 earned from other affiliated issuers)		$ 17,169
Interest		3,421
Income from Fidelity Central Funds		316
Total income		20,906

Expenses
Management fee	$ 13,351
Transfer agent fees	4,460
Accounting and security lending fees	536
Custodian fees and expenses	27
Independent trustees' compensation	12
Registration fees	50
Audit	35
Legal	36
Miscellaneous	23
Total expenses before reductions	18,530
Expense reductions	(53)	18,477
Net investment income (loss)		2,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,097
Other affiliated issuers	14,205
Foreign currency transactions	(13)
Total net realized gain (loss)		86,289
Change in net unrealized appreciation (depreciation) on: Investment securities	873,964
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		873,966
Net gain (loss)		960,255
Net increase (decrease) in net assets resulting from operations		$ 962,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,429	$ 13,810
Net realized gain (loss)	86,289	201,065
Change in net unrealized appreciation (depreciation)	873,966	593,648
Net increase (decrease) in net assets resulting from operations	962,684	808,523
Distributions to shareholders from net investment income	(19,058)	(23,690)
Share transactions - net increase (decrease)	(530,385)	(373,729)
Redemption fees	180	970
Total increase (decrease) in net assets	413,421	412,074

Net Assets
Beginning of period	4,392,946	3,980,872
End of period (including distributions in excess of net investment income of $6,348 and undistributed net investment income of $10,281, respectively)	$ 4,806,367	$ 4,392,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 19.55	$ 31.09	$ 33.78	$ 28.07	$ 25.48
Income from Investment Operations
Net investment income (loss) D	.01	.07	.21	.14	.44 G	.16
Net realized and unrealized gain (loss)	5.75	3.99	(11.37)	(1.06)	6.78	3.04
Total from investment operations	5.76	4.06	(11.16)	(.92)	7.22	3.20
Distributions from net investment income	(.11)	(.11)	(.14)	(.39)	(.12)	(.21)
Distributions from net realized gain	-	-	(.25)	(1.39)	(1.40)	(.41)
Total distributions	(.11)	(.11)	(.39)	(1.78)	(1.52)	(.62)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.01
Net asset value, end of period	$ 29.15	$ 23.50	$ 19.55	$ 31.09	$ 33.78	$ 28.07
Total Return B, C	24.56%	20.84%	(35.99)%	(2.76)%	27.08%	12.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.92%	.83%	.83%	.86%
Expenses net of fee waivers, if any	.86% A	.88%	.92%	.83%	.83%	.86%
Expenses net of all reductions	.86% A	.88%	.92%	.83%	.83%	.85%
Net investment income (loss)	.09% A	.29%	1.17%	.44%	1.43% G	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 4,306	$ 3,983	$ 3,714	$ 8,032	$ 7,830	$ 4,174
Portfolio turnover rate F	11% A	21%	34%	30%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.52	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.03	.11	.21	.05
Net realized and unrealized gain (loss)	5.74	4.00	(11.35)	(3.04)
Total from investment operations	5.77	4.11	(11.14)	(2.99)
Distributions from net investment income	(.15)	(.15)	(.17)	-
Distributions from net realized gain	-	-	(.25)	-
Total distributions	(.15)	(.15)	(.42)	-
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 29.14	$ 23.52	$ 19.56	$ 31.11
Total Return B, C	24.64%	21.09%	(35.86)%	(8.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70%	.71%	.70%A
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.70%A
Expenses net of all reductions	.69% A	.69%	.71%	.70%A
Net investment income (loss)	.26% A	.47%	1.39%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 500,839	$ 409,934	$ 267,351	$ 91
Portfolio turnover rate F	11% A	21%	34%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 1 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,305,653
Gross unrealized depreciation	(485,335)
Net unrealized appreciation (depreciation) on securities and other investments	$ 820,318
Tax cost	$ 4,068,864

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $242,593 and $905,538, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 4,347.22
Class K	113.05
	$ 4,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $214. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Leveraged Company Stock	$ 16,431	$ 21,247
Class K	2,627	2,443
Total	$ 19,058	$ 23,690

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Leveraged Company Stock
Shares sold	9,382	36,532	$ 247,291	$ 843,196
Conversion to Class K	-	(2,316)	-	(48,185)
Reinvestment of distributions	608	940	15,688	20,361
Shares redeemed	(31,745)	(55,646)	(789,457)	(1,272,555)
Net increase (decrease)	(21,755)	(20,490)	$ (526,478)	$ (457,183)
Class K
Shares sold	2,605	5,965	$ 67,659	$ 138,844
Conversion from Leveraged Company Stock	-	2,315	-	48,185
Reinvestment of distributions	103	113	2,627	2,443
Shares redeemed	(2,949)	(4,631)	(74,193)	(106,018)
Net increase (decrease)	(241)	3,762	$ (3,907)	$ 83,454

A Conversion transactions for Class K and Leveraged Company Stock are presented for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LSF-USAN-0311
1.789286.108

Fidelity®

Leveraged Company Stock

Fund -

Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Leveraged Company Stock	.86%
Actual		$ 1,000.00	$ 1,245.60	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class K	.69%
Actual		$ 1,000.00	$ 1,246.40	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
ON Semiconductor Corp.	5.0	3.5
AES Corp.	2.8	2.6
Service Corp. International	2.8	3.4
El Paso Corp.	2.8	2.9
Tenet Healthcare Corp.	2.6	2.3
Peabody Energy Corp.	2.6	2.1
Celanese Corp. Class A	2.1	2.5
LyondellBasell Industries NV Class A	2.1	0.6
Owens Corning	1.9	2.0
Huntington Bancshares, Inc.	1.7	1.5
	26.4
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	16.7
Industrials	17.0	18.8
Energy	14.1	12.5
Materials	12.6	11.3
Information Technology	11.2	9.7
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 94.0%		Stocks 94.4%
	Bonds 1.0%		Bonds 2.4%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Other Investments 0.5%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	8.6%	** Foreign investments	7.3%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.9%
Exide Technologies (a)	3,643,393	$ 35,013
Johnson Controls, Inc.	548,300	21,049
Tenneco, Inc. (a)	97,700	4,038
The Goodyear Tire & Rubber Co. (a)	564,063	6,701
TRW Automotive Holdings Corp. (a)	399,400	23,828
		90,629
Automobiles - 0.7%
Daimler AG (United States) (a)	209,400	15,311
General Motors Co.	288,400	10,524
Toyota Motor Corp. sponsored ADR (e)	89,500	7,355
		33,190
Diversified Consumer Services - 3.0%
Service Corp. International (f)	15,356,618	133,142
Stewart Enterprises, Inc. Class A	1,515,242	9,667
		142,809
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc. (a)	198,560	8,127
Biglari Holdings, Inc. (a)	32,970	14,177
Domino's Pizza, Inc. (a)	641,095	10,514
O'Charleys, Inc. (a)	207,849	1,438
Penn National Gaming, Inc. (a)	537,836	19,217
Wendy's/Arby's Group, Inc.	546,800	2,641
		56,114
Household Durables - 3.3%
Harman International Industries, Inc. (a)	1,064,022	46,093
Lennar Corp. Class A	983,400	19,039
Newell Rubbermaid, Inc.	3,304,500	63,612
Stanley Black & Decker, Inc.	392,917	28,557
		157,301
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,514,010	18,478
Media - 2.8%
Belo Corp. Series A (a)	163,800	1,104
Cablevision Systems Corp. - NY Group Class A	541,324	18,324
Cinemark Holdings, Inc.	1,554,497	26,349
Comcast Corp. Class A	3,097,400	70,466
Gray Television, Inc. (a)(f)	3,766,164	7,457
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	818,437	$ 3,945
Nexstar Broadcasting Group, Inc. Class A (a)(e)	1,130,500	5,551
		133,196
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. (a)	385,122	7,090
Charming Shoppes, Inc. (a)	3,932,700	12,231
GameStop Corp. Class A (a)	542,795	11,437
Sally Beauty Holdings, Inc. (a)	300,000	3,948
		34,706
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	314,020	16,985
Deckers Outdoor Corp. (a)	544,945	39,994
Hanesbrands, Inc. (a)	404,100	9,302
Phillips-Van Heusen Corp.	548,718	32,029
		98,310
TOTAL CONSUMER DISCRETIONARY		764,733
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.9%
Safeway, Inc.	464,300	9,606
Whole Foods Market, Inc.	655,080	33,874
		43,480
Food Products - 1.1%
Darling International, Inc. (a)	2,997,330	40,614
Smithfield Foods, Inc. (a)	559,606	11,142
		51,756
Personal Products - 0.1%
Revlon, Inc. (a)	553,261	5,389
TOTAL CONSUMER STAPLES		100,625
ENERGY - 13.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	218,000	14,935
Ensco International Ltd. ADR	110,000	5,977
Exterran Holdings, Inc. (a)	1,019,808	25,301
Noble Corp.	524,700	20,070
Oil States International, Inc. (a)	270,700	18,343
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	1,200,000	$ 5,208
Rowan Companies, Inc. (a)	321,100	11,007
Schlumberger Ltd.	109,400	9,736
		110,577
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)	414,438	22,268
Arch Coal, Inc.	388,255	13,298
Carrizo Oil & Gas, Inc. (a)	438,502	14,843
Chesapeake Energy Corp.	1,750,830	51,702
ConocoPhillips	231,500	16,543
CONSOL Energy, Inc.	270,700	13,454
El Paso Corp.	8,366,776	132,864
Forest Oil Corp. (a)	1,314,652	51,008
Frontier Oil Corp.	1,972,600	41,030
International Coal Group, Inc. (a)	1,194,000	11,045
Nexen, Inc.	188,000	4,723
Overseas Shipholding Group, Inc. (e)	943,292	31,355
Paladin Energy Ltd. (a)	2,042,400	9,953
Peabody Energy Corp.	1,955,114	123,993
Range Resources Corp.	272,200	13,575
		551,654
TOTAL ENERGY		662,231
FINANCIALS - 9.9%
Commercial Banks - 7.5%
Huntington Bancshares, Inc.	11,032,080	79,872
KeyCorp	8,888,459	79,107
PNC Financial Services Group, Inc.	602,508	36,150
Regions Financial Corp.	2,011,695	14,283
SunTrust Banks, Inc.	2,425,100	73,796
Wells Fargo & Co.	2,440,088	79,108
		362,316
Consumer Finance - 0.1%
American Express Co.	108,649	4,713
Diversified Financial Services - 0.7%
Bank of America Corp.	1,762,781	24,203
Citigroup, Inc. (a)	1,638,400	7,897
		32,100
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.6%
Assured Guaranty Ltd.	1,194,784	$ 17,277
Lincoln National Corp.	435,700	12,566
		29,843
Real Estate Investment Trusts - 0.8%
FelCor Lodging Trust, Inc. (a)	1,085,852	7,634
Host Hotels & Resorts, Inc.	1,016,122	18,808
Sabra Health Care REIT, Inc.	547,507	10,189
		36,631
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	851,444	11,818
TOTAL FINANCIALS		477,421
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 0.4%
Alere, Inc. (a)	518,708	20,318
Health Care Providers & Services - 4.3%
Community Health Systems, Inc. (a)	554,676	19,480
DaVita, Inc. (a)	503,747	37,202
RehabCare Group, Inc. (a)	230,000	5,649
Rural/Metro Corp. (a)	834,200	11,629
Sun Healthcare Group, Inc. (a)	547,506	6,841
Tenet Healthcare Corp. (a)	18,689,259	124,284
		205,085
Health Care Technology - 0.4%
Cerner Corp. (a)	220,709	21,817
Pharmaceuticals - 0.7%
Hospira, Inc. (a)	575,358	31,777
TOTAL HEALTH CARE		278,997
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	85,370	7,427
Teledyne Technologies, Inc. (a)	340,694	16,118
		23,545
Airlines - 2.4%
AirTran Holdings, Inc. (a)	1,779,700	13,152
AMR Corp. (a)	1,140,630	8,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	5,499,749	$ 64,182
United Continental Holdings, Inc. (a)	370,700	9,416
US Airways Group, Inc. (a)	2,034,580	20,183
		114,974
Building Products - 3.3%
Armstrong World Industries, Inc.	1,217,530	49,444
Masco Corp.	1,605,541	21,386
Owens Corning (a)	2,649,712	88,686
Owens Corning warrants 10/31/13 (a)	406,600	1,346
		160,862
Commercial Services & Supplies - 3.0%
Cenveo, Inc. (a)(f)	3,858,300	20,758
Deluxe Corp.	1,786,873	43,689
R.R. Donnelley & Sons Co.	450,900	7,990
Republic Services, Inc.	1,317,784	40,640
The Brink's Co.	464,740	12,548
Waste Management, Inc.	483,234	18,300
		143,925
Electrical Equipment - 2.2%
Belden, Inc.	1,170,366	40,682
Emerson Electric Co.	163,500	9,627
General Cable Corp. (a)	441,500	16,340
Harbin Electric, Inc. (a)(e)	548,369	10,474
Polypore International, Inc. (a)	548,400	26,405
		103,528
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	109,910	4,145
General Electric Co.	1,103,883	22,232
Textron, Inc.	550,200	14,465
Tyco International Ltd.	187,433	8,403
		49,245
Machinery - 2.8%
Accuride Corp. (a)	5,737	86
Accuride Corp. warrants 2/26/12 (a)	778,347	117
Badger Meter, Inc. (e)	228,561	9,369
Fiat Industrial SpA (a)	1,634,423	22,118
Ingersoll-Rand Co. Ltd.	1,114,900	52,623
Mueller Water Products, Inc. Class A	1,202,599	4,810
Navistar International Corp. (a)	169,800	11,012
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Timken Co.	464,948	$ 21,862
WABCO Holdings, Inc. (a)	211,533	12,354
		134,351
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	10,554
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	830,314	11,492
CSX Corp.	109,400	7,724
Hertz Global Holdings, Inc. (a)(e)	2,518,600	37,049
		56,265
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	656,176	8,563
TOTAL INDUSTRIALS		805,812
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.1%
JDS Uniphase Corp. (a)	163,300	2,771
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	328,000	11,683
DDi Corp.	295,899	3,334
Flextronics International Ltd. (a)	9,134,646	72,986
TTM Technologies, Inc. (a)	1,190,636	18,931
Viasystems Group, Inc. (a)	290,108	5,869
		112,803
Internet Software & Services - 0.3%
NetEase.com, Inc. sponsored ADR (a)	191,500	7,725
VeriSign, Inc.	194,300	6,538
		14,263
IT Services - 0.9%
Alliance Data Systems Corp. (a)(e)	356,809	25,241
CACI International, Inc. Class A (a)	248,000	13,762
Cognizant Technology Solutions Corp. Class A (a)	56,200	4,100
		43,103
Semiconductors & Semiconductor Equipment - 7.5%
Amkor Technology, Inc. (a)(e)	5,242,218	42,672
Cypress Semiconductor Corp. (a)	651,200	14,098
Fairchild Semiconductor International, Inc. (a)	548,500	9,763
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	454,981	$ 9,764
Micron Technology, Inc. (a)	1,737,600	18,314
National Semiconductor Corp.	1,714,276	25,988
ON Semiconductor Corp. (a)	21,579,802	238,455
		359,054
Software - 0.1%
Microsoft Corp.	108,800	3,016
Nuance Communications, Inc. (a)	163,600	3,326
		6,342
TOTAL INFORMATION TECHNOLOGY		538,336
MATERIALS - 12.6%
Chemicals - 9.9%
Albemarle Corp.	635,192	35,672
Arch Chemicals, Inc.	344,342	12,479
Celanese Corp. Class A	2,472,953	102,603
Dow Chemical Co.	1,284,894	45,588
Ferro Corp. (a)	722,400	11,139
FMC Corp.	178,600	13,584
H.B. Fuller Co.	1,582,241	36,059
LyondellBasell Industries NV Class A (a)	2,811,151	101,033
Nalco Holding Co.	740,569	22,558
OMNOVA Solutions, Inc. (a)(f)	2,749,107	19,326
Phosphate Holdings, Inc. (a)	307,500	3,998
Solutia, Inc. (a)	657,600	15,401
W.R. Grace & Co. (a)	1,601,519	56,838
		476,278
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	421,000	12,415
Rock-Tenn Co. Class A (e)	429,702	28,683
		41,098
Metals & Mining - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	526,100	22,643
Compass Minerals International, Inc.	258,500	23,748
Ormet Corp. (a)	330,000	1,964
Ormet Corp. (a)(h)	1,075,000	6,396
Teck Resources Ltd. Class B (sub. vtg.)	417,300	25,281
		80,032
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	518,300	$ 9,982
TOTAL MATERIALS		607,390
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
PAETEC Holding Corp. (a)	2,980,233	11,772
Qwest Communications International, Inc.	4,637,500	33,065
		44,837
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	871,891	36,768
Sprint Nextel Corp. (a)	5,692,987	25,732
		62,500
TOTAL TELECOMMUNICATION SERVICES		107,337
UTILITIES - 3.6%
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	10,901,923	135,184
Calpine Corp. (a)	2,479,900	35,388
		170,572
TOTAL COMMON STOCKS (Cost $3,697,202)		4,513,454
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	14,319
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,633
TOTAL PREFERRED STOCKS (Cost $16,677)		17,952
Nonconvertible Bonds - 1.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	$ 1,053
7.125% 7/15/13 (d)	8,320	2,850
7.2% 1/15/49 (d)	22,980	7,813
8.25% 7/15/23 (d)	25,035	8,762
8.375% 7/15/33 (d)	50,210	17,825
8.8% 3/1/21 (d)	10,765	3,741
		42,044
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	8,360	1
7.75% 8/15/16 (d)	9,380	1
		2
TOTAL CONSUMER DISCRETIONARY		42,046
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	4,860
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	0
TOTAL NONCONVERTIBLE BONDS (Cost $29,698)		46,906
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. term loan 4.51% 3/31/17 (g)	9,586	9,418
INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.76% 3/23/14 (g)	10,947	10,195
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7864% 10/10/14 (g)	$ 5,677	$ 4,669
TOTAL FLOATING RATE LOANS (Cost $22,352)		24,282
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	189,091,678	189,092
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	97,495,930	97,496
TOTAL MONEY MARKET FUNDS (Cost $286,588)		286,588
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,052,517)		4,889,182
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(82,815)
NET ASSETS - 100%		$ 4,806,367
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,396,000 or 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 102
Fidelity Securities Lending Cash Central Fund	214
Total	$ 316
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 23,767	$ -	$ -	$ -	$ 20,758
Gray Television, Inc.	7,399	1,624	-	-	7,457
OMNOVA Solutions, Inc.	-	22,300	-	-	19,326
ON Semiconductor Corp.	155,780	-	16,844	-	-
Service Corp. International	150,430	-	18,657	1,323	133,142
Total	$ 337,376	$ 23,924	$ 35,501	$ 1,323	$ 180,683
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 764,733	$ 764,733	$ -	$ -
Consumer Staples	104,258	100,625	-	3,633
Energy	676,550	662,231	14,319	-
Financials	477,421	477,421	-	-
Health Care	278,997	278,997	-	-
Industrials	805,812	805,812	-	-
Information Technology	538,336	538,336	-	-
Materials	607,390	607,390	-	-
Telecommunication Services	107,337	107,337	-	-
Utilities	170,572	170,572	-	-
Corporate Bonds	46,906	-	46,906	-
Floating Rate Loans	24,282	-	24,282	-
Money Market Funds	286,588	286,588	-	-
Total Investments in Securities:	$ 4,889,182	$ 4,800,042	$ 85,507	$ 3,633
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 4,950
Total Realized Gain (Loss)	(1)
Total Unrealized Gain (Loss)	52
Cost of Purchases	-
Proceeds of Sales	(1,632)
Amortization/Accretion	264
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,633
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 51

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $988,870,000 of which $297,190,000 and $691,680,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,326) - See accompanying schedule: Unaffiliated issuers (cost $3,552,865)	$ 4,421,911
Fidelity Central Funds (cost $286,588)	286,588
Other affiliated issuers (cost $213,064)	180,683
Total Investments (cost $4,052,517)		$ 4,889,182
Cash		37
Receivable for investments sold		38,928
Receivable for fund shares sold		4,512
Dividends receivable		562
Interest receivable		95
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		11
Other receivables		52
Total assets		4,933,425

Liabilities
Payable for investments purchased	$ 19,188
Payable for fund shares redeemed	7,073
Accrued management fee	2,418
Other affiliated payables	843
Other payables and accrued expenses	40
Collateral on securities loaned, at value	97,496
Total liabilities		127,058

Net Assets		$ 4,806,367
Net Assets consist of:
Paid in capital		$ 4,896,170
Distributions in excess of net investment income		(6,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(920,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		836,665
Net Assets		$ 4,806,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($4,305,528 ÷ 147,701 shares)	$ 29.15

Class K: Net Asset Value, offering price and redemption price per share ($500,839 ÷ 17,186 shares)	$ 29.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $1,323 earned from other affiliated issuers)		$ 17,169
Interest		3,421
Income from Fidelity Central Funds		316
Total income		20,906

Expenses
Management fee	$ 13,351
Transfer agent fees	4,460
Accounting and security lending fees	536
Custodian fees and expenses	27
Independent trustees' compensation	12
Registration fees	50
Audit	35
Legal	36
Miscellaneous	23
Total expenses before reductions	18,530
Expense reductions	(53)	18,477
Net investment income (loss)		2,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,097
Other affiliated issuers	14,205
Foreign currency transactions	(13)
Total net realized gain (loss)		86,289
Change in net unrealized appreciation (depreciation) on: Investment securities	873,964
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		873,966
Net gain (loss)		960,255
Net increase (decrease) in net assets resulting from operations		$ 962,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,429	$ 13,810
Net realized gain (loss)	86,289	201,065
Change in net unrealized appreciation (depreciation)	873,966	593,648
Net increase (decrease) in net assets resulting from operations	962,684	808,523
Distributions to shareholders from net investment income	(19,058)	(23,690)
Share transactions - net increase (decrease)	(530,385)	(373,729)
Redemption fees	180	970
Total increase (decrease) in net assets	413,421	412,074

Net Assets
Beginning of period	4,392,946	3,980,872
End of period (including distributions in excess of net investment income of $6,348 and undistributed net investment income of $10,281, respectively)	$ 4,806,367	$ 4,392,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 19.55	$ 31.09	$ 33.78	$ 28.07	$ 25.48
Income from Investment Operations
Net investment income (loss) D	.01	.07	.21	.14	.44 G	.16
Net realized and unrealized gain (loss)	5.75	3.99	(11.37)	(1.06)	6.78	3.04
Total from investment operations	5.76	4.06	(11.16)	(.92)	7.22	3.20
Distributions from net investment income	(.11)	(.11)	(.14)	(.39)	(.12)	(.21)
Distributions from net realized gain	-	-	(.25)	(1.39)	(1.40)	(.41)
Total distributions	(.11)	(.11)	(.39)	(1.78)	(1.52)	(.62)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.01
Net asset value, end of period	$ 29.15	$ 23.50	$ 19.55	$ 31.09	$ 33.78	$ 28.07
Total Return B, C	24.56%	20.84%	(35.99)%	(2.76)%	27.08%	12.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.92%	.83%	.83%	.86%
Expenses net of fee waivers, if any	.86% A	.88%	.92%	.83%	.83%	.86%
Expenses net of all reductions	.86% A	.88%	.92%	.83%	.83%	.85%
Net investment income (loss)	.09% A	.29%	1.17%	.44%	1.43% G	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 4,306	$ 3,983	$ 3,714	$ 8,032	$ 7,830	$ 4,174
Portfolio turnover rate F	11% A	21%	34%	30%	20%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.52	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.03	.11	.21	.05
Net realized and unrealized gain (loss)	5.74	4.00	(11.35)	(3.04)
Total from investment operations	5.77	4.11	(11.14)	(2.99)
Distributions from net investment income	(.15)	(.15)	(.17)	-
Distributions from net realized gain	-	-	(.25)	-
Total distributions	(.15)	(.15)	(.42)	-
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 29.14	$ 23.52	$ 19.56	$ 31.11
Total Return B, C	24.64%	21.09%	(35.86)%	(8.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70%	.71%	.70%A
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.70%A
Expenses net of all reductions	.69% A	.69%	.71%	.70%A
Net investment income (loss)	.26% A	.47%	1.39%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 500,839	$ 409,934	$ 267,351	$ 91
Portfolio turnover rate F	11% A	21%	34%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 1 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,305,653
Gross unrealized depreciation	(485,335)
Net unrealized appreciation (depreciation) on securities and other investments	$ 820,318
Tax cost	$ 4,068,864

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $242,593 and $905,538, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 4,347.22
Class K	113.05
	$ 4,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $214. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Leveraged Company Stock	$ 16,431	$ 21,247
Class K	2,627	2,443
Total	$ 19,058	$ 23,690

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Leveraged Company Stock
Shares sold	9,382	36,532	$ 247,291	$ 843,196
Conversion to Class K	-	(2,316)	-	(48,185)
Reinvestment of distributions	608	940	15,688	20,361
Shares redeemed	(31,745)	(55,646)	(789,457)	(1,272,555)
Net increase (decrease)	(21,755)	(20,490)	$ (526,478)	$ (457,183)
Class K
Shares sold	2,605	5,965	$ 67,659	$ 138,844
Conversion from Leveraged Company Stock	-	2,315	-	48,185
Reinvestment of distributions	103	113	2,627	2,443
Shares redeemed	(2,949)	(4,631)	(74,193)	(106,018)
Net increase (decrease)	(241)	3,762	$ (3,907)	$ 83,454

A Conversion transactions for Class K and Leveraged Company Stock are presented for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

LSF-K-USAN-0311
1.863384.102

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
OTC	.91%
Actual		$ 1,000.00	$ 1,269.60	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class K	.76%
Actual		$ 1,000.00	$ 1,270.40	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	8.4
Google, Inc. Class A	7.7	4.6
NVIDIA Corp.	5.0	1.9
Rackspace Hosting, Inc.	3.6	2.4
Sprint Nextel Corp.	3.1	3.3
Oracle Corp.	2.7	3.2
Comcast Corp. Class A	2.5	0.7
Microsoft Corp.	2.4	4.8
Research In Motion Ltd.	2.3	1.0
QUALCOMM, Inc.	2.2	2.4
	41.3
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	55.3	53.6
Consumer Discretionary	14.5	11.2
Health Care	13.2	13.5
Financials	5.2	7.8
Telecommunication Services	4.1	4.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 100.2%		Stocks 100.3%
	Short-Term Investments and Net Other Assets† (0.2)%		Short-Term Investments and Net Other Assets† (0.3)%
* Foreign investments	12.5%	** Foreign investments	10.6%

† Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.8%
Gentex Corp.	1,735,500	$ 55,657
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW) ADR	421,400	10,809
Tesla Motors, Inc. (a)(d)	2,250,100	54,227
Volkswagen AG ADR sponsored	392,400	12,000
		77,036
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)	174,600	7,227
Global Education & Technology Group Ltd. ADR (a)	1,341,600	12,074
		19,301
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	544,900	19,251
Bravo Brio Restaurant Group, Inc.	215,300	3,509
China Lodging Group Ltd. ADR	435,600	8,725
Ctrip.com International Ltd. sponsored ADR (a)	140,400	5,779
Starbucks Corp.	1,961,900	61,859
Wyndham Worldwide Corp.	248,500	6,990
Wynn Resorts Ltd.	84,200	9,795
		115,908
Household Durables - 1.0%
Harman International Industries, Inc. (a)	124,100	5,376
iRobot Corp. (a)(d)(e)	1,615,286	43,613
Lennar Corp. Class A	221,900	4,296
PulteGroup, Inc. (a)	572,400	4,516
SodaStream International Ltd.	89,900	3,865
Techtronic Industries Co. Ltd.	11,022,500	13,713
		75,379
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	915,130	155,243
E-Commerce China Dangdang, Inc. ADR	8,700	246
Expedia, Inc.	377,300	9,493
Netflix, Inc. (a)	98,600	21,108
Ocado Group PLC (a)	2,723,122	9,508
Priceline.com, Inc. (a)	88,800	38,053
		233,651
Media - 3.5%
Comcast Corp. Class A	7,868,100	178,999
Discovery Communications, Inc. (a)	1,339,200	52,229
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)(d)	227,500	$ 9,227
WPP PLC sponsored ADR	133,200	8,256
		248,711
Specialty Retail - 1.3%
Bed Bath & Beyond, Inc. (a)	445,200	21,370
Citi Trends, Inc. (a)	360,137	8,247
I.T Ltd.	7,742,000	5,243
O'Reilly Automotive, Inc. (a)	169,800	9,650
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	516,900	19,146
Urban Outfitters, Inc. (a)	806,600	27,279
		90,935
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	285,600	20,960
lululemon athletica, Inc. (a)(d)	826,473	56,762
Polo Ralph Lauren Corp. Class A	86,200	9,239
Steven Madden Ltd. (a)	803,000	30,651
Trinity Ltd.	5,764,000	5,219
		122,831
TOTAL CONSUMER DISCRETIONARY		1,039,409
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Hansen Natural Corp. (a)	115,900	6,565
Food & Staples Retailing - 0.2%
Droga Raia SA	37,000	581
Whole Foods Market, Inc.	279,000	14,427
		15,008
Food Products - 0.3%
Green Mountain Coffee Roasters, Inc. (a)	68,200	2,290
Tingyi (Cayman Islands) Holding Corp. ADR	109,100	5,400
Want Want China Holdings Ltd. ADR	217,500	9,038
		16,728
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)	44,800	1,699
TOTAL CONSUMER STAPLES		40,000
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
ION Geophysical Corp. (a)	3,015,000	$ 28,673
Oceaneering International, Inc. (a)	147,400	11,384
Saipem SpA ADR	879,300	22,079
Weatherford International Ltd. (a)	607,400	14,408
		76,544
Oil, Gas & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	217,300	11,676
Amyris, Inc. (d)	862,900	27,233
ATP Oil & Gas Corp. (a)(d)	1,585,500	26,890
Carrizo Oil & Gas, Inc. (a)	365,000	12,355
Massey Energy Co.	179,100	11,258
Petroleum Development Corp. (a)	236,200	10,749
Uranium One, Inc.	2,109,700	13,903
		114,064
TOTAL ENERGY		190,608
FINANCIALS - 5.2%
Commercial Banks - 2.9%
Associated Banc-Corp.	2,034,000	28,435
FirstMerit Corp.	532,300	9,752
Fulton Financial Corp.	680,000	7,018
Huntington Bancshares, Inc.	4,903,000	35,498
National Penn Bancshares, Inc.	904,000	7,377
Popular, Inc. (a)	2,611,900	8,384
Standard Chartered PLC	516,200	13,421
Susquehanna Bancshares, Inc., Pennsylvania	144,100	1,378
SVB Financial Group (a)	366,205	19,215
Wells Fargo & Co.	1,344,400	43,585
Zions Bancorporation	1,543,706	36,401
		210,464
Diversified Financial Services - 1.8%
Citigroup, Inc. (a)	9,563,800	46,098
CME Group, Inc.	205,100	63,286
Hong Kong Exchanges and Clearing Ltd.	407,600	9,347
JPMorgan Chase & Co.	158,300	7,114
NBH Holdings Corp. Class A (a)(f)	110,800	1,856
		127,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.3%
Genworth Financial, Inc. Class A (a)	956,800	$ 12,984
Protective Life Corp.	250,800	6,915
		19,899
Real Estate Management & Development - 0.0%
China Real Estate Information Corp. ADR (a)(d)	45,463	341
Thrifts & Mortgage Finance - 0.2%
The PMI Group, Inc. (a)	716,900	2,086
Washington Federal, Inc.	538,270	9,307
		11,393
TOTAL FINANCIALS		369,798
HEALTH CARE - 13.2%
Biotechnology - 8.4%
3SBio, Inc. sponsored ADR (a)	157,047	2,527
Alexion Pharmaceuticals, Inc. (a)	702,760	58,905
Allos Therapeutics, Inc. (a)(d)	1,352,000	4,543
Alnylam Pharmaceuticals, Inc. (a)	516,200	5,330
Amarin Corp. PLC ADR (a)	6,981,439	61,995
Amgen, Inc. (a)	2,173,300	119,705
Amylin Pharmaceuticals, Inc. (a)	1,478,009	23,914
Anthera Pharmaceuticals, Inc. (d)	1,312,200	5,091
ARIAD Pharmaceuticals, Inc. (a)	2,156,200	13,746
BioMarin Pharmaceutical, Inc. (a)	579,500	14,731
Cephalon, Inc. (a)	101,700	6,008
Cepheid, Inc. (a)	649,600	15,434
Dendreon Corp. (a)	1,201,136	42,088
Genomic Health, Inc. (a)	421,320	9,383
Genzyme Corp. (a)	176,900	12,976
Human Genome Sciences, Inc. (a)	2,414,512	58,576
ImmunoGen, Inc. (a)	297,309	2,456
Inhibitex, Inc. (a)	1,848,100	4,204
InterMune, Inc. (a)	680,820	25,442
Isis Pharmaceuticals, Inc. (a)(d)	1,126,949	10,255
NPS Pharmaceuticals, Inc. (a)	900,800	9,013
ONYX Pharmaceuticals, Inc. (a)	499,100	17,611
Pharmasset, Inc. (a)	171,300	8,301
Seattle Genetics, Inc. (a)	1,402,103	22,980
Targacept, Inc. (a)	216,749	5,583
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	537,800	$ 11,315
Vertex Pharmaceuticals, Inc. (a)	775,288	30,151
		602,263
Health Care Equipment & Supplies - 0.7%
Mako Surgical Corp. (a)(d)	1,312,863	20,376
Masimo Corp.	652,300	19,553
NxStage Medical, Inc. (a)	481,415	11,573
		51,502
Health Care Providers & Services - 1.3%
Accretive Health, Inc. (d)(e)	5,297,602	96,099
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	645,900	27,735
SXC Health Solutions Corp. (a)	233,100	11,223
		38,958
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (a)	1,681,982	116,629
QIAGEN NV (a)	923,900	17,046
		133,675
Pharmaceuticals - 0.3%
Elan Corp. PLC sponsored ADR (a)	1,182,951	7,985
Teva Pharmaceutical Industries Ltd. sponsored ADR	260,800	14,253
		22,238
TOTAL HEALTH CARE		944,735
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	338,351	9,541
BE Aerospace, Inc. (a)	357,000	13,812
Rolls-Royce Group PLC sponsored ADR	290,900	14,897
		38,250
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	92,500	7,131
Airlines - 0.2%
United Continental Holdings, Inc. (a)	584,800	14,854
Construction & Engineering - 1.2%
Fluor Corp.	364,500	25,220
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler Ag (a)	1,332,600	$ 49,053
Jacobs Engineering Group, Inc. (a)	205,500	10,557
		84,830
Electrical Equipment - 0.3%
Fushi Copperweld, Inc. (a)	617,600	5,954
II-VI, Inc. (a)	69,210	3,418
Polypore International, Inc. (a)	187,000	9,004
		18,376
Machinery - 1.2%
Chart Industries, Inc. (a)	657,000	23,862
Joy Global, Inc.	107,400	9,363
PACCAR, Inc.	643,599	36,357
Sandvik AB sponsored ADR	1,026,300	20,228
		89,810
Road & Rail - 0.1%
Saia, Inc. (a)	287,000	4,107
Trading Companies & Distributors - 0.3%
DXP Enterprises, Inc. (a)	259,915	5,661
Kaman Corp.	487,400	14,347
Rush Enterprises, Inc. Class A (a)	238,500	4,548
		24,556
TOTAL INDUSTRIALS		281,914
INFORMATION TECHNOLOGY - 55.3%
Communications Equipment - 7.6%
Acme Packet, Inc. (a)	386,674	20,795
Aruba Networks, Inc. (a)(d)	2,197,600	47,358
Cisco Systems, Inc. (a)	1,810,900	38,301
HTC Corp.	504,850	17,020
Juniper Networks, Inc. (a)	1,404,500	52,135
Nokia Corp. sponsored ADR	673,900	7,211
QUALCOMM, Inc.	2,928,300	158,509
Research In Motion Ltd. (a)	2,742,300	162,097
Riverbed Technology, Inc. (a)	948,500	34,023
Sandvine Corp. (a)	2,149,698	6,201
		543,650
Computers & Peripherals - 11.0%
Apple, Inc. (a)	2,077,300	704,865
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,141,800	$ 62,491
SanDisk Corp. (a)	520,250	23,604
		790,960
Electronic Equipment & Components - 0.3%
E Ink Holdings, Inc. GDR (a)(f)	44,300	808
FLIR Systems, Inc. (a)	237,200	7,363
HLS Systems International Ltd. (a)	305,199	4,898
IPG Photonics Corp. (a)	312,158	10,816
		23,885
Internet Software & Services - 13.8%
eBay, Inc. (a)	3,685,100	111,880
Google, Inc. Class A (a)	915,322	549,523
LogMeIn, Inc. (a)	881,040	33,946
Mail.ru Group Ltd. GDR unit (a)(f)	11,300	402
OpenTable, Inc. (a)(d)	186,800	14,686
QuinStreet, Inc. (d)	752,400	16,937
Rackspace Hosting, Inc. (a)(d)(e)	7,801,934	261,443
YouKu.com, Inc. ADR (a)	9,000	267
		989,084
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,485,645	108,378
Echo Global Logistics, Inc. (a)(d)(e)	1,855,790	21,564
iGate Corp.	1,337,200	20,593
		150,535
Semiconductors & Semiconductor Equipment - 9.7%
Amkor Technology, Inc. (a)(d)	883,127	7,189
ASML Holding NV	411,300	17,279
Broadcom Corp. Class A	986,800	44,495
Cypress Semiconductor Corp. (a)	696,450	15,078
First Solar, Inc. (a)(d)	66,136	10,223
GT Solar International, Inc. (a)	656,400	7,250
Inphi Corp.	31,700	600
Lam Research Corp. (a)	986,000	49,192
Marvell Technology Group Ltd. (a)	3,076,100	58,477
Mellanox Technologies Ltd. (a)	1,242,951	33,995
Micron Technology, Inc. (a)	3,843,000	40,505
NVIDIA Corp. (a)	15,013,781	359,130
Spreadtrum Communications, Inc. ADR (a)(d)	534,300	11,487
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Standard Microsystems Corp. (a)	345,700	$ 8,314
Volterra Semiconductor Corp. (a)	1,206,500	29,982
		693,196
Software - 10.8%
Ariba, Inc. (a)	484,796	13,618
BMC Software, Inc. (a)	127,500	6,082
BroadSoft, Inc. (a)(d)(e)	1,269,870	35,188
Check Point Software Technologies Ltd. (a)	1,081,800	48,194
DemandTec, Inc. (a)	800,233	9,643
Fortinet, Inc. (a)	467,300	17,968
Gameloft (a)(e)	7,439,224	50,616
Informatica Corp. (a)	250,400	11,619
Kingdee International Software Group Co. Ltd.	6,530,000	4,296
Microsoft Corp.	6,124,965	169,815
Oracle Corp.	6,029,700	193,131
Pegasystems, Inc. (d)	1,475,656	50,438
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	1,688,429	39,205
QLIK Technologies, Inc.	21,500	499
salesforce.com, Inc. (a)	48,400	6,250
SolarWinds, Inc. (a)	753,700	14,245
SuccessFactors, Inc. (a)	911,071	26,530
Synchronoss Technologies, Inc. (a)	1,710,640	48,685
Taleo Corp. Class A (a)	909,722	26,800
Velti Ltd. (a)	13,400	191
		773,013
TOTAL INFORMATION TECHNOLOGY		3,964,323
MATERIALS - 0.7%
Chemicals - 0.4%
Celanese Corp. Class A	153,900	6,385
Dow Chemical Co.	354,000	12,560
Innophos Holdings, Inc.	320,556	10,633
		29,578
Metals & Mining - 0.3%
Randgold Resources Ltd. sponsored ADR	322,100	24,637
TOTAL MATERIALS		54,215
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	397,790	$ 5,828
Global Crossing Ltd. (a)	2,495,900	33,270
		39,098
Wireless Telecommunication Services - 3.6%
Clearwire Corp. Class A (a)(d)	6,818,153	36,068
Sprint Nextel Corp. (a)	48,868,206	220,884
		256,952
TOTAL TELECOMMUNICATION SERVICES		296,050
TOTAL COMMON STOCKS (Cost $5,965,263)		7,181,052
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.19% (b)	361	0*
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	301,422,972	301,423
TOTAL MONEY MARKET FUNDS (Cost $301,423)		301,423
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $6,266,686)		7,482,475
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(312,471)
NET ASSETS - 100%		$ 7,170,004
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,066,000 or 0.0% of net assets.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	2,806
Total	$ 2,818
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 919	$ 77,613	$ -	$ -	$ 96,099
Alphatec Holdings, Inc.	21,863	1,075	11,983	-	-
BroadSoft, Inc.	-	29,967	4,408	-	35,188
Echo Global Logistics, Inc.	2,905	23,108	-	-	21,564
Gameloft	36,748	-	-	-	50,616
iRobot Corp.	34,374	-	1,379	-	43,613
Rackspace Hosting, Inc.	142,387	41,126	30,257	-	261,443
Total	$ 239,196	$ 172,889	$ 48,027	$ -	$ 508,523
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,039,409	$ 1,039,409	$ -	$ -
Consumer Staples	40,000	40,000	-	-
Energy	190,608	190,608	-	-
Financials	369,798	367,942	1,856	-
Health Care	944,735	944,735	-	-
Industrials	281,914	281,914	-	-
Information Technology	3,964,323	3,964,323	-	-
Materials	54,215	54,215	-	-
Telecommunication Services	296,050	296,050	-	-
Money Market Funds	301,423	301,423	-	-
Total Investments in Securities:	$ 7,482,475	$ 7,480,619	$ 1,856	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,161
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,161)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
Canada	2.8%
Israel	1.4%
United Kingdom	1.4%
Cayman Islands	1.3%
Bermuda	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,651,048,000 of which $1,249,895,000 and $401,153,000 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $295,049) - See accompanying schedule: Unaffiliated issuers (cost $5,625,747)	$ 6,672,529
Fidelity Central Funds (cost $301,423)	301,423
Other affiliated issuers (cost $339,516)	508,523
Total Investments (cost $6,266,686)		$ 7,482,475
Foreign currency held at value (cost $515)		516
Receivable for investments sold		84,548
Receivable for fund shares sold		12,891
Dividends receivable		356
Distributions receivable from Fidelity Central Funds		205
Prepaid expenses		16
Other receivables		889
Total assets		7,581,896

Liabilities
Payable to custodian bank	$ 388
Payable for investments purchased	88,049
Payable for fund shares redeemed	10,195
Accrued management fee	4,562
Notes payable	6,008
Other affiliated payables	1,055
Other payables and accrued expenses	212
Collateral on securities loaned, at value	301,423
Total liabilities		411,892

Net Assets		$ 7,170,004
Net Assets consist of:
Paid in capital		$ 7,357,006
Accumulated net investment loss		(12,933)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,389,792)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,215,723
Net Assets		$ 7,170,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($5,928,615 ÷ 103,780 shares)	$ 57.13

Class K: Net Asset Value, offering price and redemption price per share ($1,241,389 ÷ 21,624 shares)	$ 57.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,233
Interest		4
Income from Fidelity Central Funds (including $2,806 from security lending)		2,818
Total income		15,055

Expenses
Management fee Basic fee	$ 19,458
Performance adjustment	2,195
Transfer agent fees	5,544
Accounting and security lending fees	594
Custodian fees and expenses	235
Independent trustees' compensation	19
Registration fees	48
Audit	36
Legal	22
Interest	9
Miscellaneous	31
Total expenses before reductions	28,191
Expense reductions	(315)	27,876
Net investment income (loss)		(12,821)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	342,470
Other affiliated issuers	(4,705)
Foreign currency transactions	67
Total net realized gain (loss)		337,832
Change in net unrealized appreciation (depreciation) on: Investment securities	1,190,712
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		1,190,696
Net gain (loss)		1,528,528
Net increase (decrease) in net assets resulting from operations		$ 1,515,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,821)	$ (29,657)
Net realized gain (loss)	337,832	1,053,989
Change in net unrealized appreciation (depreciation)	1,190,696	(204,398)
Net increase (decrease) in net assets resulting from operations	1,515,707	819,934
Share transactions - net increase (decrease)	(362,099)	30,686
Total increase (decrease) in net assets	1,153,608	850,620

Net Assets
Beginning of period	6,016,396	5,165,776
End of period (including accumulated net investment loss of $12,933 and accumulated net investment loss of $112, respectively)	$ 7,170,004	$ 6,016,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 45.00	$ 38.73	$ 44.66	$ 47.09	$ 34.70	$ 35.99
Income from Investment Operations
Net investment income (loss) D	(.11)	(.23)	(.12)	(.20)	(.19)	(.10) G
Net realized and unrealized gain (loss)	12.24	6.50	(5.81)	(2.23)	12.58	(1.19)
Total from investment operations	12.13	6.27	(5.93)	(2.43)	12.39	(1.29)
Net asset value, end of period	$ 57.13	$ 45.00	$ 38.73	$ 44.66	$ 47.09	$ 34.70
Total Return B, C	26.96%	16.19%	(13.28)%	(5.16)%	35.71%	(3.58)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	1.06%	1.13%	1.06%	.96%	.80%
Expenses net of fee waivers, if any	.91% A	1.06%	1.13%	1.06%	.96%	.80%
Expenses net of all reductions	.90% A	1.04%	1.13%	1.05%	.95%	.75%
Net investment income (loss)	(.43)% A	(.51)%	(.37)%	(.42)%	(.45)%	(.26)% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,929	$ 5,080	$ 4,677	$ 6,871	$ 8,778	$ 7,370
Portfolio turnover rate F	133% A	163%	151%	145%	121%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34%).

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.07)	(.16)	(.05)	(.05)
Net realized and unrealized gain (loss)	12.29	6.52	(5.80)	(3.06)
Total from investment operations	12.22	6.36	(5.85)	(3.11)
Net asset value, end of period	$ 57.41	$ 45.19	$ 38.83	$ 44.68
Total Return B, C	27.04%	16.38%	(13.09)%	(6.51)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.90%	.92%	.91% A
Expenses net of fee waivers, if any	.76% A	.90%	.92%	.91% A
Expenses net of all reductions	.75% A	.88%	.92%	.91% A
Net investment income (loss)	(.28)% A	(.35)%	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241,389	$ 936,256	$ 488,683	$ 93
Portfolio turnover rate F	133% A	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,480,221
Gross unrealized depreciation	(352,367)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,127,854
Tax cost	$ 6,354,621

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,218,500 and $4,600,007, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,270.20
Class K	274.05
	$ 5,544

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $167 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,747.45%		$ 8

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $72 from securities loaned to FCM.

Bank Borrowings. The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,977. The weighted average interest rate was .69%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $315 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010A	Six months ended January 31, 2011	Year ended July 31, 2010A
OTC
Shares sold	8,431	27,879	$ 441,821	$ 1,242,349
Conversion to Class K	-	(520)	-	(20,492)
Shares redeemed	(17,533)	(35,233)	(855,919)	(1,562,257)
Net increase (decrease)	(9,102)	(7,874)	$ (414,098)	$ (340,400)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010A	Six months ended January 31, 2011	Year ended July 31, 2010A
Class K
Shares sold	3,587	11,838	$ 183,469	$ 538,757
Conversion from OTC	-	518	-	20,492
Shares redeemed	(2,680)	(4,224)	(131,470)	(188,163)
Net increase (decrease)	907	8,132	$ 51,999	$ 371,086

A Conversion transactions for Class K and OTC are presented for the period August 1, 2009 through August 31, 2009

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

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Semiannual Report

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OTC-USAN-0311
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Fidelity®

OTC

Portfolio -
Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
OTC	.91%
Actual		$ 1,000.00	$ 1,269.60	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class K	.76%
Actual		$ 1,000.00	$ 1,270.40	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	8.4
Google, Inc. Class A	7.7	4.6
NVIDIA Corp.	5.0	1.9
Rackspace Hosting, Inc.	3.6	2.4
Sprint Nextel Corp.	3.1	3.3
Oracle Corp.	2.7	3.2
Comcast Corp. Class A	2.5	0.7
Microsoft Corp.	2.4	4.8
Research In Motion Ltd.	2.3	1.0
QUALCOMM, Inc.	2.2	2.4
	41.3
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	55.3	53.6
Consumer Discretionary	14.5	11.2
Health Care	13.2	13.5
Financials	5.2	7.8
Telecommunication Services	4.1	4.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 100.2%		Stocks 100.3%
	Short-Term Investments and Net Other Assets† (0.2)%		Short-Term Investments and Net Other Assets† (0.3)%
* Foreign investments	12.5%	** Foreign investments	10.6%

† Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.8%
Gentex Corp.	1,735,500	$ 55,657
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW) ADR	421,400	10,809
Tesla Motors, Inc. (a)(d)	2,250,100	54,227
Volkswagen AG ADR sponsored	392,400	12,000
		77,036
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)	174,600	7,227
Global Education & Technology Group Ltd. ADR (a)	1,341,600	12,074
		19,301
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	544,900	19,251
Bravo Brio Restaurant Group, Inc.	215,300	3,509
China Lodging Group Ltd. ADR	435,600	8,725
Ctrip.com International Ltd. sponsored ADR (a)	140,400	5,779
Starbucks Corp.	1,961,900	61,859
Wyndham Worldwide Corp.	248,500	6,990
Wynn Resorts Ltd.	84,200	9,795
		115,908
Household Durables - 1.0%
Harman International Industries, Inc. (a)	124,100	5,376
iRobot Corp. (a)(d)(e)	1,615,286	43,613
Lennar Corp. Class A	221,900	4,296
PulteGroup, Inc. (a)	572,400	4,516
SodaStream International Ltd.	89,900	3,865
Techtronic Industries Co. Ltd.	11,022,500	13,713
		75,379
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	915,130	155,243
E-Commerce China Dangdang, Inc. ADR	8,700	246
Expedia, Inc.	377,300	9,493
Netflix, Inc. (a)	98,600	21,108
Ocado Group PLC (a)	2,723,122	9,508
Priceline.com, Inc. (a)	88,800	38,053
		233,651
Media - 3.5%
Comcast Corp. Class A	7,868,100	178,999
Discovery Communications, Inc. (a)	1,339,200	52,229
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)(d)	227,500	$ 9,227
WPP PLC sponsored ADR	133,200	8,256
		248,711
Specialty Retail - 1.3%
Bed Bath & Beyond, Inc. (a)	445,200	21,370
Citi Trends, Inc. (a)	360,137	8,247
I.T Ltd.	7,742,000	5,243
O'Reilly Automotive, Inc. (a)	169,800	9,650
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	516,900	19,146
Urban Outfitters, Inc. (a)	806,600	27,279
		90,935
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	285,600	20,960
lululemon athletica, Inc. (a)(d)	826,473	56,762
Polo Ralph Lauren Corp. Class A	86,200	9,239
Steven Madden Ltd. (a)	803,000	30,651
Trinity Ltd.	5,764,000	5,219
		122,831
TOTAL CONSUMER DISCRETIONARY		1,039,409
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Hansen Natural Corp. (a)	115,900	6,565
Food & Staples Retailing - 0.2%
Droga Raia SA	37,000	581
Whole Foods Market, Inc.	279,000	14,427
		15,008
Food Products - 0.3%
Green Mountain Coffee Roasters, Inc. (a)	68,200	2,290
Tingyi (Cayman Islands) Holding Corp. ADR	109,100	5,400
Want Want China Holdings Ltd. ADR	217,500	9,038
		16,728
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)	44,800	1,699
TOTAL CONSUMER STAPLES		40,000
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
ION Geophysical Corp. (a)	3,015,000	$ 28,673
Oceaneering International, Inc. (a)	147,400	11,384
Saipem SpA ADR	879,300	22,079
Weatherford International Ltd. (a)	607,400	14,408
		76,544
Oil, Gas & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	217,300	11,676
Amyris, Inc. (d)	862,900	27,233
ATP Oil & Gas Corp. (a)(d)	1,585,500	26,890
Carrizo Oil & Gas, Inc. (a)	365,000	12,355
Massey Energy Co.	179,100	11,258
Petroleum Development Corp. (a)	236,200	10,749
Uranium One, Inc.	2,109,700	13,903
		114,064
TOTAL ENERGY		190,608
FINANCIALS - 5.2%
Commercial Banks - 2.9%
Associated Banc-Corp.	2,034,000	28,435
FirstMerit Corp.	532,300	9,752
Fulton Financial Corp.	680,000	7,018
Huntington Bancshares, Inc.	4,903,000	35,498
National Penn Bancshares, Inc.	904,000	7,377
Popular, Inc. (a)	2,611,900	8,384
Standard Chartered PLC	516,200	13,421
Susquehanna Bancshares, Inc., Pennsylvania	144,100	1,378
SVB Financial Group (a)	366,205	19,215
Wells Fargo & Co.	1,344,400	43,585
Zions Bancorporation	1,543,706	36,401
		210,464
Diversified Financial Services - 1.8%
Citigroup, Inc. (a)	9,563,800	46,098
CME Group, Inc.	205,100	63,286
Hong Kong Exchanges and Clearing Ltd.	407,600	9,347
JPMorgan Chase & Co.	158,300	7,114
NBH Holdings Corp. Class A (a)(f)	110,800	1,856
		127,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.3%
Genworth Financial, Inc. Class A (a)	956,800	$ 12,984
Protective Life Corp.	250,800	6,915
		19,899
Real Estate Management & Development - 0.0%
China Real Estate Information Corp. ADR (a)(d)	45,463	341
Thrifts & Mortgage Finance - 0.2%
The PMI Group, Inc. (a)	716,900	2,086
Washington Federal, Inc.	538,270	9,307
		11,393
TOTAL FINANCIALS		369,798
HEALTH CARE - 13.2%
Biotechnology - 8.4%
3SBio, Inc. sponsored ADR (a)	157,047	2,527
Alexion Pharmaceuticals, Inc. (a)	702,760	58,905
Allos Therapeutics, Inc. (a)(d)	1,352,000	4,543
Alnylam Pharmaceuticals, Inc. (a)	516,200	5,330
Amarin Corp. PLC ADR (a)	6,981,439	61,995
Amgen, Inc. (a)	2,173,300	119,705
Amylin Pharmaceuticals, Inc. (a)	1,478,009	23,914
Anthera Pharmaceuticals, Inc. (d)	1,312,200	5,091
ARIAD Pharmaceuticals, Inc. (a)	2,156,200	13,746
BioMarin Pharmaceutical, Inc. (a)	579,500	14,731
Cephalon, Inc. (a)	101,700	6,008
Cepheid, Inc. (a)	649,600	15,434
Dendreon Corp. (a)	1,201,136	42,088
Genomic Health, Inc. (a)	421,320	9,383
Genzyme Corp. (a)	176,900	12,976
Human Genome Sciences, Inc. (a)	2,414,512	58,576
ImmunoGen, Inc. (a)	297,309	2,456
Inhibitex, Inc. (a)	1,848,100	4,204
InterMune, Inc. (a)	680,820	25,442
Isis Pharmaceuticals, Inc. (a)(d)	1,126,949	10,255
NPS Pharmaceuticals, Inc. (a)	900,800	9,013
ONYX Pharmaceuticals, Inc. (a)	499,100	17,611
Pharmasset, Inc. (a)	171,300	8,301
Seattle Genetics, Inc. (a)	1,402,103	22,980
Targacept, Inc. (a)	216,749	5,583
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	537,800	$ 11,315
Vertex Pharmaceuticals, Inc. (a)	775,288	30,151
		602,263
Health Care Equipment & Supplies - 0.7%
Mako Surgical Corp. (a)(d)	1,312,863	20,376
Masimo Corp.	652,300	19,553
NxStage Medical, Inc. (a)	481,415	11,573
		51,502
Health Care Providers & Services - 1.3%
Accretive Health, Inc. (d)(e)	5,297,602	96,099
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	645,900	27,735
SXC Health Solutions Corp. (a)	233,100	11,223
		38,958
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (a)	1,681,982	116,629
QIAGEN NV (a)	923,900	17,046
		133,675
Pharmaceuticals - 0.3%
Elan Corp. PLC sponsored ADR (a)	1,182,951	7,985
Teva Pharmaceutical Industries Ltd. sponsored ADR	260,800	14,253
		22,238
TOTAL HEALTH CARE		944,735
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	338,351	9,541
BE Aerospace, Inc. (a)	357,000	13,812
Rolls-Royce Group PLC sponsored ADR	290,900	14,897
		38,250
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	92,500	7,131
Airlines - 0.2%
United Continental Holdings, Inc. (a)	584,800	14,854
Construction & Engineering - 1.2%
Fluor Corp.	364,500	25,220
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler Ag (a)	1,332,600	$ 49,053
Jacobs Engineering Group, Inc. (a)	205,500	10,557
		84,830
Electrical Equipment - 0.3%
Fushi Copperweld, Inc. (a)	617,600	5,954
II-VI, Inc. (a)	69,210	3,418
Polypore International, Inc. (a)	187,000	9,004
		18,376
Machinery - 1.2%
Chart Industries, Inc. (a)	657,000	23,862
Joy Global, Inc.	107,400	9,363
PACCAR, Inc.	643,599	36,357
Sandvik AB sponsored ADR	1,026,300	20,228
		89,810
Road & Rail - 0.1%
Saia, Inc. (a)	287,000	4,107
Trading Companies & Distributors - 0.3%
DXP Enterprises, Inc. (a)	259,915	5,661
Kaman Corp.	487,400	14,347
Rush Enterprises, Inc. Class A (a)	238,500	4,548
		24,556
TOTAL INDUSTRIALS		281,914
INFORMATION TECHNOLOGY - 55.3%
Communications Equipment - 7.6%
Acme Packet, Inc. (a)	386,674	20,795
Aruba Networks, Inc. (a)(d)	2,197,600	47,358
Cisco Systems, Inc. (a)	1,810,900	38,301
HTC Corp.	504,850	17,020
Juniper Networks, Inc. (a)	1,404,500	52,135
Nokia Corp. sponsored ADR	673,900	7,211
QUALCOMM, Inc.	2,928,300	158,509
Research In Motion Ltd. (a)	2,742,300	162,097
Riverbed Technology, Inc. (a)	948,500	34,023
Sandvine Corp. (a)	2,149,698	6,201
		543,650
Computers & Peripherals - 11.0%
Apple, Inc. (a)	2,077,300	704,865
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,141,800	$ 62,491
SanDisk Corp. (a)	520,250	23,604
		790,960
Electronic Equipment & Components - 0.3%
E Ink Holdings, Inc. GDR (a)(f)	44,300	808
FLIR Systems, Inc. (a)	237,200	7,363
HLS Systems International Ltd. (a)	305,199	4,898
IPG Photonics Corp. (a)	312,158	10,816
		23,885
Internet Software & Services - 13.8%
eBay, Inc. (a)	3,685,100	111,880
Google, Inc. Class A (a)	915,322	549,523
LogMeIn, Inc. (a)	881,040	33,946
Mail.ru Group Ltd. GDR unit (a)(f)	11,300	402
OpenTable, Inc. (a)(d)	186,800	14,686
QuinStreet, Inc. (d)	752,400	16,937
Rackspace Hosting, Inc. (a)(d)(e)	7,801,934	261,443
YouKu.com, Inc. ADR (a)	9,000	267
		989,084
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,485,645	108,378
Echo Global Logistics, Inc. (a)(d)(e)	1,855,790	21,564
iGate Corp.	1,337,200	20,593
		150,535
Semiconductors & Semiconductor Equipment - 9.7%
Amkor Technology, Inc. (a)(d)	883,127	7,189
ASML Holding NV	411,300	17,279
Broadcom Corp. Class A	986,800	44,495
Cypress Semiconductor Corp. (a)	696,450	15,078
First Solar, Inc. (a)(d)	66,136	10,223
GT Solar International, Inc. (a)	656,400	7,250
Inphi Corp.	31,700	600
Lam Research Corp. (a)	986,000	49,192
Marvell Technology Group Ltd. (a)	3,076,100	58,477
Mellanox Technologies Ltd. (a)	1,242,951	33,995
Micron Technology, Inc. (a)	3,843,000	40,505
NVIDIA Corp. (a)	15,013,781	359,130
Spreadtrum Communications, Inc. ADR (a)(d)	534,300	11,487
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Standard Microsystems Corp. (a)	345,700	$ 8,314
Volterra Semiconductor Corp. (a)	1,206,500	29,982
		693,196
Software - 10.8%
Ariba, Inc. (a)	484,796	13,618
BMC Software, Inc. (a)	127,500	6,082
BroadSoft, Inc. (a)(d)(e)	1,269,870	35,188
Check Point Software Technologies Ltd. (a)	1,081,800	48,194
DemandTec, Inc. (a)	800,233	9,643
Fortinet, Inc. (a)	467,300	17,968
Gameloft (a)(e)	7,439,224	50,616
Informatica Corp. (a)	250,400	11,619
Kingdee International Software Group Co. Ltd.	6,530,000	4,296
Microsoft Corp.	6,124,965	169,815
Oracle Corp.	6,029,700	193,131
Pegasystems, Inc. (d)	1,475,656	50,438
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	1,688,429	39,205
QLIK Technologies, Inc.	21,500	499
salesforce.com, Inc. (a)	48,400	6,250
SolarWinds, Inc. (a)	753,700	14,245
SuccessFactors, Inc. (a)	911,071	26,530
Synchronoss Technologies, Inc. (a)	1,710,640	48,685
Taleo Corp. Class A (a)	909,722	26,800
Velti Ltd. (a)	13,400	191
		773,013
TOTAL INFORMATION TECHNOLOGY		3,964,323
MATERIALS - 0.7%
Chemicals - 0.4%
Celanese Corp. Class A	153,900	6,385
Dow Chemical Co.	354,000	12,560
Innophos Holdings, Inc.	320,556	10,633
		29,578
Metals & Mining - 0.3%
Randgold Resources Ltd. sponsored ADR	322,100	24,637
TOTAL MATERIALS		54,215
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	397,790	$ 5,828
Global Crossing Ltd. (a)	2,495,900	33,270
		39,098
Wireless Telecommunication Services - 3.6%
Clearwire Corp. Class A (a)(d)	6,818,153	36,068
Sprint Nextel Corp. (a)	48,868,206	220,884
		256,952
TOTAL TELECOMMUNICATION SERVICES		296,050
TOTAL COMMON STOCKS (Cost $5,965,263)		7,181,052
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.19% (b)	361	0*
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	301,422,972	301,423
TOTAL MONEY MARKET FUNDS (Cost $301,423)		301,423
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $6,266,686)		7,482,475
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(312,471)
NET ASSETS - 100%		$ 7,170,004
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,066,000 or 0.0% of net assets.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	2,806
Total	$ 2,818
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 919	$ 77,613	$ -	$ -	$ 96,099
Alphatec Holdings, Inc.	21,863	1,075	11,983	-	-
BroadSoft, Inc.	-	29,967	4,408	-	35,188
Echo Global Logistics, Inc.	2,905	23,108	-	-	21,564
Gameloft	36,748	-	-	-	50,616
iRobot Corp.	34,374	-	1,379	-	43,613
Rackspace Hosting, Inc.	142,387	41,126	30,257	-	261,443
Total	$ 239,196	$ 172,889	$ 48,027	$ -	$ 508,523
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,039,409	$ 1,039,409	$ -	$ -
Consumer Staples	40,000	40,000	-	-
Energy	190,608	190,608	-	-
Financials	369,798	367,942	1,856	-
Health Care	944,735	944,735	-	-
Industrials	281,914	281,914	-	-
Information Technology	3,964,323	3,964,323	-	-
Materials	54,215	54,215	-	-
Telecommunication Services	296,050	296,050	-	-
Money Market Funds	301,423	301,423	-	-
Total Investments in Securities:	$ 7,482,475	$ 7,480,619	$ 1,856	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,161
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,161)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
Canada	2.8%
Israel	1.4%
United Kingdom	1.4%
Cayman Islands	1.3%
Bermuda	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,651,048,000 of which $1,249,895,000 and $401,153,000 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $295,049) - See accompanying schedule: Unaffiliated issuers (cost $5,625,747)	$ 6,672,529
Fidelity Central Funds (cost $301,423)	301,423
Other affiliated issuers (cost $339,516)	508,523
Total Investments (cost $6,266,686)		$ 7,482,475
Foreign currency held at value (cost $515)		516
Receivable for investments sold		84,548
Receivable for fund shares sold		12,891
Dividends receivable		356
Distributions receivable from Fidelity Central Funds		205
Prepaid expenses		16
Other receivables		889
Total assets		7,581,896

Liabilities
Payable to custodian bank	$ 388
Payable for investments purchased	88,049
Payable for fund shares redeemed	10,195
Accrued management fee	4,562
Notes payable	6,008
Other affiliated payables	1,055
Other payables and accrued expenses	212
Collateral on securities loaned, at value	301,423
Total liabilities		411,892

Net Assets		$ 7,170,004
Net Assets consist of:
Paid in capital		$ 7,357,006
Accumulated net investment loss		(12,933)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,389,792)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,215,723
Net Assets		$ 7,170,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($5,928,615 ÷ 103,780 shares)	$ 57.13

Class K: Net Asset Value, offering price and redemption price per share ($1,241,389 ÷ 21,624 shares)	$ 57.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,233
Interest		4
Income from Fidelity Central Funds (including $2,806 from security lending)		2,818
Total income		15,055

Expenses
Management fee Basic fee	$ 19,458
Performance adjustment	2,195
Transfer agent fees	5,544
Accounting and security lending fees	594
Custodian fees and expenses	235
Independent trustees' compensation	19
Registration fees	48
Audit	36
Legal	22
Interest	9
Miscellaneous	31
Total expenses before reductions	28,191
Expense reductions	(315)	27,876
Net investment income (loss)		(12,821)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	342,470
Other affiliated issuers	(4,705)
Foreign currency transactions	67
Total net realized gain (loss)		337,832
Change in net unrealized appreciation (depreciation) on: Investment securities	1,190,712
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		1,190,696
Net gain (loss)		1,528,528
Net increase (decrease) in net assets resulting from operations		$ 1,515,707

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,821)	$ (29,657)
Net realized gain (loss)	337,832	1,053,989
Change in net unrealized appreciation (depreciation)	1,190,696	(204,398)
Net increase (decrease) in net assets resulting from operations	1,515,707	819,934
Share transactions - net increase (decrease)	(362,099)	30,686
Total increase (decrease) in net assets	1,153,608	850,620

Net Assets
Beginning of period	6,016,396	5,165,776
End of period (including accumulated net investment loss of $12,933 and accumulated net investment loss of $112, respectively)	$ 7,170,004	$ 6,016,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 45.00	$ 38.73	$ 44.66	$ 47.09	$ 34.70	$ 35.99
Income from Investment Operations
Net investment income (loss) D	(.11)	(.23)	(.12)	(.20)	(.19)	(.10) G
Net realized and unrealized gain (loss)	12.24	6.50	(5.81)	(2.23)	12.58	(1.19)
Total from investment operations	12.13	6.27	(5.93)	(2.43)	12.39	(1.29)
Net asset value, end of period	$ 57.13	$ 45.00	$ 38.73	$ 44.66	$ 47.09	$ 34.70
Total Return B, C	26.96%	16.19%	(13.28)%	(5.16)%	35.71%	(3.58)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	1.06%	1.13%	1.06%	.96%	.80%
Expenses net of fee waivers, if any	.91% A	1.06%	1.13%	1.06%	.96%	.80%
Expenses net of all reductions	.90% A	1.04%	1.13%	1.05%	.95%	.75%
Net investment income (loss)	(.43)% A	(.51)%	(.37)%	(.42)%	(.45)%	(.26)% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,929	$ 5,080	$ 4,677	$ 6,871	$ 8,778	$ 7,370
Portfolio turnover rate F	133% A	163%	151%	145%	121%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34%).

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 45.19	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.07)	(.16)	(.05)	(.05)
Net realized and unrealized gain (loss)	12.29	6.52	(5.80)	(3.06)
Total from investment operations	12.22	6.36	(5.85)	(3.11)
Net asset value, end of period	$ 57.41	$ 45.19	$ 38.83	$ 44.68
Total Return B, C	27.04%	16.38%	(13.09)%	(6.51)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.90%	.92%	.91% A
Expenses net of fee waivers, if any	.76% A	.90%	.92%	.91% A
Expenses net of all reductions	.75% A	.88%	.92%	.91% A
Net investment income (loss)	(.28)% A	(.35)%	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241,389	$ 936,256	$ 488,683	$ 93
Portfolio turnover rate F	133% A	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,480,221
Gross unrealized depreciation	(352,367)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,127,854
Tax cost	$ 6,354,621

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,218,500 and $4,600,007, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,270.20
Class K	274.05
	$ 5,544

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $167 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,747.45%		$ 8

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $72 from securities loaned to FCM.

Bank Borrowings. The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,977. The weighted average interest rate was .69%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $315 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010A	Six months ended January 31, 2011	Year ended July 31, 2010A
OTC
Shares sold	8,431	27,879	$ 441,821	$ 1,242,349
Conversion to Class K	-	(520)	-	(20,492)
Shares redeemed	(17,533)	(35,233)	(855,919)	(1,562,257)
Net increase (decrease)	(9,102)	(7,874)	$ (414,098)	$ (340,400)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010A	Six months ended January 31, 2011	Year ended July 31, 2010A
Class K
Shares sold	3,587	11,838	$ 183,469	$ 538,757
Conversion from OTC	-	518	-	20,492
Shares redeemed	(2,680)	(4,224)	(131,470)	(188,163)
Net increase (decrease)	907	8,132	$ 51,999	$ 371,086

A Conversion transactions for Class K and OTC are presented for the period August 1, 2009 through August 31, 2009

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

OTC-K-USAN-0311
1.863312.102

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,094.10	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.19%
Actual		$ 1,000.00	$ 1,093.70	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class C	1.92%
Actual		$ 1,000.00	$ 1,089.80	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Real Estate Income	.94%
Actual		$ 1,000.00	$ 1,095.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,095.90	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas, Inc.	1.7	1.3
MFA Financial, Inc.	1.6	1.8
Acadia Realty Trust (SBI)	1.4	1.5
Cypress Sharpridge Investments, Inc.	1.2	1.3
Equity Lifestyle Properties, Inc.	1.2	1.4
	7.1
Top 5 Bonds as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.0103% 11/15/15	1.4	0.0
Lexington Master Ltd. Partnership 5.45% 1/15/27	1.0	1.4
Ventas Realty LP 6.5% 6/1/16	0.8	1.1
Acadia Realty Trust 3.75% 12/15/26	0.8	1.1
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36	0.8	0.6
	4.8
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Shopping Centers	9.6	8.9
REITs - Health Care Facilities	8.4	8.3
REITs - Management/Investment	7.1	6.6
REITs - Mortgage	6.8	8.7
REITs - Industrial Buildings	5.7	4.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Common Stocks 25.9%		Common Stocks 23.4%
	Preferred Stocks 8.6%		Preferred Stocks 8.1%
	Bonds 45.8%		Bonds 45.1%
	Convertible Securities 8.8%		Convertible Securities 11.8%
	Other Investments 2.2%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	3.3%	** Foreign investments	2.3%

Semiannual Report

Investments January 31, 2011

Showing Percentage of Net Assets

Common Stocks - 25.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	75,100	$ 4,428,647
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
TOTAL CONSUMER DISCRETIONARY		8,124,647
FINANCIALS - 23.9%
Capital Markets - 0.5%
HFF, Inc. (a)	546,564	6,892,172
Real Estate Investment Trusts - 23.1%
Acadia Realty Trust (SBI)	1,151,149	21,273,234
Alexandria Real Estate Equities, Inc.	43,100	3,320,424
AMB Property Corp. (SBI)	287,200	9,635,560
American Assets Trust, Inc. (a)	222,500	4,737,025
American Campus Communities, Inc.	331,400	10,717,476
Annaly Capital Management, Inc.	175,050	3,121,142
Anworth Mortgage Asset Corp.	1,336,610	9,182,511
Apartment Investment & Management Co. Class A	75,041	1,918,048
Apollo Commercial Real Estate Finance, Inc.	77,500	1,273,325
Associated Estates Realty Corp.	484,200	7,171,002
AvalonBay Communities, Inc.	44,625	5,173,376
Brandywine Realty Trust (SBI)	295,700	3,430,120
Canadian (REIT)	15,000	479,473
CapLease, Inc.	124,200	685,584
CBL & Associates Properties, Inc.	296,173	5,052,711
Cedar Shopping Centers, Inc.	271,400	1,641,970
Cypress Sharpridge Investments, Inc.	1,345,588	17,559,923
DCT Industrial Trust, Inc.	666,100	3,690,194
Developers Diversified Realty Corp.	140,000	1,904,000
DiamondRock Hospitality Co. (a)	487,900	5,918,227
Digital Realty Trust, Inc. (f)	190,100	10,341,440
Duke Realty LP	590,283	8,086,877
Dynex Capital, Inc.	826,898	8,831,271
Education Realty Trust, Inc.	140,600	1,096,680
Equity Lifestyle Properties, Inc.	301,530	17,151,026
Equity Residential (SBI)	103,300	5,597,827
Excel Trust, Inc.	316,100	4,039,758
Federal Realty Investment Trust (SBI)	26,700	2,147,481
Government Properties Income Trust	74,500	1,929,550
HCP, Inc.	154,900	5,745,241
Healthcare Realty Trust, Inc.	218,500	4,588,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	107,900	$ 3,535,883
Hospitality Properties Trust (SBI)	96,400	2,397,468
LTC Properties, Inc.	165,213	4,516,923
MFA Financial, Inc.	2,919,281	23,850,526
Mid-America Apartment Communities, Inc.	64,600	4,118,250
Monmouth Real Estate Investment Corp. Class A	455,073	3,745,251
National Health Investors, Inc.	195,606	8,945,062
National Retail Properties, Inc.	219,500	5,454,575
Nationwide Health Properties, Inc.	140,480	5,275,024
Omega Healthcare Investors, Inc.	214,000	4,767,920
Pebblebrook Hotel Trust	204,100	4,196,296
ProLogis Trust	495,966	7,399,813
Public Storage	31,200	3,400,176
Rayonier, Inc.	23,800	1,409,198
Regency Centers Corp.	100,100	4,315,311
Senior Housing Properties Trust (SBI)	75,800	1,699,436
Simon Property Group, Inc.	119,801	12,153,811
Sun Communities, Inc.	12,700	420,624
Sunstone Hotel Investors, Inc. (a)	465,100	4,748,671
The Macerich Co.	99,474	4,840,405
Two Harbors Investment Corp.	143,980	1,446,999
Ventas, Inc.	457,380	25,366,282
Vornado Realty Trust	44,390	3,910,315
Weyerhaeuser Co.	340,429	7,891,144
Whitestone REIT Class B	179,067	2,580,355
		339,826,694
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	61,400	1,362,466
Coresite Realty Corp.	146,600	2,106,642
		3,469,108
Thrifts & Mortgage Finance - 0.1%
Walker & Dunlop, Inc.	168,200	2,018,400
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
		2,019,007
TOTAL FINANCIALS		352,206,981
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	541,600	11,833,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	504,850	$ 3,448,126
Emeritus Corp. (a)	333,674	6,373,173
		21,655,259
TOTAL COMMON STOCKS (Cost $311,994,867)		381,986,887
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 1.9%
FINANCIALS - 1.9%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,339,375
CommonWealth REIT 6.50%	150,000	3,255,000
Excel Trust, Inc. 7.00% (a)(g)	248,200	6,205,000
Lexington Corporate Properties Trust Series C 6.50%	325,036	13,726,270
		25,525,645
Real Estate Management & Development - 0.2%
Grubb & Ellis Co. 12.00% (g)	27,500	2,445,025
TOTAL FINANCIALS		27,970,670
Nonconvertible Preferred Stocks - 8.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	683,398
FINANCIALS - 8.5%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	362,500
Red Lion Hotels Capital Trust 9.50%	163,225	4,157,341
		4,519,841
Real Estate Investment Trusts - 7.8%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,715,870
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.: - continued
Series B, 9.25% (a)	124,100	$ 12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,254,420
Anworth Mortgage Asset Corp. Series A, 8.625%	285,127	7,182,349
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,452,450
Series U, 7.75%	100,773	2,531,418
Brandywine Realty Trust Series C, 7.50%	37,615	936,990
CapLease, Inc. Series A, 8.125%	43,400	1,079,792
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	47,962	1,168,354
7.375%	140,688	3,335,712
Cedar Shopping Centers, Inc. 8.875%	290,352	7,366,230
CenterPoint Properties Trust Series D, 5.377%	3,575	1,644,500
Cogdell Spencer, Inc. 8.50%	114,300	2,871,216
Corporate Office Properties Trust Series H, 7.50%	5,000	123,650
Cousins Properties, Inc. Series A, 7.75%	93,230	2,274,812
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	74,500	1,852,070
Duke Realty LP:
8.375%	128,517	3,359,434
Series L, 6.60%	10,666	246,491
DuPont Fabros Technology, Inc. 7.875%	40,000	1,001,600
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	40,800
First Potomac Realty Trust 7.75%	80,000	2,009,600
Glimcher Realty Trust Series G, 8.125%	121,111	2,944,208
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,283,222
Series C, 7.00%	58,500	1,381,770
Kimco Realty Corp. Series G, 7.75%	97,300	2,487,961
Kite Realty Group Trust 8.25%	96,100	2,354,450
LaSalle Hotel Properties:
7.50%	100,000	2,495,000
Series B, 8.375%	26,800	671,340
Series E, 8.00%	47,350	1,186,118
Series G, 7.25%	114,485	2,735,047
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II: - continued
Series B, 7.625% (a)	31,240	$ 749,760
Lexington Corporate Properties Trust Series B, 8.05%	29,000	720,650
Lexington Realty Trust 7.55%	23,800	561,442
LTC Properties, Inc. Series F, 8.00%	61,240	1,555,496
MFA Financial, Inc. Series A, 8.50%	386,961	9,732,069
Monmouth Real Estate Investment Corp. 7.625%	80,000	1,996,000
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,531,720
Parkway Properties, Inc. Series D, 8.00%	237,900	5,923,710
ProLogis Trust Series C, 8.54%	94,446	5,049,914
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	330,638
6.875%	50,000	1,227,500
7.20%	83,040	2,063,544
7.375%	100,610	2,516,256
Series P, 6.70%	36,000	876,240
Public Storage:
Series I, 7.25%	10,828	272,866
Series K, 7.25%	128,260	3,230,869
Series N, 7.00%	4,200	105,966
Regency Centers Corp.:
7.25%	10,500	260,925
Series C 7.45%	18,000	454,500
Saul Centers, Inc.:
8.00%	93,700	2,398,720
Series B (depositary shares) 9.00%	88,550	2,364,285
Sunstone Hotel Investors, Inc. Series A, 8.00%	62,200	1,499,020
Vornado Realty Trust 6.75%	20,000	482,000
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,318,594
		114,969,691
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Hudson Pacific Properties, Inc. 8.375%	186,300	$ 4,659,363
Vornado Realty LP 7.875%	50,449	1,356,069
		6,015,432
TOTAL FINANCIALS		125,504,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS		126,188,362
TOTAL PREFERRED STOCKS (Cost $159,940,508)		154,159,032
Corporate Bonds - 28.1%
		Principal Amount (e)
Convertible Bonds - 6.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,147,375
FINANCIALS - 6.8%
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,505,000
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		5,895,000	5,976,351
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,169,375
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,128,200
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,042,500
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,100,000
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,870,000
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	6,437,500
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,416,313
2.625% 5/15/38		1,500,000	1,494,375
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,818,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,541,250
			61,498,864
Real Estate Management & Development - 2.6%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,512,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Corporate Office Properties LP:
3.5% 9/15/26 (g)		$ 3,280,000	$ 3,292,300
4.25% 4/15/30 (g)		2,000,000	2,065,000
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,683,125
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,600,000	2,587,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	4,881,250
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,126,250
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,201,388
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,118,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	493,125
			38,966,801
TOTAL FINANCIALS			100,465,665
TOTAL CONVERTIBLE BONDS			101,613,040
Nonconvertible Bonds - 21.2%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 0.8%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	1,996,154
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,000,000	1,050,000
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,060,000
11.625% 12/1/15 (g)		325,000	344,500
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,909,982	3,958,856
Vail Resorts, Inc. 6.75% 2/15/14		3,000,000	3,037,500
			11,447,010
Household Durables - 4.4%
KB Home:
5.75% 2/1/14		510,000	512,550
5.875% 1/15/15		5,000,000	4,950,000
6.25% 6/15/15		8,500,000	8,457,500
9.1% 9/15/17		4,000,000	4,230,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,000,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
5.6% 5/31/15		$ 3,000,000	$ 2,940,000
6.5% 4/15/16		4,000,000	4,000,000
6.95% 6/1/18		10,000,000	9,900,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,171,500
8.625% 11/15/18 (g)		5,905,000	5,964,050
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,512,500
7.15% 4/15/20		1,500,000	1,440,000
Ryland Group, Inc. 8.4% 5/15/17		745,000	812,050
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		2,913,000	3,022,238
8.375% 5/15/18 (g)		5,645,000	5,856,688
10.75% 9/15/16		3,000,000	3,525,000
			65,494,076
Multiline Retail - 0.3%
Sears Holdings Corp. 6.625% 10/15/18 (g)		4,000,000	3,840,000
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,832,375
TOTAL CONSUMER DISCRETIONARY			83,613,461
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,195,175	1,338,596
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,356,000
			5,694,596
FINANCIALS - 14.5%
Commercial Banks - 0.1%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,807,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 7,320,000	$ 7,503,000
7.75% 1/15/16 (g)		1,500,000	1,537,500
			9,040,500
Real Estate Investment Trusts - 9.0%
Camden Property Trust 5% 6/15/15		1,100,000	1,174,511
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,694,168
6.25% 6/15/14		5,005,000	5,407,872
CommonWealth REIT 5.875% 9/15/20		2,000,000	1,968,894
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	515,744
5.5% 5/1/15		2,000,000	2,067,406
7.5% 4/1/17		6,000,000	6,765,126
7.5% 7/15/18		5,271,000	5,814,071
7.875% 9/1/20		4,637,000	5,356,635
9.625% 3/15/16		3,836,000	4,614,478
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,100,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,537,554
6.25% 12/15/14		4,081,000	4,392,535
6.25% 1/15/17		3,000,000	3,138,711
HCP, Inc. 3.75% 2/1/16		2,000,000	1,999,880
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,080,262
6.3% 9/15/16		5,250,000	5,884,877
7.072% 6/8/15		1,500,000	1,672,280
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,095,717
6.2% 6/1/16		750,000	831,961
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	2,079,008
HMB Capital Trust V 3.9016% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	919,283
6.75% 2/15/13		610,000	644,022
7.875% 8/15/14		1,000,000	1,120,686
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,777,505
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 8/15/16		$ 1,500,000	$ 1,601,964
6.5% 1/15/13		200,000	210,380
iStar Financial, Inc.:
5.95% 10/15/13		5,330,000	5,010,200
6.05% 4/15/15		1,500,000	1,350,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	490,522
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,365,688
6.25% 2/1/13		1,000,000	1,070,479
8.25% 7/1/12		1,300,000	1,391,883
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		2,115,000	2,093,850
7% 1/15/16		1,295,000	1,328,994
7.5% 2/15/20		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,913,886
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,057,500
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,371,652
6.625% 5/15/18		6,480,000	7,160,860
6.875% 3/15/20		1,500,000	1,675,158
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,176,400
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,423,399
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,961,425
6.75% 4/15/20		2,000,000	2,121,178
8.625% 1/15/12		5,900,000	6,187,365
UDR, Inc. 5.5% 4/1/14		500,000	531,257
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	522,548
5.25% 1/15/15		1,000,000	1,052,356
5.25% 1/15/16		4,000,000	4,170,536
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,568,593
			133,511,259
Real Estate Management & Development - 4.7%
AMB Property LP 5.9% 8/15/13		400,000	426,049
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.4% 11/1/14		$ 6,750,000	$ 7,076,032
5.75% 4/1/12		1,000,000	1,032,844
7.5% 5/15/15		1,000,000	1,110,549
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (g)		1,205,000	1,205,000
11.625% 6/15/17		1,500,000	1,747,500
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,557,717
6.25% 6/15/14		1,594,000	1,681,614
6.875% 8/15/12		1,000,000	1,047,462
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,539,580
Duke Realty LP:
6.25% 5/15/13		750,000	810,498
7.375% 2/15/15		1,500,000	1,706,700
DuPont Fabros Technology LP 8.5% 12/15/17		845,000	916,825
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,635,200
7.625% 6/1/15		1,435,000	1,391,950
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,952,555
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	515,000
9% 5/15/17		750,000	838,125
Liberty Property LP 6.375% 8/15/12		2,679,000	2,864,687
Post Apartment Homes LP:
5.45% 6/1/12		713,000	735,980
6.3% 6/1/13		2,000,000	2,149,586
Realogy Corp. 7.875% 2/15/19 (g)		2,035,000	2,045,175
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,835,528
5.875% 6/15/17		400,000	436,472
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,080,000
Ventas Realty LP:
3.125% 11/30/15		1,500,000	1,454,085
6.5% 6/1/16		2,340,000	2,421,900
6.5% 6/1/16		11,370,000	11,767,950
			68,982,563
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		$ 4,000,000	$ 1,200,000
TOTAL FINANCIALS			214,541,822
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)		2,335,000	2,399,213
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)		3,410,000	3,546,400
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,164,700
			6,711,100
TOTAL HEALTH CARE			9,110,313
TOTAL NONCONVERTIBLE BONDS			312,960,192
TOTAL CORPORATE BONDS (Cost $383,752,362)			414,573,232
Asset-Backed Securities - 4.4%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,297,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.62% 3/23/19 (g)(h)		365,848	332,922
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6531% 1/20/40 (g)(h)		849,042	832,061
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7606% 3/20/50 (g)(h)		2,250,000	67,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,840,625
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5391% 1/20/37 (g)(h)		1,397,997	922,678
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,383,050	1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (g)(h)		6,711,746	4,899,575
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		$ 500,000	$ 392,961
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,177,500
Class B2, 1.6528% 12/28/35 (g)(h)		1,575,000	976,500
Class D, 9% 12/28/35 (g)		500,000	158,450
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	264,205
Crest Ltd. Series 2002-IGA:
Class A, 0.7544% 7/28/17 (g)(h)		637,960	630,438
Class B, 1.6544% 7/28/35 (g)(h)		1,500,000	1,320,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,137,074
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6569% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,609,208
Series 1997-3 Class M1, 7.53% 3/15/28		7,949,878	5,951,415
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.76% 6/25/35 (h)(j)		1,259,000	83,103
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.81% 8/26/30 (g)(h)		756,799	83,248
Class E, 2.26% 8/26/30 (g)(h)		1,472,717	44,182
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,365,083	500,346
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,607,435
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	693,155
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		1,060,054	1,060,054
Class D, 5.194% 7/24/39 (g)		4,590,000	4,475,250
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9359% 2/5/36 (g)(h)		3,422,702	342
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,133,350
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	540,000
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (g)(h)		2,439,000	2,036,565
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A1B, 0.6328% 9/25/26 (g)(h)		$ 6,285,000	$ 4,996,575
Class A2A, 0.5228% 9/25/26 (g)(h)		9,385,000	8,071,100
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2344% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $72,123,231)			65,108,257
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 2.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4713% 3/15/22 (g)(h)		7,770,341	7,612,174
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4413% 6/15/22 (g)(h)		3,250,000	3,006,771
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		102,634	13,876
Series 2002-R2 Class 2B3, 4.4726% 7/25/33 (g)(h)		232,454	91,986
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		145,467	14,110
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		265,815	10,189
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,547,998	436,339
Class B3, 5.5% 11/25/33 (g)		370,653	19,035
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		231,482	7,227
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4344% 4/25/20 (g)(h)		1,500,000	1,328,400
Series 2010-K6 Class B, 5.3576% 12/26/46 (g)(h)		4,500,000	3,959,765
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.761% 6/15/22 (g)(h)		8,485,528	7,933,969
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,212,560
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,643,460
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2113% 7/10/35 (g)(h)		502,236	334,037
Series 2005-A Class B6, 2.2613% 3/10/37 (g)(h)		1,680,659	312,603
Series 2005-B Class B6, 1.8613% 6/10/37 (g)(h)		888,208	65,994
Series 2005-D Class B6, 2.5113% 12/15/37 (g)(h)		448,042	19,087
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		74,309	28,583
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7613% 12/10/35 (g)(h)		460,412	175,141
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.5113% 2/10/36 (g)(h)		$ 478,992	$ 240,885
Series 2004-B Class B7, 4.2613% 2/10/36 (g)(h)		575,299	217,751
Series 2005-C Class B7, 3.3613% 9/10/37 (g)(h)		1,830,031	154,455
TOTAL PRIVATE SPONSOR			34,838,397
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		192,091	119,407
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0614% 2/25/42 (g)(h)		120,527	53,578
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		267,698	83,476
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.0337% 6/25/43 (g)(h)		167,016	65,918
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.2404% 10/25/42 (g)(h)		72,654	27,284
TOTAL U.S. GOVERNMENT AGENCY			349,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,642,982)			35,188,060
Commercial Mortgage Securities - 17.8%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,146,229
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,619,968
Class B2, 7.525% 4/14/29		560,000	574,450
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,301,171
Series 2005-1 Class CJ, 5.1794% 11/10/42 (h)		3,580,000	3,652,174
Series 2005-6 Class AJ, 5.1955% 9/10/47 (h)		5,000,000	4,990,604
Banc of America Large Loan Trust floater Series 2010- HLTN Class HLTN, 2.0103% 11/15/15 (g)(h)		22,269,352	19,875,396
Banc of America Large Loan, Inc. floater Series 2005- MIB1 Class K, 2.2613% 3/15/22 (g)(h)		4,190,000	2,974,900
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4558% 3/11/39 (h)		5,700,000	5,697,442
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5213% 3/15/19 (g)(h)		$ 2,480,000	$ 2,215,143
Class E, 0.5813% 3/15/19 (g)(h)		1,995,000	1,732,628
Class F, 0.6013% 3/15/19 (g)(h)		1,650,000	1,419,686
Class G, 0.7013% 3/15/19 (g)(h)		2,760,000	2,284,531
Series 2006-T22 Class B, 5.5121% 4/12/38 (g)(h)		2,520,000	2,434,237
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3113% 4/15/22 (g)(h)		637,226	546,397
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		3,500,000	3,443,526
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,964,688	9,889,953
Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,594,999
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0118% 11/15/19 (g)(h)(i)		4,461,469	45
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5213% 5/15/23 (g)(h)		5,800,000	5,647,950
Class D, 0.7313% 5/15/23 (g)(h)		1,250,000	1,205,847
Class F, 0.8613% 5/15/23 (g)(h)		1,825,000	1,748,693
Series 2006-HC1A Class A1, 0.4513% 5/15/23 (g)(h)		2,375,639	2,326,733
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.91% 3/25/17 (g)(h)		2,512,000	2,054,345
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.46% 3/25/17 (g)(h)		3,860,000	3,061,463
Class G, 7.26% 3/25/17 (g)(h)		3,272,000	2,056,248
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	600,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	985,147
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2253% 6/10/31 (g)(h)		2,500,000	2,681,245
Series 2000-CKP1 Class B3, 8.0024% 11/10/33 (h)		2,970,000	2,964,241
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,030,146
Class K, 6% 12/12/33 (g)		2,000,000	1,991,182
FREMF Mortgage Trust Series 2010-K9 Class B, 5.163% 9/25/45 (h)		4,000,000	3,410,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 7,494,068	$ 7,149,341
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	841,357
Series 2002-1A Class H, 7.1436% 12/10/35 (g)(h)		991,000	979,304
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,045,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		2,617,802	2,739,180
Class G, 6.75% 4/15/29 (h)		1,250,000	1,256,100
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		1,199,621	1,204,419
Class J, 6.974% 8/15/36 (g)		1,500,000	1,472,121
Series 2000-C1:
Class H, 7% 3/15/33 (g)		49,259	49,424
Class K, 7% 3/15/33		1,100,000	791,297
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,087,784
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,055,124
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	880,928
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5606% 3/1/20 (g)(h)		1,400,000	1,255,665
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		5,000,000	5,368,461
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (g)		4,000,000	3,701,252
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		3,750,000	3,584,427
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,793,520
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3291% 10/15/32 (g)(h)(i)		7,200,784	384
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4413% 2/15/19 (g)(h)		2,244,141	2,203,632
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,064,384	2,158,336
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,377,451
Class H, 6% 7/15/31 (g)		2,638,000	19,785
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		$ 2,920,000	$ 3,007,600
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,012,229
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	5,899,363
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,070,738
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,042,830
Series 2006-C4:
Class AJ, 5.9009% 6/15/38 (h)		6,005,000	5,704,779
Class AM, 5.9009% 6/15/38 (h)		6,700,000	6,977,491
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	388,747
Class G, 4.384% 7/12/37	CAD	355,000	187,705
Class H, 4.384% 7/12/37	CAD	236,000	120,537
Class J, 4.384% 7/12/37	CAD	355,000	175,193
Class K, 4.384% 7/12/37	CAD	355,000	169,324
Class L, 4.384% 7/12/37	CAD	236,000	108,824
Class M, 4.384% 7/12/37	CAD	995,000	327,138
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		3,295,748	330
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6562% 5/12/39 (h)		1,200,000	1,233,433
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37		750,000	0
Class E, 7.983% 1/15/37		1,453,000	0
Class IO, 7.9747% 1/15/37 (h)(i)		5,415,859	457,640
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,927,319	1,965,865
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,328,879
Series 1997-RR Class F, 7.4398% 4/30/39 (g)(h)		2,450,725	2,352,696
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,733,431
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,597,500
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,223,602	1,230,509
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		1,031,161	986,048
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,249,327	3,436,163
RBSCF Trust Series 2010-MB1 Class D, 4.6667% 4/15/24 (g)(h)		5,820,000	5,538,094
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E5, 6.5% 2/18/34 (g)(h)		$ 3,000,000	$ 3,093,750
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		2,802,245	2,945,159
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,230,684
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0489% 8/15/39 (h)		2,080,000	2,099,732
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	11,161,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8363% 7/15/24 (g)(h)		1,200,000	388,785
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,516,010
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0613% 6/15/20 (g)(h)		1,437,020	1,267,866
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,992,682
Series 2004-C11:
Class D, 5.3116% 1/15/41 (h)		5,177,000	4,862,809
Class E, 5.3616% 1/15/41 (h)		3,785,000	3,257,671
Series 2004-C12 Class D, 5.3051% 7/15/41 (h)		2,750,000	2,584,288
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,178,217
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,385,370)			262,817,725
Floating Rate Loans - 2.2%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,977,500
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (h)		28,053	28,018
TOTAL CONSUMER DISCRETIONARY			9,005,518
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.1%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (h)		1,903,333	1,903,333
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.5113% 11/9/16 (h)		$ 1,216,950	$ 1,230,641
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (h)		835,322	808,174
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,775,000
Tranche B, term loan 3.2857% 10/10/13 (h)		7,048,734	6,819,650
			11,633,465
TOTAL FINANCIALS			13,536,798
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,757,869	3,757,869
Universal Health Services, Inc. term loan 5.5% 11/15/16 (h)		2,000,000	2,024,000
			5,781,869
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
TowerCo Finance LLC term loan:
2/2/17 (h)		3,000,000	3,015,000
6% 11/24/14 (h)		565,292	565,292
			3,580,292
TOTAL FLOATING RATE LOANS (Cost $31,050,715)			31,904,477
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	366,000
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)(h)	$ 810,000	$ 8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)(h)	1,350,000	0
		381,008
TOTAL PREFERRED SECURITIES (Cost $3,376,206)		381,008
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	128,144,210	128,144,210
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,307,000	10,307,000
TOTAL MONEY MARKET FUNDS (Cost $138,451,210)		138,451,210
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,393,717,451)		1,484,569,888
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,334,143)
NET ASSETS - 100%		$ 1,474,235,745
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,391,995 or 23.8% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $285,986 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 166,459
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 201,735
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.76% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,690
Fidelity Securities Lending Cash Central Fund	9,019
Total	$ 116,709
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,808,045	$ 5,112,045	$ -	$ 3,696,000
Financials	505,682,615	468,226,231	33,051,144	4,405,240
Health Care	21,655,259	21,655,259	-	-
Corporate Bonds	414,573,232	-	413,373,232	1,200,000
Asset-Backed Securities	65,108,257	-	32,296,385	32,811,872
Collateralized Mortgage Obligations	35,188,060	-	34,217,052	971,008
Commercial Mortgage Securities	262,817,725	-	251,474,555	11,343,170
Floating Rate Loans	31,904,477	-	22,361,685	9,542,792
Preferred Securities	381,008	-	-	381,008
Money Market Funds	138,451,210	138,451,210	-	-
Total Investments in Securities:	$ 1,484,569,888	$ 633,444,745	$ 786,774,053	$ 64,351,090
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	482,996
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,405,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 482,996
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,200,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (170,000)
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	544,405
Total Unrealized Gain (Loss)	1,629,207
Cost of Purchases	3,378,507
Proceeds of Sales	(3,985,267)
Amortization/Accretion	34,853
Transfers in to Level 3	20,413,769
Transfers out of Level 3	(6,090,558)
Ending Balance	$ 32,811,872
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 652,011
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	199,271
Cost of Purchases	-
Proceeds of Sales	(209,037)
Amortization/Accretion	(61,213)
Transfers in to Level 3	47,432
Transfers out of Level 3	-
Ending Balance	$ 971,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 199,271
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	363,698
Total Unrealized Gain (Loss)	719,182
Cost of Purchases	3,846,059
Proceeds of Sales	(2,919,781)
Amortization/Accretion	(360,966)
Transfers in to Level 3	4,496,807
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 11,343,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 719,182
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	44,772
Cost of Purchases	8,928,750
Proceeds of Sales	(2,855)
Amortization/Accretion	2,546
Transfers in to Level 3	569,568
Transfers out of Level 3	-
Ending Balance	$ 9,542,792
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 44,772
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	(1,398,375)
Total Unrealized Gain (Loss)	2,420,705
Cost of Purchases	-
Proceeds of Sales	(1,006,771)
Amortization/Accretion	(159)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 381,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 14,166

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.0%*
AAA,AA,A	11.5%
BBB	15.7%
BB	5.1%
B	8.8%
CCC,CC,C	2.6%
D	0.0%*
Not Rated	11.2%
Equities	36.4%
Short-Term Investments and Net Other Assets	8.7%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $13,906,408 of which $302,434 and $13,603,974 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011

Assets
Investment in securities, at value (including securities loaned of $10,194,560) - See accompanying schedule: Unaffiliated issuers (cost $1,255,266,241)	$ 1,346,118,678
Fidelity Central Funds (cost $138,451,210)	138,451,210
Total Investments (cost $1,393,717,451)		$ 1,484,569,888
Cash		53,132
Receivable for investments sold		778,476
Receivable for fund shares sold		10,370,364
Dividends receivable		1,019,759
Interest receivable		7,391,451
Distributions receivable from Fidelity Central Funds		24,307
Prepaid expenses		2,669
Other receivables		3,298
Total assets		1,504,213,344

Liabilities
Payable for investments purchased	$ 16,435,998
Payable for fund shares redeemed	2,131,021
Accrued management fee	647,651
Distribution and service plan fees payable	11,465
Other affiliated payables	362,950
Other payables and accrued expenses	81,514
Collateral on securities loaned, at value	10,307,000
Total liabilities		29,977,599

Net Assets		$ 1,474,235,745
Net Assets consist of:
Paid in capital		$ 1,392,502,542
Undistributed net investment income		3,116,326
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,261,001)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,877,878
Net Assets		$ 1,474,235,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,797,617 ÷ 2,351,697 shares)	$ 10.54

Maximum offering price per share (100/96.00 of $10.54)	$ 10.98
Class T: Net Asset Value and redemption price per share ($3,286,119 ÷ 311,660 shares)	$ 10.54

Maximum offering price per share (100/96.00 of $10.54)	$ 10.98
Class C: Net Asset Value and offering price per share ($8,516,294 ÷ 810,324 shares)A	$ 10.51

Real Estate Income: Net Asset Value, offering price and redemption price per share ($1,417,817,158 ÷ 134,211,170 shares)	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,818,557 ÷ 1,877,576 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2011

Investment Income
Dividends		$ 9,995,753
Interest		24,962,922
Income from Fidelity Central Funds		116,709
Total income		35,075,384

Expenses
Management fee	$ 3,378,557
Transfer agent fees	1,790,117
Distribution and service plan fees	37,860
Accounting and security lending fees	248,704
Custodian fees and expenses	17,249
Independent trustees' compensation	3,221
Registration fees	150,609
Audit	79,287
Legal	3,127
Interest	326
Miscellaneous	5,729
Total expenses before reductions	5,714,786
Expense reductions	(19,898)	5,694,888
Net investment income (loss)		29,380,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,085,391
Foreign currency transactions	(475)
Total net realized gain (loss)		4,084,916
Change in net unrealized appreciation (depreciation) on: Investment securities	76,449,249
Assets and liabilities in foreign currencies	(247)
Total change in net unrealized appreciation (depreciation)		76,449,002
Net gain (loss)		80,533,918
Net increase (decrease) in net assets resulting from operations		$ 109,914,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,380,496	$ 41,516,164
Net realized gain (loss)	4,084,916	20,625,469
Change in net unrealized appreciation (depreciation)	76,449,002	102,855,727
Net increase (decrease) in net assets resulting from operations	109,914,414	164,997,360
Distributions to shareholders from net investment income	(37,299,617)	(40,150,798)
Share transactions - net increase (decrease)	362,602,428	450,504,667
Redemption fees	167,937	230,512
Total increase (decrease) in net assets	435,385,162	575,581,741

Net Assets
Beginning of period	1,038,850,583	463,268,842
End of period (including undistributed net investment income of $3,116,326 and undistributed net investment income of $11,035,447, respectively)	$ 1,474,235,745	$ 1,038,850,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.18
Net realized and unrealized gain (loss)	.68	(.04)
Total from investment operations	.92	.14
Distributions from net investment income	(.32)	(.15)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.54	$ 9.94
Total Return B,C,D	9.41%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.09% A
Expenses net of fee waivers, if any	1.13% A	1.09% A
Expenses net of all reductions	1.13% A	1.09% A
Net investment income (loss)	4.68% A	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,798	$ 3,830
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.17
Net realized and unrealized gain (loss)	.68	(.03)
Total from investment operations	.92	.14
Distributions from net investment income	(.32)	(.15)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.54	$ 9.94
Total Return B,C,D	9.37%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.17% A
Expenses net of fee waivers, if any	1.19% A	1.17% A
Expenses net of all reductions	1.19% A	1.17% A
Net investment income (loss)	4.62% A	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,286	$ 862
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.20	.15
Net realized and unrealized gain (loss)	.68	(.03)
Total from investment operations	.88	.12
Distributions from net investment income	(.30)	(.14)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.51	$ 9.93
Total Return B,C,D	8.98%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.86% A
Expenses net of fee waivers, if any	1.92% A	1.86% A
Expenses net of all reductions	1.92% A	1.86% A
Net investment income (loss)	3.89% A	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,516	$ 836
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78	$ 12.17
Income from Investment Operations
Net investment income (loss) D	.25	.53	.54	.59	.63	.66
Net realized and unrealized gain (loss)	.68	1.73	(1.27)	(1.48)	(.37)	(.11)
Total from investment operations	.93	2.26	(.73)	(.89)	.26	.55
Distributions from net investment income	(.32)	(.52)	(.50)	(.66)	(.58)	(.67)
Distributions from net realized gain	-	-	-	(.24)	(.24)	(.27)
Total distributions	(.32)	(.52)	(.50)	(.90)	(.82)	(.94)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.56	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78
Total Return B,C	9.50%	28.29%	(6.92)%	(8.43)%	2.00%	4.82%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	.97%	1.00%	.94%	.88%	.85%
Expenses net of fee waivers, if any	.94% A	.96%	1.00%	.94%	.88%	.85%
Expenses net of all reductions	.94% A	.96%	1.00%	.94%	.88%	.85%
Net investment income (loss)	4.87% A	5.60%	7.15%	5.77%	5.30%	5.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417,817	$ 1,030,393	$ 463,269	$ 393,147	$ 516,268	$ 521,265
Portfolio turnover rate F	24% A	28%	47%	32%	45%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Year ended July 31,
	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.25	.19
Net realized and unrealized gain (loss)	.69	(.04)
Total from investment operations	.94	.15
Distributions from net investment income	(.33)	(.15)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 10.56	$ 9.95
Total Return B,C	9.59%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.85% A
Expenses net of fee waivers, if any	.89% A	.85% A
Expenses net of all reductions	.89% A	.85% A
Net investment income (loss)	4.92% A	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,819	$ 2,930
Portfolio turnover rate F	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,307,298
Gross unrealized depreciation	(56,984,059)
Net unrealized appreciation (depreciation) on securities and other investments	$ 89,323,239

Tax cost	$ 1,395,246,649

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $464,534,643 and $134,305,407, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,015	$ 3,066
Class T	-%	.25%	2,354	48
Class C	.75%	.25%	19,491	13,203
			$ 37,860	$ 16,317

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,932
Class T	519
Class C*	984
$ 13,435

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,004.24
Class T	2,738.29
Class C	5,205.27
Real Estate Income	1,756,852.30
Institutional Class	10,318.25
	$ 1,790,117

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,698 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,060 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,034,560. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,019, including $1,676 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $16,530,000. The weighted average interest rate was .71%. The interest expense amounted to $326 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements - continued

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Real Estate Income Class expenses by $16,722.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,046 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $130.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010 A
From net investment income
Class A	$ 403,376	$ 23,172
Class T	62,202	6,447
Class C	117,956	3,705
Real Estate Income	36,448,945	40,107,971
Institutional Class	267,138	9,503
Total	$ 37,299,617	$ 40,150,798

A Distributions for Class A, Class T, Class C and Institutional Class are for the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Class A
Shares sold	2,027,150	402,260	$ 20,844,366	$ 3,960,293
Reinvestment of distributions	24,886	1,072	253,502	10,302
Shares redeemed	(85,489)	(18,182)	(883,868)	(177,559)
Net increase (decrease)	1,966,547	385,150	$ 20,214,000	$ 3,793,036
Class T
Shares sold	238,527	85,986	$ 2,458,227	$ 847,305
Reinvestment of distributions	5,363	671	54,590	6,447
Shares redeemed	(18,870)	(17)	(194,365)	(166)
Net increase (decrease)	225,020	86,640	$ 2,318,452	$ 853,586
Class C
Shares sold	742,789	84,053	$ 7,631,928	$ 827,207
Reinvestment of distributions	9,867	378	100,408	3,628
Shares redeemed	(26,482)	(281)	(272,618)	(2,700)
Net increase (decrease)	726,174	84,150	$ 7,459,718	$ 828,135
Real Estate Income
Shares sold	49,541,592	69,175,263	$ 510,694,454	$ 650,744,676
Reinvestment of distributions	3,274,977	4,018,182	33,265,854	36,922,410
Shares redeemed	(22,123,776)	(26,105,432)	(227,725,959)	(245,525,556)
Net increase (decrease)	30,692,793	47,088,013	$ 316,234,349	$ 442,141,530
Institutional Class
Shares sold	1,646,275	294,304	$ 17,032,892	$ 2,886,826
Reinvestment of distributions	21,882	902	222,798	8,663
Shares redeemed	(85,054)	(733)	(879,781)	(7,109)
Net increase (decrease)	1,583,103	294,473	$ 16,375,909	$ 2,888,380

A Share transactions for Class A, Class T, Class C and Institutional Class are for the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2011 and for the year ended July 31, 2010, and the financial highlights for the six months ended January 31, 2011 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2011 and for the year ended July 31, 2010, and the financial highlights for the six months ended January 31, 2011 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

REI-USAN-0311
1.789734.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Class A, Class T, and Class C

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A , Class T, and
Class C are classes of Fidelity® Real Estate Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,094.10	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.19%
Actual		$ 1,000.00	$ 1,093.70	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class C	1.92%
Actual		$ 1,000.00	$ 1,089.80	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Real Estate Income	.94%
Actual		$ 1,000.00	$ 1,095.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,095.90	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas, Inc.	1.7	1.3
MFA Financial, Inc.	1.6	1.8
Acadia Realty Trust (SBI)	1.4	1.5
Cypress Sharpridge Investments, Inc.	1.2	1.3
Equity Lifestyle Properties, Inc.	1.2	1.4
	7.1
Top 5 Bonds as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.0103% 11/15/15	1.4	0.0
Lexington Master Ltd. Partnership 5.45% 1/15/27	1.0	1.4
Ventas Realty LP 6.5% 6/1/16	0.8	1.1
Acadia Realty Trust 3.75% 12/15/26	0.8	1.1
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36	0.8	0.6
	4.8
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Shopping Centers	9.6	8.9
REITs - Health Care Facilities	8.4	8.3
REITs - Management/Investment	7.1	6.6
REITs - Mortgage	6.8	8.7
REITs - Industrial Buildings	5.7	4.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Common Stocks 25.9%		Common Stocks 23.4%
	Preferred Stocks 8.6%		Preferred Stocks 8.1%
	Bonds 45.8%		Bonds 45.1%
	Convertible Securities 8.8%		Convertible Securities 11.8%
	Other Investments 2.2%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	3.3%	** Foreign investments	2.3%

Semiannual Report

Investments January 31, 2011

Showing Percentage of Net Assets

Common Stocks - 25.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	75,100	$ 4,428,647
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
TOTAL CONSUMER DISCRETIONARY		8,124,647
FINANCIALS - 23.9%
Capital Markets - 0.5%
HFF, Inc. (a)	546,564	6,892,172
Real Estate Investment Trusts - 23.1%
Acadia Realty Trust (SBI)	1,151,149	21,273,234
Alexandria Real Estate Equities, Inc.	43,100	3,320,424
AMB Property Corp. (SBI)	287,200	9,635,560
American Assets Trust, Inc. (a)	222,500	4,737,025
American Campus Communities, Inc.	331,400	10,717,476
Annaly Capital Management, Inc.	175,050	3,121,142
Anworth Mortgage Asset Corp.	1,336,610	9,182,511
Apartment Investment & Management Co. Class A	75,041	1,918,048
Apollo Commercial Real Estate Finance, Inc.	77,500	1,273,325
Associated Estates Realty Corp.	484,200	7,171,002
AvalonBay Communities, Inc.	44,625	5,173,376
Brandywine Realty Trust (SBI)	295,700	3,430,120
Canadian (REIT)	15,000	479,473
CapLease, Inc.	124,200	685,584
CBL & Associates Properties, Inc.	296,173	5,052,711
Cedar Shopping Centers, Inc.	271,400	1,641,970
Cypress Sharpridge Investments, Inc.	1,345,588	17,559,923
DCT Industrial Trust, Inc.	666,100	3,690,194
Developers Diversified Realty Corp.	140,000	1,904,000
DiamondRock Hospitality Co. (a)	487,900	5,918,227
Digital Realty Trust, Inc. (f)	190,100	10,341,440
Duke Realty LP	590,283	8,086,877
Dynex Capital, Inc.	826,898	8,831,271
Education Realty Trust, Inc.	140,600	1,096,680
Equity Lifestyle Properties, Inc.	301,530	17,151,026
Equity Residential (SBI)	103,300	5,597,827
Excel Trust, Inc.	316,100	4,039,758
Federal Realty Investment Trust (SBI)	26,700	2,147,481
Government Properties Income Trust	74,500	1,929,550
HCP, Inc.	154,900	5,745,241
Healthcare Realty Trust, Inc.	218,500	4,588,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	107,900	$ 3,535,883
Hospitality Properties Trust (SBI)	96,400	2,397,468
LTC Properties, Inc.	165,213	4,516,923
MFA Financial, Inc.	2,919,281	23,850,526
Mid-America Apartment Communities, Inc.	64,600	4,118,250
Monmouth Real Estate Investment Corp. Class A	455,073	3,745,251
National Health Investors, Inc.	195,606	8,945,062
National Retail Properties, Inc.	219,500	5,454,575
Nationwide Health Properties, Inc.	140,480	5,275,024
Omega Healthcare Investors, Inc.	214,000	4,767,920
Pebblebrook Hotel Trust	204,100	4,196,296
ProLogis Trust	495,966	7,399,813
Public Storage	31,200	3,400,176
Rayonier, Inc.	23,800	1,409,198
Regency Centers Corp.	100,100	4,315,311
Senior Housing Properties Trust (SBI)	75,800	1,699,436
Simon Property Group, Inc.	119,801	12,153,811
Sun Communities, Inc.	12,700	420,624
Sunstone Hotel Investors, Inc. (a)	465,100	4,748,671
The Macerich Co.	99,474	4,840,405
Two Harbors Investment Corp.	143,980	1,446,999
Ventas, Inc.	457,380	25,366,282
Vornado Realty Trust	44,390	3,910,315
Weyerhaeuser Co.	340,429	7,891,144
Whitestone REIT Class B	179,067	2,580,355
		339,826,694
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	61,400	1,362,466
Coresite Realty Corp.	146,600	2,106,642
		3,469,108
Thrifts & Mortgage Finance - 0.1%
Walker & Dunlop, Inc.	168,200	2,018,400
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
		2,019,007
TOTAL FINANCIALS		352,206,981
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	541,600	11,833,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	504,850	$ 3,448,126
Emeritus Corp. (a)	333,674	6,373,173
		21,655,259
TOTAL COMMON STOCKS (Cost $311,994,867)		381,986,887
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 1.9%
FINANCIALS - 1.9%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,339,375
CommonWealth REIT 6.50%	150,000	3,255,000
Excel Trust, Inc. 7.00% (a)(g)	248,200	6,205,000
Lexington Corporate Properties Trust Series C 6.50%	325,036	13,726,270
		25,525,645
Real Estate Management & Development - 0.2%
Grubb & Ellis Co. 12.00% (g)	27,500	2,445,025
TOTAL FINANCIALS		27,970,670
Nonconvertible Preferred Stocks - 8.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	683,398
FINANCIALS - 8.5%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	362,500
Red Lion Hotels Capital Trust 9.50%	163,225	4,157,341
		4,519,841
Real Estate Investment Trusts - 7.8%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,715,870
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.: - continued
Series B, 9.25% (a)	124,100	$ 12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,254,420
Anworth Mortgage Asset Corp. Series A, 8.625%	285,127	7,182,349
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,452,450
Series U, 7.75%	100,773	2,531,418
Brandywine Realty Trust Series C, 7.50%	37,615	936,990
CapLease, Inc. Series A, 8.125%	43,400	1,079,792
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	47,962	1,168,354
7.375%	140,688	3,335,712
Cedar Shopping Centers, Inc. 8.875%	290,352	7,366,230
CenterPoint Properties Trust Series D, 5.377%	3,575	1,644,500
Cogdell Spencer, Inc. 8.50%	114,300	2,871,216
Corporate Office Properties Trust Series H, 7.50%	5,000	123,650
Cousins Properties, Inc. Series A, 7.75%	93,230	2,274,812
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	74,500	1,852,070
Duke Realty LP:
8.375%	128,517	3,359,434
Series L, 6.60%	10,666	246,491
DuPont Fabros Technology, Inc. 7.875%	40,000	1,001,600
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	40,800
First Potomac Realty Trust 7.75%	80,000	2,009,600
Glimcher Realty Trust Series G, 8.125%	121,111	2,944,208
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,283,222
Series C, 7.00%	58,500	1,381,770
Kimco Realty Corp. Series G, 7.75%	97,300	2,487,961
Kite Realty Group Trust 8.25%	96,100	2,354,450
LaSalle Hotel Properties:
7.50%	100,000	2,495,000
Series B, 8.375%	26,800	671,340
Series E, 8.00%	47,350	1,186,118
Series G, 7.25%	114,485	2,735,047
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II: - continued
Series B, 7.625% (a)	31,240	$ 749,760
Lexington Corporate Properties Trust Series B, 8.05%	29,000	720,650
Lexington Realty Trust 7.55%	23,800	561,442
LTC Properties, Inc. Series F, 8.00%	61,240	1,555,496
MFA Financial, Inc. Series A, 8.50%	386,961	9,732,069
Monmouth Real Estate Investment Corp. 7.625%	80,000	1,996,000
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,531,720
Parkway Properties, Inc. Series D, 8.00%	237,900	5,923,710
ProLogis Trust Series C, 8.54%	94,446	5,049,914
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	330,638
6.875%	50,000	1,227,500
7.20%	83,040	2,063,544
7.375%	100,610	2,516,256
Series P, 6.70%	36,000	876,240
Public Storage:
Series I, 7.25%	10,828	272,866
Series K, 7.25%	128,260	3,230,869
Series N, 7.00%	4,200	105,966
Regency Centers Corp.:
7.25%	10,500	260,925
Series C 7.45%	18,000	454,500
Saul Centers, Inc.:
8.00%	93,700	2,398,720
Series B (depositary shares) 9.00%	88,550	2,364,285
Sunstone Hotel Investors, Inc. Series A, 8.00%	62,200	1,499,020
Vornado Realty Trust 6.75%	20,000	482,000
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,318,594
		114,969,691
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Hudson Pacific Properties, Inc. 8.375%	186,300	$ 4,659,363
Vornado Realty LP 7.875%	50,449	1,356,069
		6,015,432
TOTAL FINANCIALS		125,504,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS		126,188,362
TOTAL PREFERRED STOCKS (Cost $159,940,508)		154,159,032
Corporate Bonds - 28.1%
		Principal Amount (e)
Convertible Bonds - 6.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,147,375
FINANCIALS - 6.8%
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,505,000
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		5,895,000	5,976,351
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,169,375
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,128,200
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,042,500
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,100,000
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,870,000
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	6,437,500
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,416,313
2.625% 5/15/38		1,500,000	1,494,375
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,818,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,541,250
			61,498,864
Real Estate Management & Development - 2.6%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,512,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Corporate Office Properties LP:
3.5% 9/15/26 (g)		$ 3,280,000	$ 3,292,300
4.25% 4/15/30 (g)		2,000,000	2,065,000
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,683,125
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,600,000	2,587,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	4,881,250
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,126,250
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,201,388
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,118,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	493,125
			38,966,801
TOTAL FINANCIALS			100,465,665
TOTAL CONVERTIBLE BONDS			101,613,040
Nonconvertible Bonds - 21.2%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 0.8%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	1,996,154
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,000,000	1,050,000
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,060,000
11.625% 12/1/15 (g)		325,000	344,500
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,909,982	3,958,856
Vail Resorts, Inc. 6.75% 2/15/14		3,000,000	3,037,500
			11,447,010
Household Durables - 4.4%
KB Home:
5.75% 2/1/14		510,000	512,550
5.875% 1/15/15		5,000,000	4,950,000
6.25% 6/15/15		8,500,000	8,457,500
9.1% 9/15/17		4,000,000	4,230,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,000,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
5.6% 5/31/15		$ 3,000,000	$ 2,940,000
6.5% 4/15/16		4,000,000	4,000,000
6.95% 6/1/18		10,000,000	9,900,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,171,500
8.625% 11/15/18 (g)		5,905,000	5,964,050
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,512,500
7.15% 4/15/20		1,500,000	1,440,000
Ryland Group, Inc. 8.4% 5/15/17		745,000	812,050
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		2,913,000	3,022,238
8.375% 5/15/18 (g)		5,645,000	5,856,688
10.75% 9/15/16		3,000,000	3,525,000
			65,494,076
Multiline Retail - 0.3%
Sears Holdings Corp. 6.625% 10/15/18 (g)		4,000,000	3,840,000
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,832,375
TOTAL CONSUMER DISCRETIONARY			83,613,461
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,195,175	1,338,596
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,356,000
			5,694,596
FINANCIALS - 14.5%
Commercial Banks - 0.1%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,807,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 7,320,000	$ 7,503,000
7.75% 1/15/16 (g)		1,500,000	1,537,500
			9,040,500
Real Estate Investment Trusts - 9.0%
Camden Property Trust 5% 6/15/15		1,100,000	1,174,511
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,694,168
6.25% 6/15/14		5,005,000	5,407,872
CommonWealth REIT 5.875% 9/15/20		2,000,000	1,968,894
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	515,744
5.5% 5/1/15		2,000,000	2,067,406
7.5% 4/1/17		6,000,000	6,765,126
7.5% 7/15/18		5,271,000	5,814,071
7.875% 9/1/20		4,637,000	5,356,635
9.625% 3/15/16		3,836,000	4,614,478
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,100,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,537,554
6.25% 12/15/14		4,081,000	4,392,535
6.25% 1/15/17		3,000,000	3,138,711
HCP, Inc. 3.75% 2/1/16		2,000,000	1,999,880
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,080,262
6.3% 9/15/16		5,250,000	5,884,877
7.072% 6/8/15		1,500,000	1,672,280
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,095,717
6.2% 6/1/16		750,000	831,961
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	2,079,008
HMB Capital Trust V 3.9016% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	919,283
6.75% 2/15/13		610,000	644,022
7.875% 8/15/14		1,000,000	1,120,686
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,777,505
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 8/15/16		$ 1,500,000	$ 1,601,964
6.5% 1/15/13		200,000	210,380
iStar Financial, Inc.:
5.95% 10/15/13		5,330,000	5,010,200
6.05% 4/15/15		1,500,000	1,350,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	490,522
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,365,688
6.25% 2/1/13		1,000,000	1,070,479
8.25% 7/1/12		1,300,000	1,391,883
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		2,115,000	2,093,850
7% 1/15/16		1,295,000	1,328,994
7.5% 2/15/20		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,913,886
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,057,500
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,371,652
6.625% 5/15/18		6,480,000	7,160,860
6.875% 3/15/20		1,500,000	1,675,158
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,176,400
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,423,399
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,961,425
6.75% 4/15/20		2,000,000	2,121,178
8.625% 1/15/12		5,900,000	6,187,365
UDR, Inc. 5.5% 4/1/14		500,000	531,257
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	522,548
5.25% 1/15/15		1,000,000	1,052,356
5.25% 1/15/16		4,000,000	4,170,536
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,568,593
			133,511,259
Real Estate Management & Development - 4.7%
AMB Property LP 5.9% 8/15/13		400,000	426,049
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.4% 11/1/14		$ 6,750,000	$ 7,076,032
5.75% 4/1/12		1,000,000	1,032,844
7.5% 5/15/15		1,000,000	1,110,549
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (g)		1,205,000	1,205,000
11.625% 6/15/17		1,500,000	1,747,500
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,557,717
6.25% 6/15/14		1,594,000	1,681,614
6.875% 8/15/12		1,000,000	1,047,462
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,539,580
Duke Realty LP:
6.25% 5/15/13		750,000	810,498
7.375% 2/15/15		1,500,000	1,706,700
DuPont Fabros Technology LP 8.5% 12/15/17		845,000	916,825
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,635,200
7.625% 6/1/15		1,435,000	1,391,950
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,952,555
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	515,000
9% 5/15/17		750,000	838,125
Liberty Property LP 6.375% 8/15/12		2,679,000	2,864,687
Post Apartment Homes LP:
5.45% 6/1/12		713,000	735,980
6.3% 6/1/13		2,000,000	2,149,586
Realogy Corp. 7.875% 2/15/19 (g)		2,035,000	2,045,175
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,835,528
5.875% 6/15/17		400,000	436,472
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,080,000
Ventas Realty LP:
3.125% 11/30/15		1,500,000	1,454,085
6.5% 6/1/16		2,340,000	2,421,900
6.5% 6/1/16		11,370,000	11,767,950
			68,982,563
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		$ 4,000,000	$ 1,200,000
TOTAL FINANCIALS			214,541,822
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)		2,335,000	2,399,213
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)		3,410,000	3,546,400
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,164,700
			6,711,100
TOTAL HEALTH CARE			9,110,313
TOTAL NONCONVERTIBLE BONDS			312,960,192
TOTAL CORPORATE BONDS (Cost $383,752,362)			414,573,232
Asset-Backed Securities - 4.4%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,297,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.62% 3/23/19 (g)(h)		365,848	332,922
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6531% 1/20/40 (g)(h)		849,042	832,061
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7606% 3/20/50 (g)(h)		2,250,000	67,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,840,625
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5391% 1/20/37 (g)(h)		1,397,997	922,678
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,383,050	1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (g)(h)		6,711,746	4,899,575
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		$ 500,000	$ 392,961
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,177,500
Class B2, 1.6528% 12/28/35 (g)(h)		1,575,000	976,500
Class D, 9% 12/28/35 (g)		500,000	158,450
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	264,205
Crest Ltd. Series 2002-IGA:
Class A, 0.7544% 7/28/17 (g)(h)		637,960	630,438
Class B, 1.6544% 7/28/35 (g)(h)		1,500,000	1,320,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,137,074
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6569% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,609,208
Series 1997-3 Class M1, 7.53% 3/15/28		7,949,878	5,951,415
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.76% 6/25/35 (h)(j)		1,259,000	83,103
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.81% 8/26/30 (g)(h)		756,799	83,248
Class E, 2.26% 8/26/30 (g)(h)		1,472,717	44,182
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,365,083	500,346
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,607,435
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	693,155
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		1,060,054	1,060,054
Class D, 5.194% 7/24/39 (g)		4,590,000	4,475,250
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9359% 2/5/36 (g)(h)		3,422,702	342
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,133,350
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	540,000
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (g)(h)		2,439,000	2,036,565
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A1B, 0.6328% 9/25/26 (g)(h)		$ 6,285,000	$ 4,996,575
Class A2A, 0.5228% 9/25/26 (g)(h)		9,385,000	8,071,100
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2344% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $72,123,231)			65,108,257
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 2.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4713% 3/15/22 (g)(h)		7,770,341	7,612,174
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4413% 6/15/22 (g)(h)		3,250,000	3,006,771
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		102,634	13,876
Series 2002-R2 Class 2B3, 4.4726% 7/25/33 (g)(h)		232,454	91,986
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		145,467	14,110
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		265,815	10,189
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,547,998	436,339
Class B3, 5.5% 11/25/33 (g)		370,653	19,035
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		231,482	7,227
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4344% 4/25/20 (g)(h)		1,500,000	1,328,400
Series 2010-K6 Class B, 5.3576% 12/26/46 (g)(h)		4,500,000	3,959,765
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.761% 6/15/22 (g)(h)		8,485,528	7,933,969
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,212,560
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,643,460
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2113% 7/10/35 (g)(h)		502,236	334,037
Series 2005-A Class B6, 2.2613% 3/10/37 (g)(h)		1,680,659	312,603
Series 2005-B Class B6, 1.8613% 6/10/37 (g)(h)		888,208	65,994
Series 2005-D Class B6, 2.5113% 12/15/37 (g)(h)		448,042	19,087
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		74,309	28,583
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7613% 12/10/35 (g)(h)		460,412	175,141
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.5113% 2/10/36 (g)(h)		$ 478,992	$ 240,885
Series 2004-B Class B7, 4.2613% 2/10/36 (g)(h)		575,299	217,751
Series 2005-C Class B7, 3.3613% 9/10/37 (g)(h)		1,830,031	154,455
TOTAL PRIVATE SPONSOR			34,838,397
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		192,091	119,407
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0614% 2/25/42 (g)(h)		120,527	53,578
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		267,698	83,476
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.0337% 6/25/43 (g)(h)		167,016	65,918
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.2404% 10/25/42 (g)(h)		72,654	27,284
TOTAL U.S. GOVERNMENT AGENCY			349,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,642,982)			35,188,060
Commercial Mortgage Securities - 17.8%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,146,229
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,619,968
Class B2, 7.525% 4/14/29		560,000	574,450
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,301,171
Series 2005-1 Class CJ, 5.1794% 11/10/42 (h)		3,580,000	3,652,174
Series 2005-6 Class AJ, 5.1955% 9/10/47 (h)		5,000,000	4,990,604
Banc of America Large Loan Trust floater Series 2010- HLTN Class HLTN, 2.0103% 11/15/15 (g)(h)		22,269,352	19,875,396
Banc of America Large Loan, Inc. floater Series 2005- MIB1 Class K, 2.2613% 3/15/22 (g)(h)		4,190,000	2,974,900
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4558% 3/11/39 (h)		5,700,000	5,697,442
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5213% 3/15/19 (g)(h)		$ 2,480,000	$ 2,215,143
Class E, 0.5813% 3/15/19 (g)(h)		1,995,000	1,732,628
Class F, 0.6013% 3/15/19 (g)(h)		1,650,000	1,419,686
Class G, 0.7013% 3/15/19 (g)(h)		2,760,000	2,284,531
Series 2006-T22 Class B, 5.5121% 4/12/38 (g)(h)		2,520,000	2,434,237
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3113% 4/15/22 (g)(h)		637,226	546,397
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		3,500,000	3,443,526
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,964,688	9,889,953
Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,594,999
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0118% 11/15/19 (g)(h)(i)		4,461,469	45
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5213% 5/15/23 (g)(h)		5,800,000	5,647,950
Class D, 0.7313% 5/15/23 (g)(h)		1,250,000	1,205,847
Class F, 0.8613% 5/15/23 (g)(h)		1,825,000	1,748,693
Series 2006-HC1A Class A1, 0.4513% 5/15/23 (g)(h)		2,375,639	2,326,733
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.91% 3/25/17 (g)(h)		2,512,000	2,054,345
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.46% 3/25/17 (g)(h)		3,860,000	3,061,463
Class G, 7.26% 3/25/17 (g)(h)		3,272,000	2,056,248
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	600,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	985,147
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2253% 6/10/31 (g)(h)		2,500,000	2,681,245
Series 2000-CKP1 Class B3, 8.0024% 11/10/33 (h)		2,970,000	2,964,241
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,030,146
Class K, 6% 12/12/33 (g)		2,000,000	1,991,182
FREMF Mortgage Trust Series 2010-K9 Class B, 5.163% 9/25/45 (h)		4,000,000	3,410,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 7,494,068	$ 7,149,341
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	841,357
Series 2002-1A Class H, 7.1436% 12/10/35 (g)(h)		991,000	979,304
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,045,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		2,617,802	2,739,180
Class G, 6.75% 4/15/29 (h)		1,250,000	1,256,100
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		1,199,621	1,204,419
Class J, 6.974% 8/15/36 (g)		1,500,000	1,472,121
Series 2000-C1:
Class H, 7% 3/15/33 (g)		49,259	49,424
Class K, 7% 3/15/33		1,100,000	791,297
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,087,784
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,055,124
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	880,928
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5606% 3/1/20 (g)(h)		1,400,000	1,255,665
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		5,000,000	5,368,461
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (g)		4,000,000	3,701,252
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		3,750,000	3,584,427
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,793,520
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3291% 10/15/32 (g)(h)(i)		7,200,784	384
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4413% 2/15/19 (g)(h)		2,244,141	2,203,632
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,064,384	2,158,336
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,377,451
Class H, 6% 7/15/31 (g)		2,638,000	19,785
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		$ 2,920,000	$ 3,007,600
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,012,229
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	5,899,363
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,070,738
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,042,830
Series 2006-C4:
Class AJ, 5.9009% 6/15/38 (h)		6,005,000	5,704,779
Class AM, 5.9009% 6/15/38 (h)		6,700,000	6,977,491
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	388,747
Class G, 4.384% 7/12/37	CAD	355,000	187,705
Class H, 4.384% 7/12/37	CAD	236,000	120,537
Class J, 4.384% 7/12/37	CAD	355,000	175,193
Class K, 4.384% 7/12/37	CAD	355,000	169,324
Class L, 4.384% 7/12/37	CAD	236,000	108,824
Class M, 4.384% 7/12/37	CAD	995,000	327,138
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		3,295,748	330
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6562% 5/12/39 (h)		1,200,000	1,233,433
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37		750,000	0
Class E, 7.983% 1/15/37		1,453,000	0
Class IO, 7.9747% 1/15/37 (h)(i)		5,415,859	457,640
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,927,319	1,965,865
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,328,879
Series 1997-RR Class F, 7.4398% 4/30/39 (g)(h)		2,450,725	2,352,696
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,733,431
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,597,500
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,223,602	1,230,509
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		1,031,161	986,048
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,249,327	3,436,163
RBSCF Trust Series 2010-MB1 Class D, 4.6667% 4/15/24 (g)(h)		5,820,000	5,538,094
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E5, 6.5% 2/18/34 (g)(h)		$ 3,000,000	$ 3,093,750
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		2,802,245	2,945,159
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,230,684
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0489% 8/15/39 (h)		2,080,000	2,099,732
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	11,161,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8363% 7/15/24 (g)(h)		1,200,000	388,785
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,516,010
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0613% 6/15/20 (g)(h)		1,437,020	1,267,866
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,992,682
Series 2004-C11:
Class D, 5.3116% 1/15/41 (h)		5,177,000	4,862,809
Class E, 5.3616% 1/15/41 (h)		3,785,000	3,257,671
Series 2004-C12 Class D, 5.3051% 7/15/41 (h)		2,750,000	2,584,288
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,178,217
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,385,370)			262,817,725
Floating Rate Loans - 2.2%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,977,500
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (h)		28,053	28,018
TOTAL CONSUMER DISCRETIONARY			9,005,518
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.1%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (h)		1,903,333	1,903,333
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.5113% 11/9/16 (h)		$ 1,216,950	$ 1,230,641
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (h)		835,322	808,174
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,775,000
Tranche B, term loan 3.2857% 10/10/13 (h)		7,048,734	6,819,650
			11,633,465
TOTAL FINANCIALS			13,536,798
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,757,869	3,757,869
Universal Health Services, Inc. term loan 5.5% 11/15/16 (h)		2,000,000	2,024,000
			5,781,869
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
TowerCo Finance LLC term loan:
2/2/17 (h)		3,000,000	3,015,000
6% 11/24/14 (h)		565,292	565,292
			3,580,292
TOTAL FLOATING RATE LOANS (Cost $31,050,715)			31,904,477
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	366,000
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)(h)	$ 810,000	$ 8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)(h)	1,350,000	0
		381,008
TOTAL PREFERRED SECURITIES (Cost $3,376,206)		381,008
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	128,144,210	128,144,210
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,307,000	10,307,000
TOTAL MONEY MARKET FUNDS (Cost $138,451,210)		138,451,210
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,393,717,451)		1,484,569,888
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,334,143)
NET ASSETS - 100%		$ 1,474,235,745
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,391,995 or 23.8% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $285,986 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 166,459
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 201,735
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.76% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,690
Fidelity Securities Lending Cash Central Fund	9,019
Total	$ 116,709
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,808,045	$ 5,112,045	$ -	$ 3,696,000
Financials	505,682,615	468,226,231	33,051,144	4,405,240
Health Care	21,655,259	21,655,259	-	-
Corporate Bonds	414,573,232	-	413,373,232	1,200,000
Asset-Backed Securities	65,108,257	-	32,296,385	32,811,872
Collateralized Mortgage Obligations	35,188,060	-	34,217,052	971,008
Commercial Mortgage Securities	262,817,725	-	251,474,555	11,343,170
Floating Rate Loans	31,904,477	-	22,361,685	9,542,792
Preferred Securities	381,008	-	-	381,008
Money Market Funds	138,451,210	138,451,210	-	-
Total Investments in Securities:	$ 1,484,569,888	$ 633,444,745	$ 786,774,053	$ 64,351,090
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	482,996
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,405,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 482,996
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,200,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (170,000)
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	544,405
Total Unrealized Gain (Loss)	1,629,207
Cost of Purchases	3,378,507
Proceeds of Sales	(3,985,267)
Amortization/Accretion	34,853
Transfers in to Level 3	20,413,769
Transfers out of Level 3	(6,090,558)
Ending Balance	$ 32,811,872
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 652,011
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	199,271
Cost of Purchases	-
Proceeds of Sales	(209,037)
Amortization/Accretion	(61,213)
Transfers in to Level 3	47,432
Transfers out of Level 3	-
Ending Balance	$ 971,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 199,271
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	363,698
Total Unrealized Gain (Loss)	719,182
Cost of Purchases	3,846,059
Proceeds of Sales	(2,919,781)
Amortization/Accretion	(360,966)
Transfers in to Level 3	4,496,807
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 11,343,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 719,182
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	44,772
Cost of Purchases	8,928,750
Proceeds of Sales	(2,855)
Amortization/Accretion	2,546
Transfers in to Level 3	569,568
Transfers out of Level 3	-
Ending Balance	$ 9,542,792
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 44,772
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	(1,398,375)
Total Unrealized Gain (Loss)	2,420,705
Cost of Purchases	-
Proceeds of Sales	(1,006,771)
Amortization/Accretion	(159)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 381,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 14,166

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.0%*
AAA,AA,A	11.5%
BBB	15.7%
BB	5.1%
B	8.8%
CCC,CC,C	2.6%
D	0.0%*
Not Rated	11.2%
Equities	36.4%
Short-Term Investments and Net Other Assets	8.7%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $13,906,408 of which $302,434 and $13,603,974 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011

Assets
Investment in securities, at value (including securities loaned of $10,194,560) - See accompanying schedule: Unaffiliated issuers (cost $1,255,266,241)	$ 1,346,118,678
Fidelity Central Funds (cost $138,451,210)	138,451,210
Total Investments (cost $1,393,717,451)		$ 1,484,569,888
Cash		53,132
Receivable for investments sold		778,476
Receivable for fund shares sold		10,370,364
Dividends receivable		1,019,759
Interest receivable		7,391,451
Distributions receivable from Fidelity Central Funds		24,307
Prepaid expenses		2,669
Other receivables		3,298
Total assets		1,504,213,344

Liabilities
Payable for investments purchased	$ 16,435,998
Payable for fund shares redeemed	2,131,021
Accrued management fee	647,651
Distribution and service plan fees payable	11,465
Other affiliated payables	362,950
Other payables and accrued expenses	81,514
Collateral on securities loaned, at value	10,307,000
Total liabilities		29,977,599

Net Assets		$ 1,474,235,745
Net Assets consist of:
Paid in capital		$ 1,392,502,542
Undistributed net investment income		3,116,326
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,261,001)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,877,878
Net Assets		$ 1,474,235,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,797,617 ÷ 2,351,697 shares)	$ 10.54

Maximum offering price per share (100/96.00 of $10.54)	$ 10.98
Class T: Net Asset Value and redemption price per share ($3,286,119 ÷ 311,660 shares)	$ 10.54

Maximum offering price per share (100/96.00 of $10.54)	$ 10.98
Class C: Net Asset Value and offering price per share ($8,516,294 ÷ 810,324 shares)A	$ 10.51

Real Estate Income: Net Asset Value, offering price and redemption price per share ($1,417,817,158 ÷ 134,211,170 shares)	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,818,557 ÷ 1,877,576 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2011

Investment Income
Dividends		$ 9,995,753
Interest		24,962,922
Income from Fidelity Central Funds		116,709
Total income		35,075,384

Expenses
Management fee	$ 3,378,557
Transfer agent fees	1,790,117
Distribution and service plan fees	37,860
Accounting and security lending fees	248,704
Custodian fees and expenses	17,249
Independent trustees' compensation	3,221
Registration fees	150,609
Audit	79,287
Legal	3,127
Interest	326
Miscellaneous	5,729
Total expenses before reductions	5,714,786
Expense reductions	(19,898)	5,694,888
Net investment income (loss)		29,380,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,085,391
Foreign currency transactions	(475)
Total net realized gain (loss)		4,084,916
Change in net unrealized appreciation (depreciation) on: Investment securities	76,449,249
Assets and liabilities in foreign currencies	(247)
Total change in net unrealized appreciation (depreciation)		76,449,002
Net gain (loss)		80,533,918
Net increase (decrease) in net assets resulting from operations		$ 109,914,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,380,496	$ 41,516,164
Net realized gain (loss)	4,084,916	20,625,469
Change in net unrealized appreciation (depreciation)	76,449,002	102,855,727
Net increase (decrease) in net assets resulting from operations	109,914,414	164,997,360
Distributions to shareholders from net investment income	(37,299,617)	(40,150,798)
Share transactions - net increase (decrease)	362,602,428	450,504,667
Redemption fees	167,937	230,512
Total increase (decrease) in net assets	435,385,162	575,581,741

Net Assets
Beginning of period	1,038,850,583	463,268,842
End of period (including undistributed net investment income of $3,116,326 and undistributed net investment income of $11,035,447, respectively)	$ 1,474,235,745	$ 1,038,850,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.18
Net realized and unrealized gain (loss)	.68	(.04)
Total from investment operations	.92	.14
Distributions from net investment income	(.32)	(.15)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.54	$ 9.94
Total Return B,C,D	9.41%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.09% A
Expenses net of fee waivers, if any	1.13% A	1.09% A
Expenses net of all reductions	1.13% A	1.09% A
Net investment income (loss)	4.68% A	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,798	$ 3,830
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.17
Net realized and unrealized gain (loss)	.68	(.03)
Total from investment operations	.92	.14
Distributions from net investment income	(.32)	(.15)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.54	$ 9.94
Total Return B,C,D	9.37%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.17% A
Expenses net of fee waivers, if any	1.19% A	1.17% A
Expenses net of all reductions	1.19% A	1.17% A
Net investment income (loss)	4.62% A	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,286	$ 862
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.20	.15
Net realized and unrealized gain (loss)	.68	(.03)
Total from investment operations	.88	.12
Distributions from net investment income	(.30)	(.14)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.51	$ 9.93
Total Return B,C,D	8.98%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.86% A
Expenses net of fee waivers, if any	1.92% A	1.86% A
Expenses net of all reductions	1.92% A	1.86% A
Net investment income (loss)	3.89% A	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,516	$ 836
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78	$ 12.17
Income from Investment Operations
Net investment income (loss) D	.25	.53	.54	.59	.63	.66
Net realized and unrealized gain (loss)	.68	1.73	(1.27)	(1.48)	(.37)	(.11)
Total from investment operations	.93	2.26	(.73)	(.89)	.26	.55
Distributions from net investment income	(.32)	(.52)	(.50)	(.66)	(.58)	(.67)
Distributions from net realized gain	-	-	-	(.24)	(.24)	(.27)
Total distributions	(.32)	(.52)	(.50)	(.90)	(.82)	(.94)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.56	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78
Total Return B,C	9.50%	28.29%	(6.92)%	(8.43)%	2.00%	4.82%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	.97%	1.00%	.94%	.88%	.85%
Expenses net of fee waivers, if any	.94% A	.96%	1.00%	.94%	.88%	.85%
Expenses net of all reductions	.94% A	.96%	1.00%	.94%	.88%	.85%
Net investment income (loss)	4.87% A	5.60%	7.15%	5.77%	5.30%	5.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417,817	$ 1,030,393	$ 463,269	$ 393,147	$ 516,268	$ 521,265
Portfolio turnover rate F	24% A	28%	47%	32%	45%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Year ended July 31,
	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.25	.19
Net realized and unrealized gain (loss)	.69	(.04)
Total from investment operations	.94	.15
Distributions from net investment income	(.33)	(.15)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 10.56	$ 9.95
Total Return B,C	9.59%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.85% A
Expenses net of fee waivers, if any	.89% A	.85% A
Expenses net of all reductions	.89% A	.85% A
Net investment income (loss)	4.92% A	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,819	$ 2,930
Portfolio turnover rate F	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,307,298
Gross unrealized depreciation	(56,984,059)
Net unrealized appreciation (depreciation) on securities and other investments	$ 89,323,239

Tax cost	$ 1,395,246,649

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $464,534,643 and $134,305,407, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,015	$ 3,066
Class T	-%	.25%	2,354	48
Class C	.75%	.25%	19,491	13,203
			$ 37,860	$ 16,317

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,932
Class T	519
Class C*	984
$ 13,435

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,004.24
Class T	2,738.29
Class C	5,205.27
Real Estate Income	1,756,852.30
Institutional Class	10,318.25
	$ 1,790,117

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,698 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,060 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,034,560. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,019, including $1,676 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $16,530,000. The weighted average interest rate was .71%. The interest expense amounted to $326 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements - continued

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Real Estate Income Class expenses by $16,722.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,046 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $130.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010 A
From net investment income
Class A	$ 403,376	$ 23,172
Class T	62,202	6,447
Class C	117,956	3,705
Real Estate Income	36,448,945	40,107,971
Institutional Class	267,138	9,503
Total	$ 37,299,617	$ 40,150,798

A Distributions for Class A, Class T, Class C and Institutional Class are for the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Class A
Shares sold	2,027,150	402,260	$ 20,844,366	$ 3,960,293
Reinvestment of distributions	24,886	1,072	253,502	10,302
Shares redeemed	(85,489)	(18,182)	(883,868)	(177,559)
Net increase (decrease)	1,966,547	385,150	$ 20,214,000	$ 3,793,036
Class T
Shares sold	238,527	85,986	$ 2,458,227	$ 847,305
Reinvestment of distributions	5,363	671	54,590	6,447
Shares redeemed	(18,870)	(17)	(194,365)	(166)
Net increase (decrease)	225,020	86,640	$ 2,318,452	$ 853,586
Class C
Shares sold	742,789	84,053	$ 7,631,928	$ 827,207
Reinvestment of distributions	9,867	378	100,408	3,628
Shares redeemed	(26,482)	(281)	(272,618)	(2,700)
Net increase (decrease)	726,174	84,150	$ 7,459,718	$ 828,135
Real Estate Income
Shares sold	49,541,592	69,175,263	$ 510,694,454	$ 650,744,676
Reinvestment of distributions	3,274,977	4,018,182	33,265,854	36,922,410
Shares redeemed	(22,123,776)	(26,105,432)	(227,725,959)	(245,525,556)
Net increase (decrease)	30,692,793	47,088,013	$ 316,234,349	$ 442,141,530
Institutional Class
Shares sold	1,646,275	294,304	$ 17,032,892	$ 2,886,826
Reinvestment of distributions	21,882	902	222,798	8,663
Shares redeemed	(85,054)	(733)	(879,781)	(7,109)
Net increase (decrease)	1,583,103	294,473	$ 16,375,909	$ 2,888,380

A Share transactions for Class A, Class T, Class C and Institutional Class are for the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2011 and for the year ended July 31, 2010, and the financial highlights for the six months ended January 31, 2011 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2011 and for the year ended July 31, 2010, and the financial highlights for the six months ended January 31, 2011 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

REIA-USAN-0311
1.907551.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Institutional Class

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Real Estate Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,094.10	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.19%
Actual		$ 1,000.00	$ 1,093.70	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class C	1.92%
Actual		$ 1,000.00	$ 1,089.80	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Real Estate Income	.94%
Actual		$ 1,000.00	$ 1,095.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,095.90	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas, Inc.	1.7	1.3
MFA Financial, Inc.	1.6	1.8
Acadia Realty Trust (SBI)	1.4	1.5
Cypress Sharpridge Investments, Inc.	1.2	1.3
Equity Lifestyle Properties, Inc.	1.2	1.4
	7.1
Top 5 Bonds as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.0103% 11/15/15	1.4	0.0
Lexington Master Ltd. Partnership 5.45% 1/15/27	1.0	1.4
Ventas Realty LP 6.5% 6/1/16	0.8	1.1
Acadia Realty Trust 3.75% 12/15/26	0.8	1.1
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36	0.8	0.6
	4.8
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Shopping Centers	9.6	8.9
REITs - Health Care Facilities	8.4	8.3
REITs - Management/Investment	7.1	6.6
REITs - Mortgage	6.8	8.7
REITs - Industrial Buildings	5.7	4.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Common Stocks 25.9%		Common Stocks 23.4%
	Preferred Stocks 8.6%		Preferred Stocks 8.1%
	Bonds 45.8%		Bonds 45.1%
	Convertible Securities 8.8%		Convertible Securities 11.8%
	Other Investments 2.2%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	3.3%	** Foreign investments	2.3%

Semiannual Report

Investments January 31, 2011

Showing Percentage of Net Assets

Common Stocks - 25.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	75,100	$ 4,428,647
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
TOTAL CONSUMER DISCRETIONARY		8,124,647
FINANCIALS - 23.9%
Capital Markets - 0.5%
HFF, Inc. (a)	546,564	6,892,172
Real Estate Investment Trusts - 23.1%
Acadia Realty Trust (SBI)	1,151,149	21,273,234
Alexandria Real Estate Equities, Inc.	43,100	3,320,424
AMB Property Corp. (SBI)	287,200	9,635,560
American Assets Trust, Inc. (a)	222,500	4,737,025
American Campus Communities, Inc.	331,400	10,717,476
Annaly Capital Management, Inc.	175,050	3,121,142
Anworth Mortgage Asset Corp.	1,336,610	9,182,511
Apartment Investment & Management Co. Class A	75,041	1,918,048
Apollo Commercial Real Estate Finance, Inc.	77,500	1,273,325
Associated Estates Realty Corp.	484,200	7,171,002
AvalonBay Communities, Inc.	44,625	5,173,376
Brandywine Realty Trust (SBI)	295,700	3,430,120
Canadian (REIT)	15,000	479,473
CapLease, Inc.	124,200	685,584
CBL & Associates Properties, Inc.	296,173	5,052,711
Cedar Shopping Centers, Inc.	271,400	1,641,970
Cypress Sharpridge Investments, Inc.	1,345,588	17,559,923
DCT Industrial Trust, Inc.	666,100	3,690,194
Developers Diversified Realty Corp.	140,000	1,904,000
DiamondRock Hospitality Co. (a)	487,900	5,918,227
Digital Realty Trust, Inc. (f)	190,100	10,341,440
Duke Realty LP	590,283	8,086,877
Dynex Capital, Inc.	826,898	8,831,271
Education Realty Trust, Inc.	140,600	1,096,680
Equity Lifestyle Properties, Inc.	301,530	17,151,026
Equity Residential (SBI)	103,300	5,597,827
Excel Trust, Inc.	316,100	4,039,758
Federal Realty Investment Trust (SBI)	26,700	2,147,481
Government Properties Income Trust	74,500	1,929,550
HCP, Inc.	154,900	5,745,241
Healthcare Realty Trust, Inc.	218,500	4,588,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	107,900	$ 3,535,883
Hospitality Properties Trust (SBI)	96,400	2,397,468
LTC Properties, Inc.	165,213	4,516,923
MFA Financial, Inc.	2,919,281	23,850,526
Mid-America Apartment Communities, Inc.	64,600	4,118,250
Monmouth Real Estate Investment Corp. Class A	455,073	3,745,251
National Health Investors, Inc.	195,606	8,945,062
National Retail Properties, Inc.	219,500	5,454,575
Nationwide Health Properties, Inc.	140,480	5,275,024
Omega Healthcare Investors, Inc.	214,000	4,767,920
Pebblebrook Hotel Trust	204,100	4,196,296
ProLogis Trust	495,966	7,399,813
Public Storage	31,200	3,400,176
Rayonier, Inc.	23,800	1,409,198
Regency Centers Corp.	100,100	4,315,311
Senior Housing Properties Trust (SBI)	75,800	1,699,436
Simon Property Group, Inc.	119,801	12,153,811
Sun Communities, Inc.	12,700	420,624
Sunstone Hotel Investors, Inc. (a)	465,100	4,748,671
The Macerich Co.	99,474	4,840,405
Two Harbors Investment Corp.	143,980	1,446,999
Ventas, Inc.	457,380	25,366,282
Vornado Realty Trust	44,390	3,910,315
Weyerhaeuser Co.	340,429	7,891,144
Whitestone REIT Class B	179,067	2,580,355
		339,826,694
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	61,400	1,362,466
Coresite Realty Corp.	146,600	2,106,642
		3,469,108
Thrifts & Mortgage Finance - 0.1%
Walker & Dunlop, Inc.	168,200	2,018,400
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
		2,019,007
TOTAL FINANCIALS		352,206,981
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	541,600	11,833,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	504,850	$ 3,448,126
Emeritus Corp. (a)	333,674	6,373,173
		21,655,259
TOTAL COMMON STOCKS (Cost $311,994,867)		381,986,887
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 1.9%
FINANCIALS - 1.9%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,339,375
CommonWealth REIT 6.50%	150,000	3,255,000
Excel Trust, Inc. 7.00% (a)(g)	248,200	6,205,000
Lexington Corporate Properties Trust Series C 6.50%	325,036	13,726,270
		25,525,645
Real Estate Management & Development - 0.2%
Grubb & Ellis Co. 12.00% (g)	27,500	2,445,025
TOTAL FINANCIALS		27,970,670
Nonconvertible Preferred Stocks - 8.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	683,398
FINANCIALS - 8.5%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	362,500
Red Lion Hotels Capital Trust 9.50%	163,225	4,157,341
		4,519,841
Real Estate Investment Trusts - 7.8%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,715,870
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.: - continued
Series B, 9.25% (a)	124,100	$ 12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,254,420
Anworth Mortgage Asset Corp. Series A, 8.625%	285,127	7,182,349
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,452,450
Series U, 7.75%	100,773	2,531,418
Brandywine Realty Trust Series C, 7.50%	37,615	936,990
CapLease, Inc. Series A, 8.125%	43,400	1,079,792
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	47,962	1,168,354
7.375%	140,688	3,335,712
Cedar Shopping Centers, Inc. 8.875%	290,352	7,366,230
CenterPoint Properties Trust Series D, 5.377%	3,575	1,644,500
Cogdell Spencer, Inc. 8.50%	114,300	2,871,216
Corporate Office Properties Trust Series H, 7.50%	5,000	123,650
Cousins Properties, Inc. Series A, 7.75%	93,230	2,274,812
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	74,500	1,852,070
Duke Realty LP:
8.375%	128,517	3,359,434
Series L, 6.60%	10,666	246,491
DuPont Fabros Technology, Inc. 7.875%	40,000	1,001,600
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	40,800
First Potomac Realty Trust 7.75%	80,000	2,009,600
Glimcher Realty Trust Series G, 8.125%	121,111	2,944,208
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,283,222
Series C, 7.00%	58,500	1,381,770
Kimco Realty Corp. Series G, 7.75%	97,300	2,487,961
Kite Realty Group Trust 8.25%	96,100	2,354,450
LaSalle Hotel Properties:
7.50%	100,000	2,495,000
Series B, 8.375%	26,800	671,340
Series E, 8.00%	47,350	1,186,118
Series G, 7.25%	114,485	2,735,047
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II: - continued
Series B, 7.625% (a)	31,240	$ 749,760
Lexington Corporate Properties Trust Series B, 8.05%	29,000	720,650
Lexington Realty Trust 7.55%	23,800	561,442
LTC Properties, Inc. Series F, 8.00%	61,240	1,555,496
MFA Financial, Inc. Series A, 8.50%	386,961	9,732,069
Monmouth Real Estate Investment Corp. 7.625%	80,000	1,996,000
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,531,720
Parkway Properties, Inc. Series D, 8.00%	237,900	5,923,710
ProLogis Trust Series C, 8.54%	94,446	5,049,914
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	330,638
6.875%	50,000	1,227,500
7.20%	83,040	2,063,544
7.375%	100,610	2,516,256
Series P, 6.70%	36,000	876,240
Public Storage:
Series I, 7.25%	10,828	272,866
Series K, 7.25%	128,260	3,230,869
Series N, 7.00%	4,200	105,966
Regency Centers Corp.:
7.25%	10,500	260,925
Series C 7.45%	18,000	454,500
Saul Centers, Inc.:
8.00%	93,700	2,398,720
Series B (depositary shares) 9.00%	88,550	2,364,285
Sunstone Hotel Investors, Inc. Series A, 8.00%	62,200	1,499,020
Vornado Realty Trust 6.75%	20,000	482,000
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,318,594
		114,969,691
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Hudson Pacific Properties, Inc. 8.375%	186,300	$ 4,659,363
Vornado Realty LP 7.875%	50,449	1,356,069
		6,015,432
TOTAL FINANCIALS		125,504,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS		126,188,362
TOTAL PREFERRED STOCKS (Cost $159,940,508)		154,159,032
Corporate Bonds - 28.1%
		Principal Amount (e)
Convertible Bonds - 6.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,147,375
FINANCIALS - 6.8%
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,505,000
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		5,895,000	5,976,351
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,169,375
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,128,200
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,042,500
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,100,000
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,870,000
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	6,437,500
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,416,313
2.625% 5/15/38		1,500,000	1,494,375
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,818,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,541,250
			61,498,864
Real Estate Management & Development - 2.6%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,512,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Corporate Office Properties LP:
3.5% 9/15/26 (g)		$ 3,280,000	$ 3,292,300
4.25% 4/15/30 (g)		2,000,000	2,065,000
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,683,125
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,600,000	2,587,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	4,881,250
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,126,250
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,201,388
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,118,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	493,125
			38,966,801
TOTAL FINANCIALS			100,465,665
TOTAL CONVERTIBLE BONDS			101,613,040
Nonconvertible Bonds - 21.2%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 0.8%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	1,996,154
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,000,000	1,050,000
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,060,000
11.625% 12/1/15 (g)		325,000	344,500
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,909,982	3,958,856
Vail Resorts, Inc. 6.75% 2/15/14		3,000,000	3,037,500
			11,447,010
Household Durables - 4.4%
KB Home:
5.75% 2/1/14		510,000	512,550
5.875% 1/15/15		5,000,000	4,950,000
6.25% 6/15/15		8,500,000	8,457,500
9.1% 9/15/17		4,000,000	4,230,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,000,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
5.6% 5/31/15		$ 3,000,000	$ 2,940,000
6.5% 4/15/16		4,000,000	4,000,000
6.95% 6/1/18		10,000,000	9,900,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,171,500
8.625% 11/15/18 (g)		5,905,000	5,964,050
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,512,500
7.15% 4/15/20		1,500,000	1,440,000
Ryland Group, Inc. 8.4% 5/15/17		745,000	812,050
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		2,913,000	3,022,238
8.375% 5/15/18 (g)		5,645,000	5,856,688
10.75% 9/15/16		3,000,000	3,525,000
			65,494,076
Multiline Retail - 0.3%
Sears Holdings Corp. 6.625% 10/15/18 (g)		4,000,000	3,840,000
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,832,375
TOTAL CONSUMER DISCRETIONARY			83,613,461
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,195,175	1,338,596
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,356,000
			5,694,596
FINANCIALS - 14.5%
Commercial Banks - 0.1%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,807,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 7,320,000	$ 7,503,000
7.75% 1/15/16 (g)		1,500,000	1,537,500
			9,040,500
Real Estate Investment Trusts - 9.0%
Camden Property Trust 5% 6/15/15		1,100,000	1,174,511
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,694,168
6.25% 6/15/14		5,005,000	5,407,872
CommonWealth REIT 5.875% 9/15/20		2,000,000	1,968,894
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	515,744
5.5% 5/1/15		2,000,000	2,067,406
7.5% 4/1/17		6,000,000	6,765,126
7.5% 7/15/18		5,271,000	5,814,071
7.875% 9/1/20		4,637,000	5,356,635
9.625% 3/15/16		3,836,000	4,614,478
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,100,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,537,554
6.25% 12/15/14		4,081,000	4,392,535
6.25% 1/15/17		3,000,000	3,138,711
HCP, Inc. 3.75% 2/1/16		2,000,000	1,999,880
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,080,262
6.3% 9/15/16		5,250,000	5,884,877
7.072% 6/8/15		1,500,000	1,672,280
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,095,717
6.2% 6/1/16		750,000	831,961
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	2,079,008
HMB Capital Trust V 3.9016% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	919,283
6.75% 2/15/13		610,000	644,022
7.875% 8/15/14		1,000,000	1,120,686
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,777,505
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 8/15/16		$ 1,500,000	$ 1,601,964
6.5% 1/15/13		200,000	210,380
iStar Financial, Inc.:
5.95% 10/15/13		5,330,000	5,010,200
6.05% 4/15/15		1,500,000	1,350,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	490,522
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,365,688
6.25% 2/1/13		1,000,000	1,070,479
8.25% 7/1/12		1,300,000	1,391,883
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		2,115,000	2,093,850
7% 1/15/16		1,295,000	1,328,994
7.5% 2/15/20		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,913,886
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,057,500
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,371,652
6.625% 5/15/18		6,480,000	7,160,860
6.875% 3/15/20		1,500,000	1,675,158
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,176,400
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,423,399
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,961,425
6.75% 4/15/20		2,000,000	2,121,178
8.625% 1/15/12		5,900,000	6,187,365
UDR, Inc. 5.5% 4/1/14		500,000	531,257
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	522,548
5.25% 1/15/15		1,000,000	1,052,356
5.25% 1/15/16		4,000,000	4,170,536
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,568,593
			133,511,259
Real Estate Management & Development - 4.7%
AMB Property LP 5.9% 8/15/13		400,000	426,049
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.4% 11/1/14		$ 6,750,000	$ 7,076,032
5.75% 4/1/12		1,000,000	1,032,844
7.5% 5/15/15		1,000,000	1,110,549
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (g)		1,205,000	1,205,000
11.625% 6/15/17		1,500,000	1,747,500
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,557,717
6.25% 6/15/14		1,594,000	1,681,614
6.875% 8/15/12		1,000,000	1,047,462
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,539,580
Duke Realty LP:
6.25% 5/15/13		750,000	810,498
7.375% 2/15/15		1,500,000	1,706,700
DuPont Fabros Technology LP 8.5% 12/15/17		845,000	916,825
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,635,200
7.625% 6/1/15		1,435,000	1,391,950
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,952,555
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	515,000
9% 5/15/17		750,000	838,125
Liberty Property LP 6.375% 8/15/12		2,679,000	2,864,687
Post Apartment Homes LP:
5.45% 6/1/12		713,000	735,980
6.3% 6/1/13		2,000,000	2,149,586
Realogy Corp. 7.875% 2/15/19 (g)		2,035,000	2,045,175
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,835,528
5.875% 6/15/17		400,000	436,472
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,080,000
Ventas Realty LP:
3.125% 11/30/15		1,500,000	1,454,085
6.5% 6/1/16		2,340,000	2,421,900
6.5% 6/1/16		11,370,000	11,767,950
			68,982,563
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		$ 4,000,000	$ 1,200,000
TOTAL FINANCIALS			214,541,822
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)		2,335,000	2,399,213
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)		3,410,000	3,546,400
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,164,700
			6,711,100
TOTAL HEALTH CARE			9,110,313
TOTAL NONCONVERTIBLE BONDS			312,960,192
TOTAL CORPORATE BONDS (Cost $383,752,362)			414,573,232
Asset-Backed Securities - 4.4%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,297,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.62% 3/23/19 (g)(h)		365,848	332,922
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6531% 1/20/40 (g)(h)		849,042	832,061
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7606% 3/20/50 (g)(h)		2,250,000	67,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,840,625
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5391% 1/20/37 (g)(h)		1,397,997	922,678
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,383,050	1,906,440
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (g)(h)		6,711,746	4,899,575
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		$ 500,000	$ 392,961
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,177,500
Class B2, 1.6528% 12/28/35 (g)(h)		1,575,000	976,500
Class D, 9% 12/28/35 (g)		500,000	158,450
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	264,205
Crest Ltd. Series 2002-IGA:
Class A, 0.7544% 7/28/17 (g)(h)		637,960	630,438
Class B, 1.6544% 7/28/35 (g)(h)		1,500,000	1,320,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,137,074
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6569% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,609,208
Series 1997-3 Class M1, 7.53% 3/15/28		7,949,878	5,951,415
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.76% 6/25/35 (h)(j)		1,259,000	83,103
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.81% 8/26/30 (g)(h)		756,799	83,248
Class E, 2.26% 8/26/30 (g)(h)		1,472,717	44,182
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,365,083	500,346
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,607,435
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	693,155
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		1,060,054	1,060,054
Class D, 5.194% 7/24/39 (g)		4,590,000	4,475,250
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9359% 2/5/36 (g)(h)		3,422,702	342
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,133,350
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	540,000
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (g)(h)		2,439,000	2,036,565
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A1B, 0.6328% 9/25/26 (g)(h)		$ 6,285,000	$ 4,996,575
Class A2A, 0.5228% 9/25/26 (g)(h)		9,385,000	8,071,100
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2344% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $72,123,231)			65,108,257
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 2.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4713% 3/15/22 (g)(h)		7,770,341	7,612,174
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4413% 6/15/22 (g)(h)		3,250,000	3,006,771
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		102,634	13,876
Series 2002-R2 Class 2B3, 4.4726% 7/25/33 (g)(h)		232,454	91,986
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		145,467	14,110
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		265,815	10,189
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,547,998	436,339
Class B3, 5.5% 11/25/33 (g)		370,653	19,035
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		231,482	7,227
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4344% 4/25/20 (g)(h)		1,500,000	1,328,400
Series 2010-K6 Class B, 5.3576% 12/26/46 (g)(h)		4,500,000	3,959,765
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.761% 6/15/22 (g)(h)		8,485,528	7,933,969
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,212,560
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,643,460
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2113% 7/10/35 (g)(h)		502,236	334,037
Series 2005-A Class B6, 2.2613% 3/10/37 (g)(h)		1,680,659	312,603
Series 2005-B Class B6, 1.8613% 6/10/37 (g)(h)		888,208	65,994
Series 2005-D Class B6, 2.5113% 12/15/37 (g)(h)		448,042	19,087
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		74,309	28,583
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7613% 12/10/35 (g)(h)		460,412	175,141
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.5113% 2/10/36 (g)(h)		$ 478,992	$ 240,885
Series 2004-B Class B7, 4.2613% 2/10/36 (g)(h)		575,299	217,751
Series 2005-C Class B7, 3.3613% 9/10/37 (g)(h)		1,830,031	154,455
TOTAL PRIVATE SPONSOR			34,838,397
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		192,091	119,407
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0614% 2/25/42 (g)(h)		120,527	53,578
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		267,698	83,476
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.0337% 6/25/43 (g)(h)		167,016	65,918
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.2404% 10/25/42 (g)(h)		72,654	27,284
TOTAL U.S. GOVERNMENT AGENCY			349,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,642,982)			35,188,060
Commercial Mortgage Securities - 17.8%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,146,229
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,619,968
Class B2, 7.525% 4/14/29		560,000	574,450
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,301,171
Series 2005-1 Class CJ, 5.1794% 11/10/42 (h)		3,580,000	3,652,174
Series 2005-6 Class AJ, 5.1955% 9/10/47 (h)		5,000,000	4,990,604
Banc of America Large Loan Trust floater Series 2010- HLTN Class HLTN, 2.0103% 11/15/15 (g)(h)		22,269,352	19,875,396
Banc of America Large Loan, Inc. floater Series 2005- MIB1 Class K, 2.2613% 3/15/22 (g)(h)		4,190,000	2,974,900
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4558% 3/11/39 (h)		5,700,000	5,697,442
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5213% 3/15/19 (g)(h)		$ 2,480,000	$ 2,215,143
Class E, 0.5813% 3/15/19 (g)(h)		1,995,000	1,732,628
Class F, 0.6013% 3/15/19 (g)(h)		1,650,000	1,419,686
Class G, 0.7013% 3/15/19 (g)(h)		2,760,000	2,284,531
Series 2006-T22 Class B, 5.5121% 4/12/38 (g)(h)		2,520,000	2,434,237
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3113% 4/15/22 (g)(h)		637,226	546,397
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		3,500,000	3,443,526
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,964,688	9,889,953
Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,594,999
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0118% 11/15/19 (g)(h)(i)		4,461,469	45
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5213% 5/15/23 (g)(h)		5,800,000	5,647,950
Class D, 0.7313% 5/15/23 (g)(h)		1,250,000	1,205,847
Class F, 0.8613% 5/15/23 (g)(h)		1,825,000	1,748,693
Series 2006-HC1A Class A1, 0.4513% 5/15/23 (g)(h)		2,375,639	2,326,733
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.91% 3/25/17 (g)(h)		2,512,000	2,054,345
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.46% 3/25/17 (g)(h)		3,860,000	3,061,463
Class G, 7.26% 3/25/17 (g)(h)		3,272,000	2,056,248
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	600,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	985,147
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2253% 6/10/31 (g)(h)		2,500,000	2,681,245
Series 2000-CKP1 Class B3, 8.0024% 11/10/33 (h)		2,970,000	2,964,241
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,030,146
Class K, 6% 12/12/33 (g)		2,000,000	1,991,182
FREMF Mortgage Trust Series 2010-K9 Class B, 5.163% 9/25/45 (h)		4,000,000	3,410,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 7,494,068	$ 7,149,341
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	841,357
Series 2002-1A Class H, 7.1436% 12/10/35 (g)(h)		991,000	979,304
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,045,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		2,617,802	2,739,180
Class G, 6.75% 4/15/29 (h)		1,250,000	1,256,100
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		1,199,621	1,204,419
Class J, 6.974% 8/15/36 (g)		1,500,000	1,472,121
Series 2000-C1:
Class H, 7% 3/15/33 (g)		49,259	49,424
Class K, 7% 3/15/33		1,100,000	791,297
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,087,784
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,055,124
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	880,928
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5606% 3/1/20 (g)(h)		1,400,000	1,255,665
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		5,000,000	5,368,461
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (g)		4,000,000	3,701,252
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		3,750,000	3,584,427
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,793,520
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3291% 10/15/32 (g)(h)(i)		7,200,784	384
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4413% 2/15/19 (g)(h)		2,244,141	2,203,632
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,064,384	2,158,336
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,377,451
Class H, 6% 7/15/31 (g)		2,638,000	19,785
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		$ 2,920,000	$ 3,007,600
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,012,229
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	5,899,363
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,070,738
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,042,830
Series 2006-C4:
Class AJ, 5.9009% 6/15/38 (h)		6,005,000	5,704,779
Class AM, 5.9009% 6/15/38 (h)		6,700,000	6,977,491
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	388,747
Class G, 4.384% 7/12/37	CAD	355,000	187,705
Class H, 4.384% 7/12/37	CAD	236,000	120,537
Class J, 4.384% 7/12/37	CAD	355,000	175,193
Class K, 4.384% 7/12/37	CAD	355,000	169,324
Class L, 4.384% 7/12/37	CAD	236,000	108,824
Class M, 4.384% 7/12/37	CAD	995,000	327,138
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		3,295,748	330
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6562% 5/12/39 (h)		1,200,000	1,233,433
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37		750,000	0
Class E, 7.983% 1/15/37		1,453,000	0
Class IO, 7.9747% 1/15/37 (h)(i)		5,415,859	457,640
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,927,319	1,965,865
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,328,879
Series 1997-RR Class F, 7.4398% 4/30/39 (g)(h)		2,450,725	2,352,696
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,733,431
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,597,500
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,223,602	1,230,509
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		1,031,161	986,048
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,249,327	3,436,163
RBSCF Trust Series 2010-MB1 Class D, 4.6667% 4/15/24 (g)(h)		5,820,000	5,538,094
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E5, 6.5% 2/18/34 (g)(h)		$ 3,000,000	$ 3,093,750
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		2,802,245	2,945,159
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,230,684
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0489% 8/15/39 (h)		2,080,000	2,099,732
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	11,161,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8363% 7/15/24 (g)(h)		1,200,000	388,785
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,516,010
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0613% 6/15/20 (g)(h)		1,437,020	1,267,866
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,992,682
Series 2004-C11:
Class D, 5.3116% 1/15/41 (h)		5,177,000	4,862,809
Class E, 5.3616% 1/15/41 (h)		3,785,000	3,257,671
Series 2004-C12 Class D, 5.3051% 7/15/41 (h)		2,750,000	2,584,288
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,178,217
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,385,370)			262,817,725
Floating Rate Loans - 2.2%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,977,500
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (h)		28,053	28,018
TOTAL CONSUMER DISCRETIONARY			9,005,518
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.1%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (h)		1,903,333	1,903,333
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.5113% 11/9/16 (h)		$ 1,216,950	$ 1,230,641
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (h)		835,322	808,174
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,775,000
Tranche B, term loan 3.2857% 10/10/13 (h)		7,048,734	6,819,650
			11,633,465
TOTAL FINANCIALS			13,536,798
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,757,869	3,757,869
Universal Health Services, Inc. term loan 5.5% 11/15/16 (h)		2,000,000	2,024,000
			5,781,869
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
TowerCo Finance LLC term loan:
2/2/17 (h)		3,000,000	3,015,000
6% 11/24/14 (h)		565,292	565,292
			3,580,292
TOTAL FLOATING RATE LOANS (Cost $31,050,715)			31,904,477
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	366,000
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)(h)	$ 810,000	$ 8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)(h)	1,350,000	0
		381,008
TOTAL PREFERRED SECURITIES (Cost $3,376,206)		381,008
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	128,144,210	128,144,210
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,307,000	10,307,000
TOTAL MONEY MARKET FUNDS (Cost $138,451,210)		138,451,210
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,393,717,451)		1,484,569,888
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,334,143)
NET ASSETS - 100%		$ 1,474,235,745
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,391,995 or 23.8% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $285,986 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 166,459
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 201,735
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.76% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,690
Fidelity Securities Lending Cash Central Fund	9,019
Total	$ 116,709
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,808,045	$ 5,112,045	$ -	$ 3,696,000
Financials	505,682,615	468,226,231	33,051,144	4,405,240
Health Care	21,655,259	21,655,259	-	-
Corporate Bonds	414,573,232	-	413,373,232	1,200,000
Asset-Backed Securities	65,108,257	-	32,296,385	32,811,872
Collateralized Mortgage Obligations	35,188,060	-	34,217,052	971,008
Commercial Mortgage Securities	262,817,725	-	251,474,555	11,343,170
Floating Rate Loans	31,904,477	-	22,361,685	9,542,792
Preferred Securities	381,008	-	-	381,008
Money Market Funds	138,451,210	138,451,210	-	-
Total Investments in Securities:	$ 1,484,569,888	$ 633,444,745	$ 786,774,053	$ 64,351,090
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	482,996
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,405,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 482,996
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,200,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (170,000)
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	544,405
Total Unrealized Gain (Loss)	1,629,207
Cost of Purchases	3,378,507
Proceeds of Sales	(3,985,267)
Amortization/Accretion	34,853
Transfers in to Level 3	20,413,769
Transfers out of Level 3	(6,090,558)
Ending Balance	$ 32,811,872
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 652,011
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	199,271
Cost of Purchases	-
Proceeds of Sales	(209,037)
Amortization/Accretion	(61,213)
Transfers in to Level 3	47,432
Transfers out of Level 3	-
Ending Balance	$ 971,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 199,271
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	363,698
Total Unrealized Gain (Loss)	719,182
Cost of Purchases	3,846,059
Proceeds of Sales	(2,919,781)
Amortization/Accretion	(360,966)
Transfers in to Level 3	4,496,807
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 11,343,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 719,182
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	44,772
Cost of Purchases	8,928,750
Proceeds of Sales	(2,855)
Amortization/Accretion	2,546
Transfers in to Level 3	569,568
Transfers out of Level 3	-
Ending Balance	$ 9,542,792
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 44,772
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	(1,398,375)
Total Unrealized Gain (Loss)	2,420,705
Cost of Purchases	-
Proceeds of Sales	(1,006,771)
Amortization/Accretion	(159)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 381,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 14,166

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.0%*
AAA,AA,A	11.5%
BBB	15.7%
BB	5.1%
B	8.8%
CCC,CC,C	2.6%
D	0.0%*
Not Rated	11.2%
Equities	36.4%
Short-Term Investments and Net Other Assets	8.7%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $13,906,408 of which $302,434 and $13,603,974 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011

Assets
Investment in securities, at value (including securities loaned of $10,194,560) - See accompanying schedule: Unaffiliated issuers (cost $1,255,266,241)	$ 1,346,118,678
Fidelity Central Funds (cost $138,451,210)	138,451,210
Total Investments (cost $1,393,717,451)		$ 1,484,569,888
Cash		53,132
Receivable for investments sold		778,476
Receivable for fund shares sold		10,370,364
Dividends receivable		1,019,759
Interest receivable		7,391,451
Distributions receivable from Fidelity Central Funds		24,307
Prepaid expenses		2,669
Other receivables		3,298
Total assets		1,504,213,344

Liabilities
Payable for investments purchased	$ 16,435,998
Payable for fund shares redeemed	2,131,021
Accrued management fee	647,651
Distribution and service plan fees payable	11,465
Other affiliated payables	362,950
Other payables and accrued expenses	81,514
Collateral on securities loaned, at value	10,307,000
Total liabilities		29,977,599

Net Assets		$ 1,474,235,745
Net Assets consist of:
Paid in capital		$ 1,392,502,542
Undistributed net investment income		3,116,326
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,261,001)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,877,878
Net Assets		$ 1,474,235,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,797,617 ÷ 2,351,697 shares)	$ 10.54

Maximum offering price per share (100/96.00 of $10.54)	$ 10.98
Class T: Net Asset Value and redemption price per share ($3,286,119 ÷ 311,660 shares)	$ 10.54

Maximum offering price per share (100/96.00 of $10.54)	$ 10.98
Class C: Net Asset Value and offering price per share ($8,516,294 ÷ 810,324 shares)A	$ 10.51

Real Estate Income: Net Asset Value, offering price and redemption price per share ($1,417,817,158 ÷ 134,211,170 shares)	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,818,557 ÷ 1,877,576 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2011

Investment Income
Dividends		$ 9,995,753
Interest		24,962,922
Income from Fidelity Central Funds		116,709
Total income		35,075,384

Expenses
Management fee	$ 3,378,557
Transfer agent fees	1,790,117
Distribution and service plan fees	37,860
Accounting and security lending fees	248,704
Custodian fees and expenses	17,249
Independent trustees' compensation	3,221
Registration fees	150,609
Audit	79,287
Legal	3,127
Interest	326
Miscellaneous	5,729
Total expenses before reductions	5,714,786
Expense reductions	(19,898)	5,694,888
Net investment income (loss)		29,380,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,085,391
Foreign currency transactions	(475)
Total net realized gain (loss)		4,084,916
Change in net unrealized appreciation (depreciation) on: Investment securities	76,449,249
Assets and liabilities in foreign currencies	(247)
Total change in net unrealized appreciation (depreciation)		76,449,002
Net gain (loss)		80,533,918
Net increase (decrease) in net assets resulting from operations		$ 109,914,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,380,496	$ 41,516,164
Net realized gain (loss)	4,084,916	20,625,469
Change in net unrealized appreciation (depreciation)	76,449,002	102,855,727
Net increase (decrease) in net assets resulting from operations	109,914,414	164,997,360
Distributions to shareholders from net investment income	(37,299,617)	(40,150,798)
Share transactions - net increase (decrease)	362,602,428	450,504,667
Redemption fees	167,937	230,512
Total increase (decrease) in net assets	435,385,162	575,581,741

Net Assets
Beginning of period	1,038,850,583	463,268,842
End of period (including undistributed net investment income of $3,116,326 and undistributed net investment income of $11,035,447, respectively)	$ 1,474,235,745	$ 1,038,850,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.18
Net realized and unrealized gain (loss)	.68	(.04)
Total from investment operations	.92	.14
Distributions from net investment income	(.32)	(.15)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.54	$ 9.94
Total Return B,C,D	9.41%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.09% A
Expenses net of fee waivers, if any	1.13% A	1.09% A
Expenses net of all reductions	1.13% A	1.09% A
Net investment income (loss)	4.68% A	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,798	$ 3,830
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.17
Net realized and unrealized gain (loss)	.68	(.03)
Total from investment operations	.92	.14
Distributions from net investment income	(.32)	(.15)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.54	$ 9.94
Total Return B,C,D	9.37%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.17% A
Expenses net of fee waivers, if any	1.19% A	1.17% A
Expenses net of all reductions	1.19% A	1.17% A
Net investment income (loss)	4.62% A	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,286	$ 862
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Year ended July 31,
	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.20	.15
Net realized and unrealized gain (loss)	.68	(.03)
Total from investment operations	.88	.12
Distributions from net investment income	(.30)	(.14)
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 10.51	$ 9.93
Total Return B,C,D	8.98%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.86% A
Expenses net of fee waivers, if any	1.92% A	1.86% A
Expenses net of all reductions	1.92% A	1.86% A
Net investment income (loss)	3.89% A	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,516	$ 836
Portfolio turnover rate G	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78	$ 12.17
Income from Investment Operations
Net investment income (loss) D	.25	.53	.54	.59	.63	.66
Net realized and unrealized gain (loss)	.68	1.73	(1.27)	(1.48)	(.37)	(.11)
Total from investment operations	.93	2.26	(.73)	(.89)	.26	.55
Distributions from net investment income	(.32)	(.52)	(.50)	(.66)	(.58)	(.67)
Distributions from net realized gain	-	-	-	(.24)	(.24)	(.27)
Total distributions	(.32)	(.52)	(.50)	(.90)	(.82)	(.94)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 10.56	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78
Total Return B,C	9.50%	28.29%	(6.92)%	(8.43)%	2.00%	4.82%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	.97%	1.00%	.94%	.88%	.85%
Expenses net of fee waivers, if any	.94% A	.96%	1.00%	.94%	.88%	.85%
Expenses net of all reductions	.94% A	.96%	1.00%	.94%	.88%	.85%
Net investment income (loss)	4.87% A	5.60%	7.15%	5.77%	5.30%	5.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,417,817	$ 1,030,393	$ 463,269	$ 393,147	$ 516,268	$ 521,265
Portfolio turnover rate F	24% A	28%	47%	32%	45%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Year ended July 31,
	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.25	.19
Net realized and unrealized gain (loss)	.69	(.04)
Total from investment operations	.94	.15
Distributions from net investment income	(.33)	(.15)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 10.56	$ 9.95
Total Return B,C	9.59%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.85% A
Expenses net of fee waivers, if any	.89% A	.85% A
Expenses net of all reductions	.89% A	.85% A
Net investment income (loss)	4.92% A	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,819	$ 2,930
Portfolio turnover rate F	24% A	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,307,298
Gross unrealized depreciation	(56,984,059)
Net unrealized appreciation (depreciation) on securities and other investments	$ 89,323,239

Tax cost	$ 1,395,246,649

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $464,534,643 and $134,305,407, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,015	$ 3,066
Class T	-%	.25%	2,354	48
Class C	.75%	.25%	19,491	13,203
			$ 37,860	$ 16,317

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,932
Class T	519
Class C*	984
$ 13,435

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,004.24
Class T	2,738.29
Class C	5,205.27
Real Estate Income	1,756,852.30
Institutional Class	10,318.25
	$ 1,790,117

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,698 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,060 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,034,560. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,019, including $1,676 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $16,530,000. The weighted average interest rate was .71%. The interest expense amounted to $326 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements - continued

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Real Estate Income Class expenses by $16,722.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,046 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $130.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010 A
From net investment income
Class A	$ 403,376	$ 23,172
Class T	62,202	6,447
Class C	117,956	3,705
Real Estate Income	36,448,945	40,107,971
Institutional Class	267,138	9,503
Total	$ 37,299,617	$ 40,150,798

A Distributions for Class A, Class T, Class C and Institutional Class are for the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Class A
Shares sold	2,027,150	402,260	$ 20,844,366	$ 3,960,293
Reinvestment of distributions	24,886	1,072	253,502	10,302
Shares redeemed	(85,489)	(18,182)	(883,868)	(177,559)
Net increase (decrease)	1,966,547	385,150	$ 20,214,000	$ 3,793,036
Class T
Shares sold	238,527	85,986	$ 2,458,227	$ 847,305
Reinvestment of distributions	5,363	671	54,590	6,447
Shares redeemed	(18,870)	(17)	(194,365)	(166)
Net increase (decrease)	225,020	86,640	$ 2,318,452	$ 853,586
Class C
Shares sold	742,789	84,053	$ 7,631,928	$ 827,207
Reinvestment of distributions	9,867	378	100,408	3,628
Shares redeemed	(26,482)	(281)	(272,618)	(2,700)
Net increase (decrease)	726,174	84,150	$ 7,459,718	$ 828,135
Real Estate Income
Shares sold	49,541,592	69,175,263	$ 510,694,454	$ 650,744,676
Reinvestment of distributions	3,274,977	4,018,182	33,265,854	36,922,410
Shares redeemed	(22,123,776)	(26,105,432)	(227,725,959)	(245,525,556)
Net increase (decrease)	30,692,793	47,088,013	$ 316,234,349	$ 442,141,530
Institutional Class
Shares sold	1,646,275	294,304	$ 17,032,892	$ 2,886,826
Reinvestment of distributions	21,882	902	222,798	8,663
Shares redeemed	(85,054)	(733)	(879,781)	(7,109)
Net increase (decrease)	1,583,103	294,473	$ 16,375,909	$ 2,888,380

A Share transactions for Class A, Class T, Class C and Institutional Class are for the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2011 and for the year ended July 31, 2010, and the financial highlights for the six months ended January 31, 2011 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2011 and for the year ended July 31, 2010, and the financial highlights for the six months ended January 31, 2011 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2011

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

REII-USAN-0311
1.907543.100

Fidelity®

Series Small Cap Opportunities

Fund

Fidelity Series Small Cap Opportunities Fund

Class F

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Small Cap Opportunities Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Series Small Cap Opportunities	1.10%
Actual		$ 1,000.00	$ 1,252.90	$ 6.25
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class F	.88%
Actual		$ 1,000.00	$ 1,253.10	$ 5.00
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CapitalSource, Inc.	1.2	1.0
Franklin Street Properties Corp.	1.2	0.5
National Penn Bancshares, Inc.	1.2	1.1
Forestar Group, Inc.	1.1	1.1
Waddell & Reed Financial, Inc. Class A	1.1	0.9
Platinum Underwriters Holdings Ltd.	1.1	1.1
G-III Apparel Group Ltd.	1.0	0.9
Tenneco, Inc.	1.0	1.0
SM Energy Co.	1.0	0.8
Petroleum Development Corp.	1.0	0.0
	10.9
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.9
Information Technology	19.0	19.6
Industrials	15.7	13.5
Consumer Discretionary	13.4	14.1
Health Care	11.3	12.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks and Equity Futures 98.6%		Stocks and Equity Futures 98.9%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	7.6%	** Foreign investments	7.7%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.4%
BorgWarner, Inc. (a)	124,100	$ 8,364,340
Tenneco, Inc. (a)	445,786	18,424,335
		26,788,675
Hotels, Restaurants & Leisure - 1.6%
Red Robin Gourmet Burgers, Inc. (a)	160	3,302
Vail Resorts, Inc. (a)	245,200	11,781,860
WMS Industries, Inc. (a)	183,700	7,706,215
Wyndham Worldwide Corp.	372,100	10,467,173
		29,958,550
Household Durables - 2.5%
iRobot Corp. (a)(d)	312,283	8,431,641
Meritage Homes Corp. (a)	466,600	10,713,136
Mohawk Industries, Inc. (a)	171,700	9,537,935
Tempur-Pedic International, Inc. (a)	391,354	17,078,689
		45,761,401
Media - 1.0%
Lamar Advertising Co. Class A (a)	299,000	11,015,160
MDC Partners, Inc. Class A (sub. vtg.)	425,500	7,118,618
		18,133,778
Multiline Retail - 1.0%
Dollarama, Inc. (a)	260,666	7,433,837
Retail Ventures, Inc. (a)	775,184	11,689,775
		19,123,612
Specialty Retail - 3.9%
Cabela's, Inc. Class A (a)(d)	620,338	15,446,416
Fourlis Holdings SA	612,800	4,689,581
RadioShack Corp.	469,800	7,117,470
Shoe Carnival, Inc. (a)	552,714	13,679,672
Signet Jewelers Ltd. (a)	351,800	14,944,464
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	321,781	11,918,768
West Marine, Inc. (a)	322,400	4,123,496
		71,919,867
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	110,233	8,090,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	532,700	$ 18,585,903
Phillips-Van Heusen Corp.	193,400	11,288,758
		37,964,661
TOTAL CONSUMER DISCRETIONARY		249,650,544
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Hansen Natural Corp. (a)	114,400	6,479,616
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	142,700	6,270,238
Fresh Market, Inc.	1,600	58,832
United Natural Foods, Inc. (a)	156,755	5,799,935
		12,129,005
Food Products - 0.8%
Chiquita Brands International, Inc. (a)	350,730	5,408,257
Green Mountain Coffee Roasters, Inc. (a)(d)	218,300	7,330,514
Snyders-Lance, Inc.	80,577	1,671,167
		14,409,938
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	382,145	9,779,091
Nutraceutical International Corp. (a)	185,888	2,578,267
		12,357,358
TOTAL CONSUMER STAPLES		45,375,917
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	1,006,728	6,020,233
Superior Energy Services, Inc. (a)	315,300	11,073,336
Willbros Group, Inc. (a)	1,123,300	13,434,668
		30,528,237
Oil, Gas & Consumable Fuels - 4.7%
Atlas Pipeline Partners, LP	401,329	9,736,242
Berry Petroleum Co. Class A	320,000	14,934,400
Cloud Peak Energy, Inc. (a)	560,300	12,758,031
Petroleum Development Corp. (a)	400,829	18,241,728
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	293,732	$ 18,258,381
Whiting Petroleum Corp. (a)	100,935	12,746,072
		86,674,854
TOTAL ENERGY		117,203,091
FINANCIALS - 20.0%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	164,500	16,751,035
optionsXpress Holdings, Inc.	942,802	14,010,038
Waddell & Reed Financial, Inc. Class A	575,100	20,772,612
		51,533,685
Commercial Banks - 6.0%
Associated Banc-Corp.	1,090,028	15,238,591
CapitalSource, Inc.	2,886,700	22,285,322
City National Corp.	278,500	16,094,515
National Penn Bancshares, Inc.	2,659,700	21,703,152
PacWest Bancorp	667,900	13,177,667
TCF Financial Corp.	1,208,331	18,052,465
Western Liberty Bancorp (a)(e)	1,000,000	4,600,000
		111,151,712
Insurance - 3.5%
Alterra Capital Holdings Ltd.	636,311	13,712,502
Amerisafe, Inc. (a)	807,100	14,374,451
Endurance Specialty Holdings Ltd.	365,000	16,968,850
Platinum Underwriters Holdings Ltd.	458,699	20,274,496
		65,330,299
Real Estate Investment Trusts - 4.8%
American Assets Trust, Inc. (a)	660,500	14,062,045
Franklin Street Properties Corp.	1,455,100	21,811,949
Highwoods Properties, Inc. (SBI)	424,200	13,901,034
Home Properties, Inc.	224,800	12,516,864
National Retail Properties, Inc.	459,900	11,428,515
Ramco-Gershenson Properties Trust (SBI)	1,190,800	15,313,688
		89,034,095
Real Estate Management & Development - 1.4%
Forestar Group, Inc. (a)	1,115,500	20,815,230
Jones Lang LaSalle, Inc.	68,200	6,045,248
		26,860,478
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	897,600	$ 12,781,824
Washington Federal, Inc.	935,800	16,179,982
		28,961,806
TOTAL FINANCIALS		372,872,075
HEALTH CARE - 11.3%
Biotechnology - 3.0%
Allos Therapeutics, Inc. (a)(d)	742,100	2,493,456
Amarin Corp. PLC ADR (a)	375,567	3,335,035
ARIAD Pharmaceuticals, Inc. (a)	844,782	5,385,485
ArQule, Inc. (a)	498,642	3,056,675
BioMarin Pharmaceutical, Inc. (a)	143,600	3,650,312
Chelsea Therapeutics International Ltd. (a)	465,937	2,776,985
Dynavax Technologies Corp. (a)	1,663,159	4,989,477
Emergent BioSolutions, Inc. (a)	132,600	2,816,424
InterMune, Inc. (a)	500	18,685
Keryx Biopharmaceuticals, Inc. (a)(d)	578,375	2,313,500
Lexicon Pharmaceuticals, Inc. (a)	362,981	613,438
Medivation, Inc. (a)	227,492	3,203,087
Pharmasset, Inc. (a)	76,326	3,698,758
SIGA Technologies, Inc. (a)(d)	275,503	3,161,397
Targacept, Inc. (a)	154,378	3,976,777
Telik, Inc. (a)	1,117,857	1,252,000
Theravance, Inc. (a)	213,319	4,488,232
ZIOPHARM Oncology, Inc. (a)	751,550	4,385,294
		55,615,017
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	398,607	7,780,809
Analogic Corp.	47,504	2,426,029
Endologix, Inc. (a)	1,551	9,042
Masimo Corp.	256,889	7,700,248
NxStage Medical, Inc. (a)	197,824	4,755,689
		22,671,817
Health Care Providers & Services - 4.7%
Accretive Health, Inc. (d)	394,125	7,149,428
Air Methods Corp. (a)	124,278	6,368,005
Catalyst Health Solutions, Inc. (a)	179,772	7,802,105
Centene Corp. (a)	403,870	11,195,276
Corvel Corp. (a)	74,300	3,750,664
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	231,202	$ 4,751,201
HMS Holdings Corp. (a)	150,886	9,708,005
Humana, Inc. (a)	121,481	7,042,254
MWI Veterinary Supply, Inc. (a)	138,046	8,580,939
Omnicare, Inc.	213,800	5,541,696
Skilled Healthcare Group, Inc. (a)	353,505	3,796,644
The Ensign Group, Inc.	268,814	6,494,546
Wellcare Health Plans, Inc. (a)	172,075	5,145,043
		87,325,806
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	913,339	5,872,770
Illumina, Inc. (a)	150,500	10,435,670
QIAGEN NV (a)	320,800	5,918,760
Sequenom, Inc. (a)	18,319	125,485
		22,352,685
Pharmaceuticals - 1.2%
Ardea Biosciences, Inc. (a)	194,301	5,152,863
Cardiome Pharma Corp. (a)	424,143	2,669,165
Columbia Laboratories, Inc. (a)	730,232	1,650,324
Jazz Pharmaceuticals, Inc. (a)	225,612	5,044,684
Questcor Pharmaceuticals, Inc. (a)	456,092	7,051,182
		21,568,218
TOTAL HEALTH CARE		209,533,543
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	233,557	11,049,582
Triumph Group, Inc.	102,480	9,841,154
		20,890,736
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	543,600	11,904,840
Building Products - 1.9%
A.O. Smith Corp.	356,261	15,251,533
AAON, Inc.	339,100	9,131,963
Armstrong World Industries, Inc.	264,074	10,724,045
		35,107,541
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.4%
Sykes Enterprises, Inc. (a)	738,698	$ 14,389,837
United Stationers, Inc. (a)	199,400	12,418,632
		26,808,469
Construction & Engineering - 1.7%
Foster Wheeler Ag (a)	361,028	13,289,441
Granite Construction, Inc.	335,600	8,671,904
Shaw Group, Inc. (a)	233,613	8,823,563
		30,784,908
Electrical Equipment - 2.0%
General Cable Corp. (a)	432,185	15,995,167
GrafTech International Ltd. (a)	483,603	10,155,663
Regal-Beloit Corp.	161,500	10,778,510
		36,929,340
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	232,800	8,778,888
Machinery - 3.5%
Accuride Corp. (a)	760,785	11,381,344
Actuant Corp. Class A	488,531	13,546,965
CLARCOR, Inc.	299,886	12,949,077
John Bean Technologies Corp.	513,800	9,274,090
Manitowoc Co., Inc.	677,700	9,101,511
Wabtec Corp.	155,554	8,431,027
		64,684,014
Professional Services - 0.4%
Advisory Board Co. (a)	167,045	8,262,046
Road & Rail - 0.5%
Kansas City Southern (a)	186,100	9,301,278
Trading Companies & Distributors - 2.1%
Interline Brands, Inc. (a)	564,100	11,975,843
Watsco, Inc. (d)	170,936	10,721,106
WESCO International, Inc. (a)	296,100	16,596,405
		39,293,354
TOTAL INDUSTRIALS		292,745,414
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 3.8%
Blue Coat Systems, Inc. (a)	229,175	6,602,532
Comtech Telecommunications Corp.	120,361	3,377,330
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
DG FastChannel, Inc. (a)	336,615	$ 9,226,617
Emulex Corp. (a)	1,210,400	13,810,664
Ixia (a)	858,108	13,498,039
NETGEAR, Inc. (a)	408,257	14,148,146
Oclaro, Inc. (a)	784,285	10,885,876
		71,549,204
Computers & Peripherals - 2.9%
NCR Corp. (a)	517,000	8,478,800
OCZ Technology Group, Inc. (a)(d)	447,329	3,565,212
Quantum Corp. (a)	4,960,146	13,342,793
Super Micro Computer, Inc. (a)	956,944	13,468,987
Synaptics, Inc. (a)(d)	555,177	15,800,337
		54,656,129
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	419,370	14,937,959
Electro Scientific Industries, Inc. (a)	74,601	1,243,599
Jabil Circuit, Inc.	336,800	6,806,728
Plexus Corp. (a)	282,822	7,647,507
		30,635,793
Internet Software & Services - 3.3%
Constant Contact, Inc. (a)	273,272	7,648,883
Rackspace Hosting, Inc. (a)(d)	374,099	12,536,057
SAVVIS, Inc. (a)	285,567	8,786,897
Terremark Worldwide, Inc. (a)(d)	748,832	14,182,878
VeriSign, Inc.	529,809	17,828,073
		60,982,788
IT Services - 0.6%
Alliance Data Systems Corp. (a)(d)	145,352	10,282,200
Semiconductors & Semiconductor Equipment - 2.1%
Micron Technology, Inc. (a)	946,376	9,974,803
Power Integrations, Inc.	140,483	5,188,037
Standard Microsystems Corp. (a)	278,125	6,688,906
TriQuint Semiconductor, Inc. (a)	852,306	11,216,347
Varian Semiconductor Equipment Associates, Inc. (a)	130,195	5,787,168
		38,855,261
Software - 4.7%
AutoNavi Holdings Ltd. ADR	358,100	5,858,516
Blackboard, Inc. (a)(d)	357,760	13,902,554
JDA Software Group, Inc. (a)	487,007	14,697,871
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Kenexa Corp. (a)	319,345	$ 6,623,215
Mentor Graphics Corp. (a)	547,661	6,974,463
Nuance Communications, Inc. (a)	741,400	15,072,662
Parametric Technology Corp. (a)	589,130	13,096,360
Synchronoss Technologies, Inc. (a)	401,374	11,423,104
		87,648,745
TOTAL INFORMATION TECHNOLOGY		354,610,120
MATERIALS - 5.4%
Chemicals - 2.5%
Cabot Corp.	342,500	14,813,125
Rockwood Holdings, Inc. (a)	412,700	16,751,493
Solutia, Inc. (a)	639,810	14,984,350
		46,548,968
Construction Materials - 0.3%
Texas Industries, Inc. (d)	157,300	6,249,529
Metals & Mining - 2.6%
Carpenter Technology Corp.	333,700	13,731,755
Coeur d'Alene Mines Corp. (a)	375,700	8,783,866
Compass Minerals International, Inc.	154,500	14,193,915
HudBay Minerals, Inc.	652,100	10,799,938
		47,509,474
TOTAL MATERIALS		100,307,971
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	93,114	5,545,870
Cbeyond, Inc. (a)	216,550	3,172,458
Global Crossing Ltd. (a)	301,792	4,022,887
PAETEC Holding Corp. (a)	560,521	2,214,058
		14,955,273
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)	568,300	3,006,307
TOTAL TELECOMMUNICATION SERVICES		17,961,580
Common Stocks - continued
	Shares	Value
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	279,900	$ 8,749,674
Great Plains Energy, Inc.	358,900	7,063,152
IDACORP, Inc.	212,293	7,933,389
Westar Energy, Inc.	267,900	6,831,450
		30,577,665
Gas Utilities - 0.9%
Northwest Natural Gas Co.	145,500	6,483,480
Southwest Gas Corp.	281,000	10,464,440
		16,947,920
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	270,000	7,624,800
TOTAL UTILITIES		55,150,385
TOTAL COMMON STOCKS (Cost $1,408,003,093)		1,815,410,640
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.16% 2/24/11 to 4/14/11 (f) (Cost $1,824,721)	$ 1,825,000	1,824,746
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	39,839,431	39,839,431
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	45,091,775	45,091,775
TOTAL MONEY MARKET FUNDS (Cost $84,931,206)		84,931,206
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,494,759,020)		1,902,166,592
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(41,143,761)
NET ASSETS - 100%		$ 1,861,022,831
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
273 NYFE Russell Mini Index Contracts	March 2011	$ 21,299,460	$ (112,617)
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,334,789.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,824
Fidelity Securities Lending Cash Central Fund	327,534
Total	$ 370,358
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Liberty Bancorp	$ 6,240,000	$ -	$ -	$ -	$ 4,600,000
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,650,544	$ 249,650,544	$ -	$ -
Consumer Staples	45,375,917	45,375,917	-	-
Energy	117,203,091	117,203,091	-	-
Financials	372,872,075	372,872,075	-	-
Health Care	209,533,543	209,533,543	-	-
Industrials	292,745,414	292,745,414	-	-
Information Technology	354,610,120	354,610,120	-	-
Materials	100,307,971	100,307,971	-	-
Telecommunication Services	17,961,580	17,961,580	-	-
Utilities	55,150,385	55,150,385	-	-
U.S. Government and Government Agency Obligations	1,824,746	-	1,824,746	-
Money Market Funds	84,931,206	84,931,206	-	-
Total Investments in Securities:	$ 1,902,166,592	$ 1,900,341,846	$ 1,824,746	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (112,617)	$ (112,617)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ -	$ (112,617)
Total Value of Derivatives (a)	$ -	$ (112,617)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $299,856,941 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,117,135) - See accompanying schedule: Unaffiliated issuers (cost $1,400,167,328)	$ 1,812,635,386
Fidelity Central Funds (cost $84,931,206)	84,931,206
Other affiliated issuers (cost $9,660,486)	4,600,000
Total Investments (cost $1,494,759,020)		$ 1,902,166,592
Cash		2,065
Receivable for investments sold		14,386,322
Receivable for fund shares sold		1,373,221
Dividends receivable		858,554
Distributions receivable from Fidelity Central Funds		23,579
Receivable for daily variation on futures contracts		147,387
Prepaid expenses		3,901
Other receivables		70,743
Total assets		1,919,032,364

Liabilities
Payable for investments purchased	$ 11,105,499
Payable for fund shares redeemed	134,063
Accrued management fee	1,320,436
Other affiliated payables	314,030
Other payables and accrued expenses	43,730
Collateral on securities loaned, at value	45,091,775
Total liabilities		58,009,533

Net Assets		$ 1,861,022,831
Net Assets consist of:
Paid in capital		$ 1,588,786,557
Accumulated net investment loss		(3,001,554)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,059,163)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		407,296,991
Net Assets		$ 1,861,022,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Series Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,496,593,894 ÷ 136,803,329 shares)	$ 10.94

Class F: Net Asset Value, offering price and redemption price per share ($364,428,937 ÷ 33,208,370 shares)	$ 10.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 7,512,723
Special dividends		4,242,609
Interest		1,242
Income from Fidelity Central Funds		370,358
Total income		12,126,932

Expenses
Management fee Basic fee	$ 5,912,652
Performance adjustment	1,079,879
Transfer agent fees	1,543,414
Accounting and security lending fees	263,666
Custodian fees and expenses	39,903
Independent trustees' compensation	4,562
Audit	33,432
Legal	9,753
Miscellaneous	8,790
Total expenses before reductions	8,896,051
Expense reductions	(19,297)	8,876,754
Net investment income (loss)		3,250,178
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,209,821
Foreign currency transactions	52,058
Futures contracts	2,057,318
Total net realized gain (loss)		171,319,197
Change in net unrealized appreciation (depreciation) on: Investment securities	203,560,979
Assets and liabilities in foreign currencies	(6,281)
Futures contracts	(58,849)
Total change in net unrealized appreciation (depreciation)		203,495,849
Net gain (loss)		374,815,046
Net increase (decrease) in net assets resulting from operations		$ 378,065,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,250,178	$ (828,847)
Net realized gain (loss)	171,319,197	289,207,936
Change in net unrealized appreciation (depreciation)	203,495,849	50,277,887
Net increase (decrease) in net assets resulting from operations	378,065,224	338,656,976
Distributions to shareholders from net investment income	(6,204,046)	-
Share transactions - net increase (decrease)	(49,267,965)	(84,503,551)
Total increase (decrease) in net assets	322,593,213	254,153,425

Net Assets
Beginning of period	1,538,429,618	1,284,276,193
End of period (including accumulated net investment loss of $3,001,554 and accumulated net investment loss of $47,686, respectively)	$ 1,861,022,831	$ 1,538,429,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Opportunities

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 6.94	$ 7.97	$ 9.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02 G	(.01)	.03	.02	.01
Net realized and unrealized gain (loss)	2.20	1.83	(1.02)	(1.66)	(.36)
Total from investment operations	2.22	1.82	(.99)	(1.64)	(.35)
Distributions from net investment income	(.04)	-	(.04)	(.02)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.04)	-	(.04)	(.04)	-
Redemption fees added to paid in capital J	-	-	-	- D, K	- D, K
Net asset value, end of period	$ 10.94	$ 8.76	$ 6.94	$ 7.97	$ 9.65
Total Return B, C	25.29%	26.22%	(12.34)%	(17.10)%	(3.50)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.10% A	1.02%	.93%	.93%	1.00% A
Expenses net of fee waivers, if any	1.10% A	1.02%	.93%	.93%	1.00% A
Expenses net of all reductions	1.10% A	1.01%	.93%	.92%	.98% A
Net investment income (loss)	.36% A, G	(.07)%	.49%	.20%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,496,594	$ 1,363,646	$ 1,284,079	$ 1,348,258	$ 984,470
Portfolio turnover rate F	79% A	104%	167%	179%	176% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%.

H For the period March 22, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The redemption fee was eliminated during the year ended July 31, 2009.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 6.94	$ 6.24
Income from Investment Operations
Net investment income (loss) D	.03 G	.01	- J
Net realized and unrealized gain (loss)	2.19	1.84	.70
Total from investment operations	2.22	1.85	.70
Distributions from net investment income	(.04)	-	-
Net asset value, end of period	$ 10.97	$ 8.79	$ 6.94
Total Return B, C	25.31%	26.66%	11.22%
Ratios to Average Net Assets E, I
Expenses before reductions	.88% A	.78%	.68% A
Expenses net of fee waivers, if any	.88% A	.78%	.68% A
Expenses net of all reductions	.88% A	.77%	.68% A
Net investment income (loss)	.58% A, G	.17%	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,429	$ 174,783	$ 197
Portfolio turnover rate F	79% A	104%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, market discount, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 444,728,627
Gross unrealized depreciation	(40,286,047)
Net unrealized appreciation (depreciation) on securities and other investments	$ 404,442,580

Tax cost	$ 1,497,724,012

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,057,318 and a change in net unrealized appreciation (depreciation) of $(58,849) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $641,383,176 and $708,959,807, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Small Cap Opportunities	$ 1,543,414.22

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33,346 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,908 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $327,534. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,297 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Series Small Cap Opportunities	$ 4,912,758	$ -
Class F	1,291,288	-
Total	$ 6,204,046	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Series Small Cap Opportunities
Shares sold	8,668,939	23,783,608	$ 84,668,449	$ 194,753,795
Reinvestment of distributions	455,386	-	4,912,758	-
Shares redeemed	(27,968,418)	(53,284,371)	(271,511,794)	(444,895,516)
Net increase (decrease)	(18,844,093)	(29,500,763)	$ (181,930,587)	$ (250,141,721)
Class F
Shares sold	15,103,527	21,585,308	$ 149,978,119	$ 180,598,380
Reinvestment of distributions	119,471	-	1,291,288	-
Shares redeemed	(1,907,554)	(1,720,780)	(18,606,785)	(14,960,210)
Net increase (decrease)	13,315,444	19,864,528	$ 132,662,622	$ 165,638,170

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

SMO-SANN-0311
1.839810.103

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.23%
Actual		$ 1,000.00	$ 1,225.90	$ 6.90
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.26
Class T	1.49%
Actual		$ 1,000.00	$ 1,223.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class B	1.99%
Actual		$ 1,000.00	$ 1,222.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,221.50	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.96%
Actual		$ 1,000.00	$ 1,227.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89
Class F	.69%
Actual		$ 1,000.00	$ 1,229.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,228.20	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Zumtobel AG	1.5	1.1
Rackspace Hosting, Inc.	1.4	0.8
NETGEAR, Inc.	1.4	1.1
Esterline Technologies Corp.	1.3	0.8
WESCO International, Inc.	1.3	0.0
Petroleum Development Corp.	1.3	0.0
Triumph Group, Inc.	1.2	1.1
Regal-Beloit Corp.	1.2	0.9
TIBCO Software, Inc.	1.2	0.0
Adtran, Inc.	1.2	1.1
	13.0
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	27.1
Industrials	20.9	18.5
Health Care	17.8	20.6
Consumer Discretionary	16.1	17.8
Energy	3.8	2.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 97.5%		Stocks 95.2%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	13.8%	** Foreign investments	16.2%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.4%
ElringKlinger AG	400,000	$ 12,786,460
Modine Manufacturing Co. (a)	730,095	12,046,568
		24,833,028
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	231,300	10,251,216
Hotels, Restaurants & Leisure - 1.2%
Life Time Fitness, Inc. (a)	223,000	8,893,240
Wyndham Worldwide Corp.	435,000	12,236,550
		21,129,790
Household Durables - 0.8%
Tempur-Pedic International, Inc. (a)	334,000	14,575,760
Multiline Retail - 0.7%
Dollarama, Inc. (a)	415,000	11,835,231
Specialty Retail - 5.7%
Citi Trends, Inc. (a)	495,000	11,335,500
Delticom AG	111,910	9,299,531
DSW, Inc. Class A (a)(d)	547,000	18,209,630
Jos. A. Bank Clothiers, Inc. (a)(d)	226,500	9,678,345
Sally Beauty Holdings, Inc. (a)	922,000	12,133,520
Signet Jewelers Ltd. (a)	376,400	15,989,472
Tom Tailor Holding AG	585,000	11,676,612
Tractor Supply Co.	283,000	14,520,730
		102,843,340
Textiles, Apparel & Luxury Goods - 5.7%
Fossil, Inc. (a)	227,000	16,128,350
G-III Apparel Group Ltd. (a)	370,300	12,919,767
Maidenform Brands, Inc. (a)	473,088	12,177,285
Phillips-Van Heusen Corp.	242,900	14,178,073
Steven Madden Ltd. (a)	400,000	15,268,000
Ted Baker PLC	1,265,609	13,277,260
Warnaco Group, Inc. (a)	340,000	17,367,200
		101,315,935
TOTAL CONSUMER DISCRETIONARY		286,784,300
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	265,000	9,805,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Calavo Growers, Inc. (d)(e)	736,783	$ 17,004,952
Darling International, Inc. (a)	675,000	9,146,250
		26,151,202
Personal Products - 1.6%
Inter Parfums, Inc.	1,007,000	17,964,880
USANA Health Sciences, Inc. (a)(d)	261,000	9,897,120
		27,862,000
TOTAL CONSUMER STAPLES		63,818,202
ENERGY - 3.8%
Energy Equipment & Services - 2.5%
Complete Production Services, Inc. (a)	400,000	11,176,000
Newpark Resources, Inc. (a)	2,479,000	14,824,420
Rowan Companies, Inc. (a)	556,000	19,059,680
		45,060,100
Oil, Gas & Consumable Fuels - 1.3%
Petroleum Development Corp. (a)	491,200	22,354,512
TOTAL ENERGY		67,414,612
FINANCIALS - 2.4%
Capital Markets - 0.4%
optionsXpress Holdings, Inc.	510,146	7,580,770
Commercial Banks - 1.3%
Banco Pine SA	216,300	1,801,743
CapitalSource, Inc.	1,545,000	11,927,400
Huntington Bancshares, Inc.	1,311,100	9,492,364
		23,221,507
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	715,200	12,201,312
TOTAL FINANCIALS		43,003,589
HEALTH CARE - 17.8%
Biotechnology - 1.5%
Incyte Corp. (a)(d)	355,000	5,232,700
PDL BioPharma, Inc.	1,835,000	9,064,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 6,290,960
ZIOPHARM Oncology, Inc. (a)(d)	952,000	5,554,920
		26,143,480
Health Care Equipment & Supplies - 4.2%
American Medical Systems Holdings, Inc. (a)	565,000	11,028,800
Cooper Companies, Inc.	303,000	17,374,020
Integra LifeSciences Holdings Corp. (a)	417,400	19,359,012
STRATEC Biomedical Systems AG	265,000	11,507,540
Wright Medical Group, Inc. (a)	1,020,000	15,157,200
		74,426,572
Health Care Providers & Services - 5.2%
Accretive Health, Inc.	153,897	2,791,692
Air Methods Corp. (a)	345,000	17,677,800
Catalyst Health Solutions, Inc. (a)	215,000	9,331,000
Corvel Corp. (a)	259,100	13,079,368
Hanger Orthopedic Group, Inc. (a)	906,900	18,636,795
MWI Veterinary Supply, Inc. (a)	250,000	15,540,000
Synergy Health PLC	1,145,411	16,226,573
		93,283,228
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	175,800	9,124,020
Life Sciences Tools & Services - 3.3%
Bruker BioSciences Corp. (a)	790,000	13,825,000
PAREXEL International Corp. (a)	550,000	12,765,500
PerkinElmer, Inc.	825,000	21,103,500
QIAGEN NV (a)(d)	636,000	11,734,200
		59,428,200
Pharmaceuticals - 3.1%
Ardea Biosciences, Inc. (a)	249,263	6,610,455
Auxilium Pharmaceuticals, Inc. (a)(d)	233,935	5,307,985
Cadence Pharmaceuticals, Inc. (a)(d)	812,693	6,310,561
Cardiome Pharma Corp. (a)	1,025,000	6,450,405
Hikma Pharmaceuticals PLC	994,983	12,812,661
Jazz Pharmaceuticals, Inc. (a)	341,000	7,624,760
Questcor Pharmaceuticals, Inc. (a)	730,000	11,285,800
		56,402,627
TOTAL HEALTH CARE		318,808,127
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 20.9%
Aerospace & Defense - 4.2%
DigitalGlobe, Inc. (a)	286,000	$ 8,783,060
Esterline Technologies Corp. (a)	329,000	23,418,220
Teledyne Technologies, Inc. (a)	442,000	20,911,020
Triumph Group, Inc.	229,000	21,990,870
		75,103,170
Building Products - 0.9%
A.O. Smith Corp.	25,500	1,091,655
Armstrong World Industries, Inc.	364,000	14,782,040
		15,873,695
Commercial Services & Supplies - 3.4%
Prosegur Compania de Seguridad SA (Reg.)	308,000	17,920,210
Schawk, Inc. Class A	590,589	10,772,343
The Geo Group, Inc. (a)	688,000	16,353,760
Waste Connections, Inc.	556,500	16,121,805
		61,168,118
Construction & Engineering - 2.6%
Foster Wheeler Ag (a)	490,000	18,036,900
KBR, Inc.	610,100	19,584,210
Orion Marine Group, Inc. (a)	780,000	9,141,600
		46,762,710
Electrical Equipment - 4.2%
Acuity Brands, Inc. (d)	323,500	17,857,200
GrafTech International Ltd. (a)	38,200	802,200
Regal-Beloit Corp.	324,000	21,623,760
Satcon Technology Corp. (a)(d)	1,430,000	6,935,500
Zumtobel AG	918,000	26,812,589
		74,031,249
Machinery - 2.0%
Blount International, Inc. (a)	965,000	14,484,650
Commercial Vehicle Group, Inc. (a)	831,153	13,414,809
SmartHeat, Inc. (a)(d)	1,625,000	7,735,000
		35,634,459
Road & Rail - 0.5%
Contrans Group, Inc. Class A	968,600	9,772,111
Trading Companies & Distributors - 3.1%
Interline Brands, Inc. (a)	590,000	12,525,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	980,786	$ 18,703,589
WESCO International, Inc. (a)	416,000	23,316,800
		54,546,089
TOTAL INDUSTRIALS		372,891,601
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.0%
Adtran, Inc.	520,200	21,395,826
DG FastChannel, Inc. (a)	527,329	14,454,088
NETGEAR, Inc. (a)	681,392	23,613,640
Polycom, Inc. (a)	250,000	10,962,500
		70,426,054
Computers & Peripherals - 2.5%
Super Micro Computer, Inc. (a)	1,139,000	16,031,425
Synaptics, Inc. (a)(d)	686,000	19,523,560
Wincor Nixdorf AG (d)	122,400	9,345,134
		44,900,119
Electronic Equipment & Components - 4.7%
Avnet, Inc. (a)	401,900	14,315,678
Electro Scientific Industries, Inc. (a)	550,660	9,179,502
Insight Enterprises, Inc. (a)	947,400	13,187,808
Jabil Circuit, Inc.	1,048,000	21,180,080
OSI Systems, Inc. (a)	310,000	11,776,900
SYNNEX Corp. (a)	432,800	14,451,192
		84,091,160
Internet Software & Services - 6.2%
Digital River, Inc. (a)	461,000	14,632,140
j2 Global Communications, Inc. (a)	667,500	18,423,000
LivePerson, Inc. (a)	800,000	8,776,000
Perficient, Inc. (a)(e)	1,658,502	19,387,888
Rackspace Hosting, Inc. (a)(d)	715,000	23,959,650
Sohu.com, Inc. (a)(d)	210,000	16,291,800
Travelzoo, Inc. (a)(d)	205,000	9,635,000
		111,105,478
IT Services - 2.9%
Heartland Payment Systems, Inc.	564,300	8,915,940
Online Resources Corp. (a)	1,000,000	6,720,000
Virtusa Corp. (a)	550,040	8,855,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WNS Holdings Ltd. sponsored ADR (a)	613,457	$ 6,656,008
Wright Express Corp. (a)	420,000	19,874,400
		51,021,992
Semiconductors & Semiconductor Equipment - 4.7%
Ceva, Inc. (a)	366,600	8,860,722
Entegris, Inc. (a)	2,060,000	15,759,000
Hittite Microwave Corp. (a)	183,821	10,988,819
International Rectifier Corp. (a)	445,000	14,253,350
Microsemi Corp. (a)	922,000	20,735,780
Standard Microsystems Corp. (a)	582,000	13,997,100
		84,594,771
Software - 5.3%
ebix.com, Inc. (a)(d)	857,910	19,345,871
Informatica Corp. (a)	256,000	11,878,400
Radiant Systems, Inc. (a)	520,000	9,490,000
Solera Holdings, Inc.	387,000	20,251,710
Taleo Corp. Class A (a)	411,039	12,109,209
TIBCO Software, Inc. (a)	980,000	21,540,400
		94,615,590
TOTAL INFORMATION TECHNOLOGY		540,755,164
MATERIALS - 2.6%
Chemicals - 1.0%
Solutia, Inc. (a)	737,000	17,260,540
Metals & Mining - 1.6%
Carpenter Technology Corp.	382,000	15,719,300
MacArthur Coal Ltd.	1,125,000	13,991,562
		29,710,862
TOTAL MATERIALS		46,971,402
TOTAL COMMON STOCKS (Cost $1,409,945,299)		1,740,446,997
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	57,670,775	$ 57,670,775
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	111,324,106	111,324,106
TOTAL MONEY MARKET FUNDS (Cost $168,994,881)		168,994,881
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,578,940,180)		1,909,441,878
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(124,704,357)
NET ASSETS - 100%		$ 1,784,737,521
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,191
Fidelity Securities Lending Cash Central Fund	712,773
Total	$ 770,964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 12,651,852	$ 3,152,679	$ -	$ 351,475	$ 17,004,952
Online Resources Corp.	7,777,946	567,018	6,262,212	-	-
Perficient, Inc.	13,394,542	1,019,485	-	-	19,387,888
Total	$ 33,824,340	$ 4,739,182	$ 6,262,212	$ 351,475	$ 36,392,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Germany	3.0%
United Kingdom	2.3%
Canada	1.6%
Austria	1.5%
Switzerland	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $193,259,144 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,155,196) - See accompanying schedule: Unaffiliated issuers (cost $1,378,896,886)	$ 1,704,054,157
Fidelity Central Funds (cost $168,994,881)	168,994,881
Other affiliated issuers (cost $31,048,413)	36,392,840
Total Investments (cost $1,578,940,180)		$ 1,909,441,878
Cash		947,440
Receivable for investments sold Regular delivery		32,087,568
Delayed delivery		284,956
Receivable for fund shares sold		2,483,180
Dividends receivable		412,279
Distributions receivable from Fidelity Central Funds		112,513
Prepaid expenses		3,666
Other receivables		72,424
Total assets		1,945,845,904

Liabilities
Payable for investments purchased	$ 46,858,374
Payable for fund shares redeemed	1,564,288
Accrued management fee	890,730
Distribution and service plan fees payable	49,425
Other affiliated payables	383,641
Other payables and accrued expenses	37,819
Collateral on securities loaned, at value	111,324,106
Total liabilities		161,108,383

Net Assets		$ 1,784,737,521
Net Assets consist of:
Paid in capital		$ 1,589,038,001
Distributions in excess of net investment income		(2,725,911)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,058,641)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,484,072
Net Assets		$ 1,784,737,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,543,540 ÷ 4,161,930 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($29,679,829 ÷ 1,929,148 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($5,645,925 ÷ 375,688 shares)A	$ 15.03

Class C: Net Asset Value and offering price per share ($22,528,130 ÷ 1,501,755 shares)A	$ 15.00

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,407,637,787 ÷ 89,678,415 shares)	$ 15.70

Class F: Net Asset Value, offering price and redemption price per share ($219,323,472 ÷ 13,919,887 shares)	$ 15.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,378,838 ÷ 2,249,626 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $351,475 earned from other affiliated issuers)		$ 4,793,415
Special dividends		2,295,657
Interest		19
Income from Fidelity Central Funds (including $712,773 from security lending)		770,964
Total income		7,860,055

Expenses
Management fee Basic fee	$ 5,633,355
Performance adjustment	(599,191)
Transfer agent fees	1,954,108
Distribution and service plan fees	263,004
Accounting and security lending fees	254,287
Custodian fees and expenses	33,879
Independent trustees' compensation	4,330
Registration fees	81,635
Audit	30,578
Legal	4,566
Miscellaneous	7,526
Total expenses before reductions	7,668,077
Expense reductions	(95,367)	7,572,710
Net investment income (loss)		287,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,037,600
Other affiliated issuers	40,689
Foreign currency transactions	28,040
Total net realized gain (loss)		68,106,329
Change in net unrealized appreciation (depreciation) on: Investment securities	255,465,390
Assets and liabilities in foreign currencies	(16,040)
Total change in net unrealized appreciation (depreciation)		255,449,350
Net gain (loss)		323,555,679
Net increase (decrease) in net assets resulting from operations		$ 323,843,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 287,345	$ (4,269,128)
Net realized gain (loss)	68,106,329	242,038,859
Change in net unrealized appreciation (depreciation)	255,449,350	(34,116,702)
Net increase (decrease) in net assets resulting from operations	323,843,024	203,653,029
Distributions to shareholders from net investment income	(3,013,256)	-
Share transactions - net increase (decrease)	28,651,309	46,578,163
Redemption fees	63,757	232,258
Total increase (decrease) in net assets	349,544,834	250,463,450

Net Assets
Beginning of period	1,435,192,687	1,184,729,237
End of period (including distributions in excess of net investment income of $2,725,911 and $0, respectively)	$ 1,784,737,521	$ 1,435,192,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	(.06)	(.11)	(.12) J	(.10) K
Net realized and unrealized gain (loss)	2.88	1.94	(2.35)	(1.73)	3.39	.18
Total from investment operations	2.86	1.87	(2.41)	(1.84)	3.27	.08
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.02)	(.09)	(.16)
Total distributions	(.01)	-	-	(1.02)	(.09)	(.16)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.51	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Total Return B, C, D	22.59%	17.33%	(18.26)%	(12.26)%	25.52%	.70%
Ratios to Average Net Assets F, L
Expenses before reductions	1.23% A	1.35%	1.33%	1.40%	1.44%	1.53%
Expenses net of fee waivers, if any	1.23% A	1.35%	1.33%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.22% A	1.34%	1.33%	1.39%	1.39%	1.35%
Net investment income (loss)	(.23)% A, H	(.56)% I	(.64)%	(.74)%	(.80)% J	(.79)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,544	$ 50,620	$ 40,211	$ 42,187	$ 33,588	$ 18,104
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011 (Unaudited)	Years ended July 31,
		2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.10) I	(.09)	(.15)	(.16) J	(.14) K
Net realized and unrealized gain (loss)	2.84	1.93	(2.34)	(1.73)	3.38	.19
Total from investment operations	2.81	1.83	(2.43)	(1.88)	3.22	.05
Distributions from net realized gain	-	-	-	(.96)	(.07)	(.13)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.38	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Total Return B, C, D	22.35%	17.04%	(18.45)%	(12.50)%	25.18%	.48%
Ratios to Average Net Assets F, L
Expenses before reductions	1.49% A	1.61%	1.60%	1.65%	1.67%	1.73%
Expenses net of fee waivers, if any	1.49% A	1.61%	1.60%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.48% A	1.60%	1.59%	1.65%	1.65%	1.60%
Net investment income (loss)	(.49)% A, H	(.82)% I	(.91)%	(.99)%	(1.05)% J	(1.04)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,680	$ 23,930	$ 21,533	$ 21,754	$ 26,419	$ 19,205
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.80	1.89	(2.33)	(1.71)	3.36	.19
Total from investment operations	2.73	1.73	(2.46)	(1.93)	3.13	(.01)
Distributions from net realized gain	-	-	-	(.89)	(.06)	(.09)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.03	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Total Return B, C, D	22.20%	16.37%	(18.88)%	(12.92)%	24.57%	(.03)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.28%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.98% A	2.09%	2.08%	2.15%	2.15%	2.10%
Net investment income (loss)	(.99)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,646	$ 5,142	$ 4,171	$ 5,517	$ 6,242	$ 5,191
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.79	1.89	(2.32)	(1.71)	3.36	.18
Total from investment operations	2.72	1.73	(2.45)	(1.93)	3.13	(.02)
Distributions from net realized gain	-	-	-	(.91)	(.06)	(.10)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.00	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Total Return B, C, D	22.15%	16.40%	(18.85)%	(12.94)%	24.59%	(.08)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.25%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.97% A	2.09%	2.07%	2.14%	2.14%	2.10%
Net investment income (loss)	(.98)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,528	$ 18,091	$ 14,267	$ 15,946	$ 22,348	$ 14,682
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Income from Invest- ment Operations
Net investment income (loss) D	- G, L	(.04) H	(.04)	(.07)	(.08) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.96	(2.36)	(1.74)	3.40	.19
Total from invest- ment operations	2.92	1.92	(2.40)	(1.81)	3.32	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.10)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.10)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.70	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Total Return B, C	22.77%	17.63%	(18.06)%	(11.98)%	25.84%	1.01%
Ratios to Average Net Assets E, K
Expenses before reductions	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of fee waivers, if any	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of all reductions	.95% A	1.07%	1.08%	1.10%	1.09%	1.08%
Net investment income (loss)	.04% A, G	(.29)% H	(.39)%	(.45)%	(.50)% I	(.52)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,407,638	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.02 G	- H, K	(.01)
Net realized and unrealized gain (loss)	2.93	1.95	.88
Total from investment operations	2.95	1.95	.87
Distributions from net investment income	(.04)	-	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.76	$ 12.85	$ 10.90
Total Return B, C	22.99%	17.89%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.69% A	.78%	.74% A
Expenses net of fee waivers, if any	.69% A	.78%	.74% A
Expenses net of all reductions	.67% A	.77%	.73% A
Net investment income (loss)	.32% A, G	-% H, L	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,323	$ 106,941	$ 159
Portfolio turnover rate F	105% A	105%	150%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03)	(.06)	(.07) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.95	(2.36)	(1.74)	3.41	.19
Total from investment operations	2.93	1.92	(2.39)	(1.80)	3.34	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.11)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.11)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.73	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Total Return B, C	22.82%	17.60%	(17.97)%	(11.93)%	25.99%	.97%
Ratios to Average Net Assets E, K
Expenses before reductions	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of fee waivers, if any	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of all reductions	.92% A	1.02%	1.04%	1.03%	1.05%	1.05%
Net investment income (loss)	.07% A, G	(.24)% H	(.36)%	(.38)%	(.46)% I	(.49)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,379	$ 25,650	$ 19,204	$ 22,444	$ 18,671	$ 14,233
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 366,716,541
Gross unrealized depreciation	(38,971,254)
Net unrealized appreciation (depreciation) on securities and other investments	$ 327,745,287
Tax cost	$ 1,581,696,591

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,801,748 and $797,738,950, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,917	$ 1,098
Class T	.25%	.25%	66,052	-
Class B	.75%	.25%	26,790	20,092
Class C	.75%	.25%	100,245	21,044
			$ 263,004	$ 42,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,332
Class T	3,171
Class B*	6,147
Class C*	1,087
$ 22,737

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 83,160.30
Class T	40,390.31
Class B	8,029.30
Class C	29,847.30
Small Cap Growth	1,756,279.27
Institutional Class	36,403.24
	$ 1,954,108

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,257 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,762 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10,923 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,294 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 40,130	$ -
Small Cap Growth	2,420,021	-
Class F	492,928	-
Institutional Class	60,177	-
Total	$ 3,013,256	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	764,130	1,755,238	$ 11,076,073	$ 21,749,463
Reinvestment of distributions	2,323	-	36,172	-
Shares redeemed	(603,687)	(1,481,231)	(8,353,556)	(17,861,442)
Net increase (decrease)	162,766	274,007	$ 2,758,689	$ 3,888,021
Class T
Shares sold	213,378	492,575	$ 3,087,540	$ 6,056,365
Shares redeemed	(188,690)	(592,408)	(2,617,750)	(7,232,100)
Net increase (decrease)	24,688	(99,833)	$ 469,790	$ (1,175,735)
Class B
Shares sold	16,102	117,304	$ 220,360	$ 1,414,923
Shares redeemed	(58,289)	(93,928)	(782,302)	(1,126,513)
Net increase (decrease)	(42,187)	23,376	$ (561,942)	$ 288,410
Class C
Shares sold	198,319	479,633	$ 2,791,818	$ 5,791,649
Shares redeemed	(169,540)	(358,550)	(2,317,915)	(4,319,904)
Net increase (decrease)	28,779	121,083	$ 473,903	$ 1,471,745
Small Cap Growth
Shares sold	10,469,007	22,893,960	$ 154,440,881	$ 285,679,819
Reinvestment of distributions	153,921	-	2,384,002	-
Shares redeemed	(15,012,486)	(28,450,958)	(215,920,511)	(351,525,118)
Net increase (decrease)	(4,389,558)	(5,556,998)	$ (59,095,628)	$ (65,845,299)
Class F
Shares sold	6,401,675	8,663,528	$ 92,775,683	$ 109,176,128
Reinvestment of distributions	31,816	-	492,928	-
Shares redeemed	(834,316)	(357,394)	(12,381,198)	(4,690,130)
Net increase (decrease)	5,599,175	8,306,134	$ 80,887,413	$ 104,485,998
Institutional Class
Shares sold	511,815	1,109,901	$ 7,483,930	$ 14,013,757
Reinvestment of distributions	2,532	-	39,301	-
Shares redeemed	(263,779)	(871,545)	(3,804,147)	(10,548,734)
Net increase (decrease)	250,568	238,356	$ 3,719,084	$ 3,465,023

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operating Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCP-USAN-0311
1.803699.106

Fidelity®

Small Cap Growth

Fund
Class F

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

p20

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.23%
Actual		$ 1,000.00	$ 1,225.90	$ 6.90
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.26
Class T	1.49%
Actual		$ 1,000.00	$ 1,223.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class B	1.99%
Actual		$ 1,000.00	$ 1,222.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,221.50	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.96%
Actual		$ 1,000.00	$ 1,227.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89
Class F	.69%
Actual		$ 1,000.00	$ 1,229.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,228.20	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Zumtobel AG	1.5	1.1
Rackspace Hosting, Inc.	1.4	0.8
NETGEAR, Inc.	1.4	1.1
Esterline Technologies Corp.	1.3	0.8
WESCO International, Inc.	1.3	0.0
Petroleum Development Corp.	1.3	0.0
Triumph Group, Inc.	1.2	1.1
Regal-Beloit Corp.	1.2	0.9
TIBCO Software, Inc.	1.2	0.0
Adtran, Inc.	1.2	1.1
	13.0
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	27.1
Industrials	20.9	18.5
Health Care	17.8	20.6
Consumer Discretionary	16.1	17.8
Energy	3.8	2.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 97.5%		Stocks 95.2%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	13.8%	** Foreign investments	16.2%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.4%
ElringKlinger AG	400,000	$ 12,786,460
Modine Manufacturing Co. (a)	730,095	12,046,568
		24,833,028
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	231,300	10,251,216
Hotels, Restaurants & Leisure - 1.2%
Life Time Fitness, Inc. (a)	223,000	8,893,240
Wyndham Worldwide Corp.	435,000	12,236,550
		21,129,790
Household Durables - 0.8%
Tempur-Pedic International, Inc. (a)	334,000	14,575,760
Multiline Retail - 0.7%
Dollarama, Inc. (a)	415,000	11,835,231
Specialty Retail - 5.7%
Citi Trends, Inc. (a)	495,000	11,335,500
Delticom AG	111,910	9,299,531
DSW, Inc. Class A (a)(d)	547,000	18,209,630
Jos. A. Bank Clothiers, Inc. (a)(d)	226,500	9,678,345
Sally Beauty Holdings, Inc. (a)	922,000	12,133,520
Signet Jewelers Ltd. (a)	376,400	15,989,472
Tom Tailor Holding AG	585,000	11,676,612
Tractor Supply Co.	283,000	14,520,730
		102,843,340
Textiles, Apparel & Luxury Goods - 5.7%
Fossil, Inc. (a)	227,000	16,128,350
G-III Apparel Group Ltd. (a)	370,300	12,919,767
Maidenform Brands, Inc. (a)	473,088	12,177,285
Phillips-Van Heusen Corp.	242,900	14,178,073
Steven Madden Ltd. (a)	400,000	15,268,000
Ted Baker PLC	1,265,609	13,277,260
Warnaco Group, Inc. (a)	340,000	17,367,200
		101,315,935
TOTAL CONSUMER DISCRETIONARY		286,784,300
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	265,000	9,805,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Calavo Growers, Inc. (d)(e)	736,783	$ 17,004,952
Darling International, Inc. (a)	675,000	9,146,250
		26,151,202
Personal Products - 1.6%
Inter Parfums, Inc.	1,007,000	17,964,880
USANA Health Sciences, Inc. (a)(d)	261,000	9,897,120
		27,862,000
TOTAL CONSUMER STAPLES		63,818,202
ENERGY - 3.8%
Energy Equipment & Services - 2.5%
Complete Production Services, Inc. (a)	400,000	11,176,000
Newpark Resources, Inc. (a)	2,479,000	14,824,420
Rowan Companies, Inc. (a)	556,000	19,059,680
		45,060,100
Oil, Gas & Consumable Fuels - 1.3%
Petroleum Development Corp. (a)	491,200	22,354,512
TOTAL ENERGY		67,414,612
FINANCIALS - 2.4%
Capital Markets - 0.4%
optionsXpress Holdings, Inc.	510,146	7,580,770
Commercial Banks - 1.3%
Banco Pine SA	216,300	1,801,743
CapitalSource, Inc.	1,545,000	11,927,400
Huntington Bancshares, Inc.	1,311,100	9,492,364
		23,221,507
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	715,200	12,201,312
TOTAL FINANCIALS		43,003,589
HEALTH CARE - 17.8%
Biotechnology - 1.5%
Incyte Corp. (a)(d)	355,000	5,232,700
PDL BioPharma, Inc.	1,835,000	9,064,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 6,290,960
ZIOPHARM Oncology, Inc. (a)(d)	952,000	5,554,920
		26,143,480
Health Care Equipment & Supplies - 4.2%
American Medical Systems Holdings, Inc. (a)	565,000	11,028,800
Cooper Companies, Inc.	303,000	17,374,020
Integra LifeSciences Holdings Corp. (a)	417,400	19,359,012
STRATEC Biomedical Systems AG	265,000	11,507,540
Wright Medical Group, Inc. (a)	1,020,000	15,157,200
		74,426,572
Health Care Providers & Services - 5.2%
Accretive Health, Inc.	153,897	2,791,692
Air Methods Corp. (a)	345,000	17,677,800
Catalyst Health Solutions, Inc. (a)	215,000	9,331,000
Corvel Corp. (a)	259,100	13,079,368
Hanger Orthopedic Group, Inc. (a)	906,900	18,636,795
MWI Veterinary Supply, Inc. (a)	250,000	15,540,000
Synergy Health PLC	1,145,411	16,226,573
		93,283,228
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	175,800	9,124,020
Life Sciences Tools & Services - 3.3%
Bruker BioSciences Corp. (a)	790,000	13,825,000
PAREXEL International Corp. (a)	550,000	12,765,500
PerkinElmer, Inc.	825,000	21,103,500
QIAGEN NV (a)(d)	636,000	11,734,200
		59,428,200
Pharmaceuticals - 3.1%
Ardea Biosciences, Inc. (a)	249,263	6,610,455
Auxilium Pharmaceuticals, Inc. (a)(d)	233,935	5,307,985
Cadence Pharmaceuticals, Inc. (a)(d)	812,693	6,310,561
Cardiome Pharma Corp. (a)	1,025,000	6,450,405
Hikma Pharmaceuticals PLC	994,983	12,812,661
Jazz Pharmaceuticals, Inc. (a)	341,000	7,624,760
Questcor Pharmaceuticals, Inc. (a)	730,000	11,285,800
		56,402,627
TOTAL HEALTH CARE		318,808,127
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 20.9%
Aerospace & Defense - 4.2%
DigitalGlobe, Inc. (a)	286,000	$ 8,783,060
Esterline Technologies Corp. (a)	329,000	23,418,220
Teledyne Technologies, Inc. (a)	442,000	20,911,020
Triumph Group, Inc.	229,000	21,990,870
		75,103,170
Building Products - 0.9%
A.O. Smith Corp.	25,500	1,091,655
Armstrong World Industries, Inc.	364,000	14,782,040
		15,873,695
Commercial Services & Supplies - 3.4%
Prosegur Compania de Seguridad SA (Reg.)	308,000	17,920,210
Schawk, Inc. Class A	590,589	10,772,343
The Geo Group, Inc. (a)	688,000	16,353,760
Waste Connections, Inc.	556,500	16,121,805
		61,168,118
Construction & Engineering - 2.6%
Foster Wheeler Ag (a)	490,000	18,036,900
KBR, Inc.	610,100	19,584,210
Orion Marine Group, Inc. (a)	780,000	9,141,600
		46,762,710
Electrical Equipment - 4.2%
Acuity Brands, Inc. (d)	323,500	17,857,200
GrafTech International Ltd. (a)	38,200	802,200
Regal-Beloit Corp.	324,000	21,623,760
Satcon Technology Corp. (a)(d)	1,430,000	6,935,500
Zumtobel AG	918,000	26,812,589
		74,031,249
Machinery - 2.0%
Blount International, Inc. (a)	965,000	14,484,650
Commercial Vehicle Group, Inc. (a)	831,153	13,414,809
SmartHeat, Inc. (a)(d)	1,625,000	7,735,000
		35,634,459
Road & Rail - 0.5%
Contrans Group, Inc. Class A	968,600	9,772,111
Trading Companies & Distributors - 3.1%
Interline Brands, Inc. (a)	590,000	12,525,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	980,786	$ 18,703,589
WESCO International, Inc. (a)	416,000	23,316,800
		54,546,089
TOTAL INDUSTRIALS		372,891,601
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.0%
Adtran, Inc.	520,200	21,395,826
DG FastChannel, Inc. (a)	527,329	14,454,088
NETGEAR, Inc. (a)	681,392	23,613,640
Polycom, Inc. (a)	250,000	10,962,500
		70,426,054
Computers & Peripherals - 2.5%
Super Micro Computer, Inc. (a)	1,139,000	16,031,425
Synaptics, Inc. (a)(d)	686,000	19,523,560
Wincor Nixdorf AG (d)	122,400	9,345,134
		44,900,119
Electronic Equipment & Components - 4.7%
Avnet, Inc. (a)	401,900	14,315,678
Electro Scientific Industries, Inc. (a)	550,660	9,179,502
Insight Enterprises, Inc. (a)	947,400	13,187,808
Jabil Circuit, Inc.	1,048,000	21,180,080
OSI Systems, Inc. (a)	310,000	11,776,900
SYNNEX Corp. (a)	432,800	14,451,192
		84,091,160
Internet Software & Services - 6.2%
Digital River, Inc. (a)	461,000	14,632,140
j2 Global Communications, Inc. (a)	667,500	18,423,000
LivePerson, Inc. (a)	800,000	8,776,000
Perficient, Inc. (a)(e)	1,658,502	19,387,888
Rackspace Hosting, Inc. (a)(d)	715,000	23,959,650
Sohu.com, Inc. (a)(d)	210,000	16,291,800
Travelzoo, Inc. (a)(d)	205,000	9,635,000
		111,105,478
IT Services - 2.9%
Heartland Payment Systems, Inc.	564,300	8,915,940
Online Resources Corp. (a)	1,000,000	6,720,000
Virtusa Corp. (a)	550,040	8,855,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WNS Holdings Ltd. sponsored ADR (a)	613,457	$ 6,656,008
Wright Express Corp. (a)	420,000	19,874,400
		51,021,992
Semiconductors & Semiconductor Equipment - 4.7%
Ceva, Inc. (a)	366,600	8,860,722
Entegris, Inc. (a)	2,060,000	15,759,000
Hittite Microwave Corp. (a)	183,821	10,988,819
International Rectifier Corp. (a)	445,000	14,253,350
Microsemi Corp. (a)	922,000	20,735,780
Standard Microsystems Corp. (a)	582,000	13,997,100
		84,594,771
Software - 5.3%
ebix.com, Inc. (a)(d)	857,910	19,345,871
Informatica Corp. (a)	256,000	11,878,400
Radiant Systems, Inc. (a)	520,000	9,490,000
Solera Holdings, Inc.	387,000	20,251,710
Taleo Corp. Class A (a)	411,039	12,109,209
TIBCO Software, Inc. (a)	980,000	21,540,400
		94,615,590
TOTAL INFORMATION TECHNOLOGY		540,755,164
MATERIALS - 2.6%
Chemicals - 1.0%
Solutia, Inc. (a)	737,000	17,260,540
Metals & Mining - 1.6%
Carpenter Technology Corp.	382,000	15,719,300
MacArthur Coal Ltd.	1,125,000	13,991,562
		29,710,862
TOTAL MATERIALS		46,971,402
TOTAL COMMON STOCKS (Cost $1,409,945,299)		1,740,446,997
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	57,670,775	$ 57,670,775
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	111,324,106	111,324,106
TOTAL MONEY MARKET FUNDS (Cost $168,994,881)		168,994,881
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,578,940,180)		1,909,441,878
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(124,704,357)
NET ASSETS - 100%		$ 1,784,737,521
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,191
Fidelity Securities Lending Cash Central Fund	712,773
Total	$ 770,964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 12,651,852	$ 3,152,679	$ -	$ 351,475	$ 17,004,952
Online Resources Corp.	7,777,946	567,018	6,262,212	-	-
Perficient, Inc.	13,394,542	1,019,485	-	-	19,387,888
Total	$ 33,824,340	$ 4,739,182	$ 6,262,212	$ 351,475	$ 36,392,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Germany	3.0%
United Kingdom	2.3%
Canada	1.6%
Austria	1.5%
Switzerland	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $193,259,144 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,155,196) - See accompanying schedule: Unaffiliated issuers (cost $1,378,896,886)	$ 1,704,054,157
Fidelity Central Funds (cost $168,994,881)	168,994,881
Other affiliated issuers (cost $31,048,413)	36,392,840
Total Investments (cost $1,578,940,180)		$ 1,909,441,878
Cash		947,440
Receivable for investments sold Regular delivery		32,087,568
Delayed delivery		284,956
Receivable for fund shares sold		2,483,180
Dividends receivable		412,279
Distributions receivable from Fidelity Central Funds		112,513
Prepaid expenses		3,666
Other receivables		72,424
Total assets		1,945,845,904

Liabilities
Payable for investments purchased	$ 46,858,374
Payable for fund shares redeemed	1,564,288
Accrued management fee	890,730
Distribution and service plan fees payable	49,425
Other affiliated payables	383,641
Other payables and accrued expenses	37,819
Collateral on securities loaned, at value	111,324,106
Total liabilities		161,108,383

Net Assets		$ 1,784,737,521
Net Assets consist of:
Paid in capital		$ 1,589,038,001
Distributions in excess of net investment income		(2,725,911)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,058,641)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,484,072
Net Assets		$ 1,784,737,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,543,540 ÷ 4,161,930 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($29,679,829 ÷ 1,929,148 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($5,645,925 ÷ 375,688 shares)A	$ 15.03

Class C: Net Asset Value and offering price per share ($22,528,130 ÷ 1,501,755 shares)A	$ 15.00

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,407,637,787 ÷ 89,678,415 shares)	$ 15.70

Class F: Net Asset Value, offering price and redemption price per share ($219,323,472 ÷ 13,919,887 shares)	$ 15.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,378,838 ÷ 2,249,626 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $351,475 earned from other affiliated issuers)		$ 4,793,415
Special dividends		2,295,657
Interest		19
Income from Fidelity Central Funds (including $712,773 from security lending)		770,964
Total income		7,860,055

Expenses
Management fee Basic fee	$ 5,633,355
Performance adjustment	(599,191)
Transfer agent fees	1,954,108
Distribution and service plan fees	263,004
Accounting and security lending fees	254,287
Custodian fees and expenses	33,879
Independent trustees' compensation	4,330
Registration fees	81,635
Audit	30,578
Legal	4,566
Miscellaneous	7,526
Total expenses before reductions	7,668,077
Expense reductions	(95,367)	7,572,710
Net investment income (loss)		287,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,037,600
Other affiliated issuers	40,689
Foreign currency transactions	28,040
Total net realized gain (loss)		68,106,329
Change in net unrealized appreciation (depreciation) on: Investment securities	255,465,390
Assets and liabilities in foreign currencies	(16,040)
Total change in net unrealized appreciation (depreciation)		255,449,350
Net gain (loss)		323,555,679
Net increase (decrease) in net assets resulting from operations		$ 323,843,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 287,345	$ (4,269,128)
Net realized gain (loss)	68,106,329	242,038,859
Change in net unrealized appreciation (depreciation)	255,449,350	(34,116,702)
Net increase (decrease) in net assets resulting from operations	323,843,024	203,653,029
Distributions to shareholders from net investment income	(3,013,256)	-
Share transactions - net increase (decrease)	28,651,309	46,578,163
Redemption fees	63,757	232,258
Total increase (decrease) in net assets	349,544,834	250,463,450

Net Assets
Beginning of period	1,435,192,687	1,184,729,237
End of period (including distributions in excess of net investment income of $2,725,911 and $0, respectively)	$ 1,784,737,521	$ 1,435,192,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	(.06)	(.11)	(.12) J	(.10) K
Net realized and unrealized gain (loss)	2.88	1.94	(2.35)	(1.73)	3.39	.18
Total from investment operations	2.86	1.87	(2.41)	(1.84)	3.27	.08
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.02)	(.09)	(.16)
Total distributions	(.01)	-	-	(1.02)	(.09)	(.16)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.51	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Total Return B, C, D	22.59%	17.33%	(18.26)%	(12.26)%	25.52%	.70%
Ratios to Average Net Assets F, L
Expenses before reductions	1.23% A	1.35%	1.33%	1.40%	1.44%	1.53%
Expenses net of fee waivers, if any	1.23% A	1.35%	1.33%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.22% A	1.34%	1.33%	1.39%	1.39%	1.35%
Net investment income (loss)	(.23)% A, H	(.56)% I	(.64)%	(.74)%	(.80)% J	(.79)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,544	$ 50,620	$ 40,211	$ 42,187	$ 33,588	$ 18,104
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011 (Unaudited)	Years ended July 31,
		2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.10) I	(.09)	(.15)	(.16) J	(.14) K
Net realized and unrealized gain (loss)	2.84	1.93	(2.34)	(1.73)	3.38	.19
Total from investment operations	2.81	1.83	(2.43)	(1.88)	3.22	.05
Distributions from net realized gain	-	-	-	(.96)	(.07)	(.13)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.38	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Total Return B, C, D	22.35%	17.04%	(18.45)%	(12.50)%	25.18%	.48%
Ratios to Average Net Assets F, L
Expenses before reductions	1.49% A	1.61%	1.60%	1.65%	1.67%	1.73%
Expenses net of fee waivers, if any	1.49% A	1.61%	1.60%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.48% A	1.60%	1.59%	1.65%	1.65%	1.60%
Net investment income (loss)	(.49)% A, H	(.82)% I	(.91)%	(.99)%	(1.05)% J	(1.04)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,680	$ 23,930	$ 21,533	$ 21,754	$ 26,419	$ 19,205
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.80	1.89	(2.33)	(1.71)	3.36	.19
Total from investment operations	2.73	1.73	(2.46)	(1.93)	3.13	(.01)
Distributions from net realized gain	-	-	-	(.89)	(.06)	(.09)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.03	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Total Return B, C, D	22.20%	16.37%	(18.88)%	(12.92)%	24.57%	(.03)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.28%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.98% A	2.09%	2.08%	2.15%	2.15%	2.10%
Net investment income (loss)	(.99)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,646	$ 5,142	$ 4,171	$ 5,517	$ 6,242	$ 5,191
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.79	1.89	(2.32)	(1.71)	3.36	.18
Total from investment operations	2.72	1.73	(2.45)	(1.93)	3.13	(.02)
Distributions from net realized gain	-	-	-	(.91)	(.06)	(.10)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.00	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Total Return B, C, D	22.15%	16.40%	(18.85)%	(12.94)%	24.59%	(.08)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.25%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.97% A	2.09%	2.07%	2.14%	2.14%	2.10%
Net investment income (loss)	(.98)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,528	$ 18,091	$ 14,267	$ 15,946	$ 22,348	$ 14,682
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Income from Invest- ment Operations
Net investment income (loss) D	- G, L	(.04) H	(.04)	(.07)	(.08) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.96	(2.36)	(1.74)	3.40	.19
Total from invest- ment operations	2.92	1.92	(2.40)	(1.81)	3.32	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.10)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.10)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.70	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Total Return B, C	22.77%	17.63%	(18.06)%	(11.98)%	25.84%	1.01%
Ratios to Average Net Assets E, K
Expenses before reductions	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of fee waivers, if any	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of all reductions	.95% A	1.07%	1.08%	1.10%	1.09%	1.08%
Net investment income (loss)	.04% A, G	(.29)% H	(.39)%	(.45)%	(.50)% I	(.52)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,407,638	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.02 G	- H, K	(.01)
Net realized and unrealized gain (loss)	2.93	1.95	.88
Total from investment operations	2.95	1.95	.87
Distributions from net investment income	(.04)	-	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.76	$ 12.85	$ 10.90
Total Return B, C	22.99%	17.89%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.69% A	.78%	.74% A
Expenses net of fee waivers, if any	.69% A	.78%	.74% A
Expenses net of all reductions	.67% A	.77%	.73% A
Net investment income (loss)	.32% A, G	-% H, L	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,323	$ 106,941	$ 159
Portfolio turnover rate F	105% A	105%	150%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03)	(.06)	(.07) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.95	(2.36)	(1.74)	3.41	.19
Total from investment operations	2.93	1.92	(2.39)	(1.80)	3.34	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.11)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.11)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.73	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Total Return B, C	22.82%	17.60%	(17.97)%	(11.93)%	25.99%	.97%
Ratios to Average Net Assets E, K
Expenses before reductions	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of fee waivers, if any	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of all reductions	.92% A	1.02%	1.04%	1.03%	1.05%	1.05%
Net investment income (loss)	.07% A, G	(.24)% H	(.36)%	(.38)%	(.46)% I	(.49)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,379	$ 25,650	$ 19,204	$ 22,444	$ 18,671	$ 14,233
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 366,716,541
Gross unrealized depreciation	(38,971,254)
Net unrealized appreciation (depreciation) on securities and other investments	$ 327,745,287
Tax cost	$ 1,581,696,591

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,801,748 and $797,738,950, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,917	$ 1,098
Class T	.25%	.25%	66,052	-
Class B	.75%	.25%	26,790	20,092
Class C	.75%	.25%	100,245	21,044
			$ 263,004	$ 42,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,332
Class T	3,171
Class B*	6,147
Class C*	1,087
$ 22,737

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 83,160.30
Class T	40,390.31
Class B	8,029.30
Class C	29,847.30
Small Cap Growth	1,756,279.27
Institutional Class	36,403.24
	$ 1,954,108

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,257 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,762 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10,923 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,294 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 40,130	$ -
Small Cap Growth	2,420,021	-
Class F	492,928	-
Institutional Class	60,177	-
Total	$ 3,013,256	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	764,130	1,755,238	$ 11,076,073	$ 21,749,463
Reinvestment of distributions	2,323	-	36,172	-
Shares redeemed	(603,687)	(1,481,231)	(8,353,556)	(17,861,442)
Net increase (decrease)	162,766	274,007	$ 2,758,689	$ 3,888,021
Class T
Shares sold	213,378	492,575	$ 3,087,540	$ 6,056,365
Shares redeemed	(188,690)	(592,408)	(2,617,750)	(7,232,100)
Net increase (decrease)	24,688	(99,833)	$ 469,790	$ (1,175,735)
Class B
Shares sold	16,102	117,304	$ 220,360	$ 1,414,923
Shares redeemed	(58,289)	(93,928)	(782,302)	(1,126,513)
Net increase (decrease)	(42,187)	23,376	$ (561,942)	$ 288,410
Class C
Shares sold	198,319	479,633	$ 2,791,818	$ 5,791,649
Shares redeemed	(169,540)	(358,550)	(2,317,915)	(4,319,904)
Net increase (decrease)	28,779	121,083	$ 473,903	$ 1,471,745
Small Cap Growth
Shares sold	10,469,007	22,893,960	$ 154,440,881	$ 285,679,819
Reinvestment of distributions	153,921	-	2,384,002	-
Shares redeemed	(15,012,486)	(28,450,958)	(215,920,511)	(351,525,118)
Net increase (decrease)	(4,389,558)	(5,556,998)	$ (59,095,628)	$ (65,845,299)
Class F
Shares sold	6,401,675	8,663,528	$ 92,775,683	$ 109,176,128
Reinvestment of distributions	31,816	-	492,928	-
Shares redeemed	(834,316)	(357,394)	(12,381,198)	(4,690,130)
Net increase (decrease)	5,599,175	8,306,134	$ 80,887,413	$ 104,485,998
Institutional Class
Shares sold	511,815	1,109,901	$ 7,483,930	$ 14,013,757
Reinvestment of distributions	2,532	-	39,301	-
Shares redeemed	(263,779)	(871,545)	(3,804,147)	(10,548,734)
Net increase (decrease)	250,568	238,356	$ 3,719,084	$ 3,465,023

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.
Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operating Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

SCP-F-SANN-0311
1.891909.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.23%
Actual		$ 1,000.00	$ 1,225.90	$ 6.90
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.26
Class T	1.49%
Actual		$ 1,000.00	$ 1,223.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class B	1.99%
Actual		$ 1,000.00	$ 1,222.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,221.50	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.96%
Actual		$ 1,000.00	$ 1,227.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89
Class F	.69%
Actual		$ 1,000.00	$ 1,229.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,228.20	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Zumtobel AG	1.5	1.1
Rackspace Hosting, Inc.	1.4	0.8
NETGEAR, Inc.	1.4	1.1
Esterline Technologies Corp.	1.3	0.8
WESCO International, Inc.	1.3	0.0
Petroleum Development Corp.	1.3	0.0
Triumph Group, Inc.	1.2	1.1
Regal-Beloit Corp.	1.2	0.9
TIBCO Software, Inc.	1.2	0.0
Adtran, Inc.	1.2	1.1
	13.0
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	27.1
Industrials	20.9	18.5
Health Care	17.8	20.6
Consumer Discretionary	16.1	17.8
Energy	3.8	2.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 97.5%		Stocks 95.2%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	13.8%	** Foreign investments	16.2%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.4%
ElringKlinger AG	400,000	$ 12,786,460
Modine Manufacturing Co. (a)	730,095	12,046,568
		24,833,028
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	231,300	10,251,216
Hotels, Restaurants & Leisure - 1.2%
Life Time Fitness, Inc. (a)	223,000	8,893,240
Wyndham Worldwide Corp.	435,000	12,236,550
		21,129,790
Household Durables - 0.8%
Tempur-Pedic International, Inc. (a)	334,000	14,575,760
Multiline Retail - 0.7%
Dollarama, Inc. (a)	415,000	11,835,231
Specialty Retail - 5.7%
Citi Trends, Inc. (a)	495,000	11,335,500
Delticom AG	111,910	9,299,531
DSW, Inc. Class A (a)(d)	547,000	18,209,630
Jos. A. Bank Clothiers, Inc. (a)(d)	226,500	9,678,345
Sally Beauty Holdings, Inc. (a)	922,000	12,133,520
Signet Jewelers Ltd. (a)	376,400	15,989,472
Tom Tailor Holding AG	585,000	11,676,612
Tractor Supply Co.	283,000	14,520,730
		102,843,340
Textiles, Apparel & Luxury Goods - 5.7%
Fossil, Inc. (a)	227,000	16,128,350
G-III Apparel Group Ltd. (a)	370,300	12,919,767
Maidenform Brands, Inc. (a)	473,088	12,177,285
Phillips-Van Heusen Corp.	242,900	14,178,073
Steven Madden Ltd. (a)	400,000	15,268,000
Ted Baker PLC	1,265,609	13,277,260
Warnaco Group, Inc. (a)	340,000	17,367,200
		101,315,935
TOTAL CONSUMER DISCRETIONARY		286,784,300
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	265,000	9,805,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Calavo Growers, Inc. (d)(e)	736,783	$ 17,004,952
Darling International, Inc. (a)	675,000	9,146,250
		26,151,202
Personal Products - 1.6%
Inter Parfums, Inc.	1,007,000	17,964,880
USANA Health Sciences, Inc. (a)(d)	261,000	9,897,120
		27,862,000
TOTAL CONSUMER STAPLES		63,818,202
ENERGY - 3.8%
Energy Equipment & Services - 2.5%
Complete Production Services, Inc. (a)	400,000	11,176,000
Newpark Resources, Inc. (a)	2,479,000	14,824,420
Rowan Companies, Inc. (a)	556,000	19,059,680
		45,060,100
Oil, Gas & Consumable Fuels - 1.3%
Petroleum Development Corp. (a)	491,200	22,354,512
TOTAL ENERGY		67,414,612
FINANCIALS - 2.4%
Capital Markets - 0.4%
optionsXpress Holdings, Inc.	510,146	7,580,770
Commercial Banks - 1.3%
Banco Pine SA	216,300	1,801,743
CapitalSource, Inc.	1,545,000	11,927,400
Huntington Bancshares, Inc.	1,311,100	9,492,364
		23,221,507
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	715,200	12,201,312
TOTAL FINANCIALS		43,003,589
HEALTH CARE - 17.8%
Biotechnology - 1.5%
Incyte Corp. (a)(d)	355,000	5,232,700
PDL BioPharma, Inc.	1,835,000	9,064,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 6,290,960
ZIOPHARM Oncology, Inc. (a)(d)	952,000	5,554,920
		26,143,480
Health Care Equipment & Supplies - 4.2%
American Medical Systems Holdings, Inc. (a)	565,000	11,028,800
Cooper Companies, Inc.	303,000	17,374,020
Integra LifeSciences Holdings Corp. (a)	417,400	19,359,012
STRATEC Biomedical Systems AG	265,000	11,507,540
Wright Medical Group, Inc. (a)	1,020,000	15,157,200
		74,426,572
Health Care Providers & Services - 5.2%
Accretive Health, Inc.	153,897	2,791,692
Air Methods Corp. (a)	345,000	17,677,800
Catalyst Health Solutions, Inc. (a)	215,000	9,331,000
Corvel Corp. (a)	259,100	13,079,368
Hanger Orthopedic Group, Inc. (a)	906,900	18,636,795
MWI Veterinary Supply, Inc. (a)	250,000	15,540,000
Synergy Health PLC	1,145,411	16,226,573
		93,283,228
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	175,800	9,124,020
Life Sciences Tools & Services - 3.3%
Bruker BioSciences Corp. (a)	790,000	13,825,000
PAREXEL International Corp. (a)	550,000	12,765,500
PerkinElmer, Inc.	825,000	21,103,500
QIAGEN NV (a)(d)	636,000	11,734,200
		59,428,200
Pharmaceuticals - 3.1%
Ardea Biosciences, Inc. (a)	249,263	6,610,455
Auxilium Pharmaceuticals, Inc. (a)(d)	233,935	5,307,985
Cadence Pharmaceuticals, Inc. (a)(d)	812,693	6,310,561
Cardiome Pharma Corp. (a)	1,025,000	6,450,405
Hikma Pharmaceuticals PLC	994,983	12,812,661
Jazz Pharmaceuticals, Inc. (a)	341,000	7,624,760
Questcor Pharmaceuticals, Inc. (a)	730,000	11,285,800
		56,402,627
TOTAL HEALTH CARE		318,808,127
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 20.9%
Aerospace & Defense - 4.2%
DigitalGlobe, Inc. (a)	286,000	$ 8,783,060
Esterline Technologies Corp. (a)	329,000	23,418,220
Teledyne Technologies, Inc. (a)	442,000	20,911,020
Triumph Group, Inc.	229,000	21,990,870
		75,103,170
Building Products - 0.9%
A.O. Smith Corp.	25,500	1,091,655
Armstrong World Industries, Inc.	364,000	14,782,040
		15,873,695
Commercial Services & Supplies - 3.4%
Prosegur Compania de Seguridad SA (Reg.)	308,000	17,920,210
Schawk, Inc. Class A	590,589	10,772,343
The Geo Group, Inc. (a)	688,000	16,353,760
Waste Connections, Inc.	556,500	16,121,805
		61,168,118
Construction & Engineering - 2.6%
Foster Wheeler Ag (a)	490,000	18,036,900
KBR, Inc.	610,100	19,584,210
Orion Marine Group, Inc. (a)	780,000	9,141,600
		46,762,710
Electrical Equipment - 4.2%
Acuity Brands, Inc. (d)	323,500	17,857,200
GrafTech International Ltd. (a)	38,200	802,200
Regal-Beloit Corp.	324,000	21,623,760
Satcon Technology Corp. (a)(d)	1,430,000	6,935,500
Zumtobel AG	918,000	26,812,589
		74,031,249
Machinery - 2.0%
Blount International, Inc. (a)	965,000	14,484,650
Commercial Vehicle Group, Inc. (a)	831,153	13,414,809
SmartHeat, Inc. (a)(d)	1,625,000	7,735,000
		35,634,459
Road & Rail - 0.5%
Contrans Group, Inc. Class A	968,600	9,772,111
Trading Companies & Distributors - 3.1%
Interline Brands, Inc. (a)	590,000	12,525,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	980,786	$ 18,703,589
WESCO International, Inc. (a)	416,000	23,316,800
		54,546,089
TOTAL INDUSTRIALS		372,891,601
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.0%
Adtran, Inc.	520,200	21,395,826
DG FastChannel, Inc. (a)	527,329	14,454,088
NETGEAR, Inc. (a)	681,392	23,613,640
Polycom, Inc. (a)	250,000	10,962,500
		70,426,054
Computers & Peripherals - 2.5%
Super Micro Computer, Inc. (a)	1,139,000	16,031,425
Synaptics, Inc. (a)(d)	686,000	19,523,560
Wincor Nixdorf AG (d)	122,400	9,345,134
		44,900,119
Electronic Equipment & Components - 4.7%
Avnet, Inc. (a)	401,900	14,315,678
Electro Scientific Industries, Inc. (a)	550,660	9,179,502
Insight Enterprises, Inc. (a)	947,400	13,187,808
Jabil Circuit, Inc.	1,048,000	21,180,080
OSI Systems, Inc. (a)	310,000	11,776,900
SYNNEX Corp. (a)	432,800	14,451,192
		84,091,160
Internet Software & Services - 6.2%
Digital River, Inc. (a)	461,000	14,632,140
j2 Global Communications, Inc. (a)	667,500	18,423,000
LivePerson, Inc. (a)	800,000	8,776,000
Perficient, Inc. (a)(e)	1,658,502	19,387,888
Rackspace Hosting, Inc. (a)(d)	715,000	23,959,650
Sohu.com, Inc. (a)(d)	210,000	16,291,800
Travelzoo, Inc. (a)(d)	205,000	9,635,000
		111,105,478
IT Services - 2.9%
Heartland Payment Systems, Inc.	564,300	8,915,940
Online Resources Corp. (a)	1,000,000	6,720,000
Virtusa Corp. (a)	550,040	8,855,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WNS Holdings Ltd. sponsored ADR (a)	613,457	$ 6,656,008
Wright Express Corp. (a)	420,000	19,874,400
		51,021,992
Semiconductors & Semiconductor Equipment - 4.7%
Ceva, Inc. (a)	366,600	8,860,722
Entegris, Inc. (a)	2,060,000	15,759,000
Hittite Microwave Corp. (a)	183,821	10,988,819
International Rectifier Corp. (a)	445,000	14,253,350
Microsemi Corp. (a)	922,000	20,735,780
Standard Microsystems Corp. (a)	582,000	13,997,100
		84,594,771
Software - 5.3%
ebix.com, Inc. (a)(d)	857,910	19,345,871
Informatica Corp. (a)	256,000	11,878,400
Radiant Systems, Inc. (a)	520,000	9,490,000
Solera Holdings, Inc.	387,000	20,251,710
Taleo Corp. Class A (a)	411,039	12,109,209
TIBCO Software, Inc. (a)	980,000	21,540,400
		94,615,590
TOTAL INFORMATION TECHNOLOGY		540,755,164
MATERIALS - 2.6%
Chemicals - 1.0%
Solutia, Inc. (a)	737,000	17,260,540
Metals & Mining - 1.6%
Carpenter Technology Corp.	382,000	15,719,300
MacArthur Coal Ltd.	1,125,000	13,991,562
		29,710,862
TOTAL MATERIALS		46,971,402
TOTAL COMMON STOCKS (Cost $1,409,945,299)		1,740,446,997
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	57,670,775	$ 57,670,775
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	111,324,106	111,324,106
TOTAL MONEY MARKET FUNDS (Cost $168,994,881)		168,994,881
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,578,940,180)		1,909,441,878
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(124,704,357)
NET ASSETS - 100%		$ 1,784,737,521
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,191
Fidelity Securities Lending Cash Central Fund	712,773
Total	$ 770,964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 12,651,852	$ 3,152,679	$ -	$ 351,475	$ 17,004,952
Online Resources Corp.	7,777,946	567,018	6,262,212	-	-
Perficient, Inc.	13,394,542	1,019,485	-	-	19,387,888
Total	$ 33,824,340	$ 4,739,182	$ 6,262,212	$ 351,475	$ 36,392,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Germany	3.0%
United Kingdom	2.3%
Canada	1.6%
Austria	1.5%
Switzerland	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $193,259,144 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,155,196) - See accompanying schedule: Unaffiliated issuers (cost $1,378,896,886)	$ 1,704,054,157
Fidelity Central Funds (cost $168,994,881)	168,994,881
Other affiliated issuers (cost $31,048,413)	36,392,840
Total Investments (cost $1,578,940,180)		$ 1,909,441,878
Cash		947,440
Receivable for investments sold Regular delivery		32,087,568
Delayed delivery		284,956
Receivable for fund shares sold		2,483,180
Dividends receivable		412,279
Distributions receivable from Fidelity Central Funds		112,513
Prepaid expenses		3,666
Other receivables		72,424
Total assets		1,945,845,904

Liabilities
Payable for investments purchased	$ 46,858,374
Payable for fund shares redeemed	1,564,288
Accrued management fee	890,730
Distribution and service plan fees payable	49,425
Other affiliated payables	383,641
Other payables and accrued expenses	37,819
Collateral on securities loaned, at value	111,324,106
Total liabilities		161,108,383

Net Assets		$ 1,784,737,521
Net Assets consist of:
Paid in capital		$ 1,589,038,001
Distributions in excess of net investment income		(2,725,911)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,058,641)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,484,072
Net Assets		$ 1,784,737,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,543,540 ÷ 4,161,930 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($29,679,829 ÷ 1,929,148 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($5,645,925 ÷ 375,688 shares)A	$ 15.03

Class C: Net Asset Value and offering price per share ($22,528,130 ÷ 1,501,755 shares)A	$ 15.00

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,407,637,787 ÷ 89,678,415 shares)	$ 15.70

Class F: Net Asset Value, offering price and redemption price per share ($219,323,472 ÷ 13,919,887 shares)	$ 15.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,378,838 ÷ 2,249,626 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $351,475 earned from other affiliated issuers)		$ 4,793,415
Special dividends		2,295,657
Interest		19
Income from Fidelity Central Funds (including $712,773 from security lending)		770,964
Total income		7,860,055

Expenses
Management fee Basic fee	$ 5,633,355
Performance adjustment	(599,191)
Transfer agent fees	1,954,108
Distribution and service plan fees	263,004
Accounting and security lending fees	254,287
Custodian fees and expenses	33,879
Independent trustees' compensation	4,330
Registration fees	81,635
Audit	30,578
Legal	4,566
Miscellaneous	7,526
Total expenses before reductions	7,668,077
Expense reductions	(95,367)	7,572,710
Net investment income (loss)		287,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,037,600
Other affiliated issuers	40,689
Foreign currency transactions	28,040
Total net realized gain (loss)		68,106,329
Change in net unrealized appreciation (depreciation) on: Investment securities	255,465,390
Assets and liabilities in foreign currencies	(16,040)
Total change in net unrealized appreciation (depreciation)		255,449,350
Net gain (loss)		323,555,679
Net increase (decrease) in net assets resulting from operations		$ 323,843,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 287,345	$ (4,269,128)
Net realized gain (loss)	68,106,329	242,038,859
Change in net unrealized appreciation (depreciation)	255,449,350	(34,116,702)
Net increase (decrease) in net assets resulting from operations	323,843,024	203,653,029
Distributions to shareholders from net investment income	(3,013,256)	-
Share transactions - net increase (decrease)	28,651,309	46,578,163
Redemption fees	63,757	232,258
Total increase (decrease) in net assets	349,544,834	250,463,450

Net Assets
Beginning of period	1,435,192,687	1,184,729,237
End of period (including distributions in excess of net investment income of $2,725,911 and $0, respectively)	$ 1,784,737,521	$ 1,435,192,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	(.06)	(.11)	(.12) J	(.10) K
Net realized and unrealized gain (loss)	2.88	1.94	(2.35)	(1.73)	3.39	.18
Total from investment operations	2.86	1.87	(2.41)	(1.84)	3.27	.08
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.02)	(.09)	(.16)
Total distributions	(.01)	-	-	(1.02)	(.09)	(.16)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.51	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Total Return B, C, D	22.59%	17.33%	(18.26)%	(12.26)%	25.52%	.70%
Ratios to Average Net Assets F, L
Expenses before reductions	1.23% A	1.35%	1.33%	1.40%	1.44%	1.53%
Expenses net of fee waivers, if any	1.23% A	1.35%	1.33%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.22% A	1.34%	1.33%	1.39%	1.39%	1.35%
Net investment income (loss)	(.23)% A, H	(.56)% I	(.64)%	(.74)%	(.80)% J	(.79)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,544	$ 50,620	$ 40,211	$ 42,187	$ 33,588	$ 18,104
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011 (Unaudited)	Years ended July 31,
		2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.10) I	(.09)	(.15)	(.16) J	(.14) K
Net realized and unrealized gain (loss)	2.84	1.93	(2.34)	(1.73)	3.38	.19
Total from investment operations	2.81	1.83	(2.43)	(1.88)	3.22	.05
Distributions from net realized gain	-	-	-	(.96)	(.07)	(.13)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.38	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Total Return B, C, D	22.35%	17.04%	(18.45)%	(12.50)%	25.18%	.48%
Ratios to Average Net Assets F, L
Expenses before reductions	1.49% A	1.61%	1.60%	1.65%	1.67%	1.73%
Expenses net of fee waivers, if any	1.49% A	1.61%	1.60%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.48% A	1.60%	1.59%	1.65%	1.65%	1.60%
Net investment income (loss)	(.49)% A, H	(.82)% I	(.91)%	(.99)%	(1.05)% J	(1.04)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,680	$ 23,930	$ 21,533	$ 21,754	$ 26,419	$ 19,205
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.80	1.89	(2.33)	(1.71)	3.36	.19
Total from investment operations	2.73	1.73	(2.46)	(1.93)	3.13	(.01)
Distributions from net realized gain	-	-	-	(.89)	(.06)	(.09)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.03	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Total Return B, C, D	22.20%	16.37%	(18.88)%	(12.92)%	24.57%	(.03)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.28%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.98% A	2.09%	2.08%	2.15%	2.15%	2.10%
Net investment income (loss)	(.99)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,646	$ 5,142	$ 4,171	$ 5,517	$ 6,242	$ 5,191
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.79	1.89	(2.32)	(1.71)	3.36	.18
Total from investment operations	2.72	1.73	(2.45)	(1.93)	3.13	(.02)
Distributions from net realized gain	-	-	-	(.91)	(.06)	(.10)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.00	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Total Return B, C, D	22.15%	16.40%	(18.85)%	(12.94)%	24.59%	(.08)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.25%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.97% A	2.09%	2.07%	2.14%	2.14%	2.10%
Net investment income (loss)	(.98)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,528	$ 18,091	$ 14,267	$ 15,946	$ 22,348	$ 14,682
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Income from Invest- ment Operations
Net investment income (loss) D	- G, L	(.04) H	(.04)	(.07)	(.08) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.96	(2.36)	(1.74)	3.40	.19
Total from invest- ment operations	2.92	1.92	(2.40)	(1.81)	3.32	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.10)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.10)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.70	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Total Return B, C	22.77%	17.63%	(18.06)%	(11.98)%	25.84%	1.01%
Ratios to Average Net Assets E, K
Expenses before reductions	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of fee waivers, if any	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of all reductions	.95% A	1.07%	1.08%	1.10%	1.09%	1.08%
Net investment income (loss)	.04% A, G	(.29)% H	(.39)%	(.45)%	(.50)% I	(.52)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,407,638	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.02 G	- H, K	(.01)
Net realized and unrealized gain (loss)	2.93	1.95	.88
Total from investment operations	2.95	1.95	.87
Distributions from net investment income	(.04)	-	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.76	$ 12.85	$ 10.90
Total Return B, C	22.99%	17.89%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.69% A	.78%	.74% A
Expenses net of fee waivers, if any	.69% A	.78%	.74% A
Expenses net of all reductions	.67% A	.77%	.73% A
Net investment income (loss)	.32% A, G	-% H, L	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,323	$ 106,941	$ 159
Portfolio turnover rate F	105% A	105%	150%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03)	(.06)	(.07) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.95	(2.36)	(1.74)	3.41	.19
Total from investment operations	2.93	1.92	(2.39)	(1.80)	3.34	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.11)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.11)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.73	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Total Return B, C	22.82%	17.60%	(17.97)%	(11.93)%	25.99%	.97%
Ratios to Average Net Assets E, K
Expenses before reductions	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of fee waivers, if any	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of all reductions	.92% A	1.02%	1.04%	1.03%	1.05%	1.05%
Net investment income (loss)	.07% A, G	(.24)% H	(.36)%	(.38)%	(.46)% I	(.49)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,379	$ 25,650	$ 19,204	$ 22,444	$ 18,671	$ 14,233
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 366,716,541
Gross unrealized depreciation	(38,971,254)
Net unrealized appreciation (depreciation) on securities and other investments	$ 327,745,287
Tax cost	$ 1,581,696,591

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,801,748 and $797,738,950, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,917	$ 1,098
Class T	.25%	.25%	66,052	-
Class B	.75%	.25%	26,790	20,092
Class C	.75%	.25%	100,245	21,044
			$ 263,004	$ 42,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,332
Class T	3,171
Class B*	6,147
Class C*	1,087
$ 22,737

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 83,160.30
Class T	40,390.31
Class B	8,029.30
Class C	29,847.30
Small Cap Growth	1,756,279.27
Institutional Class	36,403.24
	$ 1,954,108

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,257 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,762 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10,923 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,294 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 40,130	$ -
Small Cap Growth	2,420,021	-
Class F	492,928	-
Institutional Class	60,177	-
Total	$ 3,013,256	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	764,130	1,755,238	$ 11,076,073	$ 21,749,463
Reinvestment of distributions	2,323	-	36,172	-
Shares redeemed	(603,687)	(1,481,231)	(8,353,556)	(17,861,442)
Net increase (decrease)	162,766	274,007	$ 2,758,689	$ 3,888,021
Class T
Shares sold	213,378	492,575	$ 3,087,540	$ 6,056,365
Shares redeemed	(188,690)	(592,408)	(2,617,750)	(7,232,100)
Net increase (decrease)	24,688	(99,833)	$ 469,790	$ (1,175,735)
Class B
Shares sold	16,102	117,304	$ 220,360	$ 1,414,923
Shares redeemed	(58,289)	(93,928)	(782,302)	(1,126,513)
Net increase (decrease)	(42,187)	23,376	$ (561,942)	$ 288,410
Class C
Shares sold	198,319	479,633	$ 2,791,818	$ 5,791,649
Shares redeemed	(169,540)	(358,550)	(2,317,915)	(4,319,904)
Net increase (decrease)	28,779	121,083	$ 473,903	$ 1,471,745
Small Cap Growth
Shares sold	10,469,007	22,893,960	$ 154,440,881	$ 285,679,819
Reinvestment of distributions	153,921	-	2,384,002	-
Shares redeemed	(15,012,486)	(28,450,958)	(215,920,511)	(351,525,118)
Net increase (decrease)	(4,389,558)	(5,556,998)	$ (59,095,628)	$ (65,845,299)
Class F
Shares sold	6,401,675	8,663,528	$ 92,775,683	$ 109,176,128
Reinvestment of distributions	31,816	-	492,928	-
Shares redeemed	(834,316)	(357,394)	(12,381,198)	(4,690,130)
Net increase (decrease)	5,599,175	8,306,134	$ 80,887,413	$ 104,485,998
Institutional Class
Shares sold	511,815	1,109,901	$ 7,483,930	$ 14,013,757
Reinvestment of distributions	2,532	-	39,301	-
Shares redeemed	(263,779)	(871,545)	(3,804,147)	(10,548,734)
Net increase (decrease)	250,568	238,356	$ 3,719,084	$ 3,465,023

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCP-USAN-0311
1.803716.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.23%
Actual		$ 1,000.00	$ 1,225.90	$ 6.90
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.26
Class T	1.49%
Actual		$ 1,000.00	$ 1,223.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class B	1.99%
Actual		$ 1,000.00	$ 1,222.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,221.50	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.96%
Actual		$ 1,000.00	$ 1,227.70	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89
Class F	.69%
Actual		$ 1,000.00	$ 1,229.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,228.20	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Zumtobel AG	1.5	1.1
Rackspace Hosting, Inc.	1.4	0.8
NETGEAR, Inc.	1.4	1.1
Esterline Technologies Corp.	1.3	0.8
WESCO International, Inc.	1.3	0.0
Petroleum Development Corp.	1.3	0.0
Triumph Group, Inc.	1.2	1.1
Regal-Beloit Corp.	1.2	0.9
TIBCO Software, Inc.	1.2	0.0
Adtran, Inc.	1.2	1.1
	13.0
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	27.1
Industrials	20.9	18.5
Health Care	17.8	20.6
Consumer Discretionary	16.1	17.8
Energy	3.8	2.4
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *		As of July 31, 2010 **
	Stocks 97.5%		Stocks 95.2%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	13.8%	** Foreign investments	16.2%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.4%
ElringKlinger AG	400,000	$ 12,786,460
Modine Manufacturing Co. (a)	730,095	12,046,568
		24,833,028
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	231,300	10,251,216
Hotels, Restaurants & Leisure - 1.2%
Life Time Fitness, Inc. (a)	223,000	8,893,240
Wyndham Worldwide Corp.	435,000	12,236,550
		21,129,790
Household Durables - 0.8%
Tempur-Pedic International, Inc. (a)	334,000	14,575,760
Multiline Retail - 0.7%
Dollarama, Inc. (a)	415,000	11,835,231
Specialty Retail - 5.7%
Citi Trends, Inc. (a)	495,000	11,335,500
Delticom AG	111,910	9,299,531
DSW, Inc. Class A (a)(d)	547,000	18,209,630
Jos. A. Bank Clothiers, Inc. (a)(d)	226,500	9,678,345
Sally Beauty Holdings, Inc. (a)	922,000	12,133,520
Signet Jewelers Ltd. (a)	376,400	15,989,472
Tom Tailor Holding AG	585,000	11,676,612
Tractor Supply Co.	283,000	14,520,730
		102,843,340
Textiles, Apparel & Luxury Goods - 5.7%
Fossil, Inc. (a)	227,000	16,128,350
G-III Apparel Group Ltd. (a)	370,300	12,919,767
Maidenform Brands, Inc. (a)	473,088	12,177,285
Phillips-Van Heusen Corp.	242,900	14,178,073
Steven Madden Ltd. (a)	400,000	15,268,000
Ted Baker PLC	1,265,609	13,277,260
Warnaco Group, Inc. (a)	340,000	17,367,200
		101,315,935
TOTAL CONSUMER DISCRETIONARY		286,784,300
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	265,000	9,805,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Calavo Growers, Inc. (d)(e)	736,783	$ 17,004,952
Darling International, Inc. (a)	675,000	9,146,250
		26,151,202
Personal Products - 1.6%
Inter Parfums, Inc.	1,007,000	17,964,880
USANA Health Sciences, Inc. (a)(d)	261,000	9,897,120
		27,862,000
TOTAL CONSUMER STAPLES		63,818,202
ENERGY - 3.8%
Energy Equipment & Services - 2.5%
Complete Production Services, Inc. (a)	400,000	11,176,000
Newpark Resources, Inc. (a)	2,479,000	14,824,420
Rowan Companies, Inc. (a)	556,000	19,059,680
		45,060,100
Oil, Gas & Consumable Fuels - 1.3%
Petroleum Development Corp. (a)	491,200	22,354,512
TOTAL ENERGY		67,414,612
FINANCIALS - 2.4%
Capital Markets - 0.4%
optionsXpress Holdings, Inc.	510,146	7,580,770
Commercial Banks - 1.3%
Banco Pine SA	216,300	1,801,743
CapitalSource, Inc.	1,545,000	11,927,400
Huntington Bancshares, Inc.	1,311,100	9,492,364
		23,221,507
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	715,200	12,201,312
TOTAL FINANCIALS		43,003,589
HEALTH CARE - 17.8%
Biotechnology - 1.5%
Incyte Corp. (a)(d)	355,000	5,232,700
PDL BioPharma, Inc.	1,835,000	9,064,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 6,290,960
ZIOPHARM Oncology, Inc. (a)(d)	952,000	5,554,920
		26,143,480
Health Care Equipment & Supplies - 4.2%
American Medical Systems Holdings, Inc. (a)	565,000	11,028,800
Cooper Companies, Inc.	303,000	17,374,020
Integra LifeSciences Holdings Corp. (a)	417,400	19,359,012
STRATEC Biomedical Systems AG	265,000	11,507,540
Wright Medical Group, Inc. (a)	1,020,000	15,157,200
		74,426,572
Health Care Providers & Services - 5.2%
Accretive Health, Inc.	153,897	2,791,692
Air Methods Corp. (a)	345,000	17,677,800
Catalyst Health Solutions, Inc. (a)	215,000	9,331,000
Corvel Corp. (a)	259,100	13,079,368
Hanger Orthopedic Group, Inc. (a)	906,900	18,636,795
MWI Veterinary Supply, Inc. (a)	250,000	15,540,000
Synergy Health PLC	1,145,411	16,226,573
		93,283,228
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	175,800	9,124,020
Life Sciences Tools & Services - 3.3%
Bruker BioSciences Corp. (a)	790,000	13,825,000
PAREXEL International Corp. (a)	550,000	12,765,500
PerkinElmer, Inc.	825,000	21,103,500
QIAGEN NV (a)(d)	636,000	11,734,200
		59,428,200
Pharmaceuticals - 3.1%
Ardea Biosciences, Inc. (a)	249,263	6,610,455
Auxilium Pharmaceuticals, Inc. (a)(d)	233,935	5,307,985
Cadence Pharmaceuticals, Inc. (a)(d)	812,693	6,310,561
Cardiome Pharma Corp. (a)	1,025,000	6,450,405
Hikma Pharmaceuticals PLC	994,983	12,812,661
Jazz Pharmaceuticals, Inc. (a)	341,000	7,624,760
Questcor Pharmaceuticals, Inc. (a)	730,000	11,285,800
		56,402,627
TOTAL HEALTH CARE		318,808,127
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 20.9%
Aerospace & Defense - 4.2%
DigitalGlobe, Inc. (a)	286,000	$ 8,783,060
Esterline Technologies Corp. (a)	329,000	23,418,220
Teledyne Technologies, Inc. (a)	442,000	20,911,020
Triumph Group, Inc.	229,000	21,990,870
		75,103,170
Building Products - 0.9%
A.O. Smith Corp.	25,500	1,091,655
Armstrong World Industries, Inc.	364,000	14,782,040
		15,873,695
Commercial Services & Supplies - 3.4%
Prosegur Compania de Seguridad SA (Reg.)	308,000	17,920,210
Schawk, Inc. Class A	590,589	10,772,343
The Geo Group, Inc. (a)	688,000	16,353,760
Waste Connections, Inc.	556,500	16,121,805
		61,168,118
Construction & Engineering - 2.6%
Foster Wheeler Ag (a)	490,000	18,036,900
KBR, Inc.	610,100	19,584,210
Orion Marine Group, Inc. (a)	780,000	9,141,600
		46,762,710
Electrical Equipment - 4.2%
Acuity Brands, Inc. (d)	323,500	17,857,200
GrafTech International Ltd. (a)	38,200	802,200
Regal-Beloit Corp.	324,000	21,623,760
Satcon Technology Corp. (a)(d)	1,430,000	6,935,500
Zumtobel AG	918,000	26,812,589
		74,031,249
Machinery - 2.0%
Blount International, Inc. (a)	965,000	14,484,650
Commercial Vehicle Group, Inc. (a)	831,153	13,414,809
SmartHeat, Inc. (a)(d)	1,625,000	7,735,000
		35,634,459
Road & Rail - 0.5%
Contrans Group, Inc. Class A	968,600	9,772,111
Trading Companies & Distributors - 3.1%
Interline Brands, Inc. (a)	590,000	12,525,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	980,786	$ 18,703,589
WESCO International, Inc. (a)	416,000	23,316,800
		54,546,089
TOTAL INDUSTRIALS		372,891,601
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.0%
Adtran, Inc.	520,200	21,395,826
DG FastChannel, Inc. (a)	527,329	14,454,088
NETGEAR, Inc. (a)	681,392	23,613,640
Polycom, Inc. (a)	250,000	10,962,500
		70,426,054
Computers & Peripherals - 2.5%
Super Micro Computer, Inc. (a)	1,139,000	16,031,425
Synaptics, Inc. (a)(d)	686,000	19,523,560
Wincor Nixdorf AG (d)	122,400	9,345,134
		44,900,119
Electronic Equipment & Components - 4.7%
Avnet, Inc. (a)	401,900	14,315,678
Electro Scientific Industries, Inc. (a)	550,660	9,179,502
Insight Enterprises, Inc. (a)	947,400	13,187,808
Jabil Circuit, Inc.	1,048,000	21,180,080
OSI Systems, Inc. (a)	310,000	11,776,900
SYNNEX Corp. (a)	432,800	14,451,192
		84,091,160
Internet Software & Services - 6.2%
Digital River, Inc. (a)	461,000	14,632,140
j2 Global Communications, Inc. (a)	667,500	18,423,000
LivePerson, Inc. (a)	800,000	8,776,000
Perficient, Inc. (a)(e)	1,658,502	19,387,888
Rackspace Hosting, Inc. (a)(d)	715,000	23,959,650
Sohu.com, Inc. (a)(d)	210,000	16,291,800
Travelzoo, Inc. (a)(d)	205,000	9,635,000
		111,105,478
IT Services - 2.9%
Heartland Payment Systems, Inc.	564,300	8,915,940
Online Resources Corp. (a)	1,000,000	6,720,000
Virtusa Corp. (a)	550,040	8,855,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WNS Holdings Ltd. sponsored ADR (a)	613,457	$ 6,656,008
Wright Express Corp. (a)	420,000	19,874,400
		51,021,992
Semiconductors & Semiconductor Equipment - 4.7%
Ceva, Inc. (a)	366,600	8,860,722
Entegris, Inc. (a)	2,060,000	15,759,000
Hittite Microwave Corp. (a)	183,821	10,988,819
International Rectifier Corp. (a)	445,000	14,253,350
Microsemi Corp. (a)	922,000	20,735,780
Standard Microsystems Corp. (a)	582,000	13,997,100
		84,594,771
Software - 5.3%
ebix.com, Inc. (a)(d)	857,910	19,345,871
Informatica Corp. (a)	256,000	11,878,400
Radiant Systems, Inc. (a)	520,000	9,490,000
Solera Holdings, Inc.	387,000	20,251,710
Taleo Corp. Class A (a)	411,039	12,109,209
TIBCO Software, Inc. (a)	980,000	21,540,400
		94,615,590
TOTAL INFORMATION TECHNOLOGY		540,755,164
MATERIALS - 2.6%
Chemicals - 1.0%
Solutia, Inc. (a)	737,000	17,260,540
Metals & Mining - 1.6%
Carpenter Technology Corp.	382,000	15,719,300
MacArthur Coal Ltd.	1,125,000	13,991,562
		29,710,862
TOTAL MATERIALS		46,971,402
TOTAL COMMON STOCKS (Cost $1,409,945,299)		1,740,446,997
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	57,670,775	$ 57,670,775
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	111,324,106	111,324,106
TOTAL MONEY MARKET FUNDS (Cost $168,994,881)		168,994,881
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,578,940,180)		1,909,441,878
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(124,704,357)
NET ASSETS - 100%		$ 1,784,737,521
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,191
Fidelity Securities Lending Cash Central Fund	712,773
Total	$ 770,964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 12,651,852	$ 3,152,679	$ -	$ 351,475	$ 17,004,952
Online Resources Corp.	7,777,946	567,018	6,262,212	-	-
Perficient, Inc.	13,394,542	1,019,485	-	-	19,387,888
Total	$ 33,824,340	$ 4,739,182	$ 6,262,212	$ 351,475	$ 36,392,840
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Germany	3.0%
United Kingdom	2.3%
Canada	1.6%
Austria	1.5%
Switzerland	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $193,259,144 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,155,196) - See accompanying schedule: Unaffiliated issuers (cost $1,378,896,886)	$ 1,704,054,157
Fidelity Central Funds (cost $168,994,881)	168,994,881
Other affiliated issuers (cost $31,048,413)	36,392,840
Total Investments (cost $1,578,940,180)		$ 1,909,441,878
Cash		947,440
Receivable for investments sold Regular delivery		32,087,568
Delayed delivery		284,956
Receivable for fund shares sold		2,483,180
Dividends receivable		412,279
Distributions receivable from Fidelity Central Funds		112,513
Prepaid expenses		3,666
Other receivables		72,424
Total assets		1,945,845,904

Liabilities
Payable for investments purchased	$ 46,858,374
Payable for fund shares redeemed	1,564,288
Accrued management fee	890,730
Distribution and service plan fees payable	49,425
Other affiliated payables	383,641
Other payables and accrued expenses	37,819
Collateral on securities loaned, at value	111,324,106
Total liabilities		161,108,383

Net Assets		$ 1,784,737,521
Net Assets consist of:
Paid in capital		$ 1,589,038,001
Distributions in excess of net investment income		(2,725,911)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,058,641)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,484,072
Net Assets		$ 1,784,737,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,543,540 ÷ 4,161,930 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($29,679,829 ÷ 1,929,148 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($5,645,925 ÷ 375,688 shares)A	$ 15.03

Class C: Net Asset Value and offering price per share ($22,528,130 ÷ 1,501,755 shares)A	$ 15.00

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,407,637,787 ÷ 89,678,415 shares)	$ 15.70

Class F: Net Asset Value, offering price and redemption price per share ($219,323,472 ÷ 13,919,887 shares)	$ 15.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,378,838 ÷ 2,249,626 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $351,475 earned from other affiliated issuers)		$ 4,793,415
Special dividends		2,295,657
Interest		19
Income from Fidelity Central Funds (including $712,773 from security lending)		770,964
Total income		7,860,055

Expenses
Management fee Basic fee	$ 5,633,355
Performance adjustment	(599,191)
Transfer agent fees	1,954,108
Distribution and service plan fees	263,004
Accounting and security lending fees	254,287
Custodian fees and expenses	33,879
Independent trustees' compensation	4,330
Registration fees	81,635
Audit	30,578
Legal	4,566
Miscellaneous	7,526
Total expenses before reductions	7,668,077
Expense reductions	(95,367)	7,572,710
Net investment income (loss)		287,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,037,600
Other affiliated issuers	40,689
Foreign currency transactions	28,040
Total net realized gain (loss)		68,106,329
Change in net unrealized appreciation (depreciation) on: Investment securities	255,465,390
Assets and liabilities in foreign currencies	(16,040)
Total change in net unrealized appreciation (depreciation)		255,449,350
Net gain (loss)		323,555,679
Net increase (decrease) in net assets resulting from operations		$ 323,843,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 287,345	$ (4,269,128)
Net realized gain (loss)	68,106,329	242,038,859
Change in net unrealized appreciation (depreciation)	255,449,350	(34,116,702)
Net increase (decrease) in net assets resulting from operations	323,843,024	203,653,029
Distributions to shareholders from net investment income	(3,013,256)	-
Share transactions - net increase (decrease)	28,651,309	46,578,163
Redemption fees	63,757	232,258
Total increase (decrease) in net assets	349,544,834	250,463,450

Net Assets
Beginning of period	1,435,192,687	1,184,729,237
End of period (including distributions in excess of net investment income of $2,725,911 and $0, respectively)	$ 1,784,737,521	$ 1,435,192,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	(.06)	(.11)	(.12) J	(.10) K
Net realized and unrealized gain (loss)	2.88	1.94	(2.35)	(1.73)	3.39	.18
Total from investment operations	2.86	1.87	(2.41)	(1.84)	3.27	.08
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.02)	(.09)	(.16)
Total distributions	(.01)	-	-	(1.02)	(.09)	(.16)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.51	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Total Return B, C, D	22.59%	17.33%	(18.26)%	(12.26)%	25.52%	.70%
Ratios to Average Net Assets F, L
Expenses before reductions	1.23% A	1.35%	1.33%	1.40%	1.44%	1.53%
Expenses net of fee waivers, if any	1.23% A	1.35%	1.33%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.22% A	1.34%	1.33%	1.39%	1.39%	1.35%
Net investment income (loss)	(.23)% A, H	(.56)% I	(.64)%	(.74)%	(.80)% J	(.79)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,544	$ 50,620	$ 40,211	$ 42,187	$ 33,588	$ 18,104
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011 (Unaudited)	Years ended July 31,
		2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.10) I	(.09)	(.15)	(.16) J	(.14) K
Net realized and unrealized gain (loss)	2.84	1.93	(2.34)	(1.73)	3.38	.19
Total from investment operations	2.81	1.83	(2.43)	(1.88)	3.22	.05
Distributions from net realized gain	-	-	-	(.96)	(.07)	(.13)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.38	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Total Return B, C, D	22.35%	17.04%	(18.45)%	(12.50)%	25.18%	.48%
Ratios to Average Net Assets F, L
Expenses before reductions	1.49% A	1.61%	1.60%	1.65%	1.67%	1.73%
Expenses net of fee waivers, if any	1.49% A	1.61%	1.60%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.48% A	1.60%	1.59%	1.65%	1.65%	1.60%
Net investment income (loss)	(.49)% A, H	(.82)% I	(.91)%	(.99)%	(1.05)% J	(1.04)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,680	$ 23,930	$ 21,533	$ 21,754	$ 26,419	$ 19,205
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.80	1.89	(2.33)	(1.71)	3.36	.19
Total from investment operations	2.73	1.73	(2.46)	(1.93)	3.13	(.01)
Distributions from net realized gain	-	-	-	(.89)	(.06)	(.09)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.03	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Total Return B, C, D	22.20%	16.37%	(18.88)%	(12.92)%	24.57%	(.03)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.28%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.98% A	2.09%	2.08%	2.15%	2.15%	2.10%
Net investment income (loss)	(.99)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,646	$ 5,142	$ 4,171	$ 5,517	$ 6,242	$ 5,191
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.16) I	(.13)	(.22)	(.23) J	(.20) K
Net realized and unrealized gain (loss)	2.79	1.89	(2.32)	(1.71)	3.36	.18
Total from investment operations	2.72	1.73	(2.45)	(1.93)	3.13	(.02)
Distributions from net realized gain	-	-	-	(.91)	(.06)	(.10)
Redemption fees added to paid in capital E	- M	- M	- M	- M	- M	.01
Net asset value, end of period	$ 15.00	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Total Return B, C, D	22.15%	16.40%	(18.85)%	(12.94)%	24.59%	(.08)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.99% A	2.11%	2.08%	2.15%	2.20%	2.25%
Expenses net of fee waivers, if any	1.99% A	2.11%	2.08%	2.15%	2.15%	2.15%
Expenses net of all reductions	1.97% A	2.09%	2.07%	2.14%	2.14%	2.10%
Net investment income (loss)	(.98)% A, H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J	(1.54)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,528	$ 18,091	$ 14,267	$ 15,946	$ 22,348	$ 14,682
Portfolio turnover rate G	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.27)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Income from Invest- ment Operations
Net investment income (loss) D	- G, L	(.04) H	(.04)	(.07)	(.08) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.96	(2.36)	(1.74)	3.40	.19
Total from invest- ment operations	2.92	1.92	(2.40)	(1.81)	3.32	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.10)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.10)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.70	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Total Return B, C	22.77%	17.63%	(18.06)%	(11.98)%	25.84%	1.01%
Ratios to Average Net Assets E, K
Expenses before reductions	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of fee waivers, if any	.96% A	1.08%	1.08%	1.11%	1.10%	1.13%
Expenses net of all reductions	.95% A	1.07%	1.08%	1.10%	1.09%	1.08%
Net investment income (loss)	.04% A, G	(.29)% H	(.39)%	(.45)%	(.50)% I	(.52)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,407,638	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.02 G	- H, K	(.01)
Net realized and unrealized gain (loss)	2.93	1.95	.88
Total from investment operations	2.95	1.95	.87
Distributions from net investment income	(.04)	-	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.76	$ 12.85	$ 10.90
Total Return B, C	22.99%	17.89%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.69% A	.78%	.74% A
Expenses net of fee waivers, if any	.69% A	.78%	.74% A
Expenses net of all reductions	.67% A	.77%	.73% A
Net investment income (loss)	.32% A, G	-% H, L	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,323	$ 106,941	$ 159
Portfolio turnover rate F	105% A	105%	150%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03)	(.06)	(.07) I	(.07) J
Net realized and unrealized gain (loss)	2.92	1.95	(2.36)	(1.74)	3.41	.19
Total from investment operations	2.93	1.92	(2.39)	(1.80)	3.34	.12
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(1.05)	(.11)	(.18)
Total distributions	(.03)	-	-	(1.05)	(.11)	(.18)
Redemption fees added to paid in capital D	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 15.73	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Total Return B, C	22.82%	17.60%	(17.97)%	(11.93)%	25.99%	.97%
Ratios to Average Net Assets E, K
Expenses before reductions	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of fee waivers, if any	.93% A	1.03%	1.05%	1.04%	1.05%	1.10%
Expenses net of all reductions	.92% A	1.02%	1.04%	1.03%	1.05%	1.05%
Net investment income (loss)	.07% A, G	(.24)% H	(.36)%	(.38)%	(.46)% I	(.49)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,379	$ 25,650	$ 19,204	$ 22,444	$ 18,671	$ 14,233
Portfolio turnover rate F	105% A	105%	150%	113%	91%	129%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 366,716,541
Gross unrealized depreciation	(38,971,254)
Net unrealized appreciation (depreciation) on securities and other investments	$ 327,745,287
Tax cost	$ 1,581,696,591

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $854,801,748 and $797,738,950, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,917	$ 1,098
Class T	.25%	.25%	66,052	-
Class B	.75%	.25%	26,790	20,092
Class C	.75%	.25%	100,245	21,044
			$ 263,004	$ 42,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,332
Class T	3,171
Class B*	6,147
Class C*	1,087
$ 22,737

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 83,160.30
Class T	40,390.31
Class B	8,029.30
Class C	29,847.30
Small Cap Growth	1,756,279.27
Institutional Class	36,403.24
	$ 1,954,108

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,257 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,762 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10,923 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,294 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 40,130	$ -
Small Cap Growth	2,420,021	-
Class F	492,928	-
Institutional Class	60,177	-
Total	$ 3,013,256	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	764,130	1,755,238	$ 11,076,073	$ 21,749,463
Reinvestment of distributions	2,323	-	36,172	-
Shares redeemed	(603,687)	(1,481,231)	(8,353,556)	(17,861,442)
Net increase (decrease)	162,766	274,007	$ 2,758,689	$ 3,888,021
Class T
Shares sold	213,378	492,575	$ 3,087,540	$ 6,056,365
Shares redeemed	(188,690)	(592,408)	(2,617,750)	(7,232,100)
Net increase (decrease)	24,688	(99,833)	$ 469,790	$ (1,175,735)
Class B
Shares sold	16,102	117,304	$ 220,360	$ 1,414,923
Shares redeemed	(58,289)	(93,928)	(782,302)	(1,126,513)
Net increase (decrease)	(42,187)	23,376	$ (561,942)	$ 288,410
Class C
Shares sold	198,319	479,633	$ 2,791,818	$ 5,791,649
Shares redeemed	(169,540)	(358,550)	(2,317,915)	(4,319,904)
Net increase (decrease)	28,779	121,083	$ 473,903	$ 1,471,745
Small Cap Growth
Shares sold	10,469,007	22,893,960	$ 154,440,881	$ 285,679,819
Reinvestment of distributions	153,921	-	2,384,002	-
Shares redeemed	(15,012,486)	(28,450,958)	(215,920,511)	(351,525,118)
Net increase (decrease)	(4,389,558)	(5,556,998)	$ (59,095,628)	$ (65,845,299)
Class F
Shares sold	6,401,675	8,663,528	$ 92,775,683	$ 109,176,128
Reinvestment of distributions	31,816	-	492,928	-
Shares redeemed	(834,316)	(357,394)	(12,381,198)	(4,690,130)
Net increase (decrease)	5,599,175	8,306,134	$ 80,887,413	$ 104,485,998
Institutional Class
Shares sold	511,815	1,109,901	$ 7,483,930	$ 14,013,757
Reinvestment of distributions	2,532	-	39,301	-
Shares redeemed	(263,779)	(871,545)	(3,804,147)	(10,548,734)
Net increase (decrease)	250,568	238,356	$ 3,719,084	$ 3,465,023

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCPI-USAN-0311
1.803724.107

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.20	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.68%
Actual		$ 1,000.00	$ 1,174.20	$ 9.21
Hypothetical A		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.90	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Small Cap Value	1.15%
Actual		$ 1,000.00	$ 1,177.80	$ 6.31
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85
Class F	.89%
Actual		$ 1,000.00	$ 1,179.90	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,177.70	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Berry Petroleum Co. Class A	3.4	2.7
Superior Energy Services, Inc.	3.3	3.0
WESCO International, Inc.	3.3	3.1
DCT Industrial Trust, Inc.	2.7	2.2
TCF Financial Corp.	2.8	2.5
HNI Corp.	2.7	2.6
Platinum Underwriters Holdings Ltd.	2.7	3.1
Astoria Financial Corp.	2.6	2.7
UGI Corp.	2.6	2.5
Aspen Insurance Holdings Ltd.	2.4	2.3
	28.5
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.0	37.8
Industrials	13.0	12.8
Consumer Discretionary	10.7	11.5
Information Technology	9.2	8.3
Health Care	7.1	6.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.1%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.9%	** Foreign investments	10.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 2.5%
Matthews International Corp. Class A	740,187	$ 26,232,227
Regis Corp.	2,345,882	39,316,982
		65,549,209
Household Durables - 4.9%
M.D.C. Holdings, Inc.	1,224,300	37,843,113
Meritage Homes Corp. (a)	1,536,160	35,270,234
Ryland Group, Inc.	2,153,837	38,338,299
Tempur-Pedic International, Inc. (a)	400,000	17,456,000
		128,907,646
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	26,973,577
Tsutsumi Jewelry Co. Ltd.	791,400	21,501,243
		48,474,820
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	26,402,227
TOTAL CONSUMER DISCRETIONARY		269,333,902
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	1,390,000	61,076,600
Ingles Markets, Inc. Class A	717,153	13,891,254
		74,967,854
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	2,000,000	30,840,000
TOTAL CONSUMER STAPLES		105,807,854
ENERGY - 6.7%
Energy Equipment & Services - 3.3%
Superior Energy Services, Inc. (a)	2,441,700	85,752,504
Oil, Gas & Consumable Fuels - 3.4%
Berry Petroleum Co. Class A	1,950,000	91,006,502
TOTAL ENERGY		176,759,006
FINANCIALS - 36.3%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	2,080,000	30,908,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)(e)	2,062,291	$ 14,374,168
Waddell & Reed Financial, Inc. Class A	1,310,000	47,317,200
		92,600,168
Commercial Banks - 11.2%
Associated Banc-Corp.	3,832,650	53,580,447
CapitalSource, Inc.	6,515,270	50,297,884
City National Corp.	784,900	45,359,371
National Penn Bancshares, Inc.	3,266,604	26,655,489
PacWest Bancorp (e)	1,857,600	36,650,448
TCF Financial Corp. (d)	4,855,800	72,545,652
Western Liberty Bancorp (a)(e)	2,400,000	11,040,000
		296,129,291
Insurance - 6.8%
Alterra Capital Holdings Ltd.	2,057,411	44,337,207
Aspen Insurance Holdings Ltd.	2,120,200	63,712,010
Platinum Underwriters Holdings Ltd.	1,576,975	69,702,295
		177,751,512
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	628,300	48,404,232
American Assets Trust, Inc. (a)	225,200	4,794,508
DCT Industrial Trust, Inc. (e)	13,150,000	72,851,000
Franklin Street Properties Corp.	2,760,000	41,372,400
Highwoods Properties, Inc. (SBI)	1,940,330	63,584,614
National Retail Properties, Inc. (d)	1,240,000	30,814,000
		261,820,754
Thrifts & Mortgage Finance - 4.9%
Astoria Financial Corp.	4,818,152	68,610,484
Washington Federal, Inc.	3,486,175	60,275,966
		128,886,450
TOTAL FINANCIALS		957,188,175
HEALTH CARE - 7.1%
Health Care Providers & Services - 7.1%
Centene Corp. (a)	1,324,832	36,724,343
Chemed Corp.	510,200	31,749,746
MEDNAX, Inc. (a)	721,500	47,727,225
Providence Service Corp. (a)(e)	1,016,495	14,464,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc. (a)	2,565,700	$ 39,665,722
VCA Antech, Inc. (a)	718,000	16,456,560
		186,788,320
INDUSTRIALS - 13.0%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)	2,420,000	19,868,200
HNI Corp. (d)(e)	2,349,671	71,289,018
Knoll, Inc.	1,412,898	23,651,913
United Stationers, Inc. (a)	990,400	61,682,112
		176,491,243
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,604,723	39,096,892
Trading Companies & Distributors - 4.8%
H&E Equipment Services, Inc. (a)(e)	3,489,408	40,546,921
WESCO International, Inc. (a)	1,525,000	85,476,250
		126,023,171
TOTAL INDUSTRIALS		341,611,306
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.3%
ViaSat, Inc. (a)	809,472	35,127,037
Electronic Equipment & Components - 4.2%
Ingram Micro, Inc. Class A (a)	2,453,100	48,424,194
Macnica, Inc.	677,400	17,372,405
Ryoyo Electro Corp. (e)	1,972,700	22,471,668
SYNNEX Corp. (a)	631,598	21,089,057
		109,357,324
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	1,383,804	27,350,886
j2 Global Communications, Inc. (a)	630,149	17,392,112
		44,742,998
IT Services - 0.2%
FleetCor Technologies, Inc.	168,100	5,043,000
Semiconductors & Semiconductor Equipment - 0.7%
Miraial Co. Ltd. (e)	720,200	18,645,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Monotype Imaging Holdings, Inc. (a)(e)	2,583,700	$ 29,027,870
TOTAL INFORMATION TECHNOLOGY		241,943,758
MATERIALS - 4.4%
Chemicals - 0.4%
Spartech Corp. (a)	1,387,857	11,588,606
Metals & Mining - 4.0%
Carpenter Technology Corp.	1,284,380	52,852,237
Haynes International, Inc.	126,514	6,163,762
RTI International Metals, Inc. (a)(e)	1,617,597	46,732,377
		105,748,376
TOTAL MATERIALS		117,336,982
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc. (a)	1,665,000	22,710,600
UTILITIES - 6.1%
Electric Utilities - 1.9%
Westar Energy, Inc. (d)	2,010,000	51,255,000
Gas Utilities - 4.2%
Southwest Gas Corp.	1,130,989	42,118,030
UGI Corp.	2,150,000	67,402,500
		109,520,530
TOTAL UTILITIES		160,775,530
TOTAL COMMON STOCKS (Cost $2,053,363,726)		2,580,255,433
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,424,656
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	$ 19,045,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		32,469,711
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.19% (b)	23,273,294	23,273,294
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	120,164,525	120,164,525
TOTAL MONEY MARKET FUNDS (Cost $143,437,819)		143,437,819
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,217,156,315)		2,756,162,963
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(120,829,881)
NET ASSETS - 100%		$ 2,635,333,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,858
Fidelity Securities Lending Cash Central Fund	50,627
Total	$ 61,485
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ 12,330,836	$ -	$ -
Blount International, Inc.	27,740,300	-	-	-	39,096,892
DCT Industrial Trust, Inc.	46,900,000	16,084,308	-	743,063	72,851,000
H&E Equipment Services, Inc.	30,357,850	-	-	-	40,546,921
HNI Corp.	55,547,499	5,138,794	-	967,359	71,289,018
Miraial Co. Ltd.	15,372,473	3,618,630	-	244,180	18,645,529
Monotype Imaging Holdings, Inc.	11,299,816	12,600,234	-	-	29,027,870
PacWest Bancorp	37,552,606	1,164,578	-	36,068	36,650,448
Providence Service Corp.	14,637,528	-	-	-	14,464,724
RTI International Metals, Inc.	48,035,903	-	2,258,203	-	46,732,377
Ryoyo Electro Corp.	18,932,046	2,120,893	-	334,417	22,471,668
TradeStation Group, Inc.	13,178,039	-	-	-	14,374,168
Western Liberty Bancorp	14,976,000	-	-	-	11,040,000
Total	$ 356,557,924	$ 42,650,053	$ 14,589,039	$ 2,325,087	$ 417,190,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,310,461) - See accompanying schedule: Unaffiliated issuers (cost $1,725,528,905)	$ 2,195,534,529
Fidelity Central Funds (cost $143,437,819)	143,437,819
Other affiliated issuers (cost $348,189,591)	417,190,615
Total Investments (cost $2,217,156,315)		$ 2,756,162,963
Receivable for fund shares sold		4,922,951
Dividends receivable		2,512,491
Distributions receivable from Fidelity Central Funds		14,272
Prepaid expenses		5,499
Other receivables		15,631
Total assets		2,763,633,807

Liabilities
Payable for fund shares redeemed	5,637,901
Accrued management fee	1,818,953
Distribution and service plan fees payable	101,925
Other affiliated payables	544,316
Other payables and accrued expenses	33,105
Collateral on securities loaned, at value	120,164,525
Total liabilities		128,300,725

Net Assets		$ 2,635,333,082
Net Assets consist of:
Paid in capital		$ 2,086,043,345
Distributions in excess of net investment income		(3,413,684)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,695,293
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		539,008,128
Net Assets		$ 2,635,333,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($132,675,987 ÷ 8,505,837 shares)	$ 15.60

Maximum offering price per share (100/94.25 of $15.60)	$ 16.55
Class T: Net Asset Value and redemption price per share ($60,043,294 ÷ 3,878,195 shares)	$ 15.48

Maximum offering price per share (100/96.50 of $15.48)	$ 16.04
Class B: Net Asset Value and offering price per share ($10,255,503 ÷ 675,565 shares)A	$ 15.18

Class C: Net Asset Value and offering price per share ($48,460,429 ÷ 3,191,987 shares)A	$ 15.18

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,052,876,005 ÷ 130,573,584 shares)	$ 15.72

Class F: Net Asset Value, offering price and redemption price per share ($221,651,973 ÷ 14,095,241 shares)	$ 15.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,369,891 ÷ 6,952,398 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $2,325,087 earned from other affiliated issuers)		$ 11,760,398
Special dividends		9,360,000
Interest		81
Income from Fidelity Central Funds		61,485
Total income		21,181,964

Expenses
Management fee Basic fee	$ 8,237,977
Performance adjustment	1,547,636
Transfer agent fees	2,817,959
Distribution and service plan fees	525,551
Accounting and security lending fees	352,699
Custodian fees and expenses	19,504
Independent trustees' compensation	6,346
Registration fees	109,048
Audit	31,593
Legal	6,616
Interest	579
Miscellaneous	17,732
Total expenses before reductions	13,673,240
Expense reductions	(18,889)	13,654,351
Net investment income (loss)		7,527,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,014,608
Other affiliated issuers	(9,307,013)
Foreign currency transactions	27,557
Total net realized gain (loss)		25,735,152
Change in net unrealized appreciation (depreciation) on: Investment securities	349,698,906
Assets and liabilities in foreign currencies	(6,647)
Total change in net unrealized appreciation (depreciation)		349,692,259
Net gain (loss)		375,427,411
Net increase (decrease) in net assets resulting from operations		$ 382,955,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,527,613	$ 6,962,574
Net realized gain (loss)	25,735,152	188,495,963
Change in net unrealized appreciation (depreciation)	349,692,259	137,333,657
Net increase (decrease) in net assets resulting from operations	382,955,024	332,792,194
Distributions to shareholders from net investment income	(16,151,063)	(6,560,137)
Distributions to shareholders from net realized gain	(20,051,059)	-
Total distributions	(36,202,122)	(6,560,137)
Share transactions - net increase (decrease)	141,269,454	209,101,603
Redemption fees	151,260	534,282
Total increase (decrease) in net assets	488,173,616	535,867,942

Net Assets
Beginning of period	2,147,159,466	1,611,291,524
End of period (including distributions in excess of net investment income of $3,413,684 and undistributed net investment income of $5,209,766, respectively)	$ 2,635,333,082	$ 2,147,159,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Income from Investment Operations
Net investment income (loss) E	.03 H	.02 I	.08	(.01)	(.06)	(.03)
Net realized and unrealized gain (loss)	2.32	2.33	(.60)	(1.98)	1.90	.74
Total from investment operations	2.35	2.35	(.52)	(1.99)	1.84	.71
Distributions from net investment income	(.08)	(.03)	(.06)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.67)	(.35)
Total distributions	(.20)	(.03)	(.17)	(.53)	(.67)	(.35)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.60	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Total Return B,C,D	17.62%	21.16%	(4.37)%	(14.35)%	14.59%	5.72%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.47%	1.45%	1.43%	1.45%	1.51%
Expenses net of fee waivers, if any	1.42% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.42% A	1.39%	1.40%	1.40%	1.40%	1.36%
Net investment income (loss)	.40% A,H	.17% I	.81%	(.05)%	(.44)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,676	$ 96,994	$ 55,029	$ 52,446	$ 61,357	$ 39,931
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	.05	(.04)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.30	2.31	(.59)	(1.97)	1.90	.74
Total from investment operations	2.31	2.30	(.54)	(2.01)	1.80	.67
Distributions from net investment income	(.05)	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.65)	(.33)
Total distributions	(.17)	(.01)	(.15)	(.53)	(.65)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.48	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Total Return B,C,D	17.42%	20.87%	(4.57)%	(14.58)%	14.34%	5.47%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.72%	1.70%	1.68%	1.66%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.68% A	1.64%	1.65%	1.65%	1.65%	1.61%
Net investment income (loss)	.15% A,H	(.08)% I	.56%	(.30)%	(.69)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,043	$ 44,091	$ 28,534	$ 32,091	$ 51,518	$ 45,460
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.25	2.27	(.59)	(1.96)	1.90	.74
Total from investment operations	2.23	2.20	(.58)	(2.06)	1.73	.61
Distributions from net investment income	(.01)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.28)
Total distributions	(.13)	-	(.14)	(.53)	(.61)	(.28)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.19%	20.22%	(5.05)%	(15.04)%	13.78%	4.97%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.22%	2.20%	2.18%	2.20%	2.26%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,256	$ 9,747	$ 7,153	$ 7,886	$ 12,075	$ 10,214
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.26	2.26	(.58)	(1.96)	1.90	.74
Total from investment operations	2.24	2.19	(.57)	(2.06)	1.73	.61
Distributions from net investment income	(.02)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.29)
Total distributions	(.14)	-	(.14)	(.53)	(.61)	(.29)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.22%	20.11%	(4.98)%	(15.04)%	13.77%	4.92%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.22%	2.20%	2.18%	2.20%	2.22%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,460	$ 37,346	$ 21,345	$ 20,924	$ 34,155	$ 26,791
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.05 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.60)	(1.99)	1.91	.74
Total from investment operations	2.39	2.39	(.50)	(1.96)	1.89	.75
Distributions from net investment income	(.10)	(.05)	(.08)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.23)	(.05)	(.19)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.72	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.78%	21.32%	(4.15)%	(14.10)%	14.96%	6.07%
Ratios to Average Net Assets E,I
Expenses before reductions	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of fee waivers, if any	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of all reductions	1.15% A	1.17%	1.20%	1.13%	1.11%	1.06%
Net investment income (loss)	.68% A,G	.39% H	1.01%	.22%	(.15)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052,876	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.07 G	.09 H	.01
Net realized and unrealized gain (loss)	2.34	2.34	.94
Total from investment operations	2.41	2.43	.95
Distributions from net investment income	(.14)	(.07)	-
Distributions from net realized gain	(.13)	-	-
Total distributions	(.26) L	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.22
Total Return B,C	17.99%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.89% A	.90%	.86% A
Expenses net of fee waivers, if any	.89% A	.90%	.86% A
Expenses net of all reductions	.89% A	.89%	.86% A
Net investment income (loss)	.93% A,G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,652	$ 109,868	$ 159
Portfolio turnover rate F	11% A	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.06 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.59)	(1.99)	1.91	.74
Total from investment operations	2.39	2.40	(.49)	(1.96)	1.89	.75
Distributions from net investment income	(.11)	(.06)	(.07)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.24)	(.06)	(.18)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.77%	21.42%	(4.04)%	(14.10)%	14.99%	6.08%
Ratios to Average Net Assets E,I
Expenses before reductions	1.11% A	1.12%	1.20%	1.13%	1.10%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.15%	1.13%	1.10%	1.08%
Expenses net of all reductions	1.11% A	1.12%	1.15%	1.13%	1.10%	1.05%
Net investment income (loss)	.72% A,G	.45% H	1.06%	.22%	(.13)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,370	$ 78,440	$ 10,336	$ 8,584	$ 11,594	$ 9,422
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 621,319,236
Gross unrealized depreciation	(85,519,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 535,800,058
Tax cost	$ 2,220,362,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $235,160,726 and $122,739,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 138,937	$ 5,288
Class T	.25%	.25%	125,934	-
Class B	.75%	.25%	48,959	36,720
Class C	.75%	.25%	211,721	64,722
			$ 525,551	$ 106,730

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,105
Class T	5,175
Class B*	12,248
Class C*	2,408
$ 49,936

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,197.30
Class T	76,408.30
Class B	15,028.31
Class C	63,019.30
Small Cap Value	2,399,671.26
Institutional Class	97,636.22
	$ 2,817,959

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,488 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,392,000.47%		$ 579

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

7. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,627. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.40%	$ 9,560
Class T	1.65%	4,801
Class B	2.15%	1,186
Class C	2.15%	3,342
		$ 18,889

* Effective October 1, 2010 the expense limitations were eliminated.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 602,963	$ 159,193
Class T	175,083	36,920
Class B	8,350	-
Class C	50,685	-
Small Cap Value	13,136,444	6,230,380
Class F	1,502,640	28,266
Institutional Class	674,898	105,378
Total	$ 16,151,063	$ 6,560,137

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
From net realized gain
Class A	$ 938,086	$ -
Class T	417,804	-
Class B	85,354	-
Class C	362,483	-
Small Cap Value	16,213,209	-
Class F	1,278,822	-
Institutional Class	755,301	-
Total	$ 20,051,059	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	2,277,372	4,231,111	$ 32,971,346	$ 54,936,600
Reinvestment of distributions	98,821	12,276	1,412,739	146,358
Shares redeemed	(1,083,398)	(1,973,236)	(15,341,797)	(25,421,999)
Net increase (decrease)	1,292,795	2,270,151	$ 19,042,288	$ 29,660,959
Class T
Shares sold	1,015,881	1,449,265	$ 14,653,186	$ 18,793,141
Reinvestment of distributions	40,370	3,030	573,649	35,906
Shares redeemed	(484,459)	(727,616)	(6,810,905)	(9,211,959)
Net increase (decrease)	571,792	724,679	$ 8,415,930	$ 9,617,088
Class B
Shares sold	63,944	262,419	$ 911,455	$ 3,340,905
Reinvestment of distributions	5,817	-	79,168	-
Shares redeemed	(139,360)	(174,554)	(1,923,341)	(2,189,700)
Net increase (decrease)	(69,599)	87,865	$ (932,718)	$ 1,151,205
Class C
Shares sold	618,922	1,327,692	$ 8,682,040	$ 17,060,657
Reinvestment of distributions	25,779	-	354,104	-
Shares redeemed	(306,900)	(434,251)	(4,348,962)	(5,448,332)
Net increase (decrease)	337,801	893,441	$ 4,687,182	$ 11,612,325

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Small Cap Value
Shares sold	21,649,397	45,122,251	$ 315,487,458	$ 585,925,779
Reinvestment of distributions	1,987,755	507,903	28,460,666	6,101,827
Shares redeemed	(23,638,320)	(47,781,912)	(338,912,730)	(605,149,428)
Net increase (decrease)	(1,168)	(2,151,758)	$ 5,035,394	$ (13,121,822)
Class F
Shares sold	6,523,897	8,411,513	$ 95,189,060	$ 109,778,609
Reinvestment of distributions	192,943	2,350	2,781,462	28,266
Shares redeemed	(711,650)	(337,999)	(10,468,543)	(4,618,215)
Net increase (decrease)	6,005,190	8,075,864	$ 87,501,979	$ 105,188,660
Institutional Class
Shares sold	2,846,408	5,522,070	$ 42,040,609	$ 73,692,691
Reinvestment of distributions	90,435	7,512	1,288,856	90,344
Shares redeemed	(1,762,365)	(671,565)	(25,810,066)	(8,789,847)
Net increase (decrease)	1,174,478	4,858,017	$ 17,519,399	$ 64,993,188

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCV-USAN-0311
1.803708.106

Fidelity®

Small Cap Value

Fund
Class F

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.20	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.68%
Actual		$ 1,000.00	$ 1,174.20	$ 9.21
Hypothetical A		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.90	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Small Cap Value	1.15%
Actual		$ 1,000.00	$ 1,177.80	$ 6.31
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85
Class F	.89%
Actual		$ 1,000.00	$ 1,179.90	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,177.70	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Berry Petroleum Co. Class A	3.4	2.7
Superior Energy Services, Inc.	3.3	3.0
WESCO International, Inc.	3.3	3.1
DCT Industrial Trust, Inc.	2.7	2.2
TCF Financial Corp.	2.8	2.5
HNI Corp.	2.7	2.6
Platinum Underwriters Holdings Ltd.	2.7	3.1
Astoria Financial Corp.	2.6	2.7
UGI Corp.	2.6	2.5
Aspen Insurance Holdings Ltd.	2.4	2.3
	28.5
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.0	37.8
Industrials	13.0	12.8
Consumer Discretionary	10.7	11.5
Information Technology	9.2	8.3
Health Care	7.1	6.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.1%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.9%	** Foreign investments	10.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 2.5%
Matthews International Corp. Class A	740,187	$ 26,232,227
Regis Corp.	2,345,882	39,316,982
		65,549,209
Household Durables - 4.9%
M.D.C. Holdings, Inc.	1,224,300	37,843,113
Meritage Homes Corp. (a)	1,536,160	35,270,234
Ryland Group, Inc.	2,153,837	38,338,299
Tempur-Pedic International, Inc. (a)	400,000	17,456,000
		128,907,646
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	26,973,577
Tsutsumi Jewelry Co. Ltd.	791,400	21,501,243
		48,474,820
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	26,402,227
TOTAL CONSUMER DISCRETIONARY		269,333,902
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	1,390,000	61,076,600
Ingles Markets, Inc. Class A	717,153	13,891,254
		74,967,854
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	2,000,000	30,840,000
TOTAL CONSUMER STAPLES		105,807,854
ENERGY - 6.7%
Energy Equipment & Services - 3.3%
Superior Energy Services, Inc. (a)	2,441,700	85,752,504
Oil, Gas & Consumable Fuels - 3.4%
Berry Petroleum Co. Class A	1,950,000	91,006,502
TOTAL ENERGY		176,759,006
FINANCIALS - 36.3%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	2,080,000	30,908,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)(e)	2,062,291	$ 14,374,168
Waddell & Reed Financial, Inc. Class A	1,310,000	47,317,200
		92,600,168
Commercial Banks - 11.2%
Associated Banc-Corp.	3,832,650	53,580,447
CapitalSource, Inc.	6,515,270	50,297,884
City National Corp.	784,900	45,359,371
National Penn Bancshares, Inc.	3,266,604	26,655,489
PacWest Bancorp (e)	1,857,600	36,650,448
TCF Financial Corp. (d)	4,855,800	72,545,652
Western Liberty Bancorp (a)(e)	2,400,000	11,040,000
		296,129,291
Insurance - 6.8%
Alterra Capital Holdings Ltd.	2,057,411	44,337,207
Aspen Insurance Holdings Ltd.	2,120,200	63,712,010
Platinum Underwriters Holdings Ltd.	1,576,975	69,702,295
		177,751,512
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	628,300	48,404,232
American Assets Trust, Inc. (a)	225,200	4,794,508
DCT Industrial Trust, Inc. (e)	13,150,000	72,851,000
Franklin Street Properties Corp.	2,760,000	41,372,400
Highwoods Properties, Inc. (SBI)	1,940,330	63,584,614
National Retail Properties, Inc. (d)	1,240,000	30,814,000
		261,820,754
Thrifts & Mortgage Finance - 4.9%
Astoria Financial Corp.	4,818,152	68,610,484
Washington Federal, Inc.	3,486,175	60,275,966
		128,886,450
TOTAL FINANCIALS		957,188,175
HEALTH CARE - 7.1%
Health Care Providers & Services - 7.1%
Centene Corp. (a)	1,324,832	36,724,343
Chemed Corp.	510,200	31,749,746
MEDNAX, Inc. (a)	721,500	47,727,225
Providence Service Corp. (a)(e)	1,016,495	14,464,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc. (a)	2,565,700	$ 39,665,722
VCA Antech, Inc. (a)	718,000	16,456,560
		186,788,320
INDUSTRIALS - 13.0%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)	2,420,000	19,868,200
HNI Corp. (d)(e)	2,349,671	71,289,018
Knoll, Inc.	1,412,898	23,651,913
United Stationers, Inc. (a)	990,400	61,682,112
		176,491,243
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,604,723	39,096,892
Trading Companies & Distributors - 4.8%
H&E Equipment Services, Inc. (a)(e)	3,489,408	40,546,921
WESCO International, Inc. (a)	1,525,000	85,476,250
		126,023,171
TOTAL INDUSTRIALS		341,611,306
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.3%
ViaSat, Inc. (a)	809,472	35,127,037
Electronic Equipment & Components - 4.2%
Ingram Micro, Inc. Class A (a)	2,453,100	48,424,194
Macnica, Inc.	677,400	17,372,405
Ryoyo Electro Corp. (e)	1,972,700	22,471,668
SYNNEX Corp. (a)	631,598	21,089,057
		109,357,324
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	1,383,804	27,350,886
j2 Global Communications, Inc. (a)	630,149	17,392,112
		44,742,998
IT Services - 0.2%
FleetCor Technologies, Inc.	168,100	5,043,000
Semiconductors & Semiconductor Equipment - 0.7%
Miraial Co. Ltd. (e)	720,200	18,645,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Monotype Imaging Holdings, Inc. (a)(e)	2,583,700	$ 29,027,870
TOTAL INFORMATION TECHNOLOGY		241,943,758
MATERIALS - 4.4%
Chemicals - 0.4%
Spartech Corp. (a)	1,387,857	11,588,606
Metals & Mining - 4.0%
Carpenter Technology Corp.	1,284,380	52,852,237
Haynes International, Inc.	126,514	6,163,762
RTI International Metals, Inc. (a)(e)	1,617,597	46,732,377
		105,748,376
TOTAL MATERIALS		117,336,982
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc. (a)	1,665,000	22,710,600
UTILITIES - 6.1%
Electric Utilities - 1.9%
Westar Energy, Inc. (d)	2,010,000	51,255,000
Gas Utilities - 4.2%
Southwest Gas Corp.	1,130,989	42,118,030
UGI Corp.	2,150,000	67,402,500
		109,520,530
TOTAL UTILITIES		160,775,530
TOTAL COMMON STOCKS (Cost $2,053,363,726)		2,580,255,433
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,424,656
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	$ 19,045,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		32,469,711
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.19% (b)	23,273,294	23,273,294
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	120,164,525	120,164,525
TOTAL MONEY MARKET FUNDS (Cost $143,437,819)		143,437,819
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,217,156,315)		2,756,162,963
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(120,829,881)
NET ASSETS - 100%		$ 2,635,333,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,858
Fidelity Securities Lending Cash Central Fund	50,627
Total	$ 61,485
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ 12,330,836	$ -	$ -
Blount International, Inc.	27,740,300	-	-	-	39,096,892
DCT Industrial Trust, Inc.	46,900,000	16,084,308	-	743,063	72,851,000
H&E Equipment Services, Inc.	30,357,850	-	-	-	40,546,921
HNI Corp.	55,547,499	5,138,794	-	967,359	71,289,018
Miraial Co. Ltd.	15,372,473	3,618,630	-	244,180	18,645,529
Monotype Imaging Holdings, Inc.	11,299,816	12,600,234	-	-	29,027,870
PacWest Bancorp	37,552,606	1,164,578	-	36,068	36,650,448
Providence Service Corp.	14,637,528	-	-	-	14,464,724
RTI International Metals, Inc.	48,035,903	-	2,258,203	-	46,732,377
Ryoyo Electro Corp.	18,932,046	2,120,893	-	334,417	22,471,668
TradeStation Group, Inc.	13,178,039	-	-	-	14,374,168
Western Liberty Bancorp	14,976,000	-	-	-	11,040,000
Total	$ 356,557,924	$ 42,650,053	$ 14,589,039	$ 2,325,087	$ 417,190,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,310,461) - See accompanying schedule: Unaffiliated issuers (cost $1,725,528,905)	$ 2,195,534,529
Fidelity Central Funds (cost $143,437,819)	143,437,819
Other affiliated issuers (cost $348,189,591)	417,190,615
Total Investments (cost $2,217,156,315)		$ 2,756,162,963
Receivable for fund shares sold		4,922,951
Dividends receivable		2,512,491
Distributions receivable from Fidelity Central Funds		14,272
Prepaid expenses		5,499
Other receivables		15,631
Total assets		2,763,633,807

Liabilities
Payable for fund shares redeemed	5,637,901
Accrued management fee	1,818,953
Distribution and service plan fees payable	101,925
Other affiliated payables	544,316
Other payables and accrued expenses	33,105
Collateral on securities loaned, at value	120,164,525
Total liabilities		128,300,725

Net Assets		$ 2,635,333,082
Net Assets consist of:
Paid in capital		$ 2,086,043,345
Distributions in excess of net investment income		(3,413,684)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,695,293
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		539,008,128
Net Assets		$ 2,635,333,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($132,675,987 ÷ 8,505,837 shares)	$ 15.60

Maximum offering price per share (100/94.25 of $15.60)	$ 16.55
Class T: Net Asset Value and redemption price per share ($60,043,294 ÷ 3,878,195 shares)	$ 15.48

Maximum offering price per share (100/96.50 of $15.48)	$ 16.04
Class B: Net Asset Value and offering price per share ($10,255,503 ÷ 675,565 shares)A	$ 15.18

Class C: Net Asset Value and offering price per share ($48,460,429 ÷ 3,191,987 shares)A	$ 15.18

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,052,876,005 ÷ 130,573,584 shares)	$ 15.72

Class F: Net Asset Value, offering price and redemption price per share ($221,651,973 ÷ 14,095,241 shares)	$ 15.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,369,891 ÷ 6,952,398 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $2,325,087 earned from other affiliated issuers)		$ 11,760,398
Special dividends		9,360,000
Interest		81
Income from Fidelity Central Funds		61,485
Total income		21,181,964

Expenses
Management fee Basic fee	$ 8,237,977
Performance adjustment	1,547,636
Transfer agent fees	2,817,959
Distribution and service plan fees	525,551
Accounting and security lending fees	352,699
Custodian fees and expenses	19,504
Independent trustees' compensation	6,346
Registration fees	109,048
Audit	31,593
Legal	6,616
Interest	579
Miscellaneous	17,732
Total expenses before reductions	13,673,240
Expense reductions	(18,889)	13,654,351
Net investment income (loss)		7,527,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,014,608
Other affiliated issuers	(9,307,013)
Foreign currency transactions	27,557
Total net realized gain (loss)		25,735,152
Change in net unrealized appreciation (depreciation) on: Investment securities	349,698,906
Assets and liabilities in foreign currencies	(6,647)
Total change in net unrealized appreciation (depreciation)		349,692,259
Net gain (loss)		375,427,411
Net increase (decrease) in net assets resulting from operations		$ 382,955,024
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,527,613	$ 6,962,574
Net realized gain (loss)	25,735,152	188,495,963
Change in net unrealized appreciation (depreciation)	349,692,259	137,333,657
Net increase (decrease) in net assets resulting from operations	382,955,024	332,792,194
Distributions to shareholders from net investment income	(16,151,063)	(6,560,137)
Distributions to shareholders from net realized gain	(20,051,059)	-
Total distributions	(36,202,122)	(6,560,137)
Share transactions - net increase (decrease)	141,269,454	209,101,603
Redemption fees	151,260	534,282
Total increase (decrease) in net assets	488,173,616	535,867,942

Net Assets
Beginning of period	2,147,159,466	1,611,291,524
End of period (including distributions in excess of net investment income of $3,413,684 and undistributed net investment income of $5,209,766, respectively)	$ 2,635,333,082	$ 2,147,159,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Income from Investment Operations
Net investment income (loss) E	.03 H	.02 I	.08	(.01)	(.06)	(.03)
Net realized and unrealized gain (loss)	2.32	2.33	(.60)	(1.98)	1.90	.74
Total from investment operations	2.35	2.35	(.52)	(1.99)	1.84	.71
Distributions from net investment income	(.08)	(.03)	(.06)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.67)	(.35)
Total distributions	(.20)	(.03)	(.17)	(.53)	(.67)	(.35)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.60	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Total Return B,C,D	17.62%	21.16%	(4.37)%	(14.35)%	14.59%	5.72%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.47%	1.45%	1.43%	1.45%	1.51%
Expenses net of fee waivers, if any	1.42% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.42% A	1.39%	1.40%	1.40%	1.40%	1.36%
Net investment income (loss)	.40% A,H	.17% I	.81%	(.05)%	(.44)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,676	$ 96,994	$ 55,029	$ 52,446	$ 61,357	$ 39,931
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	.05	(.04)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.30	2.31	(.59)	(1.97)	1.90	.74
Total from investment operations	2.31	2.30	(.54)	(2.01)	1.80	.67
Distributions from net investment income	(.05)	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.65)	(.33)
Total distributions	(.17)	(.01)	(.15)	(.53)	(.65)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.48	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Total Return B,C,D	17.42%	20.87%	(4.57)%	(14.58)%	14.34%	5.47%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.72%	1.70%	1.68%	1.66%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.68% A	1.64%	1.65%	1.65%	1.65%	1.61%
Net investment income (loss)	.15% A,H	(.08)% I	.56%	(.30)%	(.69)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,043	$ 44,091	$ 28,534	$ 32,091	$ 51,518	$ 45,460
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.25	2.27	(.59)	(1.96)	1.90	.74
Total from investment operations	2.23	2.20	(.58)	(2.06)	1.73	.61
Distributions from net investment income	(.01)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.28)
Total distributions	(.13)	-	(.14)	(.53)	(.61)	(.28)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.19%	20.22%	(5.05)%	(15.04)%	13.78%	4.97%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.22%	2.20%	2.18%	2.20%	2.26%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,256	$ 9,747	$ 7,153	$ 7,886	$ 12,075	$ 10,214
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.26	2.26	(.58)	(1.96)	1.90	.74
Total from investment operations	2.24	2.19	(.57)	(2.06)	1.73	.61
Distributions from net investment income	(.02)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.29)
Total distributions	(.14)	-	(.14)	(.53)	(.61)	(.29)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.22%	20.11%	(4.98)%	(15.04)%	13.77%	4.92%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.22%	2.20%	2.18%	2.20%	2.22%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,460	$ 37,346	$ 21,345	$ 20,924	$ 34,155	$ 26,791
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.05 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.60)	(1.99)	1.91	.74
Total from investment operations	2.39	2.39	(.50)	(1.96)	1.89	.75
Distributions from net investment income	(.10)	(.05)	(.08)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.23)	(.05)	(.19)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.72	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.78%	21.32%	(4.15)%	(14.10)%	14.96%	6.07%
Ratios to Average Net Assets E,I
Expenses before reductions	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of fee waivers, if any	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of all reductions	1.15% A	1.17%	1.20%	1.13%	1.11%	1.06%
Net investment income (loss)	.68% A,G	.39% H	1.01%	.22%	(.15)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052,876	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.07 G	.09 H	.01
Net realized and unrealized gain (loss)	2.34	2.34	.94
Total from investment operations	2.41	2.43	.95
Distributions from net investment income	(.14)	(.07)	-
Distributions from net realized gain	(.13)	-	-
Total distributions	(.26) L	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.22
Total Return B,C	17.99%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.89% A	.90%	.86% A
Expenses net of fee waivers, if any	.89% A	.90%	.86% A
Expenses net of all reductions	.89% A	.89%	.86% A
Net investment income (loss)	.93% A,G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,652	$ 109,868	$ 159
Portfolio turnover rate F	11% A	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.06 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.59)	(1.99)	1.91	.74
Total from investment operations	2.39	2.40	(.49)	(1.96)	1.89	.75
Distributions from net investment income	(.11)	(.06)	(.07)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.24)	(.06)	(.18)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.77%	21.42%	(4.04)%	(14.10)%	14.99%	6.08%
Ratios to Average Net Assets E,I
Expenses before reductions	1.11% A	1.12%	1.20%	1.13%	1.10%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.15%	1.13%	1.10%	1.08%
Expenses net of all reductions	1.11% A	1.12%	1.15%	1.13%	1.10%	1.05%
Net investment income (loss)	.72% A,G	.45% H	1.06%	.22%	(.13)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,370	$ 78,440	$ 10,336	$ 8,584	$ 11,594	$ 9,422
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 621,319,236
Gross unrealized depreciation	(85,519,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 535,800,058
Tax cost	$ 2,220,362,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $235,160,726 and $122,739,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 138,937	$ 5,288
Class T	.25%	.25%	125,934	-
Class B	.75%	.25%	48,959	36,720
Class C	.75%	.25%	211,721	64,722
			$ 525,551	$ 106,730

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,105
Class T	5,175
Class B*	12,248
Class C*	2,408
$ 49,936

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,197.30
Class T	76,408.30
Class B	15,028.31
Class C	63,019.30
Small Cap Value	2,399,671.26
Institutional Class	97,636.22
	$ 2,817,959

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,488 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,392,000.47%		$ 579

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

7. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,627. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.40%	$ 9,560
Class T	1.65%	4,801
Class B	2.15%	1,186
Class C	2.15%	3,342
		$ 18,889

* Effective October 1, 2010 the expense limitations were eliminated.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 602,963	$ 159,193
Class T	175,083	36,920
Class B	8,350	-
Class C	50,685	-
Small Cap Value	13,136,444	6,230,380
Class F	1,502,640	28,266
Institutional Class	674,898	105,378
Total	$ 16,151,063	$ 6,560,137

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
From net realized gain
Class A	$ 938,086	$ -
Class T	417,804	-
Class B	85,354	-
Class C	362,483	-
Small Cap Value	16,213,209	-
Class F	1,278,822	-
Institutional Class	755,301	-
Total	$ 20,051,059	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	2,277,372	4,231,111	$ 32,971,346	$ 54,936,600
Reinvestment of distributions	98,821	12,276	1,412,739	146,358
Shares redeemed	(1,083,398)	(1,973,236)	(15,341,797)	(25,421,999)
Net increase (decrease)	1,292,795	2,270,151	$ 19,042,288	$ 29,660,959
Class T
Shares sold	1,015,881	1,449,265	$ 14,653,186	$ 18,793,141
Reinvestment of distributions	40,370	3,030	573,649	35,906
Shares redeemed	(484,459)	(727,616)	(6,810,905)	(9,211,959)
Net increase (decrease)	571,792	724,679	$ 8,415,930	$ 9,617,088
Class B
Shares sold	63,944	262,419	$ 911,455	$ 3,340,905
Reinvestment of distributions	5,817	-	79,168	-
Shares redeemed	(139,360)	(174,554)	(1,923,341)	(2,189,700)
Net increase (decrease)	(69,599)	87,865	$ (932,718)	$ 1,151,205
Class C
Shares sold	618,922	1,327,692	$ 8,682,040	$ 17,060,657
Reinvestment of distributions	25,779	-	354,104	-
Shares redeemed	(306,900)	(434,251)	(4,348,962)	(5,448,332)
Net increase (decrease)	337,801	893,441	$ 4,687,182	$ 11,612,325

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Small Cap Value
Shares sold	21,649,397	45,122,251	$ 315,487,458	$ 585,925,779
Reinvestment of distributions	1,987,755	507,903	28,460,666	6,101,827
Shares redeemed	(23,638,320)	(47,781,912)	(338,912,730)	(605,149,428)
Net increase (decrease)	(1,168)	(2,151,758)	$ 5,035,394	$ (13,121,822)
Class F
Shares sold	6,523,897	8,411,513	$ 95,189,060	$ 109,778,609
Reinvestment of distributions	192,943	2,350	2,781,462	28,266
Shares redeemed	(711,650)	(337,999)	(10,468,543)	(4,618,215)
Net increase (decrease)	6,005,190	8,075,864	$ 87,501,979	$ 105,188,660
Institutional Class
Shares sold	2,846,408	5,522,070	$ 42,040,609	$ 73,692,691
Reinvestment of distributions	90,435	7,512	1,288,856	90,344
Shares redeemed	(1,762,365)	(671,565)	(25,810,066)	(8,789,847)
Net increase (decrease)	1,174,478	4,858,017	$ 17,519,399	$ 64,993,188

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

SCV-F-SANN-0311
1.891899.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.20	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.68%
Actual		$ 1,000.00	$ 1,174.20	$ 9.21
Hypothetical A		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.90	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Small Cap Value	1.15%
Actual		$ 1,000.00	$ 1,177.80	$ 6.31
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85
Class F	.89%
Actual		$ 1,000.00	$ 1,179.90	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,177.70	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Berry Petroleum Co. Class A	3.4	2.7
Superior Energy Services, Inc.	3.3	3.0
WESCO International, Inc.	3.3	3.1
DCT Industrial Trust, Inc.	2.7	2.2
TCF Financial Corp.	2.8	2.5
HNI Corp.	2.7	2.6
Platinum Underwriters Holdings Ltd.	2.7	3.1
Astoria Financial Corp.	2.6	2.7
UGI Corp.	2.6	2.5
Aspen Insurance Holdings Ltd.	2.4	2.3
	28.5
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.0	37.8
Industrials	13.0	12.8
Consumer Discretionary	10.7	11.5
Information Technology	9.2	8.3
Health Care	7.1	6.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.1%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.9%	** Foreign investments	10.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 2.5%
Matthews International Corp. Class A	740,187	$ 26,232,227
Regis Corp.	2,345,882	39,316,982
		65,549,209
Household Durables - 4.9%
M.D.C. Holdings, Inc.	1,224,300	37,843,113
Meritage Homes Corp. (a)	1,536,160	35,270,234
Ryland Group, Inc.	2,153,837	38,338,299
Tempur-Pedic International, Inc. (a)	400,000	17,456,000
		128,907,646
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	26,973,577
Tsutsumi Jewelry Co. Ltd.	791,400	21,501,243
		48,474,820
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	26,402,227
TOTAL CONSUMER DISCRETIONARY		269,333,902
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	1,390,000	61,076,600
Ingles Markets, Inc. Class A	717,153	13,891,254
		74,967,854
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	2,000,000	30,840,000
TOTAL CONSUMER STAPLES		105,807,854
ENERGY - 6.7%
Energy Equipment & Services - 3.3%
Superior Energy Services, Inc. (a)	2,441,700	85,752,504
Oil, Gas & Consumable Fuels - 3.4%
Berry Petroleum Co. Class A	1,950,000	91,006,502
TOTAL ENERGY		176,759,006
FINANCIALS - 36.3%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	2,080,000	30,908,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)(e)	2,062,291	$ 14,374,168
Waddell & Reed Financial, Inc. Class A	1,310,000	47,317,200
		92,600,168
Commercial Banks - 11.2%
Associated Banc-Corp.	3,832,650	53,580,447
CapitalSource, Inc.	6,515,270	50,297,884
City National Corp.	784,900	45,359,371
National Penn Bancshares, Inc.	3,266,604	26,655,489
PacWest Bancorp (e)	1,857,600	36,650,448
TCF Financial Corp. (d)	4,855,800	72,545,652
Western Liberty Bancorp (a)(e)	2,400,000	11,040,000
		296,129,291
Insurance - 6.8%
Alterra Capital Holdings Ltd.	2,057,411	44,337,207
Aspen Insurance Holdings Ltd.	2,120,200	63,712,010
Platinum Underwriters Holdings Ltd.	1,576,975	69,702,295
		177,751,512
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	628,300	48,404,232
American Assets Trust, Inc. (a)	225,200	4,794,508
DCT Industrial Trust, Inc. (e)	13,150,000	72,851,000
Franklin Street Properties Corp.	2,760,000	41,372,400
Highwoods Properties, Inc. (SBI)	1,940,330	63,584,614
National Retail Properties, Inc. (d)	1,240,000	30,814,000
		261,820,754
Thrifts & Mortgage Finance - 4.9%
Astoria Financial Corp.	4,818,152	68,610,484
Washington Federal, Inc.	3,486,175	60,275,966
		128,886,450
TOTAL FINANCIALS		957,188,175
HEALTH CARE - 7.1%
Health Care Providers & Services - 7.1%
Centene Corp. (a)	1,324,832	36,724,343
Chemed Corp.	510,200	31,749,746
MEDNAX, Inc. (a)	721,500	47,727,225
Providence Service Corp. (a)(e)	1,016,495	14,464,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc. (a)	2,565,700	$ 39,665,722
VCA Antech, Inc. (a)	718,000	16,456,560
		186,788,320
INDUSTRIALS - 13.0%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)	2,420,000	19,868,200
HNI Corp. (d)(e)	2,349,671	71,289,018
Knoll, Inc.	1,412,898	23,651,913
United Stationers, Inc. (a)	990,400	61,682,112
		176,491,243
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,604,723	39,096,892
Trading Companies & Distributors - 4.8%
H&E Equipment Services, Inc. (a)(e)	3,489,408	40,546,921
WESCO International, Inc. (a)	1,525,000	85,476,250
		126,023,171
TOTAL INDUSTRIALS		341,611,306
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.3%
ViaSat, Inc. (a)	809,472	35,127,037
Electronic Equipment & Components - 4.2%
Ingram Micro, Inc. Class A (a)	2,453,100	48,424,194
Macnica, Inc.	677,400	17,372,405
Ryoyo Electro Corp. (e)	1,972,700	22,471,668
SYNNEX Corp. (a)	631,598	21,089,057
		109,357,324
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	1,383,804	27,350,886
j2 Global Communications, Inc. (a)	630,149	17,392,112
		44,742,998
IT Services - 0.2%
FleetCor Technologies, Inc.	168,100	5,043,000
Semiconductors & Semiconductor Equipment - 0.7%
Miraial Co. Ltd. (e)	720,200	18,645,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Monotype Imaging Holdings, Inc. (a)(e)	2,583,700	$ 29,027,870
TOTAL INFORMATION TECHNOLOGY		241,943,758
MATERIALS - 4.4%
Chemicals - 0.4%
Spartech Corp. (a)	1,387,857	11,588,606
Metals & Mining - 4.0%
Carpenter Technology Corp.	1,284,380	52,852,237
Haynes International, Inc.	126,514	6,163,762
RTI International Metals, Inc. (a)(e)	1,617,597	46,732,377
		105,748,376
TOTAL MATERIALS		117,336,982
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc. (a)	1,665,000	22,710,600
UTILITIES - 6.1%
Electric Utilities - 1.9%
Westar Energy, Inc. (d)	2,010,000	51,255,000
Gas Utilities - 4.2%
Southwest Gas Corp.	1,130,989	42,118,030
UGI Corp.	2,150,000	67,402,500
		109,520,530
TOTAL UTILITIES		160,775,530
TOTAL COMMON STOCKS (Cost $2,053,363,726)		2,580,255,433
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,424,656
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	$ 19,045,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		32,469,711
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.19% (b)	23,273,294	23,273,294
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	120,164,525	120,164,525
TOTAL MONEY MARKET FUNDS (Cost $143,437,819)		143,437,819
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,217,156,315)		2,756,162,963
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(120,829,881)
NET ASSETS - 100%		$ 2,635,333,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,858
Fidelity Securities Lending Cash Central Fund	50,627
Total	$ 61,485
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ 12,330,836	$ -	$ -
Blount International, Inc.	27,740,300	-	-	-	39,096,892
DCT Industrial Trust, Inc.	46,900,000	16,084,308	-	743,063	72,851,000
H&E Equipment Services, Inc.	30,357,850	-	-	-	40,546,921
HNI Corp.	55,547,499	5,138,794	-	967,359	71,289,018
Miraial Co. Ltd.	15,372,473	3,618,630	-	244,180	18,645,529
Monotype Imaging Holdings, Inc.	11,299,816	12,600,234	-	-	29,027,870
PacWest Bancorp	37,552,606	1,164,578	-	36,068	36,650,448
Providence Service Corp.	14,637,528	-	-	-	14,464,724
RTI International Metals, Inc.	48,035,903	-	2,258,203	-	46,732,377
Ryoyo Electro Corp.	18,932,046	2,120,893	-	334,417	22,471,668
TradeStation Group, Inc.	13,178,039	-	-	-	14,374,168
Western Liberty Bancorp	14,976,000	-	-	-	11,040,000
Total	$ 356,557,924	$ 42,650,053	$ 14,589,039	$ 2,325,087	$ 417,190,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,310,461) - See accompanying schedule: Unaffiliated issuers (cost $1,725,528,905)	$ 2,195,534,529
Fidelity Central Funds (cost $143,437,819)	143,437,819
Other affiliated issuers (cost $348,189,591)	417,190,615
Total Investments (cost $2,217,156,315)		$ 2,756,162,963
Receivable for fund shares sold		4,922,951
Dividends receivable		2,512,491
Distributions receivable from Fidelity Central Funds		14,272
Prepaid expenses		5,499
Other receivables		15,631
Total assets		2,763,633,807

Liabilities
Payable for fund shares redeemed	5,637,901
Accrued management fee	1,818,953
Distribution and service plan fees payable	101,925
Other affiliated payables	544,316
Other payables and accrued expenses	33,105
Collateral on securities loaned, at value	120,164,525
Total liabilities		128,300,725

Net Assets		$ 2,635,333,082
Net Assets consist of:
Paid in capital		$ 2,086,043,345
Distributions in excess of net investment income		(3,413,684)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,695,293
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		539,008,128
Net Assets		$ 2,635,333,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($132,675,987 ÷ 8,505,837 shares)	$ 15.60

Maximum offering price per share (100/94.25 of $15.60)	$ 16.55
Class T: Net Asset Value and redemption price per share ($60,043,294 ÷ 3,878,195 shares)	$ 15.48

Maximum offering price per share (100/96.50 of $15.48)	$ 16.04
Class B: Net Asset Value and offering price per share ($10,255,503 ÷ 675,565 shares)A	$ 15.18

Class C: Net Asset Value and offering price per share ($48,460,429 ÷ 3,191,987 shares)A	$ 15.18

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,052,876,005 ÷ 130,573,584 shares)	$ 15.72

Class F: Net Asset Value, offering price and redemption price per share ($221,651,973 ÷ 14,095,241 shares)	$ 15.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,369,891 ÷ 6,952,398 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $2,325,087 earned from other affiliated issuers)		$ 11,760,398
Special dividends		9,360,000
Interest		81
Income from Fidelity Central Funds		61,485
Total income		21,181,964

Expenses
Management fee Basic fee	$ 8,237,977
Performance adjustment	1,547,636
Transfer agent fees	2,817,959
Distribution and service plan fees	525,551
Accounting and security lending fees	352,699
Custodian fees and expenses	19,504
Independent trustees' compensation	6,346
Registration fees	109,048
Audit	31,593
Legal	6,616
Interest	579
Miscellaneous	17,732
Total expenses before reductions	13,673,240
Expense reductions	(18,889)	13,654,351
Net investment income (loss)		7,527,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,014,608
Other affiliated issuers	(9,307,013)
Foreign currency transactions	27,557
Total net realized gain (loss)		25,735,152
Change in net unrealized appreciation (depreciation) on: Investment securities	349,698,906
Assets and liabilities in foreign currencies	(6,647)
Total change in net unrealized appreciation (depreciation)		349,692,259
Net gain (loss)		375,427,411
Net increase (decrease) in net assets resulting from operations		$ 382,955,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,527,613	$ 6,962,574
Net realized gain (loss)	25,735,152	188,495,963
Change in net unrealized appreciation (depreciation)	349,692,259	137,333,657
Net increase (decrease) in net assets resulting from operations	382,955,024	332,792,194
Distributions to shareholders from net investment income	(16,151,063)	(6,560,137)
Distributions to shareholders from net realized gain	(20,051,059)	-
Total distributions	(36,202,122)	(6,560,137)
Share transactions - net increase (decrease)	141,269,454	209,101,603
Redemption fees	151,260	534,282
Total increase (decrease) in net assets	488,173,616	535,867,942

Net Assets
Beginning of period	2,147,159,466	1,611,291,524
End of period (including distributions in excess of net investment income of $3,413,684 and undistributed net investment income of $5,209,766, respectively)	$ 2,635,333,082	$ 2,147,159,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Income from Investment Operations
Net investment income (loss) E	.03 H	.02 I	.08	(.01)	(.06)	(.03)
Net realized and unrealized gain (loss)	2.32	2.33	(.60)	(1.98)	1.90	.74
Total from investment operations	2.35	2.35	(.52)	(1.99)	1.84	.71
Distributions from net investment income	(.08)	(.03)	(.06)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.67)	(.35)
Total distributions	(.20)	(.03)	(.17)	(.53)	(.67)	(.35)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.60	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Total Return B,C,D	17.62%	21.16%	(4.37)%	(14.35)%	14.59%	5.72%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.47%	1.45%	1.43%	1.45%	1.51%
Expenses net of fee waivers, if any	1.42% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.42% A	1.39%	1.40%	1.40%	1.40%	1.36%
Net investment income (loss)	.40% A,H	.17% I	.81%	(.05)%	(.44)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,676	$ 96,994	$ 55,029	$ 52,446	$ 61,357	$ 39,931
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	.05	(.04)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.30	2.31	(.59)	(1.97)	1.90	.74
Total from investment operations	2.31	2.30	(.54)	(2.01)	1.80	.67
Distributions from net investment income	(.05)	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.65)	(.33)
Total distributions	(.17)	(.01)	(.15)	(.53)	(.65)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.48	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Total Return B,C,D	17.42%	20.87%	(4.57)%	(14.58)%	14.34%	5.47%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.72%	1.70%	1.68%	1.66%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.68% A	1.64%	1.65%	1.65%	1.65%	1.61%
Net investment income (loss)	.15% A,H	(.08)% I	.56%	(.30)%	(.69)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,043	$ 44,091	$ 28,534	$ 32,091	$ 51,518	$ 45,460
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.25	2.27	(.59)	(1.96)	1.90	.74
Total from investment operations	2.23	2.20	(.58)	(2.06)	1.73	.61
Distributions from net investment income	(.01)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.28)
Total distributions	(.13)	-	(.14)	(.53)	(.61)	(.28)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.19%	20.22%	(5.05)%	(15.04)%	13.78%	4.97%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.22%	2.20%	2.18%	2.20%	2.26%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,256	$ 9,747	$ 7,153	$ 7,886	$ 12,075	$ 10,214
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.26	2.26	(.58)	(1.96)	1.90	.74
Total from investment operations	2.24	2.19	(.57)	(2.06)	1.73	.61
Distributions from net investment income	(.02)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.29)
Total distributions	(.14)	-	(.14)	(.53)	(.61)	(.29)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.22%	20.11%	(4.98)%	(15.04)%	13.77%	4.92%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.22%	2.20%	2.18%	2.20%	2.22%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,460	$ 37,346	$ 21,345	$ 20,924	$ 34,155	$ 26,791
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.05 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.60)	(1.99)	1.91	.74
Total from investment operations	2.39	2.39	(.50)	(1.96)	1.89	.75
Distributions from net investment income	(.10)	(.05)	(.08)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.23)	(.05)	(.19)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.72	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.78%	21.32%	(4.15)%	(14.10)%	14.96%	6.07%
Ratios to Average Net Assets E,I
Expenses before reductions	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of fee waivers, if any	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of all reductions	1.15% A	1.17%	1.20%	1.13%	1.11%	1.06%
Net investment income (loss)	.68% A,G	.39% H	1.01%	.22%	(.15)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052,876	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.07 G	.09 H	.01
Net realized and unrealized gain (loss)	2.34	2.34	.94
Total from investment operations	2.41	2.43	.95
Distributions from net investment income	(.14)	(.07)	-
Distributions from net realized gain	(.13)	-	-
Total distributions	(.26) L	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.22
Total Return B,C	17.99%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.89% A	.90%	.86% A
Expenses net of fee waivers, if any	.89% A	.90%	.86% A
Expenses net of all reductions	.89% A	.89%	.86% A
Net investment income (loss)	.93% A,G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,652	$ 109,868	$ 159
Portfolio turnover rate F	11% A	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.06 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.59)	(1.99)	1.91	.74
Total from investment operations	2.39	2.40	(.49)	(1.96)	1.89	.75
Distributions from net investment income	(.11)	(.06)	(.07)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.24)	(.06)	(.18)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.77%	21.42%	(4.04)%	(14.10)%	14.99%	6.08%
Ratios to Average Net Assets E,I
Expenses before reductions	1.11% A	1.12%	1.20%	1.13%	1.10%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.15%	1.13%	1.10%	1.08%
Expenses net of all reductions	1.11% A	1.12%	1.15%	1.13%	1.10%	1.05%
Net investment income (loss)	.72% A,G	.45% H	1.06%	.22%	(.13)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,370	$ 78,440	$ 10,336	$ 8,584	$ 11,594	$ 9,422
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 621,319,236
Gross unrealized depreciation	(85,519,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 535,800,058
Tax cost	$ 2,220,362,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $235,160,726 and $122,739,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 138,937	$ 5,288
Class T	.25%	.25%	125,934	-
Class B	.75%	.25%	48,959	36,720
Class C	.75%	.25%	211,721	64,722
			$ 525,551	$ 106,730

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,105
Class T	5,175
Class B*	12,248
Class C*	2,408
$ 49,936

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,197.30
Class T	76,408.30
Class B	15,028.31
Class C	63,019.30
Small Cap Value	2,399,671.26
Institutional Class	97,636.22
	$ 2,817,959

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,488 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,392,000.47%		$ 579

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

7. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,627. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.40%	$ 9,560
Class T	1.65%	4,801
Class B	2.15%	1,186
Class C	2.15%	3,342
		$ 18,889

* Effective October 1, 2010 the expense limitations were eliminated.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 602,963	$ 159,193
Class T	175,083	36,920
Class B	8,350	-
Class C	50,685	-
Small Cap Value	13,136,444	6,230,380
Class F	1,502,640	28,266
Institutional Class	674,898	105,378
Total	$ 16,151,063	$ 6,560,137

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
From net realized gain
Class A	$ 938,086	$ -
Class T	417,804	-
Class B	85,354	-
Class C	362,483	-
Small Cap Value	16,213,209	-
Class F	1,278,822	-
Institutional Class	755,301	-
Total	$ 20,051,059	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	2,277,372	4,231,111	$ 32,971,346	$ 54,936,600
Reinvestment of distributions	98,821	12,276	1,412,739	146,358
Shares redeemed	(1,083,398)	(1,973,236)	(15,341,797)	(25,421,999)
Net increase (decrease)	1,292,795	2,270,151	$ 19,042,288	$ 29,660,959
Class T
Shares sold	1,015,881	1,449,265	$ 14,653,186	$ 18,793,141
Reinvestment of distributions	40,370	3,030	573,649	35,906
Shares redeemed	(484,459)	(727,616)	(6,810,905)	(9,211,959)
Net increase (decrease)	571,792	724,679	$ 8,415,930	$ 9,617,088
Class B
Shares sold	63,944	262,419	$ 911,455	$ 3,340,905
Reinvestment of distributions	5,817	-	79,168	-
Shares redeemed	(139,360)	(174,554)	(1,923,341)	(2,189,700)
Net increase (decrease)	(69,599)	87,865	$ (932,718)	$ 1,151,205
Class C
Shares sold	618,922	1,327,692	$ 8,682,040	$ 17,060,657
Reinvestment of distributions	25,779	-	354,104	-
Shares redeemed	(306,900)	(434,251)	(4,348,962)	(5,448,332)
Net increase (decrease)	337,801	893,441	$ 4,687,182	$ 11,612,325

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Small Cap Value
Shares sold	21,649,397	45,122,251	$ 315,487,458	$ 585,925,779
Reinvestment of distributions	1,987,755	507,903	28,460,666	6,101,827
Shares redeemed	(23,638,320)	(47,781,912)	(338,912,730)	(605,149,428)
Net increase (decrease)	(1,168)	(2,151,758)	$ 5,035,394	$ (13,121,822)
Class F
Shares sold	6,523,897	8,411,513	$ 95,189,060	$ 109,778,609
Reinvestment of distributions	192,943	2,350	2,781,462	28,266
Shares redeemed	(711,650)	(337,999)	(10,468,543)	(4,618,215)
Net increase (decrease)	6,005,190	8,075,864	$ 87,501,979	$ 105,188,660
Institutional Class
Shares sold	2,846,408	5,522,070	$ 42,040,609	$ 73,692,691
Reinvestment of distributions	90,435	7,512	1,288,856	90,344
Shares redeemed	(1,762,365)	(671,565)	(25,810,066)	(8,789,847)
Net increase (decrease)	1,174,478	4,858,017	$ 17,519,399	$ 64,993,188

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCV-USAN-0311
1.803737.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.42%
Actual		$ 1,000.00	$ 1,176.20	$ 7.79
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.68%
Actual		$ 1,000.00	$ 1,174.20	$ 9.21
Hypothetical A		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.17%
Actual		$ 1,000.00	$ 1,171.90	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,172.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Small Cap Value	1.15%
Actual		$ 1,000.00	$ 1,177.80	$ 6.31
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85
Class F	.89%
Actual		$ 1,000.00	$ 1,179.90	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,177.70	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Berry Petroleum Co. Class A	3.4	2.7
Superior Energy Services, Inc.	3.3	3.0
WESCO International, Inc.	3.3	3.1
DCT Industrial Trust, Inc.	2.7	2.2
TCF Financial Corp.	2.8	2.5
HNI Corp.	2.7	2.6
Platinum Underwriters Holdings Ltd.	2.7	3.1
Astoria Financial Corp.	2.6	2.7
UGI Corp.	2.6	2.5
Aspen Insurance Holdings Ltd.	2.4	2.3
	28.5
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.0	37.8
Industrials	13.0	12.8
Consumer Discretionary	10.7	11.5
Information Technology	9.2	8.3
Health Care	7.1	6.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 99.1%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.9%	** Foreign investments	10.5%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 2.5%
Matthews International Corp. Class A	740,187	$ 26,232,227
Regis Corp.	2,345,882	39,316,982
		65,549,209
Household Durables - 4.9%
M.D.C. Holdings, Inc.	1,224,300	37,843,113
Meritage Homes Corp. (a)	1,536,160	35,270,234
Ryland Group, Inc.	2,153,837	38,338,299
Tempur-Pedic International, Inc. (a)	400,000	17,456,000
		128,907,646
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	26,973,577
Tsutsumi Jewelry Co. Ltd.	791,400	21,501,243
		48,474,820
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	26,402,227
TOTAL CONSUMER DISCRETIONARY		269,333,902
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	1,390,000	61,076,600
Ingles Markets, Inc. Class A	717,153	13,891,254
		74,967,854
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	2,000,000	30,840,000
TOTAL CONSUMER STAPLES		105,807,854
ENERGY - 6.7%
Energy Equipment & Services - 3.3%
Superior Energy Services, Inc. (a)	2,441,700	85,752,504
Oil, Gas & Consumable Fuels - 3.4%
Berry Petroleum Co. Class A	1,950,000	91,006,502
TOTAL ENERGY		176,759,006
FINANCIALS - 36.3%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	2,080,000	30,908,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)(e)	2,062,291	$ 14,374,168
Waddell & Reed Financial, Inc. Class A	1,310,000	47,317,200
		92,600,168
Commercial Banks - 11.2%
Associated Banc-Corp.	3,832,650	53,580,447
CapitalSource, Inc.	6,515,270	50,297,884
City National Corp.	784,900	45,359,371
National Penn Bancshares, Inc.	3,266,604	26,655,489
PacWest Bancorp (e)	1,857,600	36,650,448
TCF Financial Corp. (d)	4,855,800	72,545,652
Western Liberty Bancorp (a)(e)	2,400,000	11,040,000
		296,129,291
Insurance - 6.8%
Alterra Capital Holdings Ltd.	2,057,411	44,337,207
Aspen Insurance Holdings Ltd.	2,120,200	63,712,010
Platinum Underwriters Holdings Ltd.	1,576,975	69,702,295
		177,751,512
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	628,300	48,404,232
American Assets Trust, Inc. (a)	225,200	4,794,508
DCT Industrial Trust, Inc. (e)	13,150,000	72,851,000
Franklin Street Properties Corp.	2,760,000	41,372,400
Highwoods Properties, Inc. (SBI)	1,940,330	63,584,614
National Retail Properties, Inc. (d)	1,240,000	30,814,000
		261,820,754
Thrifts & Mortgage Finance - 4.9%
Astoria Financial Corp.	4,818,152	68,610,484
Washington Federal, Inc.	3,486,175	60,275,966
		128,886,450
TOTAL FINANCIALS		957,188,175
HEALTH CARE - 7.1%
Health Care Providers & Services - 7.1%
Centene Corp. (a)	1,324,832	36,724,343
Chemed Corp.	510,200	31,749,746
MEDNAX, Inc. (a)	721,500	47,727,225
Providence Service Corp. (a)(e)	1,016,495	14,464,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc. (a)	2,565,700	$ 39,665,722
VCA Antech, Inc. (a)	718,000	16,456,560
		186,788,320
INDUSTRIALS - 13.0%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)	2,420,000	19,868,200
HNI Corp. (d)(e)	2,349,671	71,289,018
Knoll, Inc.	1,412,898	23,651,913
United Stationers, Inc. (a)	990,400	61,682,112
		176,491,243
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,604,723	39,096,892
Trading Companies & Distributors - 4.8%
H&E Equipment Services, Inc. (a)(e)	3,489,408	40,546,921
WESCO International, Inc. (a)	1,525,000	85,476,250
		126,023,171
TOTAL INDUSTRIALS		341,611,306
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.3%
ViaSat, Inc. (a)	809,472	35,127,037
Electronic Equipment & Components - 4.2%
Ingram Micro, Inc. Class A (a)	2,453,100	48,424,194
Macnica, Inc.	677,400	17,372,405
Ryoyo Electro Corp. (e)	1,972,700	22,471,668
SYNNEX Corp. (a)	631,598	21,089,057
		109,357,324
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	1,383,804	27,350,886
j2 Global Communications, Inc. (a)	630,149	17,392,112
		44,742,998
IT Services - 0.2%
FleetCor Technologies, Inc.	168,100	5,043,000
Semiconductors & Semiconductor Equipment - 0.7%
Miraial Co. Ltd. (e)	720,200	18,645,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Monotype Imaging Holdings, Inc. (a)(e)	2,583,700	$ 29,027,870
TOTAL INFORMATION TECHNOLOGY		241,943,758
MATERIALS - 4.4%
Chemicals - 0.4%
Spartech Corp. (a)	1,387,857	11,588,606
Metals & Mining - 4.0%
Carpenter Technology Corp.	1,284,380	52,852,237
Haynes International, Inc.	126,514	6,163,762
RTI International Metals, Inc. (a)(e)	1,617,597	46,732,377
		105,748,376
TOTAL MATERIALS		117,336,982
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc. (a)	1,665,000	22,710,600
UTILITIES - 6.1%
Electric Utilities - 1.9%
Westar Energy, Inc. (d)	2,010,000	51,255,000
Gas Utilities - 4.2%
Southwest Gas Corp.	1,130,989	42,118,030
UGI Corp.	2,150,000	67,402,500
		109,520,530
TOTAL UTILITIES		160,775,530
TOTAL COMMON STOCKS (Cost $2,053,363,726)		2,580,255,433
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,424,656
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	$ 19,045,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		32,469,711
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.19% (b)	23,273,294	23,273,294
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	120,164,525	120,164,525
TOTAL MONEY MARKET FUNDS (Cost $143,437,819)		143,437,819
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,217,156,315)		2,756,162,963
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(120,829,881)
NET ASSETS - 100%		$ 2,635,333,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,858
Fidelity Securities Lending Cash Central Fund	50,627
Total	$ 61,485
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ 12,330,836	$ -	$ -
Blount International, Inc.	27,740,300	-	-	-	39,096,892
DCT Industrial Trust, Inc.	46,900,000	16,084,308	-	743,063	72,851,000
H&E Equipment Services, Inc.	30,357,850	-	-	-	40,546,921
HNI Corp.	55,547,499	5,138,794	-	967,359	71,289,018
Miraial Co. Ltd.	15,372,473	3,618,630	-	244,180	18,645,529
Monotype Imaging Holdings, Inc.	11,299,816	12,600,234	-	-	29,027,870
PacWest Bancorp	37,552,606	1,164,578	-	36,068	36,650,448
Providence Service Corp.	14,637,528	-	-	-	14,464,724
RTI International Metals, Inc.	48,035,903	-	2,258,203	-	46,732,377
Ryoyo Electro Corp.	18,932,046	2,120,893	-	334,417	22,471,668
TradeStation Group, Inc.	13,178,039	-	-	-	14,374,168
Western Liberty Bancorp	14,976,000	-	-	-	11,040,000
Total	$ 356,557,924	$ 42,650,053	$ 14,589,039	$ 2,325,087	$ 417,190,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,310,461) - See accompanying schedule: Unaffiliated issuers (cost $1,725,528,905)	$ 2,195,534,529
Fidelity Central Funds (cost $143,437,819)	143,437,819
Other affiliated issuers (cost $348,189,591)	417,190,615
Total Investments (cost $2,217,156,315)		$ 2,756,162,963
Receivable for fund shares sold		4,922,951
Dividends receivable		2,512,491
Distributions receivable from Fidelity Central Funds		14,272
Prepaid expenses		5,499
Other receivables		15,631
Total assets		2,763,633,807

Liabilities
Payable for fund shares redeemed	5,637,901
Accrued management fee	1,818,953
Distribution and service plan fees payable	101,925
Other affiliated payables	544,316
Other payables and accrued expenses	33,105
Collateral on securities loaned, at value	120,164,525
Total liabilities		128,300,725

Net Assets		$ 2,635,333,082
Net Assets consist of:
Paid in capital		$ 2,086,043,345
Distributions in excess of net investment income		(3,413,684)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,695,293
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		539,008,128
Net Assets		$ 2,635,333,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($132,675,987 ÷ 8,505,837 shares)	$ 15.60

Maximum offering price per share (100/94.25 of $15.60)	$ 16.55
Class T: Net Asset Value and redemption price per share ($60,043,294 ÷ 3,878,195 shares)	$ 15.48

Maximum offering price per share (100/96.50 of $15.48)	$ 16.04
Class B: Net Asset Value and offering price per share ($10,255,503 ÷ 675,565 shares)A	$ 15.18

Class C: Net Asset Value and offering price per share ($48,460,429 ÷ 3,191,987 shares)A	$ 15.18

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,052,876,005 ÷ 130,573,584 shares)	$ 15.72

Class F: Net Asset Value, offering price and redemption price per share ($221,651,973 ÷ 14,095,241 shares)	$ 15.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,369,891 ÷ 6,952,398 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $2,325,087 earned from other affiliated issuers)		$ 11,760,398
Special dividends		9,360,000
Interest		81
Income from Fidelity Central Funds		61,485
Total income		21,181,964

Expenses
Management fee Basic fee	$ 8,237,977
Performance adjustment	1,547,636
Transfer agent fees	2,817,959
Distribution and service plan fees	525,551
Accounting and security lending fees	352,699
Custodian fees and expenses	19,504
Independent trustees' compensation	6,346
Registration fees	109,048
Audit	31,593
Legal	6,616
Interest	579
Miscellaneous	17,732
Total expenses before reductions	13,673,240
Expense reductions	(18,889)	13,654,351
Net investment income (loss)		7,527,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,014,608
Other affiliated issuers	(9,307,013)
Foreign currency transactions	27,557
Total net realized gain (loss)		25,735,152
Change in net unrealized appreciation (depreciation) on: Investment securities	349,698,906
Assets and liabilities in foreign currencies	(6,647)
Total change in net unrealized appreciation (depreciation)		349,692,259
Net gain (loss)		375,427,411
Net increase (decrease) in net assets resulting from operations		$ 382,955,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,527,613	$ 6,962,574
Net realized gain (loss)	25,735,152	188,495,963
Change in net unrealized appreciation (depreciation)	349,692,259	137,333,657
Net increase (decrease) in net assets resulting from operations	382,955,024	332,792,194
Distributions to shareholders from net investment income	(16,151,063)	(6,560,137)
Distributions to shareholders from net realized gain	(20,051,059)	-
Total distributions	(36,202,122)	(6,560,137)
Share transactions - net increase (decrease)	141,269,454	209,101,603
Redemption fees	151,260	534,282
Total increase (decrease) in net assets	488,173,616	535,867,942

Net Assets
Beginning of period	2,147,159,466	1,611,291,524
End of period (including distributions in excess of net investment income of $3,413,684 and undistributed net investment income of $5,209,766, respectively)	$ 2,635,333,082	$ 2,147,159,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Income from Investment Operations
Net investment income (loss) E	.03 H	.02 I	.08	(.01)	(.06)	(.03)
Net realized and unrealized gain (loss)	2.32	2.33	(.60)	(1.98)	1.90	.74
Total from investment operations	2.35	2.35	(.52)	(1.99)	1.84	.71
Distributions from net investment income	(.08)	(.03)	(.06)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.67)	(.35)
Total distributions	(.20)	(.03)	(.17)	(.53)	(.67)	(.35)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.60	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Total Return B,C,D	17.62%	21.16%	(4.37)%	(14.35)%	14.59%	5.72%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.47%	1.45%	1.43%	1.45%	1.51%
Expenses net of fee waivers, if any	1.42% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.42% A	1.39%	1.40%	1.40%	1.40%	1.36%
Net investment income (loss)	.40% A,H	.17% I	.81%	(.05)%	(.44)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,676	$ 96,994	$ 55,029	$ 52,446	$ 61,357	$ 39,931
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.01 H	(.01) I	.05	(.04)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.30	2.31	(.59)	(1.97)	1.90	.74
Total from investment operations	2.31	2.30	(.54)	(2.01)	1.80	.67
Distributions from net investment income	(.05)	(.01)	(.04)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.65)	(.33)
Total distributions	(.17)	(.01)	(.15)	(.53)	(.65)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.48	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Total Return B,C,D	17.42%	20.87%	(4.57)%	(14.58)%	14.34%	5.47%
Ratios to Average Net Assets F,J
Expenses before reductions	1.69% A	1.72%	1.70%	1.68%	1.66%	1.67%
Expenses net of fee waivers, if any	1.68% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.68% A	1.64%	1.65%	1.65%	1.65%	1.61%
Net investment income (loss)	.15% A,H	(.08)% I	.56%	(.30)%	(.69)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,043	$ 44,091	$ 28,534	$ 32,091	$ 51,518	$ 45,460
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.25	2.27	(.59)	(1.96)	1.90	.74
Total from investment operations	2.23	2.20	(.58)	(2.06)	1.73	.61
Distributions from net investment income	(.01)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.28)
Total distributions	(.13)	-	(.14)	(.53)	(.61)	(.28)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.19%	20.22%	(5.05)%	(15.04)%	13.78%	4.97%
Ratios to Average Net Assets F,J
Expenses before reductions	2.20% A	2.22%	2.20%	2.18%	2.20%	2.26%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,256	$ 9,747	$ 7,153	$ 7,886	$ 12,075	$ 10,214
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.07) I	.01	(.10)	(.17)	(.13)
Net realized and unrealized gain (loss)	2.26	2.26	(.58)	(1.96)	1.90	.74
Total from investment operations	2.24	2.19	(.57)	(2.06)	1.73	.61
Distributions from net investment income	(.02)	-	(.03)	-	-	-
Distributions from net realized gain	(.12)	-	(.11)	(.53)	(.61)	(.29)
Total distributions	(.14)	-	(.14)	(.53)	(.61)	(.29)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 15.18	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Total Return B,C,D	17.22%	20.11%	(4.98)%	(15.04)%	13.77%	4.92%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.22%	2.20%	2.18%	2.20%	2.22%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.17% A	2.14%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(.35)% A,H	(.58)% I	.06%	(.80)%	(1.19)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,460	$ 37,346	$ 21,345	$ 20,924	$ 34,155	$ 26,791
Portfolio turnover rate G	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.05 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.60)	(1.99)	1.91	.74
Total from investment operations	2.39	2.39	(.50)	(1.96)	1.89	.75
Distributions from net investment income	(.10)	(.05)	(.08)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.23)	(.05)	(.19)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.72	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.78%	21.32%	(4.15)%	(14.10)%	14.96%	6.07%
Ratios to Average Net Assets E,I
Expenses before reductions	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of fee waivers, if any	1.15% A	1.18%	1.20%	1.14%	1.11%	1.09%
Expenses net of all reductions	1.15% A	1.17%	1.20%	1.13%	1.11%	1.06%
Net investment income (loss)	.68% A,G	.39% H	1.01%	.22%	(.15)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052,876	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.07 G	.09 H	.01
Net realized and unrealized gain (loss)	2.34	2.34	.94
Total from investment operations	2.41	2.43	.95
Distributions from net investment income	(.14)	(.07)	-
Distributions from net realized gain	(.13)	-	-
Total distributions	(.26) L	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.22
Total Return B,C	17.99%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.89% A	.90%	.86% A
Expenses net of fee waivers, if any	.89% A	.90%	.86% A
Expenses net of all reductions	.89% A	.89%	.86% A
Net investment income (loss)	.93% A,G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,652	$ 109,868	$ 159
Portfolio turnover rate F	11% A	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05 G	.06 H	.10	.03	(.02)	.01
Net realized and unrealized gain (loss)	2.34	2.34	(.59)	(1.99)	1.91	.74
Total from investment operations	2.39	2.40	(.49)	(1.96)	1.89	.75
Distributions from net investment income	(.11)	(.06)	(.07)	-	-	(.01)
Distributions from net realized gain	(.13)	-	(.11)	(.56)	(.68)	(.36)
Total distributions	(.24)	(.06)	(.18)	(.56)	(.68)	(.37)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 15.73	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Total Return B,C	17.77%	21.42%	(4.04)%	(14.10)%	14.99%	6.08%
Ratios to Average Net Assets E,I
Expenses before reductions	1.11% A	1.12%	1.20%	1.13%	1.10%	1.08%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.15%	1.13%	1.10%	1.08%
Expenses net of all reductions	1.11% A	1.12%	1.15%	1.13%	1.10%	1.05%
Net investment income (loss)	.72% A,G	.45% H	1.06%	.22%	(.13)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,370	$ 78,440	$ 10,336	$ 8,584	$ 11,594	$ 9,422
Portfolio turnover rate F	11% A	49%	51%	149%	67%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 621,319,236
Gross unrealized depreciation	(85,519,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 535,800,058
Tax cost	$ 2,220,362,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $235,160,726 and $122,739,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 138,937	$ 5,288
Class T	.25%	.25%	125,934	-
Class B	.75%	.25%	48,959	36,720
Class C	.75%	.25%	211,721	64,722
			$ 525,551	$ 106,730

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,105
Class T	5,175
Class B*	12,248
Class C*	2,408
$ 49,936

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 166,197.30
Class T	76,408.30
Class B	15,028.31
Class C	63,019.30
Small Cap Value	2,399,671.26
Institutional Class	97,636.22
	$ 2,817,959

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,488 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,392,000.47%		$ 579

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

7. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,627. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Class A	1.40%	$ 9,560
Class T	1.65%	4,801
Class B	2.15%	1,186
Class C	2.15%	3,342
		$ 18,889

* Effective October 1, 2010 the expense limitations were eliminated.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 602,963	$ 159,193
Class T	175,083	36,920
Class B	8,350	-
Class C	50,685	-
Small Cap Value	13,136,444	6,230,380
Class F	1,502,640	28,266
Institutional Class	674,898	105,378
Total	$ 16,151,063	$ 6,560,137

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2011	Year ended July 31, 2010
From net realized gain
Class A	$ 938,086	$ -
Class T	417,804	-
Class B	85,354	-
Class C	362,483	-
Small Cap Value	16,213,209	-
Class F	1,278,822	-
Institutional Class	755,301	-
Total	$ 20,051,059	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	2,277,372	4,231,111	$ 32,971,346	$ 54,936,600
Reinvestment of distributions	98,821	12,276	1,412,739	146,358
Shares redeemed	(1,083,398)	(1,973,236)	(15,341,797)	(25,421,999)
Net increase (decrease)	1,292,795	2,270,151	$ 19,042,288	$ 29,660,959
Class T
Shares sold	1,015,881	1,449,265	$ 14,653,186	$ 18,793,141
Reinvestment of distributions	40,370	3,030	573,649	35,906
Shares redeemed	(484,459)	(727,616)	(6,810,905)	(9,211,959)
Net increase (decrease)	571,792	724,679	$ 8,415,930	$ 9,617,088
Class B
Shares sold	63,944	262,419	$ 911,455	$ 3,340,905
Reinvestment of distributions	5,817	-	79,168	-
Shares redeemed	(139,360)	(174,554)	(1,923,341)	(2,189,700)
Net increase (decrease)	(69,599)	87,865	$ (932,718)	$ 1,151,205
Class C
Shares sold	618,922	1,327,692	$ 8,682,040	$ 17,060,657
Reinvestment of distributions	25,779	-	354,104	-
Shares redeemed	(306,900)	(434,251)	(4,348,962)	(5,448,332)
Net increase (decrease)	337,801	893,441	$ 4,687,182	$ 11,612,325

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Small Cap Value
Shares sold	21,649,397	45,122,251	$ 315,487,458	$ 585,925,779
Reinvestment of distributions	1,987,755	507,903	28,460,666	6,101,827
Shares redeemed	(23,638,320)	(47,781,912)	(338,912,730)	(605,149,428)
Net increase (decrease)	(1,168)	(2,151,758)	$ 5,035,394	$ (13,121,822)
Class F
Shares sold	6,523,897	8,411,513	$ 95,189,060	$ 109,778,609
Reinvestment of distributions	192,943	2,350	2,781,462	28,266
Shares redeemed	(711,650)	(337,999)	(10,468,543)	(4,618,215)
Net increase (decrease)	6,005,190	8,075,864	$ 87,501,979	$ 105,188,660
Institutional Class
Shares sold	2,846,408	5,522,070	$ 42,040,609	$ 73,692,691
Reinvestment of distributions	90,435	7,512	1,288,856	90,344
Shares redeemed	(1,762,365)	(671,565)	(25,810,066)	(8,789,847)
Net increase (decrease)	1,174,478	4,858,017	$ 17,519,399	$ 64,993,188

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCVI-USAN-0311
1.803748.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2011